  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 4/6/2010 12:00:00 AM


                                       REGISTRATION NUMBERS 333-152192/811-21262
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 2


                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                AMENDMENT NO. 116


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

             1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 656-3000

                             JAMES L. LIPSCOMB, ESQ.
                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                                 DIANE E. AMBLER
                                 K & L GATES LLP
                                1601 K STREET, NW
                              WASHINGTON, DC 20006

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 3, 2010 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

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                 METLIFE RETIREMENT ACCOUNT ANNUITY PROSPECTUS:

This prospectus describes MetLife Retirement Account Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement Plans that qualify for special federal income tax treatment ("Qualified Contracts".) We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

You can choose to have your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of our Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Funding Options you select. You bear the investment risk of investing in the Funding Options. The Funding Options available for all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lazard Mid Cap Portfolio -- Class A
  American Funds Global Growth Fund                Lord Abbett Bond Debenture
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth-Income Fund                Lord Abbett Growth and Income
DELAWARE VIP TRUST -- STANDARD CLASS                  Portfolio -- Class B
  Delaware VIP Small Cap Value Series              Lord Abbett Mid Cap Value
FIDELITY(R) VARIABLE INSURANCE                        Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                      PIMCO Inflation Protected Bond
  Contrafund(R) Portfolio                             Portfolio -- Class A
  Mid Cap Portfolio                                PIMCO Total Return Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Fund Portfolio -- Class A
  TRUST -- CLASS 2                                 Pioneer Strategic Income Portfolio -- Class
  Templeton Developing Markets Securities             A
     Fund                                          Third Avenue Small Cap Value
  Templeton Foreign Securities Fund                   Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES               Van Kampen Comstock Portfolio -- Class B
  Enterprise Portfolio                           METROPOLITAN SERIES FUND, INC.
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Barclays Capital Aggregate Bond Index
  Legg Mason ClearBridge Variable                     Portfolio -- Class A
     Appreciation Portfolio -- Class I             BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class D
     All Cap                                       BlackRock Bond Income Portfolio -- Class A
  Value Portfolio -- Class I                       BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Money Market Portfolio -- Class A
     Value Portfolio -- Class I                    Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        FI Value Leaders Portfolio -- Class D
     Growth Portfolio -- Class I                   MetLife Aggressive Allocation
  Legg Mason Investment Counsel Variable              Portfolio -- Class B
     Social                                        MetLife Conservative Allocation
     Awareness Portfolio                              Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          MetLife Conservative to Moderate Allocation
  Legg Mason Western Asset Variable                   Portfolio -- Class B
     Adjustable Rate                               MetLife Moderate Allocation
     Income Portfolio                                 Portfolio -- Class B
  Legg Mason Western Asset Variable High           MetLife Moderate to Aggressive Allocation
     Income Portfolio                                 Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Stock Index Portfolio -- Class A
  BlackRock High Yield Portfolio -- Class A        MFS(R) Total Return Portfolio -- Class F
  BlackRock Large Cap Core Portfolio -- Class      MFS(R) Value Portfolio -- Class A
     E                                             Morgan Stanley EAFE(R) Index
  Clarion Global Real Estate                          Portfolio -- Class A
     Portfolio -- Class A                          Oppenheimer Global Equity
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     Russell 2000(R) Index Portfolio -- Class A
     Portfolio -- Class A                          T. Rowe Price Small Cap Growth
  Invesco Small Cap Growth Portfolio -- Class         Portfolio -- Class B
     A                                             Western Asset Management U.S. Government
  Janus Forty Portfolio -- Class A                    Portfolio -- Class A



Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

We also offer variable annuity Contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2010. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED: MAY 3, 2010

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     5
Fee Table...............................................................     8
Condensed Financial Information.........................................    13
The Annuity Contract and Your Retirement Plan...........................    13
The Annuity Contract....................................................    13
  Civil Unions..........................................................    14
  Contract Owner Inquiries..............................................    14
  Purchase Payments.....................................................    14
  Purchase Payments -- Section 403(b) Plans.............................    15
  Purchase Payment Credits..............................................    15
  Conservation Credit...................................................    15
  Accumulation Units....................................................    16
  The Funding Options...................................................    16
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    22
Fixed Account...........................................................    23
Charges and Deductions..................................................    23
  General...............................................................    23
  Withdrawal Charge.....................................................    24
  Free Withdrawal Allowancee............................................    25
  Transfer Charge.......................................................    25
  Mortality and Expense Risk Charge.....................................    25
  Funding Option Expenses...............................................    25
  Floor Benefit/Liquidity Benefit Charges...............................    25
  Premium Tax...........................................................    25
  Changes in Taxes Based upon Premium or Value..........................    26
Transfers...............................................................    26
  Market Timing/Excessive Trading.......................................    26
  Dollar Cost Averaging.................................................    28
Access to Your Money....................................................    29
  Systematic Withdrawals................................................    29
Ownership Provisions....................................................    30
  Types of Ownership....................................................    30
  Contract Owner........................................................    30
  Beneficiary...........................................................    30
  Annuitant.............................................................    30
Death Benefit...........................................................    30
  Death Proceeds before the Maturity Date...............................    30
  Optional Death Benefit and Credit.....................................    30
  Payment of Proceeds...................................................    31
  Beneficiary Contract Continuance......................................    32
  Planned Death Benefit.................................................    32
  Death Proceeds after the Maturity Date................................    33
  Total Control Account.................................................    33
The Annuity Period......................................................    33
  Maturity Date.........................................................    33
  Allocation of Annuity.................................................    33
  Variable Annuity......................................................    34
  Fixed Annuity.........................................................    34
  Liquidity Benefit.....................................................    34
Payment Options.........................................................    35
  Election of Options...................................................    35
  Annuity Options.......................................................    36
Miscellaneous Contract Provisions.......................................    36
  Right to Return.......................................................    36
  Termination...........................................................    37
  Required Reports......................................................    37
  Suspension of Payments................................................    37
  Misstatement..........................................................    37
  Funding Options.......................................................    37
The Separate Account....................................................    38
  Performance Information...............................................    38
Federal Tax Considerations..............................................    39
  General...............................................................    39
  Separate Account Charges..............................................    41
  Qualified Contracts...................................................    41
  TSAs (ERISA and non-ERISA) - 403(b)...................................    44
  Individual Retirement Annuities.......................................    45
  Traditional IRA Annuities.............................................    46
  Roth IRA Annuities....................................................    47
  SEPs Annuities........................................................    49
  401(k)................................................................    50
  Non-Qualified Annuities...............................................    50
  Puerto Rico Tax Considerations........................................    53
Information Incorporated by Reference...................................    55
Other Information.......................................................    56
  The Insurance Company.................................................    56
  Financial Statements..................................................    56
  Distribution of the Contracts.........................................    56
  Conformity with State and Federal Laws................................    59
  Voting Rights.........................................................    59
  Contract Modification.................................................    59
  Postponement of Payment (the "Emergency Procedure")...................    59
  Restrictions on Financial Transactions................................    60
  Legal Proceedings.....................................................    60
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1
Appendix G: Waiver of Withdrawal Charge for Nursing Home Confinement....   G-1
Appendix H: Market Value Adjustment.....................................   H-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.


CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.


CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Cotnract.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which we have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that we may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PAYMENT OPTION -- an Annuity or income option elected under your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

PURCHASE PAYMENT CONSERVATION CREDIT -- an amount which may be credited to your Contract Value that equals a percentage of each Purchase Payment made where such funds originated from other Contracts issued by Us or Our affiliates.

QUALIFIED CONTRACT -- a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in good order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

                                    SUMMARY:

                           METLIFE RETIREMENT ACCOUNT

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account that is part of the general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect variable income payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not available to new purchasers.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If You purchase an individual Contract, You are the Contract Owner. If a group Contract is purchased, We issue Certificates to the individual participants. Where We refer to "You," We are referring to the individual Contract Owner or the group participant, as applicable. For convenience, We refer to both Contracts and Certificates as "Contracts". If a group unallocated Contract is purchased, We issue only a Contract.

We issue group Contracts in connection with retirement plans. Depending on Your retirement plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement plan provisions supersede the prospectus. If You have any questions about Your specific retirement plan, contact Your retirement plan administrator.

IS THERE A RIGHT TO RETURN PERIOD? If You cancel the Contract within ten days after You receive it, You receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.

If You purchased Your Contract as an individual retirement Annuity, and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.

During the right to return period, You will not bear any Contract fees associated with the Purchase Payment Conservation Credits. If You exercise Your right to return, You will be in the same position as if You had exercised the right to return in a Variable Annuity Contract with no Purchase Payment Conservation Credit. You would, however, receive any gains, and We would bear any losses attributable to the Purchase Payment Conservation Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses Your Purchase Payments to purchase shares, at Your direction, of one or more of the Funding Options. In turn, each Funding Option invests in an underlying mutual fund ("Underlying Fund") that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense ("M&E") risk charge daily from the amounts You allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Conservation Credits withdrawn. The maximum percentage is 5% decreasing to 0% in year six or later.

Upon annuitization, if You select the Variable Annuitization Floor Benefit, there is a charge assessed. This charge will vary based upon market conditions, and will be set at the time You choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If You select the Liquidity Benefit, there is a charge of 5% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, Purchase Payment Conservation Credits and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, we can calculate and pay You the minimum required distribution amounts. (See "Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the "Death Benefit" section of the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A and Appendix A-1 to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to You, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary.

                                    FEE TABLE

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The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE........................................................    5%(1)
(as a percentage of the Purchase Payments and any applicable Purchase
  Payment Credits withdrawn)



TRANSFER CHARGE..........................................................   $10(2)
(assessed on transfers that exceed 12 per year)



LIQUIDITY BENEFIT CHARGE.................................................    5%
(During the Annuity Period, if You have elected the Liquidity Benefit, a surrender charge of 5% of the amount withdrawn will be assessed. See
  'Liquidity Benefit')


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                1 years               5%
         1 years                2 years               4%
         2 years                3 years               3%
         3 years                4 years               2%
         4 years                5 years               1%
        5 years+                                      0%


(2)   We do not currently assess the transfer charge.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)(3)

We will assess a minimum mortality and expense risk charge ("M&E") of 0.80% for the standard death benefit and 1.25% for the Optional Death Benefit. Below is a summary of all maximum charges that may apply, depending on the death benefit You select and the optional features You select:



STANDARD DEATH BENEFIT:                                   OPTIONAL DEATH BENEFIT:
-----------------------                            -------------------------------------
Mortality and Expense Risk Charge          0.80%       Mortality and Expense Risk Charge    1.25%
                                           ----    -------------------------------------    ----
Administrative Expense Charge              None            Administrative Expense Charge    None
                                           ----    -------------------------------------    ----
Total Annual Separate Account Charges      0.80%   Total Annual Separate Account Charges    1.25%
                                           ----    -------------------------------------    ----




During the Annuity Period, if You have elected the Variable Annuitization Floor Benefit, a total annual Separate Account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".

(3)   We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Metropolitan Series Fund, Inc. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.72% for the Subaccount investing in the Pioneer Fund
      Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Bond Portfolio -- Class A of the Met Investors

      Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value
      Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B of the Met Investors Series Trust; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in T. Rowe Price Small Cap Growth
      Portfolio -- Class B of the Metropolitan Series Fund, Inc.; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity
      Portfolio -- Class B of the Metropolitan Series Fund, Inc.; the amount, if any, equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Van Kampen Mid Cap Growth
      Portfolio -- Class B of the Met Investors Series Trust; and the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio -- Class B of the Met Investors Series Trust.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.28%      2.57%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.54%       0.25%      0.03%           --          0.82%          --          0.82%
  American Funds Growth Fund.....    0.33%       0.25%      0.02%           --          0.60%          --          0.60%
  American Funds Growth-Income
     Fund........................    0.28%       0.25%      0.01%           --          0.54%          --          0.54%
DELAWARE VIP TRUST -- STANDARD
  CLASS
  Delaware VIP Small Cap Value
     Series......................    0.74%         --       0.11%           --          0.85%          --          0.85%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.11%           --          0.92%          --          0.92%
  Dynamic Capital Appreciation
     Portfolio+..................    0.56%       0.25%      0.38%           --          1.19%          --          1.19%
  Mid Cap Portfolio..............    0.56%       0.25%      0.12%           --          0.93%          --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............    1.25%       0.25%      0.21%         0.02%         1.73%        0.01%         1.72%(2)
  Templeton Foreign Securities
     Fund........................    0.64%       0.25%      0.15%         0.02%         1.06%        0.01%         1.05%(2)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........    0.64%       0.25%      0.06%           --          0.95%          --          0.95%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I+++.....    0.75%         --       0.06%           --          0.81%          --          0.81%(3)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........    0.72%         --       0.05%           --          0.77%          --          0.77%(3)
  Legg Mason ClearBridge Variable
     Dividend Strategy
     Portfolio+++................    0.65%         --       0.41%           --          1.06%        0.11%         0.95%(4)
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I+.......    0.75%         --       0.12%           --          0.87%          --          0.87%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........    0.75%         --       0.05%           --          0.80%          --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.10%           --          0.85%          --          0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........    0.65%         --       0.06%           --          0.71%          --          0.71%
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.17%           --          0.92%          --          0.92%
  Legg Mason Global Currents
     Variable International All
     Cap Opportunity
     Portfolio+++................    0.85%         --       0.25%           --          1.10%          --          1.10%(3)
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio++.................    0.70%         --       0.21%           --          0.91%          --          0.91%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable Adjustable Rate
     Income Portfolio++..........    0.55%       0.25%      0.56%           --          1.36%        0.36%         1.00%(5)
  Legg Mason Western Asset
     Variable High Income
     Portfolio++.................    0.60%         --       0.15%           --          0.75%          --          0.75%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.59%       0.15%      0.06%           --          0.80%          --          0.80%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.64%         --       0.09%           --          0.73%          --          0.73%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.10%           --          0.89%          --          0.89%
  Harris Oakmark International
     Portfolio -- Class A........    0.79%         --       0.05%           --          0.84%          --          0.84%
  Invesco Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.04%           --          0.90%          --          0.90%
  Janus Forty Portfolio -- Class
     A...........................    0.64%         --       0.04%           --          0.68%          --          0.68%
  Lazard Mid Cap
     Portfolio -- Class A........    0.70%         --       0.04%           --          0.74%          --          0.74%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.51%         --       0.04%           --          0.55%          --          0.55%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.53%       0.25%      0.03%           --          0.81%          --          0.81%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.08%           --          1.01%          --          1.01%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+.......    0.99%         --       0.18%           --          1.17%          --          1.17%
  MFS(R) Research International
     Portfolio -- Class B+.......    0.71%       0.25%      0.10%           --          1.06%          --          1.06%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.20%           --          1.15%          --          1.15%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.48%         --       0.05%           --          0.53%          --          0.53%
  PIMCO Total Return
     Portfolio -- Class B........    0.48%       0.25%      0.04%           --          0.77%          --          0.77%
  Pioneer Fund Portfolio -- Class
     A...........................    0.66%         --       0.08%           --          0.74%          --          0.74%
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.06%           --          0.66%          --          0.66%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.74%       0.25%      0.04%           --          1.03%          --          1.03%
  Van Kampen Comstock
     Portfolio -- Class B........    0.61%       0.25%      0.03%           --          0.89%          --          0.89%
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..    0.25%         --       0.05%           --          0.30%        0.01%         0.29%(6)
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.73%       0.10%      0.06%           --          0.89%          --          0.89%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.05%           --          0.43%        0.03%         0.40%(7)
  BlackRock Diversified
     Portfolio -- Class A........    0.46%         --       0.06%           --          0.52%          --          0.52%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................    0.73%         --       0.10%           --          0.83%        0.01%         0.82%(8)
  BlackRock Money Market
     Portfolio -- Class A........    0.32%         --       0.02%           --          0.34%        0.01%         0.33%(9)
  Davis Venture Value
     Portfolio -- Class A........    0.71%         --       0.03%           --          0.74%        0.05%         0.69%(10)
  FI Value Leaders
     Portfolio -- Class D........    0.67%       0.10%      0.10%           --          0.87%          --          0.87%
  Jennison Growth
     Portfolio -- Class B+.......    0.62%       0.25%      0.04%           --          0.91%        0.04%         0.87%(11)
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.74%         1.13%        0.04%         1.09%(12)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.02%         0.58%         0.95%        0.02%         0.93%(12)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.09%       0.25%      0.01%         0.63%         0.98%          --          0.98%(13)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.67%         0.99%          --          0.99%(13)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.71%         1.03%          --          1.03%(13)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.03%           --          0.28%        0.01%         0.27%(6)
  MFS(R) Total Return
     Portfolio -- Class F........    0.54%       0.20%      0.06%           --          0.80%          --          0.80%
  MFS(R) Value Portfolio -- Class
     A...........................    0.71%         --       0.03%           --          0.74%        0.08%         0.66%(14)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.14%         0.01%         0.45%        0.01%         0.44%(15)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.53%       0.25%      0.11%           --          0.89%          --          0.89%
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.10%           --          0.35%        0.01%         0.34%(6)
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.11%           --          0.87%          --          0.87%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.48%         --       0.04%           --          0.52%        0.01%         0.51%(16)
WELLS FARGO VARIABLE TRUST
  VT Small Cap Value Fund+.......    0.75%       0.25%      1.56%         0.01%         2.57%        1.42%         1.15%(17)



---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.




(2) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(3)   Other Expenses have been restated to reflect current fees.


(4) Other Expenses have been restated to reflect current fees. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.


(5) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.




(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.




(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.




(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.


(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.




(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.




(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.




(12) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.


(13) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.


(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.293%.


(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.


(17) Expenses have been restated to reflect current fees and expenses. The adviser has contractually committed through April 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.




EXAMPLE

The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that You have elected the Optional Death Benefit and that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if You do not elect the Optional Death Benefit.

EXAMPLE 1.  MAXIMUM CHARGES (ASSUMING YOU SELECT THE OPTIONAL DEATH BENEFIT)


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $811       $1,190      $1,693      $3,383      $386       $1,172      $1,976
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $663       $  744      $  950      $1,896      $239       $  737      $1,261
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,065
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $2,694



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your beneficiary obtain a signed authorization from Your employer or Plan administrator to exercise certain rights. We may rely on Your employer's or Plan administrator's statements to us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

MetLife Retirement Account Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Conservation Credits, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement Annuity does not provide any additional tax deferral benefits beyond those provided by the Plan or the individual retirement Annuity. Accordingly, if You are purchasing this Contract through a Plan or individual retirement Annuity, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CIVIL UNIONS





Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status of a spouse should consult a tax advisor.


CONTRACT OWNER INQUIRIES



Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a Beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, We may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with Our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money"). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract/Certificate, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.

PURCHASE PAYMENT CONSERVATION CREDITS

If, for an additional charge, You select the Optional Death Benefit, We will add a credit to Your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Funding Options to which Your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Conservation Credits may more than offset the Purchase Payment Conservation Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.

CONSERVATION CREDIT

If You are purchasing this Contract with funds from another Contract issued by Us or Our affiliates, You may receive a conservation credit to Your Purchase Payments. If applied, We will determine the amount of such credit.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
DELAWARE VIP TRUST -- STANDARD
  CLASS
Delaware VIP Small Cap Value       Seeks capital appreciation.         Delaware Management Company
  Series
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio+                                                           Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
                                                                       Subadviser: Franklin Templeton
                                                                       Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I+                                                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks capital appreciation,         Legg Mason Partners Fund
  Dividend Strategy Portfolio+     principally through investments     Advisor, LLC
                                   in dividend-paying stocks.          Subadviser: ClearBridge
                                                                       Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class I+            appreciation is a secondary         Subadvisers: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Global Currents         Seeks total return on assets        Legg Mason Partners Fund
  Variable International All Cap   from growth of capital and          Advisor, LLC
  Opportunity Portfolio+           income.                             Subadviser: Global Currents
                                                                       Investment Management, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks to provide high current       Legg Mason Partners Fund
  Variable Adjustable Rate         income and to limit the degree      Advisor, LLC
  Income Portfolio                 of fluctuation of its net asset     Subadviser: Western Asset
                                   value resulting from movements      Management Company
                                   in interest rates.
Legg Mason Western Asset           Seeks high current income.          Legg Mason Partners Fund
  Variable High Income Portfolio   Secondarily, seeks capital          Advisor, LLC
                                   appreciation.                       Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, L.L.C.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A+                                                Subadviser: Massachusetts
                                                                       Financial Services Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Morgan Stanley
                                                                       Investment Management, Inc.
PIMCO Inflation Protected Bond     Seeks to provide maximum real       MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Morgan Stanley
                                                                       Investment Management Inc.#
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond    Seeks to equal the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays Capital U.S.        Subadviser: MetLife Investment
                                   Aggregate Bond Index.               Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B+            capital.                            Subadviser: Jennison Associates
                                                                       LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.
WELLS FARGO VARIABLE TRUST
VT Small Cap Value Fund+           Seeks long-term capital             Wells Fargo Funds Management,
                                   appreciation.                       LLC
                                                                       Subadviser: Wells Capital
                                                                       Management Incorporated



---------

# On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Van Kampen Comstock Portfolio -- Class B.


+ Not available under all Contracts. Availability depends on Contract issue date.




Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive

Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.


A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers.


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer Our Fixed Account as a funding option. Please see separate prospectus for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and

     -    the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawals pursuant to a request to divide Contract Value due to a divorce are subject to withdrawal charges.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               5%
         1 year                2 years               4%
         2 years               3 years               3%
         3 years               4 years               2%
         4 years               5 years               1%
        5+ years                                     0%


For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

     (a)  any Purchase Payments to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

     (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

     (d)  from any Contract earnings

Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

     -    from payments We make due to the death of the Annuitant

     - if an Annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")


     - from amounts withdrawn which are deposited to other contracts issued by Us or Our affiliates, subject to Our approval


     - if withdrawals are taken under Our Managed Distribution Program, if elected by You (see Access to Your Money) or

     - if You are confined to an eligible nursing home, as described in Appendix G

IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

     -    from payments We make due to the death of the Annuitant

     -    if an Annuity payout has begun

     - from amounts withdrawn which are deposited to other contracts issued by Us or Our affiliate, subject to Our approval

     - if withdrawals are taken as a minimum distribution, as defined under the Code

     -    if withdrawals are taken due to a hardship, as defined under the Code

     - if withdrawals are taken due to a disability, as defined under the Code, of the Annuitant;

     - if You are confined to an eligible nursing home, as described in Appendix G (403 (b) Plans only).


IF YOU PURCHASE YOUR CONTRACT UNDER A 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:



     - from amounts withdrawn which are deposited to investment vehicles, subject to Our approval.


FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, You may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify You in writing at Your last known address at least 31 days before We impose any such transfer charge.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 0.80% annually. If You choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.

FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES

If You select the Variable Annuitization Floor Benefit, We deduct a charge upon election of this benefit. This charge compensates Us for guaranteeing a minimum Variable Annuity Payment regardless of the performance of the variable Funding Options You selected. This charge will vary based upon market conditions, but will never increase Your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn during the Annuity Period. Please refer to the "Payment Options" section for a description of these benefits.

PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

                                    TRANSFERS

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Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a $10 fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Delaware VIP Small Cap Value Series, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, Morgan Stanley EAFE(R) Index, Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Legg Mason Global Currents Variable International All

Cap Opportunity Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Wells Fargo VT Small Cap Value Fund and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, You may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any Premium Tax not previously deducted. Unless You submit a Written Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.

For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of Cash Surrender Value or a Contract Owner's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $15,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, You may choose to participate in the Managed Distribution Program. At no cost to You, You may instruct Us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging Program will be permitted if You are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). You have sole power to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary

If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.

BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when You die. At purchase, You elect either the Standard Death Benefit or the Optional Death Benefit. We calculate the death benefit at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of Beneficiary Contract continuance in Good Order ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

-------------------------------------------------------------------------------------------
 ANNUITANT'S AGE ON THE CONTRACT DATE                  DEATH BENEFIT PAYABLE
-------------------------------------------------------------------------------------------
On or Before Age 80                    Greater of: 1) Contract Value on the Death Report
                                       Date, or 2) Total Purchase Payments less the total
                                       amount of any partial surrenders (including
                                       associated charges, if any).
After Age 80                           Contract Value less any applicable Premium Tax.

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OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.

-------------------------------------------------------------------------------------------
 ANNUITANT'S AGE ON THE CONTRACT DATE                  DEATH BENEFIT PAYABLE
-------------------------------------------------------------------------------------------
Under Age 70                           Greater of: 1) Contract Value on the Death Report
                                       Date, or 2) Total Purchase Payments less the total
                                       of any withdrawals (and related charges); or 3)
                                       Maximum Step-Up death benefit value (described
                                       below) in effect on Death Report Date which are
                                       associated with Contract Date anniversaries
                                       beginning with the 5(th), and ending with the last
                                       before the Annuitant's 76(th) birthday.
Age 70-75                              Greater of: 1) Contract Value on Death Report Date,
                                       or 2) Total Purchase Payments less the total of any
                                       withdrawals (and related charges); or 3) Step-Up
                                       death benefit value (described below) in effect on
                                       Death Report Date associated with the 5(th) Contract
                                       Date anniversary.
Age 76-80                              Greater of (1) or (2) above.
Age over 80                            Contract Value on Death Report Date (less any
                                       applicable Premium Tax)

-------------------------------------------------------------------------------------------


STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, We will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If You make a withdrawal, We will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume Your current Contract Value is $55,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:


           50,000 x (10,000/55,000) = 9,090



Your new Step-Up Value would be 50,000-9,090, or $40,910.


The following example shows what would happen in a declining market. Assume Your current Contract Value is $30,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:


           50,000 x (10,000/30,000) = 16,666



Your new Step-Up Value would be 50,000-16,666, or $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

--------------------------------------------------------------------------------------------
                                                                                 MANDATORY
      BEFORE THE MATURITY DATE,                   THE COMPANY WILL              PAYOUT RULES
        UPON THE DEATH OF THE                   PAY THE PROCEEDS TO:               APPLY*
--------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The Beneficiary (ies), or if none, to   Yes
                                       the Contract Owner's estate.
--------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are payable;          N/A
                                       Contract continues.
--------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are payable;          N/A
                                       Contract continues.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Code.

If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.

The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:

     -    take a loan

     -    make additional Purchase Payments

     -    transfer ownership of the Contract

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary's age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)

You may request that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - through an Annuity for life or a period that does not exceed the Beneficiary's life expectancy or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due

Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect.

TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

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MATURITY DATE

Under the Contract, You can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (Annuity options) or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the Contract; (2) We paid the proceeds to the Beneficiary before that date; or (3) You elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor . We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after You purchase Your Contract. Unless You elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. This requirement may be changed by Us.

At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the Annuity options described below. The credit equals 0.5% of Your Contract Value if You annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.


The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. You may select an assumed daily net investment factor of 3.0% or 5.0% upon each full or partial annuitization. The Contract tables factor in an assumed net investment factor of 3.0% or 5.0%. We call this Your net investment rate. Your net investment rate of 3.0% or 5.0% corresponds to an annual interest rate of 3.0% or 5.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% or 5.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% or 5.0%, then the dollar amount of Your Variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

If You have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage You elected.

LIQUIDITY BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS)

If You select any Annuity option that guarantees You payments for a minimum period of time ("period certain"), You may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a charge of 5% of the amount withdrawn under this option.

For Variable Annuity Payments, We use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If You request only a percentage of the amount available, We will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, Your payments will increase to the level they would have been had no liquidation taken place.

For Fixed Annuity Payments, We calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the Annuity option You elected. The current rate will be the same rate We would give someone electing an Annuity option for that same amount of time. If You request a percentage of the amount available during the period certain, We will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, Your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for Fixed Annuity Payments is as follows:
                                        n
                 Present Value =  [Payments x (1/1 + iC)(t/365)
                                      s = 1

Where

iC = the interest rate described above

n = the number of payments remaining in the Contract Owner's period certain at the time of request for this benefit

t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix H for examples of this market value adjustment.

                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS

While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $100, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain Annuity options, if We determine market conditions so dictate. If available, We will guarantee that, regardless of the performance of the Funding Options selected by You, Your Annuity Payments will never be less than a certain percentage of Your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if You are over age 80. Additionally, You must select from certain funds available under this guarantee. Currently, these funds are the FI Value Leaders Portfolio, BlackRock Bond Portfolio and the Western Asset Management U.S. Government Portfolio. We may, at Our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any option. If You select this benefit, You may not elect to liquidate any portion of Your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase Your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, We may pay all or any part of the Cash Surrender Value under one or more of the following Annuity options. Payments under the Annuity options are generally made on a monthly basis. We may offer additional options. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

If You purchase the Contract as an individual retirement Annuity, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $2,000 and You have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to Your last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax,. In certain states, We may be required to pay You the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS





The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.



Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Five for Variable Annuities ("Separate Account Five") and Separate Account Six for Variable Annuities ("Separate Account Six"). On December 8, 2008 Separate Account Five and Separate Account Six, along with certain other separate accounts were combined with and into Separate Account Eleven.





We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.


All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes generally limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Our advertisements may show performance figures assuming that You do not elect any optional features. However, if You elect any optional features, they involve additional charges that will cause the performance of Your Funding Options to decrease. You may wish to speak with Your registered representative to obtain performance information specific to the optional features You may wish to select.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax advisor about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.


You should read the general provisions and any sections relating to Your type of annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax advisor.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to purchasing an annuity Contract.


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.


All tax-sheltered annuities ("TSAs"), individual retirement annuities ("IRAs") (including Simplified Employee Pensions ("SEP"s), and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity Contracts (including TSAs, IRAs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of annuity You purchase (e.g., IRA or TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth (or Roth IRA) earnings are free from federal income taxes.


We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.


WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                             --------------------------------------------
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                                                        403(B)                      NON-
              TYPE OF CONTRACT                 401(K)    -TSA     IRA      SEP      QUAL
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In a series of substantially equal payments
made annually (or more frequently) for life      X(1)     X(1)     X        X        X
or life expectancy (SEPP)
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After You die                                    X        X        X        X        X
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After You become totally disabled (as
defined in the Code)                             X        X        X        X        X
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To pay deductible medical expenses               X        X        X        X
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After Separation from service if You are
over 55 at time of separation( 1)                X        X
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After December 31, 1999 for IRS levies           X        X        X        X
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To pay medical insurance premiums if You are
unemployed                                                         X        X
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For qualified higher education expenses, or                        X        X
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For qualified first time home purchases up
to $10,000                                                         X        X
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Pursuant to qualified domestic relations
orders                                           X        X
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Certain immediate income annuities providing
a series of substantially equal periodic
payments made annually (or more frequently)                                          X
over the specified payment period
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1.    You must be separated from service at the time payments begin.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax advisor. It is not clear whether certain withdrawals or Annuity Payments under a variable annuity will satisfy the SEPP exception.


If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS - GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and annuity payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. An important exception is that Your account may be transferred pursuant to a qualified domestic relations order
(QDRO).

Please consult the specific section for the type of annuity You purchased to determine if there are restrictions on withdrawals, transfers or annuity payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to a Traditional IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS


Generally, You must begin receiving retirement plan withdrawals by April 1 of the latter of:


     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.


For IRAs (including SEPs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.



You (and after Your death, Your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If Your first RMD would have been due by April 1, 2010, You are not required to take such distribution; however, Your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. This RMD waiver does not apply if You are receiving Annuity Payments under Your Contract. The RMD rules are complex, so consult with Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.



In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.



Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether annuity payments under a variable annuity will satisfy these rules. Consult Your tax advisor prior to choosing a pay-out option.


In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each IRA or SEP IRA, but then the aggregate amount of the required distribution may be generally taken under the tax law for the IRAs/SEP IRAs from any one or more of the taxpayer's IRAs/SEP IRAs.

You may not satisfy minimum distributions for one type of IRA or qualified Plan with distributions from an account or annuity contract under another type of IRA or qualified Plan (e.g. IRA and 403(b)).

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax advisor as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.


If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax advisor.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or annuity payments, whichever is applicable).


Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your beneficiary by December 31st of the year after Your death. Consult Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).


If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your sole Beneficiary and Your contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or, if You meet certain requirements, a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.


Under federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.


If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Starting in 2010, certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If an individual retirement annuity Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA or eligible retirement Plan, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the participant.


Where otherwise permitted to be offered under annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax advisor prior to purchase of the Contract under any type of IRA, 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the participant including current taxation of amounts under the Contract.

TAX SHELTERED ANNUITIES (ERISA AND NON-ERISA) - 403(B)



Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.


In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which will impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under 403(b) arrangements;

     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);

     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

     - Relates to distributions attributable to certain TSA Plan terminations if the conditions of the new income tax regulations are met;

     -    Relates to rollover or after-tax contributions; or

     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.


Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS


Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:


     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


You and Your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.

SECTION 403(B) COLLATERALIZED LOANS

If Your employer's plan and TSA Contract permits loans, such loans will be made only from any fixed account value and only up to certain limits. In that case, We credit Your fixed account value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your employer's plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax advisor and read Your loan agreement and Contract prior to taking any loan.


INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

TRADITIONAL IRAS, ROTH IRAS AND SEPS

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Contract offers death benefits and optional benefits that in some cases may exceed the greater of the Purchase Payments or the Account Value which could conceivably be characterized as life insurance.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) Purchase Payments. Deductible or pre-tax Purchase Payments will be taxed when distributed from the Contract.

You must be both the Contract Owner and the Annuitant under the Contract. Your IRA annuity is not forfeitable and You may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer Your IRA proceeds to a similar IRA or certain eligible retirement Plans of an employer without incurring federal income taxes if certain conditions are satisfied.


Consult Your tax advisor prior to the purchase of the Contract as a Traditional IRA, Roth IRA or SEP.


TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which You attain age 69 1/2.

Except for permissible rollovers and direct transfers, Purchase Payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. For additional information see IRS Publication 590 available at www.irs.gov.

     - Individuals age 50 or older can make an additional "catch-up" Purchase Payment (assuming the individual has sufficient compensation).

     - If You are an active participant in a retirement Plan of an employer, Your contributions may be limited.

     - Purchase Payments in excess of these amounts may be subject to a penalty tax.

     - If contributions are being made under a SEP or a SAR-SEP Plan of Your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's Plan.

     - These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement Plans.

     - If certain conditions are met, You can change Your Traditional IRA Purchase Payment to a Roth IRA before You file Your income tax return (including filing extensions).

WITHDRAWALS AND ANNUITY PAYMENTS


Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement Plans) and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs. We withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code. Also see general section titled "Withdrawals" above.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death.

Consult Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).


If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract.


Under federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.


If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.

ROTH IRA ANNUITIES

Roth IRAs are different from other IRAs because You have the opportunity to enjoy tax-free earnings. However, You can only make after-tax Purchase Payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA Purchase Payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all Your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" Purchase Payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual Purchase Payment limit if Your modified adjusted gross income does not exceed certain limits. Purchase Payments are phased out depending on Your modified adjusted gross income and Your filing status. See IRS Publication 590 available at www.irs.gov for additional information.


Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult Your independent tax advisor.


Annual Purchase Payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, You can change Your Roth IRA contribution to a Traditional IRA before You file Your income return (including filing extensions).


Roth IRAs may also accept a rollover from other types of eligible retirement Plans (e.g., 403(b), 401(a), and 457(b) Plans of a state or local government employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year the rollover distribution occurs.


If You exceed the Purchase Payment limits You may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from federal income tax if they meet the following two requirements:

     - The withdrawal is made at least five taxable years after Your first Purchase Payment to a Roth IRA, And

     - The withdrawal is made: on or after the date You reach age 59 1/2; upon Your death or disability; or for a qualified first time home purchase (up to $10,000).


Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See Withdrawal chart above. Consult Your tax advisor to determine if an exception applies.

Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. Generally, You do not pay income tax on withdrawals of Purchase Payments. However, withdrawals of the taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless You meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.


The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

     - The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.


     - The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA or an eligible retirement plan (other than a designated Roth account), on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the portion of the conversion/rollover contribution that was subject to income tax as a result of the conversion. As previously discussed, depending upon when it occurs, withdrawals of the taxable amounts converted may be subject to a penalty tax, or result in the acceleration of inclusion of income.


     - The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to federal income tax and an additional 10% penalty tax may apply if You are under age 59 1/2.

     - We may be required to withhold a portion of Your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION


You may convert/rollover an existing Traditional IRA or an eligible retirement plan (other than a designated Roth account) to a Roth IRA.




Except to the extent You have non-deductible contributions, the amount converted from an existing IRA or eligible retirement plan (other than a designated Roth account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)


For conversions occurring in 2010, the taxable amount distributed (or treated as distributed) in 2010 and then converted into a Roth IRA may be included in Your taxable income ratably over 2011 and 2012 and does not have to be included in Your taxable income in 2010.



Caution: The IRS issued guidance in 2005 requiring the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior 12 months period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax advisor prior to converting. The taxable amount may exceed the Account Value at date of conversion.



Amounts converted from a Traditional IRA or eligible retirement Plan (other than a designated Roth account) to a Roth IRA generally will be subject to income tax withholding. The amount withheld is determined by the Code.


If You mistakenly convert or otherwise wish to change Your Roth IRA contribution to a Traditional IRA contribution, the tax law allows You to reverse Your conversion provided You do so before You file Your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS


Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after Your death under Traditional IRAs do apply to Roth IRAs. Note, as previously mentioned, certain required minimum distributions are waived for 2009. Consult Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver

Note that where payments under a Roth immediate Annuity have begun prior to Your death the remaining interest in the Contract must be paid to Your designated Beneficiary by the end of the fifth year following Your death or over a period no longer than the Beneficiary's remaining life expectancy at the time You die.

DEATH BENEFITS

Generally, when You die We must make payment of Your entire interest by the December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death.

If Your spouse is Your Beneficiary, Your spouse may delay the start of required payments until December 31st of the year in which You would have reached age
70 1/2.

If Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract.

SEPS ANNUITIES

The Code provides certain contribution limitations and eligibility requirements under SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs.

PURCHASE PAYMENTS TO SEPS.

If contributions are being made under a SEP Plan of Your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's Plan.

Except for permissible contributions under the Code made in accordance with the employer's SEP Plan, permissible rollovers and direct transfers, Purchase Payments to SEPs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year. This deductible amount is $5,000 in 2008 (adjusted for inflation thereafter).


Participants age 50 or older can make an additional "catch-up" Purchase Payment of $1,000 a year (assuming the individual has sufficient compensation). Purchase Payments in excess of this amount may be subject to a penalty tax.


Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which You attain age 69 1/2. These age and dollar limits do not apply to tax-free rollovers or transfers.

WITHDRAWALS AND ANNUITY PAYMENTS

Withdrawals and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs in the case of SEPs.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).


Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements Section for additional information).


If Your spouse is Your Beneficiary, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract and treat it as his/her own Traditional IRA (in the case of SEPs).

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.

401(K)


The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax advisor about Your particular situation.


See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.

NON-QUALIFIED ANNUITIES

     - Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.

     - Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.


     - Your non-qualified Contract may be exchanged for another non-qualified annuity or a qualified long-term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified annuity contract or a long-term care contract in a tax-free Section 1035 exchange.



     - The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchange") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances generally include situations where amounts are withdrawn or annuity payments are made from either contract involved in the partial exchange within a period of twelve months following the transfers. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult Your own independent tax advisor prior to a partial exchange.



     - Consult Your tax advisor prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity Contracts.


     - Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.

     - Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.

     - When a non-natural person owns a non-qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

     - In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining withdrawals are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and whether a withdrawal includes a non-taxable return of Your Purchase Payment.

ANNUITY PAYMENTS

Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.

Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.

The IRS has not approved the use of an exclusion ratio when only part of an Account Value is used to convert to Annuity Payments.

We will treat the application of less than Your entire Account Value under a non-qualified Contract to a pay-out option (taking an immediate annuity) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if You are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an immediate annuity and tax report the Annuity Payments received under the rules for variable immediate annuities. Consult Your tax attorney prior to partially annuitizing Your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate annuity where transfers/ reallocations are permitted between subaccounts or from a subaccount into a fixed option.

We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code


If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax advisor as to the details and consequences of making such election. Also, consult Your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.


DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

If You die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.

If You die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.

If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.

In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.

Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract).

If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.

After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.

DIVERSIFICATION

In order for Your non-qualified Contract to be considered an annuity Contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS


Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     - Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a fixed account or Fixed Annuity option.

     - Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.

     - Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.

We reserve the right to amend Your Contract where necessary to maintain its status as a variable annuity Contract under federal tax law and to protect You and other Contract Owners in the subaccounts from adverse tax consequences.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.


In the case of individuals, estates and trusts whose adjusted gross income exceeds $100,000 ($150,000 for married couples filing a joint return), a special temporary surtax of 5% will be added to the above described tax liability. The surtax is calculated taking as the basis the described tax so that the total or resulting tax liability is 105% of the tax determined. Certain credits may be used against the special surtax like the credit for taxes withheld on dividends or partnership profits distributions or the credit for foreign taxes paid to the U.S. and foreign countries. This special surtax is in effect for taxable years beginning December 31, 2008 and before January 1, 2012.


A VARIABLE ANNUITY CONTRACT UNDER NON-QUALIFIED PLANS

A variable annuity contract may be purchased by an employer under a non-qualified stock bonus, pension, profit-sharing or annuity plan. The employer may purchase the annuity contract and transfer it to a trust created under the terms of the non-qualified plan or can make contributions to the non-qualified trust in order to provide (an) annuity contract(s) for his employees.

The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust shall be included in the gross income of the employee, if his beneficial interest in the employer's contribution is non-forfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is non-forfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.

The contributions paid by the employer to or under the non-qualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are non-forfeitable at the time the contribution is made.

If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

A non-qualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting, and funding. Thus, non-qualified annuity plans may be used by an employer to provide additional benefits to key employees.

Since a non-qualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the 1994 Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1165(a) of the 1994 Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

          The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.


In the case of individuals whose adjusted gross income exceeds $100,000 ($150,000 for married couples filing a joint return), a special temporary surtax of 5% will be added to the above described tax liability. The surtax is calculated taking as the basis the described tax so that the total or resulting tax liability is 105% of the tax determined. Certain credits may be used against the special surtax like the credit for taxes withheld on dividends or partnership profits distributions or the credit for foreign taxes paid to the U.S. and foreign countries. This special surtax is in effect for taxable years beginning December 31, 2008 and before January 1, 2012.


The 1994 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2010.



                      INFORMATION INCORPORATED BY REFERENCE

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Under the Securities Act of 1933, the Company has filed with the Securities and Exchange Commission ("SEC") a registration statement (the "Registration Statement") relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company and the Contracts. The Company's annual report on Form 10-K was filed with the SEC on March 24, 2010 via EDGAR File No. 033-03094. The Form 10-K contains information for the period ended December 31, 2009 about the Company, including consolidated audited financial statements for the Company's latest fiscal year. The Form 10-K is incorporated by reference into this prospectus. All other reports filed by the Company pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended ("Exchange Act") (such as quarterly and periodic reports) or proxy or information statements filed pursuant to Section 14 of the Exchange Act since the end of the fiscal year ending December 31, 2009 are also incorporated by reference into this prospectus. We are not incorporating by reference, in any case, any documents or information deemed to have been furnished and not filed in accordance with SEC rules.


There have been no material changes in the Company's affairs which have occurred since the end of the latest fiscal year for which audited consolidated financial statements were included in the latest Form 10-K or which have not been described in a Form 10-Q or Form 8-K filed by the Company under the Exchange Act.

If requested, the Company will furnish, without charge, a copy of any and all of the reports or documents that have been incorporated by reference into this prospectus. You may direct Your requests to the Company at, 1300 Hall Boulevard, Bloomfield, Connecticut, 06002-2910. The telephone number is 1-800-842-9406. You may also access the incorporated reports and other documents at www.metlife.com

You may also read and copy any materials that the Company files with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.

                                     EXPERTS

--------------------------------------------------------------------------------

Legal matters in connection with federal laws and regulations affecting the issue and sale of the Contracts described in this prospectus and the organization of the Company, its authority to issue such Contracts under Connecticut law and the validity of the forms of the Contracts under Connecticut law have been passed on by legal counsel for the Company.




                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Registration Statement from the MetLife Insurance Company of Connecticut and subsidiaries' (the "Company's") Annual Report on Form 10-K for the year ended December 31, 2009, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report (which expresses an unqualified opinion and includes an explanatory paragraph regarding changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1,
2007), which is incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal address of Deloitte & Touche LLP is Two World Financial Center, New York, NY 10281-1414.


                                OTHER INFORMATION

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THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity Contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2009, as well as the range of additional compensation paid.)



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.


SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

From time to time MetLife pays organizations, associations, and nonprofit organizations fees to endorse or sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market Our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of Our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by Our funding of their programs, scholarships, events or awards, such as principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, We hire the organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                  MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.086          1.166                --
                                                       2006      1.000          1.086                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883                --
                                                       2005      0.800          0.839                --
                                                       2004      0.763          0.800           103,702
                                                       2003      0.615          0.763           103,682
                                                       2002      0.888          0.615            55,895
                                                       2001      1.000          0.888                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2009      1.044          1.473           247,852
                                                       2008      1.708          1.044           255,182
                                                       2007      1.499          1.708           198,131
                                                       2006      1.255          1.499           201,428
                                                       2005      1.109          1.255           123,938
                                                       2004      1.000          1.109            31,153

  American Funds Growth Subaccount (Class 2) (5/04)..  2009      0.852          1.178           236,099
                                                       2008      1.532          0.852           259,445
                                                       2007      1.375          1.532           401,723
                                                       2006      1.258          1.375           300,904
                                                       2005      1.091          1.258           272,838
                                                       2004      1.000          1.091            31,126

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2009      0.834          1.086           593,536
                                                       2008      1.353          0.834           641,183
                                                       2007      1.299          1.353           680,711
                                                       2006      1.136          1.299           672,446
                                                       2005      1.082          1.136           462,830
                                                       2004      1.000          1.082           123,269

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.700          0.694                --
                                                       2005      0.597          0.700         2,284,975
                                                       2004      0.503          0.597         1,842,685
                                                       2003      0.406          0.503         1,778,266
                                                       2002      0.547          0.406         2,051,129
                                                       2001      0.745          0.547         1,052,993
                                                       2000      1.000          0.745         1,006,482

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/99).............................................  2007      2.357          2.475                --
                                                       2006      1.793          2.357            43,286
                                                       2005      1.412          1.793            52,655
                                                       2004      1.140          1.412            55,778
                                                       2003      0.804          1.140            57,669
                                                       2002      0.916          0.804            57,063
                                                       2001      1.022          0.916            54,766
                                                       2000      1.506          1.022            71,391

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (7/99).............................................  2006      2.517          3.312                --
                                                       2005      2.368          2.517           387,231
                                                       2004      1.816          2.368           416,109
                                                       2003      1.366          1.816           313,536
                                                       2002      1.318          1.366           262,243
                                                       2001      1.221          1.318           128,487
                                                       2000      0.937          1.221           102,023

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (4/99)......................................  2009      1.653          2.161           150,085
                                                       2008      2.376          1.653           181,430
                                                       2007      2.565          2.376           262,100
                                                       2006      2.225          2.565           326,585
                                                       2005      2.050          2.225           315,886
                                                       2004      1.701          2.050           226,147
                                                       2003      1.208          1.701           199,663
                                                       2002      1.289          1.208           149,777
                                                       2001      1.162          1.289            13,468
                                                       2000      0.991          1.162             5,110

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/99).....................................  2008      1.261          1.210                --
                                                       2007      1.187          1.261           400,199
                                                       2006      1.027          1.187           413,822
                                                       2005      0.992          1.027           499,982
                                                       2004      0.952          0.992           453,429
                                                       2003      0.792          0.952           374,375
                                                       2002      0.958          0.792           410,725
                                                       2001      1.065          0.958           423,288
                                                       2000      1.081          1.065           336,425

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/99).....................................  2008      1.433          1.356                --
                                                       2007      1.624          1.433           394,226
                                                       2006      1.577          1.624           591,068
                                                       2005      1.503          1.577           630,414
                                                       2004      1.360          1.503           721,826
                                                       2003      1.041          1.360           646,720
                                                       2002      1.298          1.041           598,914
                                                       2001      1.394          1.298           401,311
                                                       2000      1.240          1.394           309,007

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2009      1.047          1.408           610,721
                                                       2008      1.842          1.047           644,893
                                                       2007      1.583          1.842           638,957
                                                       2006      1.432          1.583           543,274
                                                       2005      1.238          1.432           446,608
                                                       2004      1.083          1.238           398,961
                                                       2003      0.852          1.083           320,177
                                                       2002      0.950          0.852           223,022
                                                       2001      1.000          0.950                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.805          1.084            14,225
                                                       2008      1.383          0.805            14,225
                                                       2007      1.306          1.383            14,225
                                                       2006      1.157          1.306            14,225
                                                       2005      0.966          1.157            25,996
                                                       2004      0.962          0.966            29,634
                                                       2003      0.776          0.962            18,807
                                                       2002      0.846          0.776            18,807
                                                       2001      1.000          0.846             2,853

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.399          1.939           481,497
                                                       2008      2.334          1.399           525,624
                                                       2007      2.040          2.334           586,405
                                                       2006      1.830          2.040           639,427
                                                       2005      1.563          1.830           620,450
                                                       2004      1.264          1.563           273,675
                                                       2003      0.921          1.264           151,306
                                                       2002      1.032          0.921           110,420
                                                       2001      1.000          1.032                --

  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      1.019          1.057                --
                                                       2005      0.990          1.019           229,844
                                                       2004      0.949          0.990           314,177
                                                       2003      0.813          0.949           285,253
                                                       2002      0.900          0.813           279,567
                                                       2001      0.949          0.900           178,530
                                                       2000      1.000          0.949           133,640

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732                --
                                                       2005      1.345          1.475            61,250
                                                       2004      1.204          1.345            29,698
                                                       2003      1.000          1.204            23,290

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2009      1.188          2.034           183,157
                                                       2008      2.532          1.188           200,098
                                                       2007      1.982          2.532           229,731
                                                       2006      1.560          1.982           188,246
                                                       2005      1.234          1.560           169,740
                                                       2004      1.000          1.234                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2009      1.032          1.402           213,398
                                                       2008      1.744          1.032           219,281
                                                       2007      1.523          1.744           307,793
                                                       2006      1.264          1.523           354,212
                                                       2005      1.156          1.264           293,548
                                                       2004      1.000          1.156            60,647

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.470                --
                                                       2005      1.126          1.216           443,829
                                                       2004      1.000          1.126            95,793

High Yield Bond Trust
  High Yield Bond Trust (5/99).......................  2006      1.538          1.576                --
                                                       2005      1.530          1.538           476,850
                                                       2004      1.418          1.530           468,961
                                                       2003      1.107          1.418           408,800
                                                       2002      1.067          1.107           411,756
                                                       2001      0.982          1.067           314,101
                                                       2000      0.980          0.982           101,750

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.154          1.195                --
                                                       2005      1.080          1.154           182,910
                                                       2004      1.005          1.080           182,910
                                                       2003      0.891          1.005           148,717
                                                       2002      0.962          0.891            83,565
                                                       2001      1.000          0.962                --

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2009      0.739          1.059           149,828
                                                       2008      1.327          0.739           182,916
                                                       2007      1.099          1.327           132,831
                                                       2006      0.978          1.099           109,936
                                                       2005      0.880          0.978           109,936
                                                       2004      0.736          0.880            64,111
                                                       2003      0.551          0.736             5,302
                                                       2002      0.772          0.551            33,784
                                                       2001      1.000          0.772                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      0.767          0.724                --
                                                       2007      0.707          0.767           137,374
                                                       2006      0.604          0.707           159,300
                                                       2005      0.577          0.604           260,004
                                                       2004      0.556          0.577           309,658
                                                       2003      0.453          0.556           324,972
                                                       2002      0.615          0.453           388,240
                                                       2001      0.801          0.615           447,192
                                                       2000      1.000          0.801           424,750

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314                --
                                                       2005      1.127          1.162            10,343
                                                       2004      1.000          1.127                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.996          1.063                --
                                                       2006      0.935          0.996             1,526
                                                       2005      0.887          0.935             2,816
                                                       2004      0.869          0.887             2,816
                                                       2003      0.652          0.869                --
                                                       2002      0.898          0.652                --
                                                       2001      1.000          0.898                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2009      0.657          0.877           391,955
                                                       2008      1.111          0.657           459,813
                                                       2007      1.103          1.111           693,899
                                                       2006      1.022          1.103         1,040,550
                                                       2005      0.923          1.022         1,152,583
                                                       2004      0.846          0.923         1,275,516
                                                       2003      0.634          0.846         1,080,772
                                                       2002      0.949          0.634           387,432
                                                       2001      1.000          0.949           150,719

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2009      0.915          1.108            34,845
                                                       2008      1.305          0.915            44,567
                                                       2007      1.213          1.305           141,356
                                                       2006      1.065          1.213           250,829
                                                       2005      1.029          1.065           318,152
                                                       2004      0.954          1.029           216,592
                                                       2003      0.772          0.954           145,202
                                                       2002      0.943          0.772           102,740
                                                       2001      1.000          0.943            18,065

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.717          0.869             6,530
                                                       2008      1.012          0.717             6,645
                                                       2007      0.959          1.012             6,566
                                                       2006      0.819          0.959            28,177
                                                       2005      0.828          0.819            29,548
                                                       2004      0.807          0.828            29,548
                                                       2003      0.659          0.807            26,551
                                                       2002      0.897          0.659            20,096
                                                       2001      1.000          0.897            20,096

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2009      0.926          1.129             8,912
                                                       2008      1.436          0.926             5,033
                                                       2007      1.422          1.436             9,259

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (5/01)........................  2009      0.811          1.041           418,721
                                                       2008      1.289          0.811           525,631
                                                       2007      1.283          1.289           510,366
                                                       2006      1.107          1.283           563,757
                                                       2005      1.065          1.107           670,046
                                                       2004      0.992          1.065           787,696
                                                       2003      0.722          0.992           794,250
                                                       2002      0.924          0.722           517,261
                                                       2001      1.000          0.924           106,535

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/99)...................................  2009      1.059          1.308            58,898
                                                       2008      1.659          1.059            69,357
                                                       2007      1.609          1.659            69,933
                                                       2006      1.372          1.609           122,704
                                                       2005      1.298          1.372           135,284
                                                       2004      1.185          1.298           156,443
                                                       2003      0.903          1.185           151,723
                                                       2002      1.183          0.903           147,027
                                                       2001      1.244          1.183           102,276
                                                       2000      1.088          1.244            20,655

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/99)........................  2009      0.694          0.981           152,634
                                                       2008      1.116          0.694           213,063
                                                       2007      1.068          1.116           253,432
                                                       2006      1.030          1.068           290,193
                                                       2005      0.987          1.030           322,563
                                                       2004      0.991          0.987           379,187
                                                       2003      0.677          0.991           420,200
                                                       2002      0.907          0.677           335,753
                                                       2001      1.045          0.907           323,325
                                                       2000      1.132          1.045           265,016

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2009      0.795          1.126            22,507
                                                       2008      1.352          0.795            15,752
                                                       2007      1.239          1.352            34,531
                                                       2006      1.107          1.239            21,260
                                                       2005      1.064          1.107            11,581
                                                       2004      0.932          1.064                --
                                                       2003      0.631          0.932                --
                                                       2002      0.974          0.631                --
                                                       2001      1.000          0.974               997

  LMPVET Equity Index Subaccount (Class II) (3/99)...  2009      0.721          0.703                --
                                                       2008      1.162          0.721         1,104,097
                                                       2007      1.117          1.162         1,593,670
                                                       2006      0.978          1.117         2,082,600
                                                       2005      0.945          0.978         2,202,778
                                                       2004      0.864          0.945         2,040,084
                                                       2003      0.682          0.864         1,846,133
                                                       2002      0.886          0.682         1,627,247
                                                       2001      1.019          0.886         1,079,490
                                                       2000      1.133          1.019           856,518

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/99)..................  2009      0.723          0.923            61,767
                                                       2008      1.288          0.723            96,223
                                                       2007      1.221          1.288           103,913
                                                       2006      0.978          1.221           113,853
                                                       2005      0.883          0.978           148,656
                                                       2004      0.755          0.883           216,066
                                                       2003      0.597          0.755           185,520
                                                       2002      0.810          0.597           187,662
                                                       2001      1.186          0.810           205,495
                                                       2000      1.569          1.186            79,615

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (3/99)..................................  2009      0.835          1.018            83,090
                                                       2008      1.125          0.835            86,288
                                                       2007      1.023          1.125           119,903
                                                       2006      0.957          1.023           164,290
                                                       2005      0.925          0.957           160,526
                                                       2004      0.877          0.925           228,757
                                                       2003      0.686          0.877           208,810
                                                       2002      0.921          0.686           219,601
                                                       2001      1.100          0.921           267,052
                                                       2000      1.115          1.100           352,938

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.828          0.965            58,560
                                                       2008      1.059          0.828            60,637
                                                       2007      1.054          1.059            58,097
                                                       2006      1.020          1.054            76,332
                                                       2005      1.005          1.020            65,137
                                                       2004      1.001          1.005            57,767
                                                       2003      1.000          1.001            13,265

  LMPVIT Western Asset Variable High Income
  Subaccount (5/99)..................................  2009      0.903          1.433            77,856
                                                       2008      1.301          0.903            79,229
                                                       2007      1.307          1.301            79,810
                                                       2006      1.187          1.307            87,030
                                                       2005      1.166          1.187           108,339
                                                       2004      1.065          1.166            75,946
                                                       2003      0.842          1.065            42,773
                                                       2002      0.877          0.842            37,653
                                                       2001      0.918          0.877            46,730
                                                       2000      1.007          0.918            32,638

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.318          1.410                --
                                                       2006      1.176          1.318            38,721
                                                       2005      1.130          1.176            40,522
                                                       2004      0.986          1.130            32,478
                                                       2003      0.700          0.986                --
                                                       2002      0.949          0.700                --
                                                       2001      1.000          0.949                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/99).........  2007      1.931          2.031                --
                                                       2006      1.648          1.931           205,419
                                                       2005      1.596          1.648           343,946
                                                       2004      1.486          1.596           349,707
                                                       2003      1.077          1.486           360,795
                                                       2002      1.449          1.077           340,827
                                                       2001      1.433          1.449           172,311
                                                       2000      1.222          1.433            70,934

  LMPVPI Total Return Subaccount (Class I) (3/99)....  2007      1.384          1.428                --
                                                       2006      1.239          1.384            19,523
                                                       2005      1.209          1.239            23,410
                                                       2004      1.121          1.209            29,201
                                                       2003      0.975          1.121            13,990
                                                       2002      1.055          0.975            10,605
                                                       2001      1.072          1.055             7,423
                                                       2000      1.002          1.072             5,470

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379                --
                                                       2006      1.138          1.323           139,240
                                                       2005      1.111          1.138           116,362
                                                       2004      1.000          1.111                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539                --
                                                       2006      1.251          1.392            87,049
                                                       2005      1.165          1.251            97,239
                                                       2004      1.000          1.165            34,410

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (3/99)........................  2006      1.243          1.286                --
                                                       2005      1.206          1.243         1,087,811
                                                       2004      1.111          1.206           987,899
                                                       2003      0.918          1.111           993,690
                                                       2002      1.013          0.918         1,068,189
                                                       2001      1.076          1.013         1,200,147
                                                       2000      1.102          1.076           933,773

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2008      1.999          1.931                --
                                                       2007      1.899          1.999           208,565
                                                       2006      1.000          1.899           263,548

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2009      1.291          1.887           287,824
                                                       2008      1.715          1.291           286,945
                                                       2007      1.752          1.715           364,702

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.130          1.188                --
                                                       2006      1.000          1.130            47,332

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.742          0.878            57,568
                                                       2008      1.193          0.742            42,836
                                                       2007      1.178          1.193            52,037

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.601          0.806           494,529
                                                       2008      1.037          0.601           547,382
                                                       2007      1.227          1.037           695,134
                                                       2006      1.000          1.227         1,052,085

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.781          1.000             5,777
                                                       2008      1.053          0.781             3,496
                                                       2007      1.072          1.053             3,496
                                                       2006      1.000          1.072                --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      0.779          1.201            72,274
                                                       2008      1.324          0.779            80,244
                                                       2007      1.346          1.324           110,975
                                                       2006      1.000          1.346            68,832

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      0.534          0.759         1,405,209
                                                       2008      0.926          0.534         1,822,392
                                                       2007      0.716          0.926         1,664,279
                                                       2006      1.000          0.716         2,214,320

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2009      1.226          1.667           135,814
                                                       2008      1.090          1.226           191,471
                                                       2007      1.224          1.090            33,322

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2009      1.069          1.060                --
                                                       2008      1.441          1.069           541,314
                                                       2007      1.366          1.441           713,853
                                                       2006      1.000          1.366           969,775

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2009      1.000          1.360            81,483
                                                       2008      1.235          1.000            51,346
                                                       2007      1.166          1.235            42,953
                                                       2006      1.000          1.166             5,612

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.707          0.830           255,568
                                                       2008      1.118          0.707           266,250
                                                       2007      1.083          1.118           304,362
                                                       2006      1.000          1.083           225,735

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2009      0.845          1.060            30,205
                                                       2008      1.390          0.845            28,054
                                                       2007      1.523          1.390            64,347

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.641          0.611                --
                                                       2008      1.126          0.641            44,755
                                                       2007      1.015          1.126            49,884
                                                       2006      1.000          1.015            53,874

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.693          0.923            28,861
                                                       2008      1.138          0.693            28,861
                                                       2007      1.030          1.138            48,872
                                                       2006      1.000          1.030                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.379          2.315            23,125
                                                       2008      3.116          1.379            46,184
                                                       2007      2.460          3.116            41,536

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.950          1.240            56,506
                                                       2008      1.662          0.950            57,376
                                                       2007      1.574          1.662            57,376

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.024          1.202           155,665
                                                       2008      1.105          1.024           110,255
                                                       2007      1.038          1.105            66,495

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.513          1.695           779,649

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      0.710          0.873            45,363
                                                       2008      1.066          0.710            47,245
                                                       2007      1.024          1.066            73,922
                                                       2006      1.000          1.024            97,650

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.118          1.238                --
                                                       2006      1.000          1.118                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.437          1.898           262,112
                                                       2008      1.623          1.437           280,945
                                                       2007      1.534          1.623           336,305
                                                       2006      1.000          1.534           364,640

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.900          1.128           322,626
                                                       2008      1.292          0.900           336,398
                                                       2007      1.343          1.292           401,095
                                                       2006      1.000          1.343            43,659

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.080          1.355            26,695

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.524          0.817            16,451
                                                       2008      0.938          0.524             5,963

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (3/99)...................................  2007      1.425          1.477                --
                                                       2006      1.377          1.425         5,738,300
                                                       2005      1.360          1.377         6,140,150
                                                       2004      1.310          1.360         4,879,858
                                                       2003      1.251          1.310         3,623,933
                                                       2002      1.157          1.251         3,831,077
                                                       2001      1.092          1.157         2,080,975
                                                       2000      0.979          1.092           613,585

  MetLife Investment International Stock Subaccount
  (Class I) (3/99)...................................  2007      1.462          1.576                --
                                                       2006      1.165          1.462         2,374,209
                                                       2005      1.024          1.165         2,764,381
                                                       2004      0.899          1.024         2,498,531
                                                       2003      0.697          0.899         2,301,471
                                                       2002      0.904          0.697         2,248,416
                                                       2001      1.160          0.904         1,238,125
                                                       2000      1.272          1.160           476,662

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (3/99)...................................  2007      0.881          0.924                --
                                                       2006      0.789          0.881         5,230,988
                                                       2005      0.746          0.789         5,752,832
                                                       2004      0.683          0.746         5,154,675
                                                       2003      0.537          0.683         4,635,797
                                                       2002      0.702          0.537         4,005,694
                                                       2001      0.840          0.702         2,080,499
                                                       2000      0.995          0.840           969,414

  MetLife Investment Small Company Stock Subaccount
  (Class I) (3/99)...................................  2007      2.369          2.376                --
                                                       2006      2.101          2.369           999,605
                                                       2005      1.974          2.101         1,094,314
                                                       2004      1.732          1.974           986,324
                                                       2003      1.220          1.732           928,057
                                                       2002      1.612          1.220           806,014
                                                       2001      1.600          1.612           542,731
                                                       2000      1.465          1.600           463,890

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2009      1.574          1.642         1,193,566
                                                       2008      1.497          1.574         1,383,974
                                                       2007      1.476          1.497         2,082,097

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.704          1.043           145,810
                                                       2008      1.308          0.704           176,598
                                                       2007      1.095          1.308           190,638
                                                       2006      1.000          1.095           210,894

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2009      1.363          1.480           321,376
                                                       2008      1.423          1.363           398,583
                                                       2007      1.349          1.423           422,549
                                                       2006      1.000          1.349           443,885

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      1.076          1.256           490,244

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.587          0.743           558,824

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.272          1.268           799,869
                                                       2008      1.247          1.272           912,074
                                                       2007      1.196          1.247           819,845
                                                       2006      1.000          1.196           864,472

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.651          0.646                --
                                                       2008      1.098          0.651                --
                                                       2007      1.154          1.098                --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.748          0.980           292,241
                                                       2008      1.205          0.748           284,521

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.546          0.571                --
                                                       2008      0.998          0.546           621,132
                                                       2007      0.968          0.998           744,398
                                                       2006      1.000          0.968           996,265

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.872          1.053           712,351
                                                       2008      1.442          0.872           816,052
                                                       2007      1.396          1.442         1,131,279
                                                       2006      1.000          1.396         1,631,929

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.585          0.810             7,996
                                                       2008      0.879          0.585             7,996

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.654          0.854            23,011
                                                       2008      1.108          0.654            64,958
                                                       2007      1.081          1.108            69,710
                                                       2006      1.000          1.081                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.932          1.114           249,694
                                                       2008      1.097          0.932           272,670
                                                       2007      1.047          1.097           475,083
                                                       2006      1.000          1.047                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.852          1.045         2,354,070
                                                       2008      1.095          0.852         3,167,724
                                                       2007      1.053          1.095         2,886,642
                                                       2006      1.000          1.053            10,264

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.776          0.973         2,493,846
                                                       2008      1.095          0.776         2,873,729
                                                       2007      1.058          1.095         2,846,726
                                                       2006      1.000          1.058                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.737          0.944         1,234,650
                                                       2008      1.145          0.737         1,457,354
                                                       2007      1.112          1.145         1,990,934
                                                       2006      1.000          1.112                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2009      0.583          0.731         2,190,341
                                                       2008      0.935          0.583         1,227,395
                                                       2007      0.942          0.935         1,846,718

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      1.241          1.457         1,227,953
                                                       2008      1.610          1.241         1,510,239
                                                       2007      1.558          1.610         1,837,378
                                                       2006      1.000          1.558         2,384,614

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.024          1.227           310,762
                                                       2008      1.529          1.024           320,012
                                                       2007      1.432          1.529           274,421
                                                       2006      1.000          1.432           256,465

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2009      0.893          1.140           555,103
                                                       2008      1.554          0.893           655,499
                                                       2007      1.591          1.554         1,020,290

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.657          0.911           269,282
                                                       2008      1.113          0.657           355,695
                                                       2007      1.056          1.113           575,683
                                                       2006      1.000          1.056           603,735

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2009      1.557          1.946           286,101
                                                       2008      2.360          1.557           342,711
                                                       2007      2.428          2.360           483,039

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.898          1.235           263,007
                                                       2008      1.359          0.898           290,835

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.684          1.752                --
                                                       2006      1.000          1.684           392,744

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2009      1.491          1.546           459,686
                                                       2008      1.506          1.491           630,731
                                                       2007      1.453          1.506           650,800
                                                       2006      1.000          1.453           829,418

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (4/99).....................  2006      1.151          1.164                --
                                                       2005      1.127          1.151         1,623,263
                                                       2004      1.125          1.127         1,343,039
                                                       2003      1.125          1.125         2,042,971
                                                       2002      1.119          1.125         1,522,743
                                                       2001      1.087          1.119         1,067,624
                                                       2000      1.032          1.087           776,476

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198                --
                                                       2005      1.078          1.131            14,297
                                                       2004      1.000          1.078            10,342

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (7/05)......................................  2007      1.011          1.034                --
                                                       2006      1.012          1.011            72,677
                                                       2005      1.008          1.012            42,479

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.456          1.509                --
                                                       2008      1.401          1.456           750,233
                                                       2007      1.298          1.401           457,308
                                                       2006      1.260          1.298           656,357
                                                       2005      1.240          1.260           692,935
                                                       2004      1.192          1.240           531,028
                                                       2003      1.144          1.192           391,427
                                                       2002      1.057          1.144           395,584
                                                       2001      1.000          1.057            42,621

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.012          0.941                --
                                                       2007      0.925          1.012            11,671
                                                       2006      0.839          0.925            11,671
                                                       2005      0.789          0.839            11,671
                                                       2004      0.739          0.789            11,671
                                                       2003      0.564          0.739            11,671
                                                       2002      0.808          0.564            11,671
                                                       2001      1.000          0.808                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582                --
                                                       2006      1.150          1.457            65,112
                                                       2005      1.033          1.150            81,614
                                                       2004      0.897          1.033            91,730
                                                       2003      0.703          0.897            94,997
                                                       2002      0.861          0.703            89,130
                                                       2001      1.000          0.861            36,530

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179                --
                                                       2006      1.749          2.035           323,007
                                                       2005      1.647          1.749           396,869
                                                       2004      1.315          1.647           269,097
                                                       2003      0.886          1.315           216,542
                                                       2002      1.093          0.886           276,266
                                                       2001      1.000          1.093             1,734

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.957          1.022                --
                                                       2005      0.887          0.957            58,585
                                                       2004      0.840          0.887            79,181
                                                       2003      0.654          0.840            35,106
                                                       2002      0.867          0.654            38,688
                                                       2001      1.000          0.867                --

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.035          1.106                --
                                                       2005      1.040          1.035             5,612
                                                       2004      1.000          1.040                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/99).............................................  2006      1.812          1.984                --
                                                       2005      1.625          1.812           333,491
                                                       2004      1.406          1.625           346,328
                                                       2003      1.060          1.406           337,337
                                                       2002      1.247          1.060           267,434
                                                       2001      1.310          1.247           161,359
                                                       2000      1.132          1.310            92,328

  Travelers Equity Income Subaccount (3/99)..........  2006      1.285          1.354                --
                                                       2005      1.240          1.285         1,828,724
                                                       2004      1.137          1.240         1,520,872
                                                       2003      0.874          1.137         1,326,839
                                                       2002      1.024          0.874         1,163,851
                                                       2001      1.105          1.024           453,751
                                                       2000      1.021          1.105           224,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (4/99)........  2006      1.163          1.208                --
                                                       2005      1.113          1.163            63,997
                                                       2004      1.015          1.113            64,259
                                                       2003      0.802          1.015            64,259
                                                       2002      1.002          0.802            57,157
                                                       2001      0.993          1.002            24,072
                                                       2000      0.965          0.993             4,126

  Travelers Large Cap Subaccount (3/99)..............  2006      0.919          0.949                --
                                                       2005      0.852          0.919           611,994
                                                       2004      0.807          0.852           623,861
                                                       2003      0.652          0.807           621,409
                                                       2002      0.851          0.652           545,335
                                                       2001      1.038          0.851           505,916
                                                       2000      1.224          1.038           386,475

  Travelers Mercury Large Cap Core Subaccount
  (3/99).............................................  2006      0.997          1.061                --
                                                       2005      0.897          0.997            49,017
                                                       2004      0.780          0.897            15,265
                                                       2003      0.649          0.780            15,265
                                                       2002      0.874          0.649            16,447
                                                       2001      1.136          0.874            17,029
                                                       2000      1.213          1.136            80,150

  Travelers MFS(R) Mid Cap Growth Subaccount (5/99)..  2006      1.052          1.116                --
                                                       2005      1.029          1.052           246,885
                                                       2004      0.909          1.029           307,936
                                                       2003      0.668          0.909           304,034
                                                       2002      1.317          0.668           295,213
                                                       2001      1.739          1.317           271,882
                                                       2000      1.603          1.739           231,771

  Travelers MFS(R) Total Return Subaccount (4/99)....  2006      1.400          1.449                --
                                                       2005      1.371          1.400         2,061,164
                                                       2004      1.240          1.371         1,641,583
                                                       2003      1.073          1.240         1,266,270
                                                       2002      1.141          1.073         1,130,121
                                                       2001      1.150          1.141           511,493
                                                       2000      0.994          1.150           177,102

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                --
                                                       2005      1.127          1.190           167,544
                                                       2004      1.000          1.127            21,046

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (4/99).............................................  2006      1.055          1.215                --
                                                       2005      0.971          1.055            86,559
                                                       2004      0.846          0.971            87,703
                                                       2003      0.663          0.846            63,756
                                                       2002      0.768          0.663            45,625
                                                       2001      1.049          0.768            47,664
                                                       2000      1.194          1.049            47,750

  Travelers Pioneer Fund Subaccount (5/99)...........  2006      0.890          0.947                --
                                                       2005      0.847          0.890            99,481
                                                       2004      0.768          0.847           146,873
                                                       2003      0.625          0.768           170,073
                                                       2002      0.903          0.625           201,833
                                                       2001      1.183          0.903           175,971
                                                       2000      0.959          1.183           136,065

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      1.001          1.057                --
                                                       2005      1.000          1.001                --

  Travelers Pioneer Strategic Income Subaccount
  (6/99).............................................  2006      1.455          1.473                --
                                                       2005      1.415          1.455           243,393
                                                       2004      1.285          1.415            81,279
                                                       2003      1.084          1.285            70,429
                                                       2002      1.032          1.084            57,082
                                                       2001      0.998          1.032            17,469
                                                       2000      1.010          0.998                --

  Travelers Quality Bond Subaccount (3/99)...........  2006      1.300          1.292                --
                                                       2005      1.290          1.300           493,056
                                                       2004      1.259          1.290           468,725
                                                       2003      1.186          1.259           373,662
                                                       2002      1.130          1.186           344,814
                                                       2001      1.063          1.130           249,243
                                                       2000      1.002          1.063           109,131

  Travelers Strategic Equity Subaccount (3/99).......  2006      0.871          0.911                --
                                                       2005      0.861          0.871           649,068
                                                       2004      0.787          0.861           862,607
                                                       2003      0.598          0.787           929,358
                                                       2002      0.908          0.598           975,651
                                                       2001      1.057          0.908         1,081,006
                                                       2000      1.303          1.057           844,683

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032                --
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000                --
                                                       2005      1.000          1.000                --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.445          1.396                --
                                                       2005      1.396          1.445         1,144,943
                                                       2004      1.326          1.396           970,706
                                                       2003      1.301          1.326           970,322
                                                       2002      1.154          1.301         1,040,337
                                                       2001      1.099          1.154           350,111
                                                       2000      0.968          1.099           167,787

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.917          0.876                --
                                                       2007      0.792          0.917             7,996
                                                       2006      0.778          0.792                --
                                                       2005      0.729          0.778                --
                                                       2004      0.688          0.729                --
                                                       2003      0.546          0.688                --
                                                       2002      0.817          0.546                --
                                                       2001      1.000          0.817                --

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.074          1.045                --
                                                       2008      1.687          1.074            33,596
                                                       2007      1.741          1.687            45,628
                                                       2006      1.512          1.741            32,848
                                                       2005      1.464          1.512            47,018
                                                       2004      1.257          1.464            35,463
                                                       2003      1.000          1.257            15,449

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.584          0.600                --
                                                       2008      1.034          0.584                --
                                                       2007      0.926          1.034                --
                                                       2006      0.875          0.926                --
                                                       2005      0.817          0.875                --
                                                       2004      0.794          0.817                --
                                                       2003      0.637          0.794                --
                                                       2002      0.911          0.637                --
                                                       2001      1.000          0.911                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (7/99)..................................  2009      0.845          1.342             6,351
                                                       2008      1.535          0.845             6,351
                                                       2007      1.559          1.535             6,351
                                                       2006      1.358          1.559             6,351
                                                       2005      1.175          1.358            15,215
                                                       2004      1.014          1.175            15,215
                                                       2003      0.739          1.014            18,374
                                                       2002      0.969          0.739            18,374
                                                       2001      0.938          0.969             6,351
                                                       2000      0.877          0.938             6,351





                  MRA -- SEPARATE ACCOUNT CHARGES 1.25% 140 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (3/99)...  2009      0.601          0.583             --
                                                       2008      0.988          0.601             --
                                                       2007      0.967          0.988             --
                                                       2006      0.862          0.967             --
                                                       2005      0.850          0.862             --
                                                       2004      0.791          0.850             --
                                                       2003      0.636          0.791             --
                                                       2002      0.841          0.636             --
                                                       2001      0.986          0.841             --
                                                       2000      1.117          0.986             --

Met Investors Series Trust
  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.242          1.374             --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.692          0.858             --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.623          0.954             --
                                                       2008      1.130          0.623             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      2.565          2.956             --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      1.841          2.302             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      2.000          2.570             --
                                                       2008      3.263          2.000             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.750          1.019             --
                                                       2008      1.140          0.750             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.861          1.163             --
                                                       2008      1.320          0.861             --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/05, The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers S+A54eries Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES






                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Small Cap       Legg Mason ClearBridge Partners Variable
     Growth -- Class I                              Small Cap Growth -- Class I
  Legg Mason Partners Variable Social          Legg Mason Investment Counsel Variable Social
     Awareness Portfolio                            Awareness Portfolio
  Legg Mason Partners Variable Aggressive      Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
  Legg Mason Partners Variable Appreciation    Legg Mason ClearBridge Variable Appreciation
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Capital and     Legg Mason ClearBridge Variable Equity Income
     Income Portfolio -- Class I                    Builder Portfolio -- Class I
  Legg Mason Partners Variable Dividend        Legg Mason ClearBridge Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
  Legg Mason Partners Variable Fundamental     Legg Mason ClearBridge Variable Fundamental
     Value Portfolio -- Class I                     All Cap Value Portfolio -- Class I
  Legg Mason Partners Variable International   Legg Mason Global Currents Variable
     All Cap Opportunity Portfolio                  International All Cap Opportunity
                                                    Portfolio
  Legg Mason Partners Variable Investors       Legg Mason ClearBridge Variable Large Cap
     Portfolio -- Class I                           Value Portfolio -- Class I
  Legg Mason Partners Variable Large Cap       Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST      LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Adjustable      Legg Mason Western Asset Variable Adjustable
     Rate Income Portfolio                          Rate Income Portfolio
  Legg Mason Partners Variable High Income     Legg Mason Western Asset Variable High Income
     Portfolio                                      Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met/AIM Small Cap Growth Portfolio -- Class  Invesco Small Cap Growth Portfolio -- Class A
     A
  Van Kampen Mid Cap Growth                    Morgan Stanley Mid Cap Growth
     Portfolio -- Class B                           Portfolio -- Class B
WELLS FARGO VARIABLE TRUST                     WELLS FARGO VARIABLE TRUST
  VT Small/Mid Cap Value Fund                  VT Small Cap Value Fund

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
American Funds Insurance           Global Growth Fund                 American Funds Global Growth Fund
  Series(R)
American Funds Insurance           Growth-Income Fund                 American Funds Growth-Income Fund
  Series(R)
American Funds Insurance           Growth Fund                        American Funds Growth Fund
  Series(R)
Janus Aspen Series                 Enterprise Portfolio               Janus Aspen Series Enterprise
                                                                      Portfolio
Metropolitan Series Fund, Inc.     FI Value Leaders Portfolio         FI Value Leaders Portfolio
                                                                      (Fidelity)
Van Kampen Life Investment Trust   Van Kampen Life Investment Trust   Van Kampen LIT Enterprise
                                   Enterprise Portfolio               Portfolio
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Dynamic Capital Appreciation       Fidelity VIP Dynamic Capital
  Products                         Portfolio                          Appreciation Portfolio
Fidelity(R) Variable Insurance     Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio
  Products



                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

         ANNUITY CONTRACT                                                       MARKETING NAME
---------------------------------                                     ---------------------------------
Registered Fixed Account Option                                       Fixed Account


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Taxes


          Independent Registered Public Accounting Firm


          Condensed Financial Information

          Financial Statements

--------------------------------------------------------------------------------


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2010 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:

Address:

Form SAI Book 21

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX F

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.

     -    Barclays Capital( )Aggregate Bond Index Portfolio

     -    BlackRock Money Market Portfolio

     -    Black Rock High Yield Portfolio

     -    BlackRock Bond Income Portfolio


     -    Legg Mason Western Asset Variable Adjustable Rate Income Portfolio



     -    Legg Mason Western Asset Variable High Income Portfolio


     -    Lord Abbett Bond Debenture Portfolio

     -    PIMCO Inflation Protection Bond Portfolio

     -    PIMCO Total Return Portfolio

     -    Western Asset Management U.S. Government Portfolio

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX G

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                      NOT AVAILABLE UNDER SECTION 457 PLANS
         NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.

PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, You may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to Us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which We will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments and associated credits made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments and associated credits made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as We receive proper written proof of Your claim, and We will pay the withdrawal in a lump sum. You should consult with Your personal tax adviser regarding the tax impact of any withdrawals taken from Your Contract.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX H

--------------------------------------------------------------------------------

                             MARKET VALUE ADJUSTMENT

(THIS SECTION IS APPLICABLE ONLY TO THE VARIABLE OR FIXED LIQUIDITY BENEFIT)

If You have selected any period certain option, You may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed Annuity Payments, We calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which We offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:
                                        N
                 Present Value =  [Payments X (1/1 + iC)(t/365)
                                      s = 1

Where

iC = the interest rate described above

n = the number of payments remaining in the Contract Owner's certain period at the time of request for this benefit

t = number of days remaining until that payment is made, adjusting for leap years.

If You request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.

                                  ILLUSTRATION:

Amount Annuitized                                       $12,589.80
Annuity Option                                          Life with 10 year certain period
Annuity Payments                                        $1,000 Annually -- first payment immediately


For the purposes of illustration, assume after two years (immediately preceding the third payment), You choose to receive full liquidity, and the current rate of return that We are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

          1000 + (1000/1.04) + (1000/1.04)2 + (1000/1.04)3 + (1000/1.04)4 +
          (1000/1.04)5 + (1000/1.04)6 + (1000/1.04)7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to You after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

                       METLIFE RETIREMENT ACCOUNT ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 3, 2010


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 3, 2010. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, or be calling 1-800-842-9406, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


The SAI contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     4

CALCULATION OF MONEY MARKET YIELD.......................................     5

ERISA...................................................................     5

TAXES...................................................................     6

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     6

CONDENSED FINANCIAL INFORMATION -- MRA..................................     8

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com. The Company's Home Office is located at 1300 Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2009............................            $114,483,902                           $0

2008............................            $134,250,501                           $0

2007............................            $137,393,857                           $0



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2009 ranged from $15,520 to $13,530,040. The amount of commissions paid to selected broker-dealer firms during 2009 ranged from $182,851 to $19,381,938. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2009 ranged from $198,371 to $21,307,450.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2009 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



Citigroup Global Markets, Inc.
Citigroup Global Markets, Inc. (d/b/a/ Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)


Pioneer Funds Distributor, Inc.


Towers Square Securities, Inc.


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                                      ERISA

If your plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:


     a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than

          50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);


     b) make certain withdrawals under plans for which a qualified consent is required;

     c)   name someone other than the spouse as your beneficiary;

     d)   use your accrued benefit as security for a loan exceeding $5,000.


Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

                                      TAXES

403(B)

In general, contributions to Section 403(b) arrangements are subject to limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year). These contributions (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below:

FOR TAXABLE YEARS BEGINNING IN CALENDAR YEAR                             APPLICABLE DOLLAR LIMIT
--------------------------------------------                             -----------------------
2009.................................................................            $16,500


The Applicable Dollar Limit under Section 402(g) is increased for eligible participants in the amount of the permissible age 50 and above catch up contributions for the year, which is $5,500 for 2009, regardless of the number of plans in which the employee participates.

SIMPLIFIED EMPLOYEE PENSION ("SEP")


Rules applicable to Traditional IRA annuities (including purchase payments, rollovers, minimum distributions, penalty taxes and after death distributions) generally apply to your SEP IRA annuity.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                     CONDENSED FINANCIAL INFORMATION -- MRA

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                  MRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.086          1.166              --
                                                       2006      1.000          1.086              --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883              --
                                                       2005      0.800          0.839              --
                                                       2004      0.763          0.800              --
                                                       2003      0.615          0.763              --
                                                       2002      0.888          0.615           3,000
                                                       2001      1.000          0.888           3,000

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2009      1.044          1.473              --
                                                       2008      1.708          1.044              --
                                                       2007      1.499          1.708              --
                                                       2006      1.255          1.499              --
                                                       2005      1.109          1.255              --
                                                       2004      1.000          1.109           2,000

  American Funds Growth Subaccount (Class 2) (5/04)..  2009      0.852          1.178              --
                                                       2008      1.532          0.852              --
                                                       2007      1.375          1.532              --
                                                       2006      1.258          1.375              --
                                                       2005      1.091          1.258              --
                                                       2004      1.000          1.091           5,000

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2009      0.834          1.086              --
                                                       2008      1.353          0.834              --
                                                       2007      1.299          1.353              --
                                                       2006      1.136          1.299              --
                                                       2005      1.082          1.136              --
                                                       2004      1.000          1.082           4,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.700          0.694              --
                                                       2005      0.597          0.700              --
                                                       2004      0.503          0.597              --
                                                       2003      0.406          0.503              --
                                                       2002      0.547          0.406              --
                                                       2001      0.745          0.547              --
                                                       2000      1.000          0.745              --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/99).............................................  2007      2.357          2.475              --
                                                       2006      1.793          2.357              --
                                                       2005      1.412          1.793              --
                                                       2004      1.140          1.412              --
                                                       2003      0.804          1.140              --
                                                       2002      0.916          0.804              --
                                                       2001      1.022          0.916              --
                                                       2000      1.506          1.022              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (7/99).............................................  2006      2.517          3.312              --
                                                       2005      2.368          2.517              --
                                                       2004      1.816          2.368              --
                                                       2003      1.366          1.816              --
                                                       2002      1.318          1.366              --
                                                       2001      1.221          1.318              --
                                                       2000      0.937          1.221              --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (4/99)......................................  2009      1.653          2.161              --
                                                       2008      2.376          1.653              --
                                                       2007      2.565          2.376              --
                                                       2006      2.225          2.565              --
                                                       2005      2.050          2.225              --
                                                       2004      1.701          2.050              --
                                                       2003      1.208          1.701              --
                                                       2002      1.289          1.208              --
                                                       2001      1.162          1.289              --
                                                       2000      0.991          1.162              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/99).....................................  2007      1.187          1.261              --
                                                       2006      1.027          1.187              --
                                                       2005      0.992          1.027              --
                                                       2004      0.952          0.992              --
                                                       2003      0.792          0.952              --
                                                       2002      0.958          0.792              --
                                                       2001      1.065          0.958              --
                                                       2000      1.081          1.065              --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/99).....................................  2007      1.624          1.433              --
                                                       2006      1.577          1.624              --
                                                       2005      1.503          1.577              --
                                                       2004      1.360          1.503              --
                                                       2003      1.041          1.360              --
                                                       2002      1.298          1.041              --
                                                       2001      1.394          1.298              --
                                                       2000      1.240          1.394              --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2009      1.047          1.408              --
                                                       2008      1.842          1.047              --
                                                       2007      1.583          1.842              --
                                                       2006      1.432          1.583              --
                                                       2005      1.238          1.432              --
                                                       2004      1.083          1.238              --
                                                       2003      0.852          1.083              --
                                                       2002      0.950          0.852              --
                                                       2001      1.000          0.950           3,000

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2007      1.306          1.383              --
                                                       2006      1.157          1.306              --
                                                       2005      0.966          1.157              --
                                                       2004      0.962          0.966              --
                                                       2003      0.776          0.962              --
                                                       2002      0.846          0.776           1,000
                                                       2001      1.000          0.846           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.399          1.939              --
                                                       2008      2.334          1.399              --
                                                       2007      2.040          2.334              --
                                                       2006      1.830          2.040              --
                                                       2005      1.563          1.830              --
                                                       2004      1.264          1.563              --
                                                       2003      0.921          1.264              --
                                                       2002      1.032          0.921              --
                                                       2001      1.000          1.032           2,000

  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      1.019          1.057              --
                                                       2005      0.990          1.019              --
                                                       2004      0.949          0.990              --
                                                       2003      0.813          0.949              --
                                                       2002      0.900          0.813              --
                                                       2001      0.949          0.900              --
                                                       2000      1.000          0.949              --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732              --
                                                       2005      1.345          1.475              --
                                                       2004      1.204          1.345           2,000
                                                       2003      1.000          1.204           2,000

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2009      1.188          2.034              --
                                                       2008      2.532          1.188              --
                                                       2007      1.982          2.532              --
                                                       2006      1.560          1.982              --
                                                       2005      1.234          1.560              --
                                                       2004      1.000          1.234           1,000

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2009      1.032          1.402              --
                                                       2008      1.744          1.032              --
                                                       2007      1.523          1.744              --
                                                       2006      1.264          1.523              --
                                                       2005      1.156          1.264              --
                                                       2004      1.000          1.156           2,000

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.470              --
                                                       2005      1.126          1.216              --
                                                       2004      1.000          1.126              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/99).......................  2006      1.538          1.576              --
                                                       2005      1.530          1.538              --
                                                       2004      1.418          1.530              --
                                                       2003      1.107          1.418              --
                                                       2002      1.067          1.107              --
                                                       2001      0.982          1.067              --
                                                       2000      0.980          0.982              --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.154          1.195              --
                                                       2005      1.080          1.154              --
                                                       2004      1.005          1.080              --
                                                       2003      0.891          1.005              --
                                                       2002      0.962          0.891           3,000
                                                       2001      1.000          0.962           3,000

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2009      0.739          1.059              --
                                                       2008      1.327          0.739              --
                                                       2007      1.099          1.327              --
                                                       2006      0.978          1.099              --
                                                       2005      0.880          0.978              --
                                                       2004      0.736          0.880              --
                                                       2003      0.551          0.736           3,000
                                                       2002      0.772          0.551           3,000
                                                       2001      1.000          0.772           3,000

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2007      0.707          0.767              --
                                                       2006      0.604          0.707              --
                                                       2005      0.577          0.604              --
                                                       2004      0.556          0.577              --
                                                       2003      0.453          0.556              --
                                                       2002      0.615          0.453              --
                                                       2001      0.801          0.615              --
                                                       2000      1.000          0.801              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314              --
                                                       2005      1.127          1.162              --
                                                       2004      1.000          1.127           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.996          1.063              --
                                                       2006      0.935          0.996              --
                                                       2005      0.887          0.935              --
                                                       2004      0.869          0.887              --
                                                       2003      0.652          0.869              --
                                                       2002      0.898          0.652           2,000
                                                       2001      1.000          0.898           2,000

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2009      0.657          0.877              --
                                                       2008      1.111          0.657              --
                                                       2007      1.103          1.111              --
                                                       2006      1.022          1.103              --
                                                       2005      0.923          1.022              --
                                                       2004      0.846          0.923              --
                                                       2003      0.634          0.846              --
                                                       2002      0.949          0.634              --
                                                       2001      1.000          0.949           2,000

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2009      0.915          1.108              --
                                                       2008      1.305          0.915              --
                                                       2007      1.213          1.305              --
                                                       2006      1.065          1.213              --
                                                       2005      1.029          1.065              --
                                                       2004      0.954          1.029              --
                                                       2003      0.772          0.954              --
                                                       2002      0.943          0.772              --
                                                       2001      1.000          0.943           3,000

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.717          0.869              --
                                                       2008      1.012          0.717              --
                                                       2007      0.959          1.012              --
                                                       2006      0.819          0.959              --
                                                       2005      0.828          0.819              --
                                                       2004      0.807          0.828              --
                                                       2003      0.659          0.807              --
                                                       2002      0.897          0.659           2,000
                                                       2001      1.000          0.897           2,000

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2007      1.422          1.436              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (5/01)........................  2009      0.811          1.041              --
                                                       2008      1.289          0.811              --
                                                       2007      1.283          1.289              --
                                                       2006      1.107          1.283              --
                                                       2005      1.065          1.107              --
                                                       2004      0.992          1.065              --
                                                       2003      0.722          0.992              --
                                                       2002      0.924          0.722              --
                                                       2001      1.000          0.924           3,000

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/99)...................................  2007      1.609          1.659              --
                                                       2006      1.372          1.609              --
                                                       2005      1.298          1.372              --
                                                       2004      1.185          1.298              --
                                                       2003      0.903          1.185              --
                                                       2002      1.183          0.903              --
                                                       2001      1.244          1.183              --
                                                       2000      1.088          1.244              --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/99)........................  2009      0.694          0.981              --
                                                       2008      1.116          0.694              --
                                                       2007      1.068          1.116              --
                                                       2006      1.030          1.068              --
                                                       2005      0.987          1.030              --
                                                       2004      0.991          0.987              --
                                                       2003      0.677          0.991              --
                                                       2002      0.907          0.677              --
                                                       2001      1.045          0.907              --
                                                       2000      1.132          1.045              --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2009      0.795          1.126              --
                                                       2008      1.352          0.795              --
                                                       2007      1.239          1.352              --
                                                       2006      1.107          1.239              --
                                                       2005      1.064          1.107              --
                                                       2004      0.932          1.064              --
                                                       2003      0.631          0.932              --
                                                       2002      0.974          0.631           2,000
                                                       2001      1.000          0.974           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/99)...  2009      0.721          0.703              --
                                                       2008      1.162          0.721              --
                                                       2007      1.117          1.162              --
                                                       2006      0.978          1.117              --
                                                       2005      0.945          0.978              --
                                                       2004      0.864          0.945              --
                                                       2003      0.682          0.864              --
                                                       2002      0.886          0.682              --
                                                       2001      1.019          0.886              --
                                                       2000      1.133          1.019              --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/99)..................  2007      1.221          1.288              --
                                                       2006      0.978          1.221              --
                                                       2005      0.883          0.978              --
                                                       2004      0.755          0.883              --
                                                       2003      0.597          0.755              --
                                                       2002      0.810          0.597              --
                                                       2001      1.186          0.810              --
                                                       2000      1.569          1.186              --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (3/99)..................................  2009      0.835          1.018              --
                                                       2008      1.125          0.835              --
                                                       2007      1.023          1.125              --
                                                       2006      0.957          1.023              --
                                                       2005      0.925          0.957              --
                                                       2004      0.877          0.925              --
                                                       2003      0.686          0.877              --
                                                       2002      0.921          0.686              --
                                                       2001      1.100          0.921              --
                                                       2000      1.115          1.100              --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2007      1.054          1.059              --
                                                       2006      1.020          1.054              --
                                                       2005      1.005          1.020              --
                                                       2004      1.001          1.005              --
                                                       2003      1.000          1.001              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (5/99)..................................  2009      0.903          1.433              --
                                                       2008      1.301          0.903              --
                                                       2007      1.307          1.301              --
                                                       2006      1.187          1.307              --
                                                       2005      1.166          1.187              --
                                                       2004      1.065          1.166              --
                                                       2003      0.842          1.065              --
                                                       2002      0.877          0.842              --
                                                       2001      0.918          0.877              --
                                                       2000      1.007          0.918              --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.318          1.410              --
                                                       2006      1.176          1.318              --
                                                       2005      1.130          1.176              --
                                                       2004      0.986          1.130           2,000
                                                       2003      0.700          0.986           2,000
                                                       2002      0.949          0.700           2,000
                                                       2001      1.000          0.949           2,000

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/99).........  2007      1.931          2.031              --
                                                       2006      1.648          1.931              --
                                                       2005      1.596          1.648              --
                                                       2004      1.486          1.596              --
                                                       2003      1.077          1.486              --
                                                       2002      1.449          1.077              --
                                                       2001      1.433          1.449              --
                                                       2000      1.222          1.433              --

  LMPVPI Total Return Subaccount (Class I) (3/99)....  2007      1.384          1.428              --
                                                       2006      1.239          1.384              --
                                                       2005      1.209          1.239              --
                                                       2004      1.121          1.209              --
                                                       2003      0.975          1.121              --
                                                       2002      1.055          0.975              --
                                                       2001      1.072          1.055              --
                                                       2000      1.002          1.072              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379              --
                                                       2006      1.138          1.323              --
                                                       2005      1.111          1.138              --
                                                       2004      1.000          1.111           3,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539              --
                                                       2006      1.251          1.392              --
                                                       2005      1.165          1.251              --
                                                       2004      1.000          1.165           2,000

Managed Assets Trust
  Managed Assets Trust (3/99)........................  2006      1.243          1.286              --
                                                       2005      1.206          1.243              --
                                                       2004      1.111          1.206              --
                                                       2003      0.918          1.111              --
                                                       2002      1.013          0.918              --
                                                       2001      1.076          1.013              --
                                                       2000      1.102          1.076              --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.899          1.999              --
                                                       2006      1.000          1.899              --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2009      1.291          1.887              --
                                                       2008      1.715          1.291              --
                                                       2007      1.752          1.715              --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.130          1.188              --
                                                       2006      1.000          1.130              --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.178          1.193              --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.601          0.806              --
                                                       2008      1.037          0.601              --
                                                       2007      1.227          1.037              --
                                                       2006      1.000          1.227              --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.072          1.053              --
                                                       2006      1.000          1.072              --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      0.779          1.201              --
                                                       2008      1.324          0.779              --
                                                       2007      1.346          1.324              --
                                                       2006      1.000          1.346              --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      0.534          0.759              --
                                                       2008      0.926          0.534              --
                                                       2007      0.716          0.926              --
                                                       2006      1.000          0.716              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2009      1.226          1.667              --
                                                       2008      1.090          1.226              --
                                                       2007      1.224          1.090              --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2009      1.069          1.060              --
                                                       2008      1.441          1.069              --
                                                       2007      1.366          1.441              --
                                                       2006      1.000          1.366              --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2009      1.000          1.360              --
                                                       2008      1.235          1.000              --
                                                       2007      1.166          1.235              --
                                                       2006      1.000          1.166              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.707          0.830              --
                                                       2008      1.118          0.707              --
                                                       2007      1.083          1.118              --
                                                       2006      1.000          1.083              --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.523          1.390              --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.641          0.611              --
                                                       2008      1.126          0.641              --
                                                       2007      1.015          1.126              --
                                                       2006      1.000          1.015              --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.693          0.923              --
                                                       2008      1.138          0.693              --
                                                       2007      1.030          1.138              --
                                                       2006      1.000          1.030              --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.379          2.315              --
                                                       2008      3.116          1.379              --
                                                       2007      2.460          3.116              --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.574          1.662              --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.024          1.202              --
                                                       2008      1.105          1.024              --
                                                       2007      1.038          1.105              --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.513          1.695              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      0.710          0.873              --
                                                       2008      1.066          0.710              --
                                                       2007      1.024          1.066              --
                                                       2006      1.000          1.024              --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.118          1.238              --
                                                       2006      1.000          1.118              --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.437          1.898              --
                                                       2008      1.623          1.437              --
                                                       2007      1.534          1.623              --
                                                       2006      1.000          1.534              --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.900          1.128              --
                                                       2008      1.292          0.900              --
                                                       2007      1.343          1.292              --
                                                       2006      1.000          1.343              --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.080          1.355              --

MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08)

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (3/99)...................................  2007      1.425          1.477              --
                                                       2006      1.377          1.425              --
                                                       2005      1.360          1.377              --
                                                       2004      1.310          1.360              --
                                                       2003      1.251          1.310              --
                                                       2002      1.157          1.251              --
                                                       2001      1.092          1.157              --
                                                       2000      0.979          1.092              --

  MetLife Investment International Stock Subaccount
  (Class I) (3/99)...................................  2007      1.462          1.576              --
                                                       2006      1.165          1.462              --
                                                       2005      1.024          1.165              --
                                                       2004      0.899          1.024              --
                                                       2003      0.697          0.899              --
                                                       2002      0.904          0.697              --
                                                       2001      1.160          0.904              --
                                                       2000      1.272          1.160              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (3/99)...................................  2007      0.881          0.924              --
                                                       2006      0.789          0.881              --
                                                       2005      0.746          0.789              --
                                                       2004      0.683          0.746              --
                                                       2003      0.537          0.683              --
                                                       2002      0.702          0.537              --
                                                       2001      0.840          0.702              --
                                                       2000      0.995          0.840              --

  MetLife Investment Small Company Stock Subaccount
  (Class I) (3/99)...................................  2007      2.369          2.376              --
                                                       2006      2.101          2.369              --
                                                       2005      1.974          2.101              --
                                                       2004      1.732          1.974              --
                                                       2003      1.220          1.732              --
                                                       2002      1.612          1.220              --
                                                       2001      1.600          1.612              --
                                                       2000      1.465          1.600              --

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2009      1.574          1.642              --
                                                       2008      1.497          1.574              --
                                                       2007      1.476          1.497              --

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.704          1.043              --
                                                       2008      1.308          0.704              --
                                                       2007      1.095          1.308              --
                                                       2006      1.000          1.095              --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2009      1.363          1.480              --
                                                       2008      1.423          1.363              --
                                                       2007      1.349          1.423              --
                                                       2006      1.000          1.349              --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      1.076          1.256              --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.587          0.743              --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.272          1.268              --
                                                       2008      1.247          1.272              --
                                                       2007      1.196          1.247              --
                                                       2006      1.000          1.196              --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.154          1.098              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.748          0.980              --
                                                       2008      1.205          0.748              --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.546          0.571              --
                                                       2008      0.998          0.546              --
                                                       2007      0.968          0.998              --
                                                       2006      1.000          0.968              --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.872          1.053              --
                                                       2008      1.442          0.872              --
                                                       2007      1.396          1.442              --
                                                       2006      1.000          1.396              --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.585          0.810              --
                                                       2008      0.879          0.585           7,996

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.654          0.854              --
                                                       2008      1.108          0.654              --
                                                       2007      1.081          1.108              --
                                                       2006      1.000          1.081              --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.047          1.097              --
                                                       2006      1.000          1.047              --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.852          1.045              --
                                                       2008      1.095          0.852              --
                                                       2007      1.053          1.095              --
                                                       2006      1.000          1.053              --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.776          0.973              --
                                                       2008      1.095          0.776              --
                                                       2007      1.058          1.095              --
                                                       2006      1.000          1.058              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.737          0.944              --
                                                       2008      1.145          0.737              --
                                                       2007      1.112          1.145              --
                                                       2006      1.000          1.112              --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2009      0.583          0.731              --
                                                       2008      0.935          0.583              --
                                                       2007      0.942          0.935              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      1.241          1.457              --
                                                       2008      1.610          1.241              --
                                                       2007      1.558          1.610              --
                                                       2006      1.000          1.558              --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.024          1.227              --
                                                       2008      1.529          1.024              --
                                                       2007      1.432          1.529              --
                                                       2006      1.000          1.432              --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2009      0.893          1.140              --
                                                       2008      1.554          0.893              --
                                                       2007      1.591          1.554              --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.657          0.911              --
                                                       2008      1.113          0.657              --
                                                       2007      1.056          1.113              --
                                                       2006      1.000          1.056              --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2009      1.557          1.946              --
                                                       2008      2.360          1.557              --
                                                       2007      2.428          2.360              --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.898          1.235              --
                                                       2008      1.359          0.898              --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.684          1.752              --
                                                       2006      1.000          1.684              --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2009      1.491          1.546              --
                                                       2008      1.506          1.491              --
                                                       2007      1.453          1.506              --
                                                       2006      1.000          1.453              --

Money Market Portfolio
  Money Market Subaccount (4/99).....................  2006      1.151          1.164              --
                                                       2005      1.127          1.151              --
                                                       2004      1.125          1.127              --
                                                       2003      1.125          1.125              --
                                                       2002      1.119          1.125              --
                                                       2001      1.087          1.119              --
                                                       2000      1.032          1.087              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198              --
                                                       2005      1.078          1.131              --
                                                       2004      1.000          1.078           2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (7/05)......................................  2007      1.011          1.034              --
                                                       2006      1.012          1.011              --
                                                       2005      1.000          1.012              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.456          1.509              --
                                                       2008      1.401          1.456              --
                                                       2007      1.298          1.401              --
                                                       2006      1.260          1.298              --
                                                       2005      1.240          1.260              --
                                                       2004      1.192          1.240              --
                                                       2003      1.144          1.192              --
                                                       2002      1.057          1.144              --
                                                       2001      1.000          1.057           1,000

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.925          1.012              --
                                                       2006      0.839          0.925              --
                                                       2005      0.789          0.839              --
                                                       2004      0.739          0.789           1,000
                                                       2003      0.564          0.739           1,000
                                                       2002      0.808          0.564           1,000
                                                       2001      1.000          0.808           1,000

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582              --
                                                       2006      1.150          1.457              --
                                                       2005      1.033          1.150              --
                                                       2004      0.897          1.033              --
                                                       2003      0.703          0.897              --
                                                       2002      0.861          0.703           2,000
                                                       2001      1.000          0.861           2,000

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179              --
                                                       2006      1.749          2.035              --
                                                       2005      1.647          1.749              --
                                                       2004      1.315          1.647              --
                                                       2003      0.886          1.315              --
                                                       2002      1.093          0.886           2,000
                                                       2001      1.000          1.093           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.957          1.022              --
                                                       2005      0.887          0.957              --
                                                       2004      0.840          0.887           2,000
                                                       2003      0.654          0.840           2,000
                                                       2002      0.867          0.654           2,000
                                                       2001      1.000          0.867           2,000

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.035          1.106              --
                                                       2005      1.040          1.035              --
                                                       2004      1.000          1.040           2,000

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/99).............................................  2006      1.812          1.984              --
                                                       2005      1.625          1.812              --
                                                       2004      1.406          1.625              --
                                                       2003      1.060          1.406              --
                                                       2002      1.247          1.060              --
                                                       2001      1.310          1.247              --
                                                       2000      1.132          1.310              --

  Travelers Equity Income Subaccount (3/99)..........  2006      1.285          1.354              --
                                                       2005      1.240          1.285              --
                                                       2004      1.137          1.240              --
                                                       2003      0.874          1.137              --
                                                       2002      1.024          0.874              --
                                                       2001      1.105          1.024              --
                                                       2000      1.021          1.105              --

  Travelers Federated Stock Subaccount (4/99)........  2006      1.163          1.208              --
                                                       2005      1.113          1.163              --
                                                       2004      1.015          1.113              --
                                                       2003      0.802          1.015              --
                                                       2002      1.002          0.802              --
                                                       2001      0.993          1.002              --
                                                       2000      0.965          0.993              --

  Travelers Large Cap Subaccount (3/99)..............  2006      0.919          0.949              --
                                                       2005      0.852          0.919              --
                                                       2004      0.807          0.852              --
                                                       2003      0.652          0.807              --
                                                       2002      0.851          0.652              --
                                                       2001      1.038          0.851              --
                                                       2000      1.224          1.038              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/99).............................................  2006      0.997          1.061              --
                                                       2005      0.897          0.997              --
                                                       2004      0.780          0.897              --
                                                       2003      0.649          0.780              --
                                                       2002      0.874          0.649              --
                                                       2001      1.136          0.874              --
                                                       2000      1.213          1.136              --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/99)..  2006      1.052          1.116              --
                                                       2005      1.029          1.052              --
                                                       2004      0.909          1.029              --
                                                       2003      0.668          0.909              --
                                                       2002      1.317          0.668              --
                                                       2001      1.739          1.317              --
                                                       2000      1.603          1.739              --

  Travelers MFS(R) Total Return Subaccount (4/99)....  2006      1.400          1.449              --
                                                       2005      1.371          1.400              --
                                                       2004      1.240          1.371              --
                                                       2003      1.073          1.240              --
                                                       2002      1.141          1.073              --
                                                       2001      1.150          1.141              --
                                                       2000      0.994          1.150              --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289              --
                                                       2005      1.127          1.190              --
                                                       2004      1.000          1.127           2,000

  Travelers Mondrian International Stock Subaccount
  (4/99).............................................  2006      1.055          1.215              --
                                                       2005      0.971          1.055              --
                                                       2004      0.846          0.971              --
                                                       2003      0.663          0.846              --
                                                       2002      0.768          0.663              --
                                                       2001      1.049          0.768              --
                                                       2000      1.194          1.049              --

  Travelers Pioneer Fund Subaccount (5/99)...........  2006      0.890          0.947              --
                                                       2005      0.847          0.890              --
                                                       2004      0.768          0.847              --
                                                       2003      0.625          0.768              --
                                                       2002      0.903          0.625              --
                                                       2001      1.183          0.903              --
                                                       2000      0.959          1.183              --

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      1.001          1.057              --
                                                       2005      1.000          1.001              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/99).............................................  2006      1.455          1.473              --
                                                       2005      1.415          1.455              --
                                                       2004      1.285          1.415              --
                                                       2003      1.084          1.285              --
                                                       2002      1.032          1.084              --
                                                       2001      0.998          1.032              --
                                                       2000      1.010          0.998              --

  Travelers Quality Bond Subaccount (3/99)...........  2006      1.300          1.292              --
                                                       2005      1.290          1.300              --
                                                       2004      1.259          1.290              --
                                                       2003      1.186          1.259              --
                                                       2002      1.130          1.186              --
                                                       2001      1.063          1.130              --
                                                       2000      1.002          1.063              --

  Travelers Strategic Equity Subaccount (3/99).......  2006      0.871          0.911              --
                                                       2005      0.861          0.871              --
                                                       2004      0.787          0.861              --
                                                       2003      0.598          0.787              --
                                                       2002      0.908          0.598              --
                                                       2001      1.057          0.908              --
                                                       2000      1.303          1.057              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032              --
                                                       2005      1.000          1.000              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000              --
                                                       2005      1.000          1.000              --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.445          1.396              --
                                                       2005      1.396          1.445              --
                                                       2004      1.326          1.396              --
                                                       2003      1.301          1.326              --
                                                       2002      1.154          1.301              --
                                                       2001      1.099          1.154              --
                                                       2000      0.968          1.099              --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2007      0.792          0.917              --
                                                       2006      0.778          0.792              --
                                                       2005      0.729          0.778              --
                                                       2004      0.688          0.729           4,000
                                                       2003      0.546          0.688           4,000
                                                       2002      0.817          0.546           4,000
                                                       2001      1.000          0.817           4,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.074          1.045              --
                                                       2008      1.687          1.074              --
                                                       2007      1.741          1.687              --
                                                       2006      1.512          1.741              --
                                                       2005      1.464          1.512              --
                                                       2004      1.257          1.464           1,000
                                                       2003      1.000          1.257           1,000

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.926          1.034              --
                                                       2006      0.875          0.926              --
                                                       2005      0.817          0.875              --
                                                       2004      0.794          0.817           2,000
                                                       2003      0.637          0.794           2,000
                                                       2002      0.911          0.637           2,000
                                                       2001      1.000          0.911           2,000

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (7/99)..................................  2007      1.559          1.535              --
                                                       2006      1.358          1.559              --
                                                       2005      1.175          1.358              --
                                                       2004      1.014          1.175              --
                                                       2003      0.739          1.014              --
                                                       2002      0.969          0.739              --
                                                       2001      0.938          0.969              --
                                                       2000      0.877          0.938              --





                   MRA -- SEPARATE ACCOUNT CHARGES 0.80% 25 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Met Investors Series Trust
  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.417          1.584             --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.738          0.924             --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.707          1.100             --
                                                       2008      1.269          0.707             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2009      1.330          1.441             --
                                                       2008      1.392          1.330             --
                                                       2007      1.323          1.392             --
                                                       2006      1.000          1.323             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      3.697          4.305             --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      2.322          2.935             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      2.509          3.277             --
                                                       2008      4.049          2.509             --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.834          1.152             --
                                                       2008      1.255          0.834             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      1.041          1.428             --
                                                       2008      1.578          1.041             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2009      1.455          1.505             --
                                                       2008      1.474          1.455             --
                                                       2007      1.425          1.474             --
                                                       2006      1.000          1.425             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (3/99)...........  2006      1.279          1.269             --
                                                       2005      1.271          1.279             --
                                                       2004      1.244          1.271             --
                                                       2003      1.175          1.244             --
                                                       2002      1.122          1.175             --
                                                       2001      1.058          1.122             --
                                                       2000      1.000          1.058             --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.421          1.372             --
                                                       2005      1.376          1.421             --
                                                       2004      1.310          1.376             --
                                                       2003      1.289          1.310             --
                                                       2002      1.146          1.289             --
                                                       2001      1.094          1.146             --
                                                       2000      0.966          1.094             --





                   MRA -- SEPARATE ACCOUNT CHARGES 0.80% 43 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Met Investors Series Trust
  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.396          1.559             --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.733          0.916             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.697          1.082             --
                                                       2008      1.252          0.697             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2009      1.307          1.413             --
                                                       2008      1.370          1.307             --
                                                       2007      1.305          1.370             --
                                                       2006      1.000          1.305             --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      3.548          4.127             --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      2.262          2.856             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      2.446          3.189             --
                                                       2008      3.952          2.446             --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.825          1.137             --
                                                       2008      1.242          0.825             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      1.019          1.396             --
                                                       2008      1.547          1.019             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2009      1.430          1.476             --
                                                       2008      1.450          1.430             --
                                                       2007      1.405          1.450             --
                                                       2006      1.000          1.405             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (3/99)...........  2006      1.263          1.253             --
                                                       2005      1.258          1.263             --
                                                       2004      1.233          1.258             --
                                                       2003      1.167          1.233             --
                                                       2002      1.117          1.167             --
                                                       2001      1.055          1.117             --
                                                       2000      0.999          1.055             --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.403          1.354             --
                                                       2005      1.362          1.403             --
                                                       2004      1.299          1.362             --
                                                       2003      1.280          1.299             --
                                                       2002      1.140          1.280             --
                                                       2001      1.091          1.140             --
                                                       2000      0.965          1.091             --

                   MRA -- SEPARATE ACCOUNT CHARGES 0.80% 62 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (3/99)...  2009      0.678          0.661               --
                                                       2008      1.101          0.678           13,571
                                                       2007      1.064          1.101           14,478
                                                       2006      0.937          1.064           15,404
                                                       2005      0.912          0.937           13,816
                                                       2004      0.839          0.912           14,761
                                                       2003      0.666          0.839           15,472
                                                       2002      0.871          0.666           16,623
                                                       2001      1.008          0.871           17,808
                                                       2000      1.127          1.008           22,462

Met Investors Series Trust
  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.374          1.533               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.727          0.908               --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.686          1.064               --
                                                       2008      1.235          0.686               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      3.397          3.946               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      2.201          2.775               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      2.381          3.098               --
                                                       2008      3.852          2.381               --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.814          1.120               --
                                                       2008      1.228          0.814               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.997          1.362               --
                                                       2008      1.514          0.997               --

                  MRA -- SEPARATE ACCOUNT CHARGES 0.80% 110 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (3/99)...  2009      0.647          0.629             --
                                                       2008      1.055          0.647             --
                                                       2007      1.025          1.055             --
                                                       2006      0.907          1.025             --
                                                       2005      0.887          0.907             --
                                                       2004      0.820          0.887             --
                                                       2003      0.654          0.820             --
                                                       2002      0.859          0.654             --
                                                       2001      0.999          0.859             --
                                                       2000      1.123          0.999             --

Met Investors Series Trust
  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.321          1.469             --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.713          0.888             --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.661          1.020             --
                                                       2008      1.193          0.661             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      3.045          3.526             --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      2.053          2.580             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      2.224          2.880             --
                                                       2008      3.610          2.224             --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.788          1.080             --
                                                       2008      1.193          0.788             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.941          1.281             --
                                                       2008      1.435          0.941             --





                  MRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.082          1.160                 --
                                                       2006      1.000          1.082            136,433

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.821          0.864                 --
                                                       2005      0.787          0.821            179,949
                                                       2004      0.754          0.787            186,960
                                                       2003      0.610          0.754            243,971
                                                       2002      0.886          0.610            245,105
                                                       2001      1.000          0.886            102,789

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2009      1.022          1.436          1,376,115
                                                       2008      1.680          1.022          1,663,163
                                                       2007      1.481          1.680          1,801,059
                                                       2006      1.245          1.481          1,418,454
                                                       2005      1.105          1.245            752,356
                                                       2004      1.000          1.105            159,050

  American Funds Growth Subaccount (Class 2) (5/04)..  2009      0.834          1.148          2,636,997
                                                       2008      1.507          0.834          3,219,323
                                                       2007      1.359          1.507          3,650,379
                                                       2006      1.248          1.359          3,138,211
                                                       2005      1.088          1.248          2,264,511
                                                       2004      1.000          1.088            364,501

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2009      0.817          1.059          2,512,972
                                                       2008      1.331          0.817          2,863,087
                                                       2007      1.283          1.331          3,447,937
                                                       2006      1.128          1.283          3,184,209
                                                       2005      1.079          1.128          2,276,114
                                                       2004      1.000          1.079            496,356

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.682          0.676                 --
                                                       2005      0.584          0.682         29,257,250
                                                       2004      0.495          0.584         28,105,620
                                                       2003      0.401          0.495         27,722,804
                                                       2002      0.542          0.401         27,455,412
                                                       2001      0.743          0.542         24,957,808
                                                       2000      1.000          0.743         19,607,481

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/99).............................................  2007      2.277          2.389                 --
                                                       2006      1.740          2.277            965,540
                                                       2005      1.377          1.740          1,306,393
                                                       2004      1.116          1.377          1,398,423
                                                       2003      0.791          1.116          1,430,024
                                                       2002      0.906          0.791          1,469,267
                                                       2001      1.015          0.906          1,381,373
                                                       2000      1.502          1.015          1,510,179

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (7/99).............................................  2006      2.445          3.203                 --
                                                       2005      2.310          2.445          3,101,910
                                                       2004      1.780          2.310          2,971,314
                                                       2003      1.345          1.780          2,416,610
                                                       2002      1.303          1.345          1,981,026
                                                       2001      1.213          1.303            675,296
                                                       2000      0.935          1.213            335,351

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (4/99)......................................  2009      1.582          2.060          1,334,549
                                                       2008      2.284          1.582          1,794,266
                                                       2007      2.477          2.284          2,417,404
                                                       2006      2.159          2.477          3,063,292
                                                       2005      1.998          2.159          3,396,014
                                                       2004      1.665          1.998          3,244,658
                                                       2003      1.188          1.665          3,035,663
                                                       2002      1.274          1.188          2,569,016
                                                       2001      1.153          1.274          1,119,986
                                                       2000      0.988          1.153            359,395

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/99).....................................  2008      1.212          1.161                 --
                                                       2007      1.146          1.212          2,789,789
                                                       2006      0.996          1.146          3,553,843
                                                       2005      0.966          0.996          4,177,757
                                                       2004      0.931          0.966          4,978,668
                                                       2003      0.778          0.931          5,608,972
                                                       2002      0.946          0.778          5,763,869
                                                       2001      1.057          0.946          5,965,608
                                                       2000      1.077          1.057          5,506,152

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/99).....................................  2008      1.377          1.302                 --
                                                       2007      1.568          1.377          4,680,701
                                                       2006      1.530          1.568          6,336,921
                                                       2005      1.464          1.530          8,090,214
                                                       2004      1.332          1.464          9,100,813
                                                       2003      1.024          1.332          9,045,652
                                                       2002      1.282          1.024          8,488,033
                                                       2001      1.383          1.282          7,709,581
                                                       2000      1.236          1.383          5,839,251

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2009      1.012          1.354          4,328,140
                                                       2008      1.788          1.012          5,051,220
                                                       2007      1.543          1.788          6,338,884
                                                       2006      1.402          1.543          6,812,946
                                                       2005      1.217          1.402          6,938,988
                                                       2004      1.070          1.217          5,217,986
                                                       2003      0.845          1.070          3,171,191
                                                       2002      0.947          0.845          1,864,878
                                                       2001      1.000          0.947             95,564

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.777          1.042            288,508
                                                       2008      1.342          0.777            289,618
                                                       2007      1.273          1.342            330,394
                                                       2006      1.133          1.273            449,584
                                                       2005      0.950          1.133            481,841
                                                       2004      0.950          0.950            371,259
                                                       2003      0.770          0.950            409,700
                                                       2002      0.844          0.770            190,035
                                                       2001      1.000          0.844                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.351          1.865          3,052,678
                                                       2008      2.265          1.351          3,925,451
                                                       2007      1.989          2.265          5,153,637
                                                       2006      1.792          1.989          5,750,921
                                                       2005      1.537          1.792          5,802,676
                                                       2004      1.249          1.537          3,924,478
                                                       2003      0.914          1.249          2,419,025
                                                       2002      1.029          0.914          1,501,768
                                                       2001      1.000          1.029            147,369

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      0.993          1.029                 --
                                                       2005      0.969          0.993          7,687,069
                                                       2004      0.933          0.969          8,030,402
                                                       2003      0.803          0.933          6,670,545
                                                       2002      0.894          0.803          5,291,447
                                                       2001      0.947          0.894          2,207,940
                                                       2000      1.000          0.947          1,482,536

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.458          1.704                 --
                                                       2005      1.335          1.458            374,835
                                                       2004      1.200          1.335            159,191
                                                       2003      1.000          1.200             41,132

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2009      1.163          1.983            968,613
                                                       2008      2.490          1.163            904,184
                                                       2007      1.958          2.490          1,341,524
                                                       2006      1.548          1.958          1,021,304
                                                       2005      1.230          1.548            866,355
                                                       2004      1.000          1.230             96,287

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2009      1.010          1.367          1,221,674
                                                       2008      1.716          1.010          1,550,064
                                                       2007      1.505          1.716          1,671,855
                                                       2006      1.254          1.505          1,479,579
                                                       2005      1.153          1.254          1,163,433
                                                       2004      1.000          1.153            239,238

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.207          1.452                 --
                                                       2005      1.123          1.207          3,593,042
                                                       2004      1.000          1.123            809,716

High Yield Bond Trust
  High Yield Bond Trust (5/99).......................  2006      1.492          1.528                 --
                                                       2005      1.491          1.492          6,247,445
                                                       2004      1.389          1.491          6,453,118
                                                       2003      1.089          1.389          5,928,314
                                                       2002      1.054          1.089          4,743,829
                                                       2001      0.974          1.054          3,517,679
                                                       2000      0.977          0.974          2,815,888

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.130          1.168                 --
                                                       2005      1.062          1.130          1,657,476
                                                       2004      0.993          1.062          1,796,004
                                                       2003      0.884          0.993          1,874,671
                                                       2002      0.960          0.884          1,502,840
                                                       2001      1.000          0.960            298,094

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2009      0.714          1.019            579,473
                                                       2008      1.288          0.714            567,113
                                                       2007      1.071          1.288            651,651
                                                       2006      0.957          1.071            696,523
                                                       2005      0.865          0.957            543,462
                                                       2004      0.727          0.865            333,386
                                                       2003      0.546          0.727            256,537
                                                       2002      0.770          0.546             85,735
                                                       2001      1.000          0.770             76,227

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      0.741          0.699                 --
                                                       2007      0.686          0.741          6,135,331
                                                       2006      0.589          0.686          6,985,428
                                                       2005      0.565          0.589          8,456,563
                                                       2004      0.547          0.565          9,968,361
                                                       2003      0.448          0.547         10,752,469
                                                       2002      0.610          0.448         11,386,974
                                                       2001      0.799          0.610         11,097,175
                                                       2000      1.000          0.799          9,091,393

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.154          1.299                 --
                                                       2005      1.123          1.154            391,524
                                                       2004      1.000          1.123            233,759

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.971          1.034                 --
                                                       2006      0.916          0.971            109,466
                                                       2005      0.872          0.916             70,714
                                                       2004      0.858          0.872            102,739
                                                       2003      0.647          0.858             79,674
                                                       2002      0.895          0.647             14,025
                                                       2001      1.000          0.895              5,930

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2009      0.634          0.843          5,717,422
                                                       2008      1.078          0.634          7,579,240
                                                       2007      1.075          1.078          9,858,661
                                                       2006      1.001          1.075         12,790,091
                                                       2005      0.908          1.001         15,009,265
                                                       2004      0.836          0.908         15,654,746
                                                       2003      0.629          0.836         12,279,958
                                                       2002      0.946          0.629          7,749,118
                                                       2001      1.000          0.946          3,592,043

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2009      0.884          1.066          2,142,397
                                                       2008      1.266          0.884          2,573,343
                                                       2007      1.182          1.266          3,121,003
                                                       2006      1.043          1.182          3,958,752
                                                       2005      1.013          1.043          4,546,635
                                                       2004      0.942          1.013          4,832,242
                                                       2003      0.766          0.942          4,339,125
                                                       2002      0.941          0.766          2,634,422
                                                       2001      1.000          0.941            160,284

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.693          0.835            122,201
                                                       2008      0.982          0.693            119,722
                                                       2007      0.934          0.982            150,448
                                                       2006      0.802          0.934            388,332
                                                       2005      0.814          0.802            370,128
                                                       2004      0.797          0.814            447,127
                                                       2003      0.654          0.797            350,977
                                                       2002      0.895          0.654            180,270
                                                       2001      1.000          0.895             66,387

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2009      0.886          1.075            241,883
                                                       2008      1.381          0.886            244,218
                                                       2007      1.371          1.381            350,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (5/01)........................  2009      0.784          1.001          8,679,708
                                                       2008      1.251          0.784         10,808,266
                                                       2007      1.251          1.251         13,584,703
                                                       2006      1.084          1.251          8,331,217
                                                       2005      1.048          1.084          9,848,269
                                                       2004      0.981          1.048         11,319,790
                                                       2003      0.716          0.981         10,096,462
                                                       2002      0.921          0.716          7,946,900
                                                       2001      1.000          0.921          2,804,009

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/99)...................................  2009      1.014          1.246          1,264,431
                                                       2008      1.595          1.014          1,505,427
                                                       2007      1.554          1.595          2,028,825
                                                       2006      1.331          1.554          2,646,543
                                                       2005      1.265          1.331          3,171,484
                                                       2004      1.160          1.265          3,515,015
                                                       2003      0.888          1.160          3,430,218
                                                       2002      1.168          0.888          3,420,930
                                                       2001      1.234          1.168          3,282,519
                                                       2000      1.084          1.234          1,682,105

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/99)........................  2009      0.665          0.934          2,605,926
                                                       2008      1.073          0.665          3,061,909
                                                       2007      1.032          1.073          4,081,365
                                                       2006      0.999          1.032          5,658,946
                                                       2005      0.961          0.999          7,606,208
                                                       2004      0.970          0.961          9,621,285
                                                       2003      0.666          0.970          8,578,688
                                                       2002      0.896          0.666          6,562,558
                                                       2001      1.037          0.896          7,029,387
                                                       2000      1.128          1.037          6,687,253

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2009      0.768          1.083            631,347
                                                       2008      1.312          0.768            720,427
                                                       2007      1.207          1.312            846,371
                                                       2006      1.084          1.207            685,756
                                                       2005      1.046          1.084            991,454
                                                       2004      0.920          1.046          1,004,122
                                                       2003      0.626          0.920            774,366
                                                       2002      0.971          0.626            457,654
                                                       2001      1.000          0.971            205,383

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/99)...  2009      0.690          0.672                 --
                                                       2008      1.117          0.690         11,893,243
                                                       2007      1.078          1.117         16,041,344
                                                       2006      0.948          1.078         20,885,611
                                                       2005      0.921          0.948         26,226,706
                                                       2004      0.846          0.921         27,006,022
                                                       2003      0.671          0.846         26,009,371
                                                       2002      0.875          0.671         22,851,601
                                                       2001      1.011          0.875         19,863,361
                                                       2000      1.129          1.011         16,585,383

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/99)..................  2009      0.692          0.879          1,133,205
                                                       2008      1.239          0.692          1,317,304
                                                       2007      1.179          1.239          1,643,389
                                                       2006      0.949          1.179          1,946,988
                                                       2005      0.860          0.949          2,394,367
                                                       2004      0.739          0.860          3,021,907
                                                       2003      0.587          0.739          3,169,179
                                                       2002      0.800          0.587          3,177,334
                                                       2001      1.177          0.800          3,410,722
                                                       2000      1.563          1.177          3,466,313

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (3/99)..................................  2009      0.799          0.969          1,593,117
                                                       2008      1.082          0.799          1,932,310
                                                       2007      0.988          1.082          2,143,020
                                                       2006      0.929          0.988          2,926,299
                                                       2005      0.901          0.929          3,692,236
                                                       2004      0.859          0.901          4,412,699
                                                       2003      0.675          0.859          4,599,965
                                                       2002      0.909          0.675          4,652,669
                                                       2001      1.092          0.909          4,822,351
                                                       2000      1.111          1.092          3,882,076

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.809          0.938            161,380
                                                       2008      1.039          0.809            192,526
                                                       2007      1.038          1.039            199,030
                                                       2006      1.010          1.038            262,768
                                                       2005      0.999          1.010            382,008
                                                       2004      1.000          0.999            363,329
                                                       2003      1.000          1.000             12,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (5/99)..................................  2009      0.865          1.366            338,510
                                                       2008      1.251          0.865            415,091
                                                       2007      1.263          1.251            737,802
                                                       2006      1.153          1.263            880,148
                                                       2005      1.137          1.153            968,363
                                                       2004      1.043          1.137          1,145,419
                                                       2003      0.828          1.043          1,052,859
                                                       2002      0.866          0.828            509,506
                                                       2001      0.912          0.866            375,774
                                                       2000      1.004          0.912            336,159

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.284          1.372                 --
                                                       2006      1.152          1.284            295,921
                                                       2005      1.112          1.152            309,095
                                                       2004      0.974          1.112            306,643
                                                       2003      0.695          0.974            215,492
                                                       2002      0.946          0.695            129,758
                                                       2001      1.000          0.946             40,715

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/99).........  2007      1.864          1.958                 --
                                                       2006      1.598          1.864          6,568,748
                                                       2005      1.555          1.598          8,377,248
                                                       2004      1.454          1.555          9,294,277
                                                       2003      1.059          1.454          8,649,716
                                                       2002      1.431          1.059          8,098,140
                                                       2001      1.422          1.431          6,784,319
                                                       2000      1.218          1.422          4,006,817

  LMPVPI Total Return Subaccount (Class I) (3/99)....  2007      1.337          1.377                 --
                                                       2006      1.202          1.337            544,851
                                                       2005      1.178          1.202            588,991
                                                       2004      1.097          1.178            622,010
                                                       2003      0.958          1.097            588,101
                                                       2002      1.042          0.958            535,320
                                                       2001      1.064          1.042            387,993
                                                       2000      0.998          1.064            226,621

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.308          1.361                 --
                                                       2006      1.129          1.308          1,174,034
                                                       2005      1.107          1.129          1,034,146
                                                       2004      1.000          1.107            348,039

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.376          1.518                 --
                                                       2006      1.241          1.376            907,798
                                                       2005      1.161          1.241          1,019,237
                                                       2004      1.000          1.161            221,475

Managed Assets Trust
  Managed Assets Trust (3/99)........................  2006      1.206          1.245                 --
                                                       2005      1.176          1.206         21,343,978
                                                       2004      1.088          1.176         22,917,392
                                                       2003      0.903          1.088         21,700,393
                                                       2002      1.000          0.903         20,117,345
                                                       2001      1.000          1.000         21,002,090
                                                       2001      1.067          1.000                 --
                                                       2000      1.098          1.067         18,898,506

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2008      1.923          1.856                 --
                                                       2007      1.836          1.923          3,045,818
                                                       2006      1.000          1.836          3,830,521

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2009      1.236          1.799          2,692,039
                                                       2008      1.650          1.236          3,159,981
                                                       2007      1.691          1.650          4,513,000

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.091          1.146                 --
                                                       2006      1.000          1.091          1,060,438

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.710          0.836            618,859
                                                       2008      1.147          0.710            643,539
                                                       2007      1.136          1.147            922,679

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.594          0.793          2,570,443
                                                       2008      1.029          0.594          3,482,259
                                                       2007      1.223          1.029          4,999,183
                                                       2006      1.000          1.223          7,464,480

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.772          0.984            191,485
                                                       2008      1.045          0.772            300,079
                                                       2007      1.068          1.045            272,918
                                                       2006      1.000          1.068            104,614

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      0.746          1.145          1,377,779
                                                       2008      1.274          0.746          1,572,117
                                                       2007      1.301          1.274          2,391,064
                                                       2006      1.000          1.301          2,298,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      0.514          0.727         14,742,912
                                                       2008      0.895          0.514         17,216,603
                                                       2007      0.694          0.895         18,499,104
                                                       2006      1.000          0.694         22,259,293

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2009      1.174          1.590          2,071,989
                                                       2008      1.078          1.174          2,498,173
                                                       2007      1.214          1.078            103,827

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2009      1.023          1.013                 --
                                                       2008      1.385          1.023          9,332,678
                                                       2007      1.319          1.385         12,530,357
                                                       2006      1.000          1.319         16,385,458

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2009      0.979          1.326            840,870
                                                       2008      1.215          0.979            819,600
                                                       2007      1.152          1.215          1,056,092
                                                       2006      1.000          1.152            655,604

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.698          0.816          1,821,518
                                                       2008      1.109          0.698          2,362,182
                                                       2007      1.080          1.109          2,717,902
                                                       2006      1.000          1.080          2,325,762

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2009      0.827          1.033            405,600
                                                       2008      1.368          0.827            520,182
                                                       2007      1.502          1.368            827,489

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.619          0.589                 --
                                                       2008      1.093          0.619            210,657
                                                       2007      0.989          1.093            279,473
                                                       2006      1.000          0.989            432,222

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.685          0.907            180,310
                                                       2008      1.129          0.685            302,496
                                                       2007      1.026          1.129            289,371
                                                       2006      1.000          1.026             95,333

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.321          2.207            692,149
                                                       2008      2.998          1.321            645,033
                                                       2007      2.374          2.998            953,633

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.918          1.192          1,070,887
                                                       2008      1.612          0.918          1,177,173
                                                       2007      1.532          1.612          1,381,190

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.008          1.178          1,757,123
                                                       2008      1.093          1.008          1,705,527
                                                       2007      1.030          1.093            720,899

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.459          1.630          6,064,231

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      0.680          0.832          1,224,038
                                                       2008      1.026          0.680          1,276,893
                                                       2007      0.989          1.026          1,463,764
                                                       2006      1.000          0.989          1,827,555

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.111          1.228                 --
                                                       2006      1.000          1.111             54,453

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.377          1.810          1,356,357
                                                       2008      1.562          1.377          1,713,869
                                                       2007      1.483          1.562          2,274,598
                                                       2006      1.000          1.483          2,325,553

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.881          1.100          2,792,744
                                                       2008      1.271          0.881          3,701,063
                                                       2007      1.327          1.271          4,663,822
                                                       2006      1.000          1.327            352,851

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.051          1.315            501,702

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.506          0.786             41,520
                                                       2008      0.909          0.506             27,403

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (3/99)...................................  2007      1.376          1.421                 --
                                                       2006      1.336          1.376         73,481,661
                                                       2005      1.325          1.336         87,469,788
                                                       2004      1.282          1.325         81,789,358
                                                       2003      1.230          1.282         65,877,285
                                                       2002      1.143          1.230         62,960,652
                                                       2001      1.083          1.143         44,999,486
                                                       2000      0.976          1.083         13,709,962

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (3/99)...................................  2007      1.412          1.516                 --
                                                       2006      1.130          1.412         36,029,533
                                                       2005      0.998          1.130         47,983,456
                                                       2004      0.880          0.998         47,847,604
                                                       2003      0.685          0.880         42,920,951
                                                       2002      0.893          0.685         39,156,229
                                                       2001      1.151          0.893         25,914,191
                                                       2000      1.267          1.151         12,592,304

  MetLife Investment Large Company Stock Subaccount
  (Class I) (3/99)...................................  2007      0.851          0.889                 --
                                                       2006      0.765          0.851         85,921,545
                                                       2005      0.726          0.765        105,374,645
                                                       2004      0.668          0.726        102,254,637
                                                       2003      0.528          0.668         85,079,644
                                                       2002      0.693          0.528         70,181,871
                                                       2001      0.833          0.693         45,249,225
                                                       2000      0.992          0.833         23,431,583

  MetLife Investment Small Company Stock Subaccount
  (Class I) (3/99)...................................  2007      2.288          2.286                 --
                                                       2006      2.038          2.288         16,292,377
                                                       2005      1.924          2.038         20,712,389
                                                       2004      1.695          1.924         20,666,314
                                                       2003      1.199          1.695         18,705,577
                                                       2002      1.592          1.199         14,935,577
                                                       2001      1.587          1.592         11,091,162
                                                       2000      1.460          1.587          9,471,565

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2009      1.506          1.565         12,399,211
                                                       2008      1.439          1.506         15,668,064
                                                       2007      1.419          1.439         20,353,856

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.674          0.994          1,884,568
                                                       2008      1.258          0.674          2,208,242
                                                       2007      1.058          1.258          2,606,596
                                                       2006      1.000          1.058          3,141,016

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2009      1.304          1.410          3,618,295
                                                       2008      1.368          1.304          4,141,032
                                                       2007      1.303          1.368          5,421,352
                                                       2006      1.000          1.303          6,460,243

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      1.029          1.196          7,796,283

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.561          0.708          8,299,958

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.218          1.208          8,146,132
                                                       2008      1.199          1.218         13,288,093
                                                       2007      1.156          1.199         12,419,214
                                                       2006      1.000          1.156         12,766,612

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.643          0.637                 --
                                                       2008      1.090          0.643            130,689
                                                       2007      1.149          1.090            131,915

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.716          0.933          2,194,445
                                                       2008      1.157          0.716          2,347,210

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.523          0.546                 --
                                                       2008      0.959          0.523          9,526,482
                                                       2007      0.934          0.959         11,665,460
                                                       2006      1.000          0.934         15,450,707

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.835          1.003          7,653,352
                                                       2008      1.386          0.835          9,288,672
                                                       2007      1.348          1.386         11,429,888
                                                       2006      1.000          1.348         14,007,604

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.565          0.779             82,720
                                                       2008      0.851          0.565            109,551

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.646          0.839          2,067,188
                                                       2008      1.099          0.646          2,683,403
                                                       2007      1.078          1.099          3,702,819
                                                       2006      1.000          1.078             69,309

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.920          1.095          2,068,862
                                                       2008      1.089          0.920          2,079,844
                                                       2007      1.044          1.089          1,248,748
                                                       2006      1.000          1.044             29,074

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.841          1.028         14,661,119
                                                       2008      1.087          0.841         19,187,119
                                                       2007      1.050          1.087         23,697,983
                                                       2006      1.000          1.050            532,494

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.766          0.957         41,704,432
                                                       2008      1.087          0.766         51,193,731
                                                       2007      1.055          1.087         63,782,305
                                                       2006      1.000          1.055          1,148,598

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.727          0.927         19,747,963
                                                       2008      1.135          0.727         23,467,732
                                                       2007      1.107          1.135         29,180,137
                                                       2006      1.000          1.107            694,762

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2009      0.558          0.696         27,643,996
                                                       2008      0.899          0.558         18,787,867
                                                       2007      0.906          0.899         23,321,750

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      1.188          1.388         10,882,251
                                                       2008      1.548          1.188         13,364,125
                                                       2007      1.505          1.548         17,622,166
                                                       2006      1.000          1.505         21,692,508

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.002          1.196          1,272,493
                                                       2008      1.504          1.002          1,678,693
                                                       2007      1.415          1.504          2,120,150
                                                       2006      1.000          1.415          1,639,547

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2009      0.855          1.086          7,445,250
                                                       2008      1.494          0.855          9,093,765
                                                       2007      1.530          1.494         11,639,832

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.649          0.896          5,508,463
                                                       2008      1.105          0.649          6,632,113
                                                       2007      1.053          1.105          4,207,475
                                                       2006      1.000          1.053          4,820,816

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2009      1.490          1.854          4,534,689
                                                       2008      2.269          1.490          5,350,234
                                                       2007      2.335          2.269          6,495,309

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.859          1.177          3,131,461
                                                       2008      1.304          0.859          3,648,323

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.627          1.691                 --
                                                       2006      1.000          1.627          5,072,016

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2009      1.427          1.473          5,255,422
                                                       2008      1.448          1.427          6,604,927
                                                       2007      1.403          1.448          8,065,445
                                                       2006      1.000          1.403         10,082,551

Money Market Portfolio
  Money Market Subaccount (4/99).....................  2006      1.116          1.128                 --
                                                       2005      1.099          1.116         13,657,164
                                                       2004      1.101          1.099         14,793,294
                                                       2003      1.107          1.101         17,894,925
                                                       2002      1.105          1.107         22,361,952
                                                       2001      1.078          1.105         19,145,521
                                                       2000      1.028          1.078         13,354,692

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.187                 --
                                                       2005      1.075          1.122            260,217
                                                       2004      1.000          1.075            104,519

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (7/05)......................................  2007      1.004          1.025                 --
                                                       2006      1.010          1.004            345,012
                                                       2005      1.000          1.010            291,451

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.407          1.455                 --
                                                       2008      1.359          1.407          6,661,112
                                                       2007      1.266          1.359          6,768,695
                                                       2006      1.234          1.266          7,520,176
                                                       2005      1.220          1.234          8,015,719
                                                       2004      1.178          1.220          7,602,740
                                                       2003      1.135          1.178          8,258,558
                                                       2002      1.054          1.135          5,947,222
                                                       2001      1.000          1.054            244,527

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.982          0.912                 --
                                                       2007      0.901          0.982             27,097
                                                       2006      0.822          0.901            102,464
                                                       2005      0.776          0.822             82,604
                                                       2004      0.730          0.776             83,075
                                                       2003      0.560          0.730             89,614
                                                       2002      0.806          0.560            100,451
                                                       2001      1.000          0.806                417

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.421          1.540                 --
                                                       2006      1.126          1.421          1,216,966
                                                       2005      1.016          1.126          1,055,320
                                                       2004      0.886          1.016          1,052,030
                                                       2003      0.698          0.886          1,017,755
                                                       2002      0.858          0.698            800,827
                                                       2001      1.000          0.858            106,424

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.984          2.121                 --
                                                       2006      1.713          1.984          3,738,336
                                                       2005      1.620          1.713          4,154,207
                                                       2004      1.300          1.620          3,596,877
                                                       2003      0.879          1.300          2,435,174
                                                       2002      1.090          0.879          2,197,533
                                                       2001      1.000          1.090            391,578

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.937          0.999                 --
                                                       2005      0.872          0.937            631,068
                                                       2004      0.830          0.872            812,102
                                                       2003      0.650          0.830            824,824
                                                       2002      0.864          0.650            862,302
                                                       2001      1.000          0.864                 --

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.096                 --
                                                       2005      1.037          1.028            126,558
                                                       2004      1.000          1.037            106,498

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/99).............................................  2006      1.759          1.924                 --
                                                       2005      1.585          1.759          4,890,300
                                                       2004      1.378          1.585          5,085,201
                                                       2003      1.043          1.378          4,964,888
                                                       2002      1.233          1.043          4,612,518
                                                       2001      1.301          1.233          3,301,813
                                                       2000      1.129          1.301          1,890,424

  Travelers Equity Income Subaccount (3/99)..........  2006      1.246          1.311                 --
                                                       2005      1.208          1.246         17,414,247
                                                       2004      1.113          1.208         17,507,298
                                                       2003      0.859          1.113         14,999,001
                                                       2002      1.011          0.859         11,864,571
                                                       2001      1.096          1.011          7,716,219
                                                       2000      1.017          1.096          5,197,981

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (4/99)........  2006      1.129          1.170                 --
                                                       2005      1.085          1.129            998,491
                                                       2004      0.994          1.085          1,340,925
                                                       2003      0.789          0.994          1,452,304
                                                       2002      0.990          0.789          1,400,030
                                                       2001      0.986          0.990            770,578
                                                       2000      0.962          0.986            500,956

  Travelers Large Cap Subaccount (3/99)..............  2006      0.891          0.920                 --
                                                       2005      0.830          0.891          9,601,410
                                                       2004      0.789          0.830         10,999,159
                                                       2003      0.641          0.789         11,262,692
                                                       2002      0.841          0.641         11,103,213
                                                       2001      1.030          0.841         10,711,828
                                                       2000      1.219          1.030          9,541,904

  Travelers Mercury Large Cap Core Subaccount
  (3/99).............................................  2006      0.967          1.028                 --
                                                       2005      0.874          0.967          1,109,838
                                                       2004      0.764          0.874            988,946
                                                       2003      0.638          0.764            993,327
                                                       2002      0.863          0.638            947,732
                                                       2001      1.127          0.863          1,252,392
                                                       2000      1.209          1.127          1,192,287

  Travelers MFS(R) Mid Cap Growth Subaccount (5/99)..  2006      1.021          1.081                 --
                                                       2005      1.003          1.021          4,286,139
                                                       2004      0.890          1.003          4,968,354
                                                       2003      0.658          0.890          5,420,360
                                                       2002      1.301          0.658          5,308,350
                                                       2001      1.726          1.301          6,114,462
                                                       2000      1.598          1.726          5,381,884

  Travelers MFS(R) Total Return Subaccount (4/99)....  2006      1.359          1.404                 --
                                                       2005      1.336          1.359         17,889,028
                                                       2004      1.214          1.336         16,792,059
                                                       2003      1.055          1.214         15,159,363
                                                       2002      1.127          1.055         13,367,520
                                                       2001      1.142          1.127          7,640,442
                                                       2000      0.991          1.142          3,548,420

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.181          1.278                 --
                                                       2005      1.123          1.181            960,885
                                                       2004      1.000          1.123            307,047

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (4/99).............................................  2006      1.024          1.178                 --
                                                       2005      0.947          1.024          2,017,888
                                                       2004      0.828          0.947          2,194,126
                                                       2003      0.652          0.828          1,266,303
                                                       2002      0.759          0.652          1,054,264
                                                       2001      1.041          0.759            383,394
                                                       2000      1.190          1.041            343,265

  Travelers Pioneer Fund Subaccount (5/99)...........  2006      0.864          0.918                 --
                                                       2005      0.825          0.864          2,258,115
                                                       2004      0.752          0.825          2,424,216
                                                       2003      0.615          0.752          2,748,363
                                                       2002      0.893          0.615          3,053,057
                                                       2001      1.174          0.893          3,723,412
                                                       2000      0.956          1.174          2,631,480

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      0.999          1.053                 --
                                                       2005      1.000          0.999             35,272

  Travelers Pioneer Strategic Income Subaccount
  (6/99).............................................  2006      1.413          1.428                 --
                                                       2005      1.380          1.413          2,118,817
                                                       2004      1.259          1.380          1,116,832
                                                       2003      1.067          1.259          1,076,961
                                                       2002      1.020          1.067            843,213
                                                       2001      0.991          1.020            501,937
                                                       2000      1.007          0.991            316,519

  Travelers Quality Bond Subaccount (3/99)...........  2006      1.261          1.251                 --
                                                       2005      1.257          1.261          7,795,134
                                                       2004      1.232          1.257          8,006,054
                                                       2003      1.166          1.232          8,684,916
                                                       2002      1.116          1.166          7,591,681
                                                       2001      1.055          1.116          5,270,015
                                                       2000      0.998          1.055          2,831,021

  Travelers Strategic Equity Subaccount (3/99).......  2006      0.845          0.883                 --
                                                       2005      0.838          0.845         11,155,632
                                                       2004      0.770          0.838         13,535,150
                                                       2003      0.588          0.770         14,935,952
                                                       2002      0.897          0.588         15,822,742
                                                       2001      1.048          0.897         16,801,761
                                                       2000      1.298          1.048         15,283,108

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032                 --
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000                 --
                                                       2005      1.000          1.000                 --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.401          1.352                 --
                                                       2005      1.360          1.401         12,697,843
                                                       2004      1.298          1.360         13,604,197
                                                       2003      1.279          1.298         16,760,454
                                                       2002      1.140          1.279         16,444,263
                                                       2001      1.091          1.140          6,293,506
                                                       2000      0.965          1.091          3,133,687

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.890          0.849                 --
                                                       2007      0.772          0.890            217,744
                                                       2006      0.762          0.772            286,431
                                                       2005      0.717          0.762            335,151
                                                       2004      0.680          0.717            274,913
                                                       2003      0.542          0.680            212,471
                                                       2002      0.815          0.542            187,292
                                                       2001      1.000          0.815                 --

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.047          1.017                 --
                                                       2008      1.651          1.047            653,726
                                                       2007      1.712          1.651            899,378
                                                       2006      1.494          1.712          1,075,563
                                                       2005      1.453          1.494          1,261,068
                                                       2004      1.253          1.453            363,589
                                                       2003      1.000          1.253             43,676

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.564          0.578                 --
                                                       2008      1.003          0.564             68,392
                                                       2007      0.903          1.003             68,392
                                                       2006      0.857          0.903             68,392
                                                       2005      0.804          0.857             57,135
                                                       2004      0.784          0.804             57,135
                                                       2003      0.632          0.784             57,287
                                                       2002      0.909          0.632             13,084
                                                       2001      1.000          0.909              4,883

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (7/99)..................................  2009      0.809          1.280            425,600
                                                       2008      1.478          0.809            453,896
                                                       2007      1.507          1.478            422,180
                                                       2006      1.319          1.507            700,072
                                                       2005      1.146          1.319            729,132
                                                       2004      0.994          1.146            741,899
                                                       2003      0.727          0.994            828,590
                                                       2002      0.958          0.727            927,903
                                                       2001      0.932          0.958            602,512
                                                       2000      0.875          0.932            280,420





                  MRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.082          1.160               --
                                                       2006      1.000          1.082               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.821          0.864               --
                                                       2005      0.787          0.821               --
                                                       2004      0.754          0.787               --
                                                       2003      0.610          0.754               --
                                                       2002      0.886          0.610               --
                                                       2001      1.000          0.886               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2009      1.022          1.436               --
                                                       2008      1.680          1.022               --
                                                       2007      1.481          1.680               --
                                                       2006      1.245          1.481               --
                                                       2005      1.105          1.245               --
                                                       2004      1.000          1.105               --

  American Funds Growth Subaccount (Class 2) (5/04)..  2009      0.834          1.148               --
                                                       2008      1.507          0.834               --
                                                       2007      1.359          1.507               --
                                                       2006      1.248          1.359               --
                                                       2005      1.088          1.248               --
                                                       2004      1.000          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2009      0.817          1.059               --
                                                       2008      1.331          0.817               --
                                                       2007      1.283          1.331               --
                                                       2006      1.128          1.283               --
                                                       2005      1.079          1.128               --
                                                       2004      1.000          1.079               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.682          0.676               --
                                                       2005      0.584          0.682               --
                                                       2004      0.495          0.584               --
                                                       2003      0.401          0.495               --
                                                       2002      0.542          0.401               --
                                                       2001      0.743          0.542               --
                                                       2000      1.000          0.743               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/99).............................................  2007      2.277          2.389               --
                                                       2006      1.740          2.277               --
                                                       2005      1.377          1.740               --
                                                       2004      1.116          1.377               --
                                                       2003      0.791          1.116               --
                                                       2002      0.906          0.791               --
                                                       2001      1.015          0.906               --
                                                       2000      1.502          1.015               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (7/99).............................................  2006      2.445          3.203               --
                                                       2005      2.310          2.445               --
                                                       2004      1.780          2.310               --
                                                       2003      1.345          1.780               --
                                                       2002      1.303          1.345               --
                                                       2001      1.213          1.303               --
                                                       2000      0.935          1.213               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (4/99)......................................  2009      1.582          2.060               --
                                                       2008      2.284          1.582               --
                                                       2007      2.477          2.284               --
                                                       2006      2.159          2.477               --
                                                       2005      1.998          2.159               --
                                                       2004      1.665          1.998               --
                                                       2003      1.188          1.665               --
                                                       2002      1.274          1.188               --
                                                       2001      1.153          1.274               --
                                                       2000      0.988          1.153               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/99).....................................  2007      1.146          1.212               --
                                                       2006      0.996          1.146               --
                                                       2005      0.966          0.996               --
                                                       2004      0.931          0.966               --
                                                       2003      0.778          0.931               --
                                                       2002      0.946          0.778               --
                                                       2001      1.057          0.946               --
                                                       2000      1.077          1.057               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/99).....................................  2007      1.568          1.377               --
                                                       2006      1.530          1.568               --
                                                       2005      1.464          1.530               --
                                                       2004      1.332          1.464               --
                                                       2003      1.024          1.332               --
                                                       2002      1.282          1.024               --
                                                       2001      1.383          1.282               --
                                                       2000      1.236          1.383               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2009      1.012          1.354               --
                                                       2008      1.788          1.012               --
                                                       2007      1.543          1.788               --
                                                       2006      1.402          1.543               --
                                                       2005      1.217          1.402               --
                                                       2004      1.070          1.217               --
                                                       2003      0.845          1.070               --
                                                       2002      0.947          0.845               --
                                                       2001      1.000          0.947               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.777          1.042               --
                                                       2008      1.342          0.777               --
                                                       2007      1.273          1.342               --
                                                       2006      1.133          1.273               --
                                                       2005      0.950          1.133               --
                                                       2004      0.950          0.950               --
                                                       2003      0.770          0.950               --
                                                       2002      0.844          0.770               --
                                                       2001      1.000          0.844               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.351          1.865               --
                                                       2008      2.265          1.351               --
                                                       2007      1.989          2.265               --
                                                       2006      1.792          1.989               --
                                                       2005      1.537          1.792               --
                                                       2004      1.249          1.537               --
                                                       2003      0.914          1.249               --
                                                       2002      1.029          0.914               --
                                                       2001      1.000          1.029               --

  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      0.993          1.029               --
                                                       2005      0.969          0.993               --
                                                       2004      0.933          0.969               --
                                                       2003      0.803          0.933               --
                                                       2002      0.894          0.803               --
                                                       2001      0.947          0.894               --
                                                       2000      1.000          0.947               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.458          1.704               --
                                                       2005      1.335          1.458               --
                                                       2004      1.200          1.335               --
                                                       2003      1.000          1.200               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2009      1.163          1.983               --
                                                       2008      2.490          1.163               --
                                                       2007      1.958          2.490               --
                                                       2006      1.548          1.958               --
                                                       2005      1.230          1.548               --
                                                       2004      1.000          1.230               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2009      1.010          1.367               --
                                                       2008      1.716          1.010               --
                                                       2007      1.505          1.716               --
                                                       2006      1.254          1.505               --
                                                       2005      1.153          1.254               --
                                                       2004      1.000          1.153               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.207          1.452               --
                                                       2005      1.123          1.207               --
                                                       2004      1.000          1.123               --

High Yield Bond Trust
  High Yield Bond Trust (5/99).......................  2006      1.492          1.528               --
                                                       2005      1.491          1.492           15,591
                                                       2004      1.389          1.491           16,956
                                                       2003      1.089          1.389           18,359
                                                       2002      1.054          1.089           19,894
                                                       2001      0.974          1.054           21,521
                                                       2000      0.977          0.974           23,249

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.130          1.168               --
                                                       2005      1.062          1.130               --
                                                       2004      0.993          1.062               --
                                                       2003      0.884          0.993               --
                                                       2002      0.960          0.884               --
                                                       2001      1.000          0.960               --

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2009      0.714          1.019               --
                                                       2008      1.288          0.714               --
                                                       2007      1.071          1.288               --
                                                       2006      0.957          1.071               --
                                                       2005      0.865          0.957               --
                                                       2004      0.727          0.865               --
                                                       2003      0.546          0.727               --
                                                       2002      0.770          0.546               --
                                                       2001      1.000          0.770               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2007      0.686          0.741               --
                                                       2006      0.589          0.686               --
                                                       2005      0.565          0.589               --
                                                       2004      0.547          0.565               --
                                                       2003      0.448          0.547               --
                                                       2002      0.610          0.448               --
                                                       2001      0.799          0.610               --
                                                       2000      1.000          0.799               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.154          1.299               --
                                                       2005      1.123          1.154               --
                                                       2004      1.000          1.123               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.971          1.034               --
                                                       2006      0.916          0.971               --
                                                       2005      0.872          0.916               --
                                                       2004      0.858          0.872               --
                                                       2003      0.647          0.858               --
                                                       2002      0.895          0.647               --
                                                       2001      1.000          0.895               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2009      0.634          0.843               --
                                                       2008      1.078          0.634               --
                                                       2007      1.075          1.078               --
                                                       2006      1.001          1.075               --
                                                       2005      0.908          1.001               --
                                                       2004      0.836          0.908               --
                                                       2003      0.629          0.836               --
                                                       2002      0.946          0.629               --
                                                       2001      1.000          0.946               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2009      0.884          1.066               --
                                                       2008      1.266          0.884               --
                                                       2007      1.182          1.266               --
                                                       2006      1.043          1.182               --
                                                       2005      1.013          1.043               --
                                                       2004      0.942          1.013               --
                                                       2003      0.766          0.942               --
                                                       2002      0.941          0.766               --
                                                       2001      1.000          0.941               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.693          0.835               --
                                                       2008      0.982          0.693               --
                                                       2007      0.934          0.982               --
                                                       2006      0.802          0.934               --
                                                       2005      0.814          0.802               --
                                                       2004      0.797          0.814               --
                                                       2003      0.654          0.797               --
                                                       2002      0.895          0.654               --
                                                       2001      1.000          0.895               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2009      0.886          1.075               --
                                                       2008      1.381          0.886               --
                                                       2007      1.371          1.381               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (5/01)........................  2009      0.784          1.001           21,145
                                                       2008      1.251          0.784           23,406
                                                       2007      1.251          1.251           25,803
                                                       2006      1.084          1.251               --
                                                       2005      1.048          1.084               --
                                                       2004      0.981          1.048               --
                                                       2003      0.716          0.981               --
                                                       2002      0.921          0.716               --
                                                       2001      1.000          0.921               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (3/99)...................................  2009      1.014          1.246               --
                                                       2008      1.595          1.014               --
                                                       2007      1.554          1.595               --
                                                       2006      1.331          1.554               --
                                                       2005      1.265          1.331               --
                                                       2004      1.160          1.265               --
                                                       2003      0.888          1.160               --
                                                       2002      1.168          0.888               --
                                                       2001      1.234          1.168               --
                                                       2000      1.084          1.234               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (3/99)........................  2009      0.665          0.934            6,944
                                                       2008      1.073          0.665            7,481
                                                       2007      1.032          1.073            8,049
                                                       2006      0.999          1.032            8,639
                                                       2005      0.961          0.999            9,928
                                                       2004      0.970          0.961           10,733
                                                       2003      0.666          0.970           11,536
                                                       2002      0.896          0.666           12,440
                                                       2001      1.037          0.896               --
                                                       2000      1.128          1.037           14,436

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2009      0.768          1.083               --
                                                       2008      1.312          0.768               --
                                                       2007      1.207          1.312               --
                                                       2006      1.084          1.207               --
                                                       2005      1.046          1.084               --
                                                       2004      0.920          1.046               --
                                                       2003      0.626          0.920               --
                                                       2002      0.971          0.626               --
                                                       2001      1.000          0.971               --

  LMPVET Equity Index Subaccount (Class II) (3/99)...  2009      0.690          0.672               --
                                                       2008      1.117          0.690           49,451
                                                       2007      1.078          1.117           53,976
                                                       2006      0.948          1.078           58,712
                                                       2005      0.921          0.948           72,476
                                                       2004      0.846          0.921           78,739
                                                       2003      0.671          0.846           85,632
                                                       2002      0.875          0.671           91,548
                                                       2001      1.011          0.875           59,108
                                                       2000      1.129          1.011           62,948

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/99)..................  2009      0.692          0.879               --
                                                       2008      1.239          0.692               --
                                                       2007      1.179          1.239               --
                                                       2006      0.949          1.179               --
                                                       2005      0.860          0.949               --
                                                       2004      0.739          0.860               --
                                                       2003      0.587          0.739               --
                                                       2002      0.800          0.587               --
                                                       2001      1.177          0.800               --
                                                       2000      1.563          1.177               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (3/99)..................................  2009      0.799          0.969               --
                                                       2008      1.082          0.799               --
                                                       2007      0.988          1.082               --
                                                       2006      0.929          0.988               --
                                                       2005      0.901          0.929               --
                                                       2004      0.859          0.901               --
                                                       2003      0.675          0.859               --
                                                       2002      0.909          0.675               --
                                                       2001      1.092          0.909               --
                                                       2000      1.111          1.092               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.809          0.938               --
                                                       2008      1.039          0.809               --
                                                       2007      1.038          1.039               --
                                                       2006      1.010          1.038               --
                                                       2005      0.999          1.010               --
                                                       2004      1.000          0.999               --
                                                       2003      1.000          1.000               --

  LMPVIT Western Asset Variable High Income
  Subaccount (5/99)..................................  2009      0.865          1.366               --
                                                       2008      1.251          0.865               --
                                                       2007      1.263          1.251               --
                                                       2006      1.153          1.263               --
                                                       2005      1.137          1.153               --
                                                       2004      1.043          1.137               --
                                                       2003      0.828          1.043               --
                                                       2002      0.866          0.828               --
                                                       2001      0.912          0.866               --
                                                       2000      1.004          0.912               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.284          1.372               --
                                                       2006      1.152          1.284               --
                                                       2005      1.112          1.152               --
                                                       2004      0.974          1.112               --
                                                       2003      0.695          0.974               --
                                                       2002      0.946          0.695               --
                                                       2001      1.000          0.946               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/99).........  2007      1.864          1.958               --
                                                       2006      1.598          1.864           19,004
                                                       2005      1.555          1.598           25,020
                                                       2004      1.454          1.555           27,210
                                                       2003      1.059          1.454           29,462
                                                       2002      1.431          1.059           31,927
                                                       2001      1.422          1.431           34,537
                                                       2000      1.218          1.422           37,311

  LMPVPI Total Return Subaccount (Class I) (3/99)....  2007      1.337          1.377               --
                                                       2006      1.202          1.337               --
                                                       2005      1.178          1.202               --
                                                       2004      1.097          1.178               --
                                                       2003      0.958          1.097               --
                                                       2002      1.042          0.958               --
                                                       2001      1.064          1.042               --
                                                       2000      0.998          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.308          1.361               --
                                                       2006      1.129          1.308               --
                                                       2005      1.107          1.129               --
                                                       2004      1.000          1.107               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.376          1.518               --
                                                       2006      1.241          1.376               --
                                                       2005      1.161          1.241               --
                                                       2004      1.000          1.161               --

Managed Assets Trust
  Managed Assets Trust (3/99)........................  2006      1.206          1.245               --
                                                       2005      1.176          1.206               --
                                                       2004      1.088          1.176               --
                                                       2003      0.903          1.088               --
                                                       2002      1.000          0.903               --
                                                       2001      1.000          1.000               --
                                                       2001      1.067          1.000               --
                                                       2000      1.098          1.067               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.836          1.923               --
                                                       2006      1.000          1.836               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2009      1.236          1.799            8,846
                                                       2008      1.650          1.236            9,792
                                                       2007      1.691          1.650           10,794

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.091          1.146               --
                                                       2006      1.000          1.091               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.710          0.836               --
                                                       2008      1.147          0.710               --
                                                       2007      1.136          1.147               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2009      0.594          0.793               --
                                                       2008      1.029          0.594               --
                                                       2007      1.223          1.029               --
                                                       2006      1.000          1.223               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2009      0.772          0.984               --
                                                       2008      1.045          0.772               --
                                                       2007      1.068          1.045               --
                                                       2006      1.000          1.068               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2009      0.746          1.145               --
                                                       2008      1.274          0.746               --
                                                       2007      1.301          1.274               --
                                                       2006      1.000          1.301               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2009      0.514          0.727               --
                                                       2008      0.895          0.514               --
                                                       2007      0.694          0.895               --
                                                       2006      1.000          0.694               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2009      1.174          1.590               --
                                                       2008      1.078          1.174               --
                                                       2007      1.214          1.078               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2009      1.023          1.013               --
                                                       2008      1.385          1.023               --
                                                       2007      1.319          1.385               --
                                                       2006      1.000          1.319               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2009      0.979          1.326               --
                                                       2008      1.215          0.979               --
                                                       2007      1.152          1.215               --
                                                       2006      1.000          1.152               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2009      0.698          0.816               --
                                                       2008      1.109          0.698               --
                                                       2007      1.080          1.109               --
                                                       2006      1.000          1.080               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2009      0.827          1.033               --
                                                       2008      1.368          0.827               --
                                                       2007      1.502          1.368               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2009      0.619          0.589               --
                                                       2008      1.093          0.619               --
                                                       2007      0.989          1.093               --
                                                       2006      1.000          0.989               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2009      0.685          0.907               --
                                                       2008      1.129          0.685               --
                                                       2007      1.026          1.129               --
                                                       2006      1.000          1.026               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.321          2.207               --
                                                       2008      2.998          1.321               --
                                                       2007      2.374          2.998               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.918          1.192               --
                                                       2008      1.612          0.918               --
                                                       2007      1.532          1.612               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.008          1.178               --
                                                       2008      1.093          1.008               --
                                                       2007      1.030          1.093               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.459          1.630               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2009      0.680          0.832               --
                                                       2008      1.026          0.680               --
                                                       2007      0.989          1.026               --
                                                       2006      1.000          0.989               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.111          1.228               --
                                                       2006      1.000          1.111               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2009      1.377          1.810               --
                                                       2008      1.562          1.377               --
                                                       2007      1.483          1.562               --
                                                       2006      1.000          1.483               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2009      0.881          1.100               --
                                                       2008      1.271          0.881               --
                                                       2007      1.327          1.271               --
                                                       2006      1.000          1.327               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.051          1.315               --

MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08)

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (3/99)...................................  2007      1.376          1.421               --
                                                       2006      1.336          1.376           27,287
                                                       2005      1.325          1.336           30,822
                                                       2004      1.282          1.325           33,289
                                                       2003      1.230          1.282           35,763
                                                       2002      1.143          1.230           38,664
                                                       2001      1.083          1.143           41,627
                                                       2000      0.976          1.083           22,686

  MetLife Investment International Stock Subaccount
  (Class I) (3/99)...................................  2007      1.412          1.516               --
                                                       2006      1.130          1.412            5,388
                                                       2005      0.998          1.130            6,198
                                                       2004      0.880          0.998            6,694
                                                       2003      0.685          0.880            7,212
                                                       2002      0.893          0.685            7,775
                                                       2001      1.151          0.893            8,371
                                                       2000      1.267          1.151            9,004

  MetLife Investment Large Company Stock Subaccount
  (Class I) (3/99)...................................  2007      0.851          0.889               --
                                                       2006      0.765          0.851           11,130
                                                       2005      0.726          0.765           12,805
                                                       2004      0.668          0.726           13,829
                                                       2003      0.528          0.668           14,898
                                                       2002      0.693          0.528           16,062
                                                       2001      0.833          0.693           17,293
                                                       2000      0.992          0.833           18,600

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (3/99)...................................  2007      2.288          2.286               --
                                                       2006      2.038          2.288            4,342
                                                       2005      1.924          2.038            4,995
                                                       2004      1.695          1.924            5,395
                                                       2003      1.199          1.695            5,812
                                                       2002      1.592          1.199            6,266
                                                       2001      1.587          1.592            6,746
                                                       2000      1.460          1.587            7,256

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2009      1.506          1.565           21,540
                                                       2008      1.439          1.506           23,201
                                                       2007      1.419          1.439           24,967

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2009      0.674          0.994            5,339
                                                       2008      1.258          0.674            5,910
                                                       2007      1.058          1.258            6,516
                                                       2006      1.000          1.058            7,145

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2009      1.304          1.410            8,646
                                                       2008      1.368          1.304            9,571
                                                       2007      1.303          1.368           10,550
                                                       2006      1.000          1.303           11,569

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      1.029          1.196               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.561          0.708           13,213

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2009      1.218          1.208            4,332
                                                       2008      1.199          1.218            4,666
                                                       2007      1.156          1.199            5,021
                                                       2006      1.000          1.156            5,390

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.149          1.090               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.716          0.933               --
                                                       2008      1.157          0.716               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2009      0.523          0.546               --
                                                       2008      0.959          0.523           14,625
                                                       2007      0.934          0.959           16,124
                                                       2006      1.000          0.934           17,682

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2009      0.835          1.003               --
                                                       2008      1.386          0.835               --
                                                       2007      1.348          1.386               --
                                                       2006      1.000          1.348               --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.565          0.779               --
                                                       2008      0.851          0.565               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.646          0.839               --
                                                       2008      1.099          0.646               --
                                                       2007      1.078          1.099               --
                                                       2006      1.000          1.078               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2009      0.920          1.095               --
                                                       2008      1.089          0.920               --
                                                       2007      1.044          1.089               --
                                                       2006      1.000          1.044               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2009      0.841          1.028               --
                                                       2008      1.087          0.841               --
                                                       2007      1.050          1.087               --
                                                       2006      1.000          1.050               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2009      0.766          0.957               --
                                                       2008      1.087          0.766               --
                                                       2007      1.055          1.087               --
                                                       2006      1.000          1.055               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2009      0.727          0.927               --
                                                       2008      1.135          0.727               --
                                                       2007      1.107          1.135               --
                                                       2006      1.000          1.107               --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2009      0.558          0.696           64,687
                                                       2008      0.899          0.558            9,639
                                                       2007      0.906          0.899           10,372

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2009      1.188          1.388               --
                                                       2008      1.548          1.188               --
                                                       2007      1.505          1.548               --
                                                       2006      1.000          1.505               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.002          1.196               --
                                                       2008      1.504          1.002               --
                                                       2007      1.415          1.504               --
                                                       2006      1.000          1.415               --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2009      0.855          1.086            4,332
                                                       2008      1.494          0.855            4,665
                                                       2007      1.530          1.494            5,020

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2009      0.649          0.896               --
                                                       2008      1.105          0.649               --
                                                       2007      1.053          1.105               --
                                                       2006      1.000          1.053               --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2009      1.490          1.854            3,491
                                                       2008      2.269          1.490            3,759
                                                       2007      2.335          2.269            4,046

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.859          1.177               --
                                                       2008      1.304          0.859               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.627          1.691               --
                                                       2006      1.000          1.627           11,837

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2009      1.427          1.473            8,158
                                                       2008      1.448          1.427            8,810
                                                       2007      1.403          1.448            9,505
                                                       2006      1.000          1.403           10,229

Money Market Portfolio
  Money Market Subaccount (4/99).....................  2006      1.116          1.128               --
                                                       2005      1.099          1.116            6,192
                                                       2004      1.101          1.099            6,695
                                                       2003      1.107          1.101            7,225
                                                       2002      1.105          1.107            7,788
                                                       2001      1.078          1.105            8,373
                                                       2000      1.028          1.078               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.187               --
                                                       2005      1.075          1.122               --
                                                       2004      1.000          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (7/05)......................................  2007      1.004          1.025               --
                                                       2006      1.010          1.004               --
                                                       2005      1.000          1.010               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.407          1.455               --
                                                       2008      1.359          1.407               --
                                                       2007      1.266          1.359               --
                                                       2006      1.234          1.266               --
                                                       2005      1.220          1.234               --
                                                       2004      1.178          1.220               --
                                                       2003      1.135          1.178               --
                                                       2002      1.054          1.135               --
                                                       2001      1.000          1.054               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.901          0.982               --
                                                       2006      0.822          0.901               --
                                                       2005      0.776          0.822               --
                                                       2004      0.730          0.776               --
                                                       2003      0.560          0.730               --
                                                       2002      0.806          0.560               --
                                                       2001      1.000          0.806               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.421          1.540               --
                                                       2006      1.126          1.421               --
                                                       2005      1.016          1.126               --
                                                       2004      0.886          1.016               --
                                                       2003      0.698          0.886               --
                                                       2002      0.858          0.698               --
                                                       2001      1.000          0.858               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.984          2.121               --
                                                       2006      1.713          1.984               --
                                                       2005      1.620          1.713               --
                                                       2004      1.300          1.620               --
                                                       2003      0.879          1.300               --
                                                       2002      1.090          0.879               --
                                                       2001      1.000          1.090               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.937          0.999               --
                                                       2005      0.872          0.937               --
                                                       2004      0.830          0.872               --
                                                       2003      0.650          0.830               --
                                                       2002      0.864          0.650               --
                                                       2001      1.000          0.864               --

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.096               --
                                                       2005      1.037          1.028               --
                                                       2004      1.000          1.037               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/99).............................................  2006      1.759          1.924               --
                                                       2005      1.585          1.759               --
                                                       2004      1.378          1.585               --
                                                       2003      1.043          1.378               --
                                                       2002      1.233          1.043               --
                                                       2001      1.301          1.233               --
                                                       2000      1.129          1.301               --

  Travelers Equity Income Subaccount (3/99)..........  2006      1.246          1.311               --
                                                       2005      1.208          1.246               --
                                                       2004      1.113          1.208               --
                                                       2003      0.859          1.113               --
                                                       2002      1.011          0.859               --
                                                       2001      1.096          1.011               --
                                                       2000      1.017          1.096               --

  Travelers Federated Stock Subaccount (4/99)........  2006      1.129          1.170               --
                                                       2005      1.085          1.129               --
                                                       2004      0.994          1.085               --
                                                       2003      0.789          0.994               --
                                                       2002      0.990          0.789               --
                                                       2001      0.986          0.990               --
                                                       2000      0.962          0.986               --

  Travelers Large Cap Subaccount (3/99)..............  2006      0.891          0.920               --
                                                       2005      0.830          0.891               --
                                                       2004      0.789          0.830               --
                                                       2003      0.641          0.789               --
                                                       2002      0.841          0.641               --
                                                       2001      1.030          0.841               --
                                                       2000      1.219          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/99).............................................  2006      0.967          1.028               --
                                                       2005      0.874          0.967               --
                                                       2004      0.764          0.874               --
                                                       2003      0.638          0.764               --
                                                       2002      0.863          0.638               --
                                                       2001      1.127          0.863               --
                                                       2000      1.209          1.127               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/99)..  2006      1.021          1.081               --
                                                       2005      1.003          1.021            9,412
                                                       2004      0.890          1.003           10,236
                                                       2003      0.658          0.890           11,084
                                                       2002      1.301          0.658           12,011
                                                       2001      1.726          1.301           12,993
                                                       2000      1.598          1.726           14,037

  Travelers MFS(R) Total Return Subaccount (4/99)....  2006      1.359          1.404               --
                                                       2005      1.336          1.359               --
                                                       2004      1.214          1.336               --
                                                       2003      1.055          1.214               --
                                                       2002      1.127          1.055               --
                                                       2001      1.142          1.127               --
                                                       2000      0.991          1.142               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.181          1.278               --
                                                       2005      1.123          1.181               --
                                                       2004      1.000          1.123               --

  Travelers Mondrian International Stock Subaccount
  (4/99).............................................  2006      1.024          1.178               --
                                                       2005      0.947          1.024               --
                                                       2004      0.828          0.947               --
                                                       2003      0.652          0.828               --
                                                       2002      0.759          0.652               --
                                                       2001      1.041          0.759               --
                                                       2000      1.190          1.041               --

  Travelers Pioneer Fund Subaccount (5/99)...........  2006      0.864          0.918               --
                                                       2005      0.825          0.864               --
                                                       2004      0.752          0.825               --
                                                       2003      0.615          0.752               --
                                                       2002      0.893          0.615               --
                                                       2001      1.174          0.893               --
                                                       2000      0.956          1.174               --

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      0.999          1.053               --
                                                       2005      1.000          0.999               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/99).............................................  2006      1.413          1.428               --
                                                       2005      1.380          1.413               --
                                                       2004      1.259          1.380               --
                                                       2003      1.067          1.259               --
                                                       2002      1.020          1.067               --
                                                       2001      0.991          1.020               --
                                                       2000      1.007          0.991               --

  Travelers Quality Bond Subaccount (3/99)...........  2006      1.261          1.251               --
                                                       2005      1.257          1.261           15,252
                                                       2004      1.232          1.257           15,091
                                                       2003      1.166          1.232           17,944
                                                       2002      1.116          1.166           19,445
                                                       2001      1.055          1.116           21,034
                                                       2000      0.998          1.055           22,724

  Travelers Strategic Equity Subaccount (3/99).......  2006      0.845          0.883               --
                                                       2005      0.838          0.845           24,268
                                                       2004      0.770          0.838           26,393
                                                       2003      0.588          0.770           28,725
                                                       2002      0.897          0.588           31,017
                                                       2001      1.048          0.897           33,549
                                                       2000      1.298          1.048           36,239

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032               --
                                                       2005      1.000          1.000               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000               --
                                                       2005      1.000          1.000               --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.401          1.352               --
                                                       2005      1.360          1.401           11,607
                                                       2004      1.298          1.360           12,587
                                                       2003      1.279          1.298           12,879
                                                       2002      1.140          1.279           13,811
                                                       2001      1.091          1.140               --
                                                       2000      0.965          1.091               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2007      0.772          0.890               --
                                                       2006      0.762          0.772               --
                                                       2005      0.717          0.762               --
                                                       2004      0.680          0.717               --
                                                       2003      0.542          0.680               --
                                                       2002      0.815          0.542               --
                                                       2001      1.000          0.815               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.047          1.017               --
                                                       2008      1.651          1.047               --
                                                       2007      1.712          1.651               --
                                                       2006      1.494          1.712               --
                                                       2005      1.453          1.494               --
                                                       2004      1.253          1.453               --
                                                       2003      1.000          1.253               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.903          1.003               --
                                                       2006      0.857          0.903               --
                                                       2005      0.804          0.857               --
                                                       2004      0.784          0.804               --
                                                       2003      0.632          0.784               --
                                                       2002      0.909          0.632               --
                                                       2001      1.000          0.909               --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (7/99)..................................  2009      0.809          1.280               --
                                                       2008      1.478          0.809               --
                                                       2007      1.507          1.478               --
                                                       2006      1.319          1.507               --
                                                       2005      1.146          1.319               --
                                                       2004      0.994          1.146               --
                                                       2003      0.727          0.994               --
                                                       2002      0.958          0.727               --
                                                       2001      0.932          0.958               --
                                                       2000      0.875          0.932               --





                   MRA -- SEPARATE ACCOUNT CHARGES 1.25% 33 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Met Investors Series Trust
  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.356          1.512               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.723          0.902               --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.678          1.049               --
                                                       2008      1.221          0.678               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2009      1.263          1.361           23,903
                                                       2008      1.329          1.263           26,854
                                                       2007      1.270          1.329           29,905
                                                       2006      1.000          1.270           33,032

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      3.275          3.801               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      2.150          2.708               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      2.327          3.024               --
                                                       2008      3.770          2.327               --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.805          1.107               --
                                                       2008      1.216          0.805               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.978          1.334               --
                                                       2008      1.488          0.978               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2009      1.382          1.421               --
                                                       2008      1.407          1.382               --
                                                       2007      1.367          1.407               --
                                                       2006      1.000          1.367               --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (3/99)...........  2006      1.234          1.222               --
                                                       2005      1.233          1.234           35,183
                                                       2004      1.213          1.233           39,822
                                                       2003      1.152          1.213               --
                                                       2002      1.106          1.152               --
                                                       2001      1.049          1.106               --
                                                       2000      0.996          1.049               --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.370          1.321               --
                                                       2005      1.334          1.370               --
                                                       2004      1.277          1.334               --
                                                       2003      1.263          1.277               --
                                                       2002      1.129          1.263               --
                                                       2001      1.084          1.129               --
                                                       2000      0.962          1.084               --

                   MRA -- SEPARATE ACCOUNT CHARGES 1.25% 53 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Met Investors Series Trust
  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.334          1.485             --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.717          0.893             --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.667          1.030             --
                                                       2008      1.204          0.667             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2009      1.238          1.332             --
                                                       2008      1.305          1.238             --
                                                       2007      1.250          1.305             --
                                                       2006      1.000          1.250             --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      3.129          3.626             --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      2.089          2.627             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      2.262          2.933             --
                                                       2008      3.669          2.262             --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.795          1.090             --
                                                       2008      1.201          0.795             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.955          1.300             --
                                                       2008      1.455          0.955             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2009      1.355          1.391             --
                                                       2008      1.382          1.355             --
                                                       2007      1.346          1.382             --
                                                       2006      1.000          1.346             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (3/99)...........  2006      1.217          1.205             --
                                                       2005      1.219          1.217             --
                                                       2004      1.201          1.219             --
                                                       2003      1.143          1.201             --
                                                       2002      1.100          1.143             --
                                                       2001      1.045          1.100             --
                                                       2000      0.994          1.045             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.352          1.303             --
                                                       2005      1.319          1.352             --
                                                       2004      1.265          1.319             --
                                                       2003      1.253          1.265             --
                                                       2002      1.123          1.253             --
                                                       2001      1.080          1.123             --
                                                       2000      0.961          1.080             --





                   MRA -- SEPARATE ACCOUNT CHARGES 1.25% 83 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (3/99)...  2009      0.636          0.618               --
                                                       2008      1.039          0.636           38,758
                                                       2007      1.011          1.039           43,160
                                                       2006      0.896          1.011           47,675
                                                       2005      0.878          0.896           50,778
                                                       2004      0.813          0.878           57,174
                                                       2003      0.650          0.813               --
                                                       2002      0.855          0.650               --
                                                       2001      0.996          0.855               --
                                                       2000      1.122          0.996               --

Met Investors Series Trust
  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.302          1.446               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.708          0.881               --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2009      0.651          1.003               --
                                                       2008      1.178          0.651               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      2.922          3.380               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      2.000          2.510               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      2.168          2.803               --
                                                       2008      3.524          2.168               --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2009      0.779          1.065               --
                                                       2008      1.180          0.779               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      0.922          1.251               --
                                                       2008      1.407          0.922               --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/05, The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers S+A54eries Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 7 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

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METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                                                       ALLIANCEBERNSTEIN
                                                         ALGER CAPITAL   GLOBAL THEMATIC
                                      AIM V.I. UTILITIES  APPRECIATION            GROWTH AMERICAN FUNDS BOND
                                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                      ------------------ ------------- ----------------- -------------------
ASSETS:
  Investments at fair value                  $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
  Due from MetLife Insurance
     Company of Connecticut                           --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Assets                            2,716,233     4,100,549         1,520,169           8,185,030
                                      ------------------ ------------- ----------------- -------------------
LIABILITIES:
  Other payables                                      --            --                --                  --
  Due to MetLife Insurance
     Company of Connecticut                           --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Liabilities                              --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
NET ASSETS                                   $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
                                      ================== ============= ================= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
  Net assets from contracts in payout                 --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Net Assets                      $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
                                      ================== ============= ================= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                     AMERICAN FUNDS
                                      AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS
                                       GLOBAL GROWTH CAPITALIZATION         GROWTH  GROWTH-INCOME
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      -------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value            $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
  Due from MetLife Insurance
     Company of Connecticut                       --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Assets                      212,149,219      5,011,389    421,186,273    376,941,251
                                      -------------- -------------- -------------- --------------
LIABILITIES:
  Other payables                                  --             --             --             --
  Due to MetLife Insurance
     Company of Connecticut                       --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Liabilities                          --             --             --             --
                                      -------------- -------------- -------------- --------------
NET ASSETS                             $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
                                      ============== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 212,117,741    $ 5,011,389  $ 421,139,926  $ 376,910,205
  Net assets from contracts in payout         31,478             --         46,347         31,046
                                      -------------- -------------- -------------- --------------
       Total Net Assets                $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
                                      ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

 CREDIT SUISSE TRUST
INTERNATIONAL EQUITY DELAWARE VIP SMALL   DREYFUS SOCIALLY DWSI CAPITAL   DWSI GLOBAL
            FLEX III          CAP VALUE RESPONSIBLE GROWTH       GROWTH OPPORTUNITIES DWSI HEALTH CARE
          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
           1,116,134         21,004,334            639,903   10,469,508     4,150,504        3,035,975
-------------------- ------------------ ------------------ ------------ ------------- ----------------
                  --                 --                 --           --            --               --
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
==================== ================== ================== ============ ============= ================
         $ 1,116,134       $ 21,000,419          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
                  --              3,915                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
==================== ================== ================== ============ ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      DWSII GOVERNMENT & DWSII DREMAN SMALL DWSII GLOBAL
                                       AGENCY SECURITIES      MID CAP VALUE     THEMATIC DWSII TECHNOLOGY
                                              SUBACCOUNT         SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                      ------------------ ------------------ ------------ ----------------
ASSETS:
  Investments at fair value                  $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
  Due from MetLife Insurance
     Company of Connecticut                           --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Assets                            6,311,542         10,898,028    5,030,435        2,585,299
                                      ------------------ ------------------ ------------ ----------------
LIABILITIES:
  Other payables                                      --                 --           --               --
  Due to MetLife Insurance
     Company of Connecticut                           --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Liabilities                              --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
NET ASSETS                                   $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
                                      ================== ================== ============ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
  Net assets from contracts in payout                 --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Net Assets                      $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
                                      ================== ================== ============ ================

The accompanying notes are an integral part of these financial statements.

                 FIDELITY VIP
 FIDELITY VIP DYNAMIC CAPITAL  FIDELITY VIP FIDELITY VIP HIGH                        FTVIPT FRANKLIN
   CONTRAFUND    APPRECIATION EQUITY-INCOME            INCOME FIDELITY VIP MID CAP INCOME SECURITIES
   SUBACCOUNT      SUBACCOUNT    SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
  257,127,712       2,578,968   240,102,941        31,480,724          298,753,019        41,814,022
------------- --------------- ------------- ----------------- -------------------- -----------------
           --              --            --                --                   --                --
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
============= =============== ============= ================= ==================== =================
$ 257,053,405     $ 2,578,968 $ 239,691,431      $ 31,436,585        $ 298,610,102      $ 41,603,143
       74,307              --       411,510            44,139              142,917           210,879
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
============= =============== ============= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       FTVIPT FRANKLIN   FTVIPT FRANKLIN                     FTVIPT TEMPLETON
                                      RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL DEVELOPING MARKETS
                                            SECURITIES GROWTH SECURITIES SHARES SECURITIES         SECURITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      ---------------- ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
  Due from MetLife Insurance
     Company of Connecticut                         --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Assets                         21,564,888        44,113,405        50,121,663         31,239,521
                                      ---------------- ----------------- ----------------- ------------------
LIABILITIES:
  Other payables                                    --                --                --                 --
  Due to MetLife Insurance
     Company of Connecticut                         --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Liabilities                            --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
NET ASSETS                                $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
                                      ================ ================= ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,233,812
  Net assets from contracts in payout               --                --                --              5,709
                                      ---------------- ----------------- ----------------- ------------------
       Total Net Assets                   $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
                                      ================ ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

  FTVIPT TEMPLETON  FTVIPT TEMPLETON  JANUS ASPEN JANUS ASPEN GLOBAL JANUS ASPEN GLOBAL
FOREIGN SECURITIES GROWTH SECURITIES   ENTERPRISE      LIFE SCIENCES         TECHNOLOGY JANUS ASPEN OVERSEAS
        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,828
                --                --           --                 --                 --                   15
------------------ ----------------- ------------ ------------------ ------------------ --------------------
       144,240,071        30,735,098   17,035,938          4,409,682          7,376,909           79,311,843
------------------ ----------------- ------------ ------------------ ------------------ --------------------
                --                --           --                 --                 --                   --
                --                --           --                 --                 --                   --
------------------ ----------------- ------------ ------------------ ------------------ --------------------
                --                --           --                 --                 --                   --
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,843
================== ================= ============ ================== ================== ====================
     $ 144,217,200      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,216,196
            22,871                --           --                 --                 --               95,647
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,843
================== ================= ============ ================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                               LMPVET               LMPVET
                                                                         BATTERYMARCH CLEARBRIDGE VARIABLE
                                      JANUS ASPEN PERKINS JANUS ASPEN VARIABLE GLOBAL        EQUITY INCOME
                                            MID CAP VALUE   WORLDWIDE          EQUITY              BUILDER
                                               SUBACCOUNT  SUBACCOUNT      SUBACCOUNT           SUBACCOUNT
                                      ------------------- ----------- --------------- --------------------
ASSETS:
  Investments at fair value                   $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,499
  Due from MetLife Insurance
     Company of Connecticut                            --          --              --                   --
                                      ------------------- ----------- --------------- --------------------
       Total Assets                             2,453,292   1,081,304      39,277,028          137,170,499
                                      ------------------- ----------- --------------- --------------------
LIABILITIES:
  Other payables                                       --          --              --                   --
  Due to MetLife Insurance
     Company of Connecticut                            --          --              --                   18
                                      ------------------- ----------- --------------- --------------------
       Total Liabilities                               --          --              --                   18
                                      ------------------- ----------- --------------- --------------------
NET ASSETS                                    $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,481
                                      =================== =========== =============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,129,590
  Net assets from contracts in payout                  --          --              --               40,891
                                      ------------------- ----------- --------------- --------------------
       Total Net Assets                       $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,481
                                      =================== =========== =============== ====================

The accompanying notes are an integral part of these financial statements.

              LMPVET               LMPVET               LMPVET               LMPVET               LMPVET               LMPVET
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
   AGGRESSIVE GROWTH         APPRECIATION              CAPITAL    DIVIDEND STRATEGY    FUNDAMENTAL VALUE            INVESTORS
          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,866        $ 110,062,798         $ 39,911,756        $ 494,512,287        $ 172,680,085
                  --                   --                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
         486,236,715          463,631,866          110,062,798           39,911,756          494,512,287          172,680,085
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
                  --                   --                   --                   --                  223                   --
                  --                  261                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
                  --                  261                   --                   --                  223                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,605        $ 110,062,798         $ 39,911,756        $ 494,512,064        $ 172,680,085
==================== ==================== ==================== ==================== ==================== ====================
       $ 486,006,931        $ 463,615,230        $ 110,061,133         $ 39,911,756        $ 494,406,780        $ 172,632,438
             229,784               16,375                1,665                   --              105,284               47,647
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,605        $ 110,062,798         $ 39,911,756        $ 494,512,064        $ 172,680,085
==================== ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                                             LMPVET GLOBAL
                                                    LMPVET               LMPVET               LMPVET     CURRENTS VARIABLE
                                      CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE INTERNATIONAL ALL CAP
                                          LARGE CAP GROWTH         MID CAP CORE     SMALL CAP GROWTH           OPPORTUNITY
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                      -------------------- -------------------- -------------------- ---------------------
ASSETS:
  Investments at fair value                  $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
  Due from MetLife Insurance
     Company of Connecticut                             --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
       Total Assets                            137,942,475           62,841,873           68,494,048            72,976,986
                                      -------------------- -------------------- -------------------- ---------------------
LIABILITIES:
  Other payables                                        --                   --                   --                    --
  Due to MetLife Insurance
     Company of Connecticut                             --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
       Total Liabilities                                --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
NET ASSETS                                   $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
                                      ==================== ==================== ==================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 137,928,286         $ 62,830,807         $ 68,485,037          $ 72,928,215
  Net assets from contracts in payout               14,189               11,066                9,011                48,771
                                      -------------------- -------------------- -------------------- ---------------------
       Total Net Assets                      $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
                                      ==================== ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

                                                                      LMPVIT WESTERN        LMPVIT WESTERN
LMPVET INVESTMENT                                                     ASSET VARIABLE        ASSET VARIABLE
 COUNSEL VARIABLE LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE ADJUSTABLE RATE DIVERSIFIED STRATEGIC
 SOCIAL AWARENESS   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%          INCOME                INCOME
       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT            SUBACCOUNT
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
       55,656,183      104,008,687       57,089,042       34,156,185      17,529,423            34,599,462
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
               --               --               --               --              --                    --
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
================= ================ ================ ================ =============== =====================
     $ 55,656,183    $ 103,962,228     $ 57,089,042     $ 34,156,185    $ 17,494,841          $ 34,599,462
               --           46,459               --               --          34,582                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
================= ================ ================ ================ =============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                             LMPVIT WESTERN      LMPVIT WESTERN       LMPVIT WESTERN LMPVIT WESTERN
                                      ASSET VARIABLE GLOBAL ASSET VARIABLE HIGH ASSET VARIABLE MONEY ASSET VARIABLE
                                            HIGH YIELD BOND              INCOME               MARKET STRATEGIC BOND
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT     SUBACCOUNT
                                      --------------------- ------------------- -------------------- --------------
ASSETS:
  Investments at fair value                    $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
  Due from MetLife Insurance
     Company of Connecticut                              --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
       Total Assets                              14,895,212         151,238,219          235,550,647     34,243,010
                                      --------------------- ------------------- -------------------- --------------
LIABILITIES:
  Other payables                                         --                  --                   --             --
  Due to MetLife Insurance
     Company of Connecticut                              --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
       Total Liabilities                                 --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
NET ASSETS                                     $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
                                      ===================== =================== ==================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 14,895,212       $ 151,196,921        $ 235,544,915   $ 34,243,010
  Net assets from contracts in payout                    --              41,298                5,732             --
                                      --------------------- ------------------- -------------------- --------------
       Total Net Assets                        $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
                                      ===================== =================== ==================== ==============

The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN MIST AMERICAN  MIST AMERICAN
FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK MIST BLACKROCK
    ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD LARGE CAP CORE
    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
       966,059       733,008        628,194       261,765,961    105,877,776     56,574,643
-------------- ------------- -------------- ----------------- -------------- --------------
            --            --             --                --             --             --
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
============== ============= ============== ================= ============== ==============
     $ 966,059     $ 733,008      $ 628,194     $ 259,044,903  $ 105,825,470   $ 56,573,041
            --            --             --         2,721,058         52,306          1,602
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
============== ============= ============== ================= ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                              MIST HARRIS
                                      MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                              REAL ESTATE         CAP VALUE INTERNATIONAL MIST JANUS FORTY
                                               SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                      ------------------- ----------------- ------------- ----------------
ASSETS:
  Investments at fair value                  $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
  Due from MetLife Insurance
     Company of Connecticut                            --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
       Total Assets                            84,648,075        13,676,299    86,620,909      617,906,720
                                      ------------------- ----------------- ------------- ----------------
LIABILITIES:
  Other payables                                       --                --            --               --
  Due to MetLife Insurance
     Company of Connecticut                            --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
       Total Liabilities                               --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
NET ASSETS                                   $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
                                      =================== ================= ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 84,633,805      $ 13,648,966  $ 86,610,404    $ 617,327,364
  Net assets from contracts in payout              14,270            27,333        10,505          579,356
                                      ------------------- ----------------- ------------- ----------------
       Total Net Assets                      $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
                                      =================== ================= ============= ================

The accompanying notes are an integral part of these financial statements.

                 MIST LEGG MASON
 MIST LAZARD PARTNERS AGGRESSIVE MIST LEGG MASON MIST LOOMIS SAYLES MIST LORD ABBETT  MIST LORD ABBETT
     MID CAP              GROWTH    VALUE EQUITY     GLOBAL MARKETS   BOND DEBENTURE GROWTH AND INCOME
  SUBACCOUNT          SUBACCOUNT      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
  90,411,267             138,656       4,295,464        166,789,133       70,758,842       149,934,901
------------ ------------------- --------------- ------------------ ---------------- -----------------
          --                  --              --                 --               --                --
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
============ =================== =============== ================== ================ =================
$ 90,400,718           $ 138,656     $ 4,295,464      $ 166,527,219     $ 70,753,841     $ 149,928,242
      10,549                  --              --            261,914            5,001             6,659
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
============ =================== =============== ================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST LORD ABBETT     MIST MET/AIM MIST MET/FRANKLIN      MIST METLIFE
                                         MID CAP VALUE SMALL CAP GROWTH     MUTUAL SHARES BALANCED STRATEGY
                                            SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      ---------------- ---------------- ----------------- -----------------
ASSETS:
  Investments at fair value               $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
  Due from MetLife Insurance
     Company of Connecticut                         --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Assets                         56,795,766        8,271,522           530,058        24,265,282
                                      ---------------- ---------------- ----------------- -----------------
LIABILITIES:
  Other payables                                    --               --                --                --
  Due to MetLife Insurance
     Company of Connecticut                         --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Liabilities                            --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
NET ASSETS                                $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
                                      ================ ================ ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 56,775,028      $ 8,271,522         $ 530,058      $ 24,265,282
  Net assets from contracts in payout           20,738               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Net Assets                   $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
                                      ================ ================ ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                                                    MIST PIMCO
   MIST METLIFE      MIST METLIFE MIST MFS EMERGING MIST MFS RESEARCH     MIST OPPENHEIMER INFLATION PROTECTED
GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY     INTERNATIONAL CAPITAL APPRECIATION                BOND
     SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
     23,350,459        14,418,041       106,330,059        77,964,871          351,416,197         104,939,462
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
             --                --                --                --                   --                  --
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
=============== ================= ================= ================= ==================== ===================
   $ 23,350,459      $ 14,418,041     $ 106,317,486      $ 77,958,068        $ 351,183,151       $ 104,775,268
             --                --            12,573             6,803              233,046             164,194
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
=============== ================= ================= ================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST PIMCO TOTAL                       MIST PIONEER MIST SSGA GROWTH
                                                RETURN MIST PIONEER FUND STRATEGIC INCOME   AND INCOME ETF
                                            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                      ---------------- ----------------- ---------------- ----------------
ASSETS:
  Investments at fair value              $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
  Due from MetLife Insurance
     Company of Connecticut                         --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Assets                        437,011,528        48,615,076      249,602,835      122,341,279
                                      ---------------- ----------------- ---------------- ----------------
LIABILITIES:
  Other payables                                    --                --               --               --
  Due to MetLife Insurance
     Company of Connecticut                         --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Liabilities                            --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
NET ASSETS                               $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
                                      ================ ================= ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 436,801,371      $ 48,581,479    $ 249,516,409    $ 122,341,279
  Net assets from contracts in payout          210,157            33,597           86,426               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Net Assets                  $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
                                      ================ ================= ================ ================

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN MIST VAN KAMPEN
             ETF     MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK  MID CAP GROWTH
      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
     148,328,139          2,536,266       149,634,615       3,118,333     237,036,843      17,892,218
---------------- ------------------ ----------------- --------------- --------------- ---------------
              --                 --                --              --              --              --
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
================ ================== ================= =============== =============== ===============
   $ 148,328,139        $ 2,536,266     $ 149,508,978     $ 3,118,333   $ 237,005,963    $ 17,892,218
              --                 --           125,637              --          30,880              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
================ ================== ================= =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                                MSF BARCLAYS
                                             MORGAN STANLEY  MORGAN STANLEY MORGAN STANLEY CAPITAL AGGREGATE
                                      CAPITAL OPPORTUNITIES DIVIDEND GROWTH  S&P 500 INDEX        BOND INDEX
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                      --------------------- --------------- -------------- -----------------
ASSETS:
  Investments at fair value                     $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
  Due from MetLife Insurance
     Company of Connecticut                              --              --             --                --
                                      --------------------- --------------- -------------- -----------------
       Total Assets                               1,228,624       2,276,427      7,067,118       124,909,151
                                      --------------------- --------------- -------------- -----------------
LIABILITIES:
  Other payables                                         --              --             --                --
  Due to MetLife Insurance
     Company of Connecticut                              --              --             --                --
                                      --------------------- --------------- -------------- -----------------
       Total Liabilities                                 --              --             --                --
                                      --------------------- --------------- -------------- -----------------
NET ASSETS                                      $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
                                      ===================== =============== ============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,594,500
  Net assets from contracts in payout                    --              --             --           314,651
                                      --------------------- --------------- -------------- -----------------
       Total Net Assets                         $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
                                      ===================== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

                                                                      MSF BLACKROCK
    MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK LEGACY LARGE CAP MSF BLACKROCK
AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE           GROWTH  MONEY MARKET
       SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,196
               --                 --            --              --               --            13
----------------- ------------------ ------------- --------------- ---------------- -------------
      118,461,145        310,155,879   281,893,639      19,257,470      269,927,201   335,600,209
----------------- ------------------ ------------- --------------- ---------------- -------------
               --                 --            --              --               --            --
               --                 --            --              --               --            --
----------------- ------------------ ------------- --------------- ---------------- -------------
               --                 --            --              --               --            --
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,209
================= ================== ============= =============== ================ =============
    $ 118,452,604      $ 309,950,479 $ 281,246,197    $ 19,257,470    $ 269,724,975 $ 335,439,296
            8,541            205,400       647,442              --          202,226       160,913
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,209
================= ================== ============= =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MSF DAVIS VENTURE  MSF FI VALUE                     MSF LOOMIS SAYLES
                                                  VALUE       LEADERS MSF JENNISON GROWTH    SMALL CAP CORE
                                             SUBACCOUNT    SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                      ----------------- ------------- ------------------- -----------------
ASSETS:
  Investments at fair value                $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
  Due from MetLife Insurance
     Company of Connecticut                          --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Assets                          49,036,833   103,755,815          61,763,702           325,388
                                      ----------------- ------------- ------------------- -----------------
LIABILITIES:
  Other payables                                     --            --                  --                --
  Due to MetLife Insurance
     Company of Connecticut                          --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Liabilities                             --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
NET ASSETS                                 $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
                                      ================= ============= =================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 49,021,283 $ 103,754,483        $ 61,763,702         $ 325,388
  Net assets from contracts in payout            15,550         1,332                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Net Assets                    $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
                                      ================= ============= =================== =================

The accompanying notes are an integral part of these financial statements.

MSF MET/DIMENSIONAL                        MSF METLIFE         MSF METLIFE
INTERNATIONAL SMALL           MSF METLIFE CONSERVATIVE     CONSERVATIVE TO MSF METLIFE MID         MSF METLIFE
            COMPANY AGGRESSIVE ALLOCATION   ALLOCATION MODERATE ALLOCATION CAP STOCK INDEX MODERATE ALLOCATION
         SUBACCOUNT            SUBACCOUNT   SUBACCOUNT          SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
             75,431            57,912,078   32,861,250          89,073,057       6,254,414         411,199,938
------------------- --------------------- ------------ ------------------- --------------- -------------------
                 --                    --           --                  --              --                  --
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
=================== ===================== ============ =================== =============== ===================
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,068,510     $ 6,254,414       $ 411,199,938
                 --                    --           --               4,547              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
=================== ===================== ============ =================== =============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                MSF METLIFE
                                                MODERATE TO MSF METLIFE STOCK MSF MFS TOTAL
                                      AGGRESSIVE ALLOCATION             INDEX        RETURN MSF MFS VALUE
                                                 SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                      --------------------- ----------------- ------------- -------------
ASSETS:
  Investments at fair value                   $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
  Due from MetLife Insurance
     Company of Connecticut                              --                --            --            --
                                      --------------------- ----------------- ------------- -------------
       Total Assets                             356,369,177       894,068,941   636,362,549    71,463,612
                                      --------------------- ----------------- ------------- -------------
LIABILITIES:
  Other payables                                         --                --            --            --
  Due to MetLife Insurance
     Company of Connecticut                              --                --            --            --
                                      --------------------- ----------------- ------------- -------------
       Total Liabilities                                 --                --            --            --
                                      --------------------- ----------------- ------------- -------------
NET ASSETS                                    $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
                                      ===================== ================= ============= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 356,369,177     $ 893,306,532 $ 635,918,831  $ 71,427,971
  Net assets from contracts in payout                    --           762,409       443,718        35,641
                                      --------------------- ----------------- ------------- -------------
       Total Net Assets                       $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
                                      ===================== ================= ============= =============

The accompanying notes are an integral part of these financial statements.

                    MSF NEUBERGER
MSF MORGAN STANLEY BERMAN MID CAP MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE
        EAFE INDEX          VALUE   GLOBAL EQUITY            INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH
        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
        81,732,457     17,694,207     374,398,305      102,896,929        49,610,845        87,765,568
------------------ -------------- --------------- ---------------- ----------------- -----------------
                --             --              --               --                --                --
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
================== ============== =============== ================ ================= =================
      $ 81,608,073   $ 17,694,207   $ 374,268,651    $ 102,800,281      $ 49,604,935      $ 87,757,907
           124,384             --         129,654           96,648             5,910             7,661
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
================== ============== =============== ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                         MSF WESTERN ASSET MSF WESTERN ASSET
                                      MANAGEMENT STRATEGIC   MANAGEMENT U.S.                  PIONEER VCT CULLEN
                                        BOND OPPORTUNITIES        GOVERNMENT PIONEER VCT BOND              VALUE
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                      -------------------- ----------------- ---------------- ------------------
ASSETS:
  Investments at fair value                    $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
  Due from MetLife Insurance
     Company of Connecticut                             --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Assets                              8,142,474       185,790,047       27,892,198         14,626,585
                                      -------------------- ----------------- ---------------- ------------------
LIABILITIES:
  Other payables                                        --                --               --                 --
  Due to MetLife Insurance
     Company of Connecticut                             --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Liabilities                                --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
NET ASSETS                                     $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
                                      ==================== ================= ================ ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 8,131,958     $ 185,711,001     $ 27,892,198       $ 14,626,585
  Net assets from contracts in payout               10,516            79,046               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Net Assets                        $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
                                      ==================== ================= ================ ==================

The accompanying notes are an integral part of these financial statements.

                                                                            PIONEER VCT       PIONEER VCT
     PIONEER VCT PIONEER VCT EQUITY                  PIONEER VCT HIGH          IBBOTSON IBBOTSON MODERATE
EMERGING MARKETS             INCOME PIONEER VCT FUND            YIELD GROWTH ALLOCATION        ALLOCATION
      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
      25,836,006         19,818,006       29,315,550       45,200,432       233,598,663       129,177,322
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
              --                 --               --               --                --                --
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
================ ================== ================ ================ ================= =================
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
================ ================== ================ ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        PIONEER VCT PIONEER VCT REAL                    UIF EQUITY AND
                                      MID CAP VALUE    ESTATE SHARES UIF CAPITAL GROWTH         INCOME
                                         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
                                      ------------- ---------------- ------------------ --------------
ASSETS:
  Investments at fair value            $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
  Due from MetLife Insurance
     Company of Connecticut                      --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Assets                      43,949,273       12,313,902          9,168,364    148,131,048
                                      ------------- ---------------- ------------------ --------------
LIABILITIES:
  Other payables                                 --               --                 --             --
  Due to MetLife Insurance
     Company of Connecticut                      --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Liabilities                         --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
NET ASSETS                             $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
                                      ============= ================ ================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
  Net assets from contracts in payout            --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Net Assets                $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
                                      ============= ================ ================== ==============

The accompanying notes are an integral part of these financial statements.

UIF SMALL COMPANY                                   VAN KAMPEN LIT VAN KAMPEN LIT    VAN KAMPEN LIT
           GROWTH UIF U.S. REAL ESTATE    UIF VALUE CAPITAL GROWTH     GOVERNMENT GROWTH AND INCOME
       SUBACCOUNT           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
        5,198,856           20,149,396   10,792,318     15,653,524     30,860,900       141,710,332
----------------- -------------------- ------------ -------------- -------------- -----------------
               --                   --           --             --             --                --
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
================= ==================== ============ ============== ============== =================
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
================= ==================== ============ ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                         WELLS FARGO VT
                                                    SMALL/MID CAP VALUE
                                                             SUBACCOUNT
                                                    -------------------
ASSETS:
  Investments at fair value                                 $ 4,195,513
  Due from MetLife Insurance Company of Connecticut                  --
                                                    -------------------
       Total Assets                                           4,195,513
                                                    -------------------
LIABILITIES:
  Other payables                                                     --
  Due to MetLife Insurance Company of Connecticut                    --
                                                    -------------------
       Total Liabilities                                             --
                                                    -------------------
NET ASSETS                                                  $ 4,195,513
                                                    ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units                        $ 4,195,513
  Net assets from contracts in payout                                --
                                                    -------------------
       Total Net Assets                                     $ 4,195,513
                                                    ===================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    ALLIANCEBERNSTEIN
                                                                   ALGER CAPITAL      GLOBAL THEMATIC
                                             AIM V.I. UTILITIES     APPRECIATION               GROWTH    AMERICAN FUNDS BOND
                                                     SUBACCOUNT       SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                         ------------------------- ---------------- -------------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 121,630             $ --                 $ --              $ 231,532
                                         ------------------------- ---------------- -------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                          47,925           58,287               19,240                 84,181
      Administrative charges                              3,934            4,898                1,861                  8,642
                                         ------------------------- ---------------- -------------------- -------------------
        Total expenses                                   51,859           63,185               21,101                 92,823
                                         ------------------------- ---------------- -------------------- -------------------
           Net investment income (loss)                  69,771          (63,185)             (21,101)               138,709
                                         ------------------------- ---------------- -------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        30,658               --                   --                     --
      Realized gains (losses) on sale of
        investments                                    (307,609)        (171,791)             (84,987)                41,200
                                         ------------------------- ---------------- -------------------- -------------------
           Net realized gains (losses)                 (276,951)        (171,791)             (84,987)                41,200
                                         ------------------------- ---------------- -------------------- -------------------
     Change in unrealized gains (losses)
        on investments                                  504,389        1,524,297              611,181                474,040
                                         ------------------------- ---------------- -------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                     227,438        1,352,506              526,194                515,240
                                         ------------------------- ---------------- -------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                     $ 297,209      $ 1,289,321            $ 505,093              $ 653,949
                                         ========================= ================ ==================== ===================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                  AMERICAN FUNDS                                         CREDIT SUISSE TRUST
AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    INTERNATIONAL EQUITY    DELAWARE VIP SMALL
 GLOBAL GROWTH    CAPITALIZATION            GROWTH     GROWTH-INCOME                FLEX III             CAP VALUE
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT (a)            SUBACCOUNT
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
   $ 2,596,244          $ 11,197       $ 2,406,629       $ 5,328,080                    $ --             $ 185,908
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
     2,939,041            35,078         6,092,933         5,624,949                   1,135               234,953
       263,024             3,600           533,798           494,233                      89                13,707
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
     3,202,065            38,678         6,626,731         6,119,182                   1,224               248,660
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
      (605,821)          (27,481)       (4,220,102)         (791,102)                 (1,224)              (62,752)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
            --                --                --                --                      --                    --
    (6,576,880)          (75,814)      (24,705,289)      (17,517,477)                     13              (963,011)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    (6,576,880)          (75,814)      (24,705,289)      (17,517,477)                     13              (963,011)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    69,579,164         1,073,599       146,571,824       106,008,565                  11,945             6,093,453
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    63,002,284           997,785       121,866,535        88,491,088                  11,958             5,130,442
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
  $ 62,396,463         $ 970,304     $ 117,646,433      $ 87,699,986                $ 10,734           $ 5,067,690
================= ================= ================= ================= ======================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             DREYFUS SOCIALLY    DWSI CAPITAL      DWSI GLOBAL
                                           RESPONSIBLE GROWTH          GROWTH    OPPORTUNITIES    DWSI HEALTH CARE
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                           --------------------- --------------- ---------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 3,548       $ 104,929         $ 51,600            $ 35,703
                                           --------------------- --------------- ---------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                        10,178         175,165           64,588              57,088
      Administrative charges                              815          14,509            5,306               4,664
                                           --------------------- --------------- ---------------- -------------------
        Total expenses                                 10,993         189,674           69,894              61,752
                                           --------------------- --------------- ---------------- -------------------
           Net investment income (loss)                (7,445)        (84,745)         (18,294)            (26,049)
                                           --------------------- --------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --              --               --              45,255
      Realized gains (losses) on sale of
        investments                                    (8,612)       (428,918)        (520,689)           (373,455)
                                           --------------------- --------------- ---------------- -------------------
           Net realized gains (losses)                 (8,612)       (428,918)        (520,689)           (328,200)
                                           --------------------- --------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                                167,504       2,567,860        1,875,555             876,549
                                           --------------------- --------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   158,892       2,138,942        1,354,866             548,349
                                           --------------------- --------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 151,447     $ 2,054,197      $ 1,336,572           $ 522,300
                                           ===================== =============== ================ ===================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                FIDELITY VIP
DWSII GOVERNMENT & DWSII DREMAN SMALL    DWSII GLOBAL                        FIDELITY VIP    DYNAMIC CAPITAL
 AGENCY SECURITIES      MID CAP VALUE        THEMATIC    DWSII TECHNOLOGY      CONTRAFUND       APPRECIATION
        SUBACCOUNT         SUBACCOUNT      SUBACCOUNT          SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
------------------ --------------------- --------------- ------------------- --------------- ------------------
         $ 326,381          $ 160,357        $ 54,334                $ --     $ 2,663,174              $ 370
------------------ --------------------- --------------- ------------------- --------------- ------------------
           126,411            172,104          79,113              35,514       3,249,406             32,256
            10,384             14,162           6,421               2,991         203,880              2,451
------------------ --------------------- --------------- ------------------- --------------- ------------------
           136,795            186,266          85,534              38,505       3,453,286             34,707
------------------ --------------------- --------------- ------------------- --------------- ------------------
           189,586            (25,909)        (31,200)            (38,505)       (790,112)           (34,337)
------------------ --------------------- --------------- ------------------- --------------- ------------------
                --                 --              --                  --          62,789                 --
            78,507         (1,775,916)       (963,630)           (142,956)    (16,771,134)          (129,793)
------------------ --------------------- --------------- ------------------- --------------- ------------------
            78,507         (1,775,916)       (963,630)           (142,956)    (16,708,345)          (129,793)
------------------ --------------------- --------------- ------------------- --------------- ------------------
           114,010          4,133,959       2,464,090           1,081,036      82,793,336            818,618
------------------ --------------------- --------------- ------------------- --------------- ------------------
           192,517          2,358,043       1,500,460             938,080      66,084,991            688,825
------------------ --------------------- --------------- ------------------- --------------- ------------------
         $ 382,103        $ 2,332,134     $ 1,469,260           $ 899,575    $ 65,294,879          $ 654,488
================== ===================== =============== =================== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              FIDELITY VIP    FIDELITY VIP HIGH                              FTVIPT FRANKLIN
                                             EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP    INCOME SECURITIES
                                                SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                         -------------------- -------------------- ----------------------- --------------------
INVESTMENT INCOME:
      Dividends                                $ 4,770,047          $ 2,248,512             $ 1,182,171          $ 2,572,919
                                         -------------------- -------------------- ----------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,490,964              329,040               3,702,531              530,238
      Administrative charges                        17,121                   77                 228,957               48,056
                                         -------------------- -------------------- ----------------------- --------------------
        Total expenses                           2,508,085              329,117               3,931,488              578,294
                                         -------------------- -------------------- ----------------------- --------------------
           Net investment income (loss)          2,261,962            1,919,395              (2,749,317)           1,994,625
                                         -------------------- -------------------- ----------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                   --               1,361,724                   --
      Realized gains (losses) on sale of
        investments                            (10,652,547)          (1,567,583)            (12,903,324)          (1,539,514)
                                         -------------------- -------------------- ----------------------- --------------------
           Net realized gains (losses)         (10,652,547)          (1,567,583)            (11,541,600)          (1,539,514)
                                         -------------------- -------------------- ----------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          62,113,756            9,420,622              96,991,411            9,278,014
                                         -------------------- -------------------- ----------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             51,461,209            7,853,039              85,449,811            7,738,500
                                         -------------------- -------------------- ----------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ 53,723,171          $ 9,772,434            $ 82,700,494          $ 9,733,125
                                         ==================== ==================== ======================= ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

 FTVIPT FRANKLIN      FTVIPT FRANKLIN                           FTVIPT TEMPLETON
RISING DIVIDENDS        SMALL-MID CAP        FTVIPT MUTUAL    DEVELOPING MARKETS      FTVIPT TEMPLETON     FTVIPT TEMPLETON
      SECURITIES    GROWTH SECURITIES    SHARES SECURITIES            SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       $ 295,787                 $ --            $ 857,982             $ 901,311           $ 4,300,213            $ 852,954
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         362,025              617,174              667,997               270,721             2,145,743              399,334
          30,118               49,565               67,190                   530               169,476               40,345
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         392,143              666,739              735,187               271,251             2,315,219              439,679
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         (96,356)            (666,739)             122,795               630,060             1,984,994              413,275
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
              --                   --                   --                87,025             5,304,998                   --
      (1,416,329)          (2,917,638)          (3,008,444)           (1,896,084)           (6,841,100)          (2,348,467)
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
      (1,416,329)          (2,917,638)          (3,008,444)           (1,809,059)           (1,536,102)          (2,348,467)
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       4,327,402           16,747,645           12,517,371            13,249,671            38,123,807            8,945,989
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       2,911,073           13,830,007            9,508,927            11,440,612            36,587,705            6,597,522
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
     $ 2,814,717         $ 13,163,268          $ 9,631,722          $ 12,070,672          $ 38,572,699          $ 7,010,797
=================== ==================== ==================== ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             JANUS ASPEN    JANUS ASPEN GLOBAL    JANUS ASPEN GLOBAL
                                              ENTERPRISE         LIFE SCIENCES            TECHNOLOGY    JANUS ASPEN OVERSEAS
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------ --------------------- --------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                     $ --                  $ --                  $ --               $ 259,997
                                         ------------------ --------------------- --------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                  218,567                58,728                92,593                 821,272
      Administrative charges                      18,851                 6,354                 9,023                  12,806
                                         ------------------ --------------------- --------------------- -----------------------
        Total expenses                           237,418                65,082               101,616                 834,078
                                         ------------------ --------------------- --------------------- -----------------------
           Net investment income (loss)         (237,418)              (65,082)             (101,616)               (574,081)
                                         ------------------ --------------------- --------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     --                70,264                    --               1,796,581
      Realized gains (losses) on sale of
        investments                             (724,584)               77,020              (244,032)               (783,291)
                                         ------------------ --------------------- --------------------- -----------------------
           Net realized gains (losses)          (724,584)              147,284              (244,032)              1,013,290
                                         ------------------ --------------------- --------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                         6,330,570               814,440             2,947,239              33,888,245
                                         ------------------ --------------------- --------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            5,605,986               961,724             2,703,207              34,901,535
                                         ------------------ --------------------- --------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 5,368,568             $ 896,642           $ 2,601,591            $ 34,327,454
                                         ================== ===================== ===================== =======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                               LMPVET                  LMPVET
                                         BATTERYMARCH    CLEARBRIDGE VARIABLE                  LMPVET                  LMPVET
JANUS ASPEN PERKINS    JANUS ASPEN    VARIABLE GLOBAL           EQUITY INCOME    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE
      MID CAP VALUE      WORLDWIDE             EQUITY                 BUILDER       AGGRESSIVE GROWTH            APPRECIATION
         SUBACCOUNT     SUBACCOUNT         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            $ 7,656       $ 12,620        $ 1,122,525             $ 4,029,811                    $ --             $ 8,923,043
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             34,575          6,209            644,244               2,234,571               6,458,110               6,204,572
              3,383             66             53,996                 192,511                 592,983                 628,199
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             37,958          6,275            698,240               2,427,082               7,051,093               6,832,771
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            (30,302)         6,345            424,285               1,602,729              (7,051,093)              2,090,272
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             62,158             --                 --                      --                      --                      --
            (54,521)       (75,022)        (3,836,943)            (14,524,548)            (17,861,687)            (30,028,463)
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
              7,637        (75,022)        (3,836,943)            (14,524,548)            (17,861,687)            (30,028,463)
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            647,116        381,968          9,668,932              36,785,072             149,132,490             106,224,694
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            654,753        306,946          5,831,989              22,260,524             131,270,803              76,196,231
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
          $ 624,451      $ 313,291        $ 6,256,274            $ 23,863,253           $ 124,219,710            $ 78,286,503
====================== ============== ================== ======================= ======================= =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                         LMPVET                LMPVET                LMPVET                LMPVET
                                           CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                        CAPITAL     DIVIDEND STRATEGY     FUNDAMENTAL VALUE             INVESTORS
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           --------------------- --------------------- --------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                       $ 658,519             $ 723,246           $ 5,897,663           $ 2,977,736
                                           --------------------- --------------------- --------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                       1,850,925               528,784             6,391,385             2,086,991
      Administrative charges                            151,952                54,751               590,927               205,664
                                           --------------------- --------------------- --------------------- -----------------------
        Total expenses                                2,002,877               583,535             6,982,312             2,292,655
                                           --------------------- --------------------- --------------------- -----------------------
           Net investment income (loss)              (1,344,358)              139,711            (1,084,649)              685,081
                                           --------------------- --------------------- --------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                    --                    --                    --
      Realized gains (losses) on sale of
        investments                                 (12,702,092)           (2,302,035)          (34,264,282)          (14,240,352)
                                           --------------------- --------------------- --------------------- -----------------------
           Net realized gains (losses)              (12,702,092)           (2,302,035)          (34,264,282)          (14,240,352)
                                           --------------------- --------------------- --------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                               46,179,122             8,948,351           144,706,434            46,249,821
                                           --------------------- --------------------- --------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  33,477,030             6,646,316           110,442,152            32,009,469
                                           --------------------- --------------------- --------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 32,132,672           $ 6,786,027         $ 109,357,503          $ 32,694,550
                                           ===================== ===================== ===================== =======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                           LMPVET GLOBAL
              LMPVET                 LMPVET                LMPVET      CURRENTS VARIABLE  LMPVET INVESTMENT
CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  INTERNATIONAL ALL CAP   COUNSEL VARIABLE    LMPVET LIFESTYLE
    LARGE CAP GROWTH           MID CAP CORE      SMALL CAP GROWTH            OPPORTUNITY   SOCIAL AWARENESS      ALLOCATION 50%
          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           $ 325,691              $ 255,927                  $ --              $ 743,764          $ 760,307         $ 4,743,235
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           1,863,708                883,329               908,096                793,045            630,666           1,290,077
             163,723                 85,414                75,182                 75,457             26,935             145,222
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           2,027,431                968,743               983,278                868,502            657,601           1,435,299
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          (1,701,740)              (712,816)             (983,278)              (124,738)           102,706           3,307,936
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
                  --                     --                    --                     --                 --                  --
          (4,162,966)            (4,817,934)           (4,191,230)           (12,308,346)        (1,676,548)         (6,644,148)
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          (4,162,966)            (4,817,934)           (4,191,230)           (12,308,346)        (1,676,548)         (6,644,148)
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          47,784,748             22,148,353            25,432,378             28,306,410         11,411,988          28,756,003
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          43,621,782             17,330,419            21,241,148             15,998,064          9,735,440          22,111,855
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
        $ 41,920,042           $ 16,617,603          $ 20,257,870           $ 15,873,326        $ 9,838,146        $ 25,419,791
====================== ===================== ===================== ====================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    LMPVIT WESTERN           LMPVIT WESTERN
                                                                                    ASSET VARIABLE           ASSET VARIABLE
                                           LMPVET LIFESTYLE    LMPVET LIFESTYLE    ADJUSTABLE RATE    DIVERSIFIED STRATEGIC
                                             ALLOCATION 70%      ALLOCATION 85%             INCOME                   INCOME
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT               SUBACCOUNT
                                           ------------------- ------------------- ------------------ ------------------------
INVESTMENT INCOME:
      Dividends                                 $ 1,786,731           $ 708,990          $ 307,704              $ 1,748,677
                                           ------------------- ------------------- ------------------ ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                     654,525             389,447            282,840                  509,504
      Administrative charges                         77,160              45,894             23,175                   51,860
                                           ------------------- ------------------- ------------------ ------------------------
        Total expenses                              731,685             435,341            306,015                  561,364
                                           ------------------- ------------------- ------------------ ------------------------
           Net investment income (loss)           1,055,046             273,649              1,689                1,187,313
                                           ------------------- ------------------- ------------------ ------------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        --                  --                 --                       --
      Realized gains (losses) on sale of
        investments                              (3,894,622)         (2,712,191)        (1,237,717)              (1,650,498)
                                           ------------------- ------------------- ------------------ ------------------------
           Net realized gains (losses)           (3,894,622)         (2,712,191)        (1,237,717)              (1,650,498)
                                           ------------------- ------------------- ------------------ ------------------------
     Change in unrealized gains (losses)
        on investments                           16,767,233          10,599,302          3,615,554                6,040,840
                                           ------------------- ------------------- ------------------ ------------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              12,872,611           7,887,111          2,377,837                4,390,342
                                           ------------------- ------------------- ------------------ ------------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 13,927,657         $ 8,160,760        $ 2,379,526              $ 5,577,655
                                           =================== =================== ================== ========================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       LMPVIT WESTERN         LMPVIT WESTERN          LMPVIT WESTERN    LMPVIT WESTERN     MIST AMERICAN    MIST AMERICAN
ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    ASSET VARIABLE MONEY    ASSET VARIABLE    FUNDS BALANCED     FUNDS GROWTH
      HIGH YIELD BOND                 INCOME                  MARKET    STRATEGIC BOND        ALLOCATION       ALLOCATION
           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
          $ 1,334,338           $ 15,046,496               $ 748,316       $ 1,450,425              $ --             $ --
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
              214,092              1,971,540               4,529,417           543,592             3,518            2,692
               18,653                195,975                 441,245            47,577                19                9
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
              232,745              2,167,515               4,970,662           591,169             3,537            2,701
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            1,101,593             12,878,981              (4,222,346)          859,256            (3,537)          (2,701)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
                   --                     --                      --           313,248                --               --
           (1,124,277)           (13,761,983)                     --        (1,414,133)           (2,084)          (3,419)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
           (1,124,277)           (13,761,983)                     --        (1,100,885)           (2,084)          (3,419)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            5,223,839             60,394,730                      --         5,935,050           160,261          142,000
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            4,099,562             46,632,747                      --         4,834,165           158,177          138,581
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
          $ 5,201,155           $ 59,511,728            $ (4,222,346)      $ 5,693,421         $ 154,640        $ 135,880
======================== ====================== ======================= ================= ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              MIST AMERICAN
                                             FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK    MIST BLACKROCK
                                                 ALLOCATION    GROWTH AND INCOME        HIGH YIELD    LARGE CAP CORE
                                                 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         --------------------- -------------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                        $ --          $ 5,218,829       $ 5,241,322         $ 736,785
                                         --------------------- -------------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                       1,992            2,767,615         1,222,590           733,401
      Administrative charges                              7                   --            76,238            72,173
                                         --------------------- -------------------- ----------------- -----------------
        Total expenses                                1,999            2,767,615         1,298,828           805,574
                                         --------------------- -------------------- ----------------- -----------------
           Net investment income (loss)              (1,999)           2,451,214         3,942,494           (68,789)
                                         --------------------- -------------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        --                   --                --                --
      Realized gains (losses) on sale of
        investments                                     257          (16,872,998)       (3,320,122)       (5,945,472)
                                         --------------------- -------------------- ----------------- -----------------
           Net realized gains (losses)                  257          (16,872,998)       (3,320,122)       (5,945,472)
                                         --------------------- -------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                               60,785           58,842,052        33,546,583        14,317,076
                                         --------------------- -------------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  61,042           41,969,054        30,226,461         8,371,604
                                         --------------------- -------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 59,043         $ 44,420,268      $ 34,168,955       $ 8,302,815
                                         ===================== ==================== ================= =================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                              MIST HARRIS                                            MIST LEGG MASON
MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK                         MIST LAZARD    PARTNERS AGGRESSIVE
        REAL ESTATE            CAP VALUE    INTERNATIONAL    MIST JANUS FORTY         MID CAP                 GROWTH
         SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
        $ 2,514,101            $ 105,297      $ 5,876,645                $ --     $ 1,047,368                   $ --
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,081,532              182,604        1,103,379           6,287,342       1,027,083                    556
             75,556               11,575           90,887             117,864          59,405                     --
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,157,088              194,179        1,194,266           6,405,206       1,086,488                    556
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,357,013              (88,882)       4,682,379          (6,405,206)        (39,120)                  (556)
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
                 --                   --               --                  --              --                     --
        (12,691,428)            (912,364)     (10,091,158)        (19,418,471)     (5,453,218)                11,965
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
        (12,691,428)            (912,364)     (10,091,158)        (19,418,471)     (5,453,218)                11,965
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
         33,247,888            3,949,380       36,479,104         209,631,483      29,578,070                 35,410
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
         20,556,460            3,037,016       26,387,946         190,213,012      24,124,852                 47,375
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
       $ 21,913,473          $ 2,948,134     $ 31,070,325       $ 183,807,806    $ 24,085,732               $ 46,819
====================== ==================== ================ =================== =============== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             MIST LEGG MASON    MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT
                                                VALUE EQUITY        GLOBAL MARKETS      BOND DEBENTURE    GROWTH AND INCOME
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         ---------------------- --------------------- ------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 71,842           $ 3,418,848         $ 4,933,740          $ 3,083,644
                                         ---------------------- --------------------- ------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       73,392             1,696,967             930,633            2,326,601
      Administrative charges                           5,937                 1,204              86,699              182,900
                                         ---------------------- --------------------- ------------------- --------------------
        Total expenses                                79,329             1,698,171           1,017,332            2,509,501
                                         ---------------------- --------------------- ------------------- --------------------
           Net investment income (loss)               (7,487)            1,720,677           3,916,408              574,143
                                         ---------------------- --------------------- ------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                    --                  --                   --
      Realized gains (losses) on sale of
        investments                               (1,301,245)           (5,651,441)         (1,636,650)         (15,335,665)
                                         ---------------------- --------------------- ------------------- --------------------
           Net realized gains (losses)            (1,301,245)           (5,651,441)         (1,636,650)         (15,335,665)
                                         ---------------------- --------------------- ------------------- --------------------
     Change in unrealized gains (losses)
        on investments                             2,481,916            51,705,781          16,963,593           36,121,241
                                         ---------------------- --------------------- ------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                1,180,671            46,054,340          15,326,943           20,785,576
                                         ---------------------- --------------------- ------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 1,173,184          $ 47,775,017        $ 19,243,351         $ 21,359,719
                                         ====================== ===================== =================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT        MIST MET/AIM    MIST MET/FRANKLIN         MIST METLIFE       MIST METLIFE         MIST METLIFE
   MID CAP VALUE    SMALL CAP GROWTH        MUTUAL SHARES    BALANCED STRATEGY    GROWTH STRATEGY    MODERATE STRATEGY
      SUBACCOUNT          SUBACCOUNT           SUBACCOUNT       SUBACCOUNT (b)     SUBACCOUNT (b)       SUBACCOUNT (b)
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
     $ 1,111,895                $ --                 $ --                 $ --               $ --                 $ --
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         907,047             105,500                6,125              278,533            266,059              169,424
          73,909               6,453                  510               22,809             21,523               13,890
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         980,956             111,953                6,635              301,342            287,582              183,314
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         130,939            (111,953)              (6,635)            (301,342)          (287,582)            (183,314)
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
              --                  --                   --                   --                 --                   --
      (8,459,967)           (704,842)                 838              237,772            251,517              179,733
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      (8,459,967)           (704,842)                 838              237,772            251,517              179,733
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      19,719,017           2,705,257               85,427            4,710,288          5,018,238            2,565,637
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      11,259,050           2,000,415               86,265            4,948,060          5,269,755            2,745,370
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
    $ 11,389,989         $ 1,888,462             $ 79,630          $ 4,646,718        $ 4,982,173          $ 2,562,056
=================== =================== ==================== ==================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                                      MIST PIMCO
                                           MIST MFS EMERGING    MIST MFS RESEARCH        MIST OPPENHEIMER    INFLATION PROTECTED
                                              MARKETS EQUITY        INTERNATIONAL    CAPITAL APPRECIATION                   BOND
                                                  SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                           -------------------- -------------------- ----------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,552,384          $ 2,218,254                    $ --            $ 3,608,990
                                           -------------------- -------------------- ----------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,439,524            1,114,754               3,620,927              1,551,667
      Administrative charges                         122,216               90,471                  29,656                112,937
                                           -------------------- -------------------- ----------------------- ----------------------
        Total expenses                             1,561,740            1,205,225               3,650,583              1,664,604
                                           -------------------- -------------------- ----------------------- ----------------------
           Net investment income (loss)               (9,356)           1,013,029              (3,650,583)             1,944,386
                                           -------------------- -------------------- ----------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   --                      --                     --
      Realized gains (losses) on sale of
        investments                               (9,293,010)         (10,563,967)            (15,735,907)               (65,519)
                                           -------------------- -------------------- ----------------------- ----------------------
           Net realized gains (losses)            (9,293,010)         (10,563,967)            (15,735,907)               (65,519)
                                           -------------------- -------------------- ----------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                            51,948,455           27,743,824             125,727,403             12,384,689
                                           -------------------- -------------------- ----------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               42,655,445           17,179,857             109,991,496             12,319,170
                                           -------------------- -------------------- ----------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 42,646,089         $ 18,192,886           $ 106,340,913           $ 14,263,556
                                           ==================== ==================== ======================= ======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST PIMCO TOTAL                             MIST PIONEER    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
          RETURN    MIST PIONEER FUND    STRATEGIC INCOME      AND INCOME ETF                 ETF        MID CAP GROWTH
      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
     $ 1,629,074            $ 361,000         $ 9,101,098         $ 2,381,960         $ 2,491,512                  $ --
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       4,688,177              465,029           3,092,115           1,389,576           1,614,968                29,031
         376,731               35,727             275,772                  --                  --                 2,455
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       5,064,908              500,756           3,367,887           1,389,576           1,614,968                31,486
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      (3,435,834)            (139,756)          5,733,211             992,384             876,544               (31,486)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
         950,195                   --                  --                  --                  --                    --
       2,531,849             (620,443)           (188,988)         (2,255,281)         (2,989,223)             (127,441)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       3,482,044             (620,443)           (188,988)         (2,255,281)         (2,989,223)             (127,441)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      46,874,754           10,674,334          50,068,119          24,831,651          34,332,000               748,484
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      50,356,798           10,053,891          49,879,131          22,576,370          31,342,777               621,043
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
    $ 46,920,964          $ 9,914,135        $ 55,612,342        $ 23,568,754        $ 32,219,321             $ 589,557
=================== ==================== =================== =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN    MIST VAN KAMPEN
                                             SMALL CAP VALUE         CAP GROWTH           COMSTOCK     MID CAP GROWTH
                                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                           -------------------- ------------------ ------------------ ------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,567,808               $ --           $ 15,007            $ 2,158
                                           -------------------- ------------------ ------------------ ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,962,050             49,203          2,305,727            256,567
      Administrative charges                         115,447              3,880            217,362             22,561
                                           -------------------- ------------------ ------------------ ------------------
        Total expenses                             2,077,497             53,083          2,523,089            279,128
                                           -------------------- ------------------ ------------------ ------------------
           Net investment income (loss)             (509,689)           (53,083)        (2,508,082)          (276,970)
                                           -------------------- ------------------ ------------------ ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                  1,455,103                 --                 --                 --
      Realized gains (losses) on sale of
        investments                              (11,677,140)          (363,716)         3,522,859         (1,381,216)
                                           -------------------- ------------------ ------------------ ------------------
           Net realized gains (losses)           (10,222,037)          (363,716)         3,522,859         (1,381,216)
                                           -------------------- ------------------ ------------------ ------------------
     Change in unrealized gains (losses)
        on investments                            40,735,191          1,412,188         55,307,087          8,351,445
                                           -------------------- ------------------ ------------------ ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               30,513,154          1,048,472         58,829,946          6,970,229
                                           -------------------- ------------------ ------------------ ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 30,003,465          $ 995,389       $ 56,321,864        $ 6,693,259
                                           ==================== ================== ================== ==================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                   MSF BARCLAYS
       MORGAN STANLEY     MORGAN STANLEY    MORGAN STANLEY    CAPITAL AGGREGATE        MSF BLACKROCK    MSF BLACKROCK BOND
CAPITAL OPPORTUNITIES    DIVIDEND GROWTH     S&P 500 INDEX           BOND INDEX    AGGRESSIVE GROWTH                INCOME
           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              $ 1,206           $ 37,010         $ 153,393          $ 8,138,685             $ 67,571          $ 20,619,312
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               20,478             42,097           114,306            1,480,010            1,389,506             4,425,368
                1,458              3,158             9,007                  125              138,559               344,186
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               21,936             45,255           123,313            1,480,135            1,528,065             4,769,554
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              (20,730)            (8,245)           30,080            6,658,550           (1,460,494)           15,849,758
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
                   --                 --                --                   --                   --                    --
               (3,174)           (41,581)         (110,424)             117,524           (5,561,733)           (1,318,378)
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               (3,174)           (41,581)         (110,424)             117,524           (5,561,733)           (1,318,378)
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              526,176            498,780         1,433,544           (1,818,067)          47,151,550             8,009,416
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              523,002            457,199         1,323,120           (1,700,543)          41,589,817             6,691,038
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
            $ 502,272          $ 448,954       $ 1,353,200          $ 4,958,007         $ 40,129,323          $ 22,540,796
======================== ================== ================= ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    MSF BLACKROCK
                                             MSF BLACKROCK      MSF BLACKROCK    LEGACY LARGE CAP    MSF BLACKROCK
                                               DIVERSIFIED    LARGE CAP VALUE              GROWTH     MONEY MARKET
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                         -------------------- ------------------ ------------------- ----------------
INVESTMENT INCOME:
      Dividends                                $ 6,243,335          $ 229,093               $ 217      $ 1,778,484
                                         -------------------- ------------------ ------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,675,377            301,007           2,115,717        5,883,197
      Administrative charges                        13,407             24,719             183,091          432,648
                                         -------------------- ------------------ ------------------- ----------------
        Total expenses                           2,688,784            325,726           2,298,808        6,315,845
                                         -------------------- ------------------ ------------------- ----------------
           Net investment income (loss)          3,554,551            (96,633)         (2,298,591)      (4,537,361)
                                         -------------------- ------------------ ------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                 --                  --               --
      Realized gains (losses) on sale of
        investments                             (3,639,908)        (1,183,439)          2,742,618               --
                                         -------------------- ------------------ ------------------- ----------------
           Net realized gains (losses)          (3,639,908)        (1,183,439)          2,742,618               --
                                         -------------------- ------------------ ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                          42,314,738          2,824,117          63,399,818               --
                                         -------------------- ------------------ ------------------- ----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             38,674,830          1,640,678          66,142,436               --
                                         -------------------- ------------------ ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations             $ 42,229,381        $ 1,544,045        $ 63,843,845     $ (4,537,361)
                                         ==================== ================== =================== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                 MSF MET/DIMENSIONAL
MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES    INTERNATIONAL SMALL              MSF METLIFE
            VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE                COMPANY    AGGRESSIVE ALLOCATION
       SUBACCOUNT      SUBACCOUNT             SUBACCOUNT       SUBACCOUNT (b)         SUBACCOUNT (b)               SUBACCOUNT
-------------------- --------------- ---------------------- -------------------- ---------------------- ------------------------
        $ 649,264     $ 2,650,021               $ 23,690                 $ --                   $ --              $ 1,026,823
-------------------- --------------- ---------------------- -------------------- ---------------------- ------------------------
          632,697       1,412,297                765,729                2,085                    325                  538,791
           49,396         118,845                 81,654                  174                     22                    6,585
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
          682,093       1,531,142                847,383                2,259                    347                  545,376
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
          (32,829)      1,118,879               (823,693)              (2,259)                  (347)                 481,447
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
               --              --                     --                   --                     --                   84,067
       (4,049,816)    (14,115,110)            (3,764,322)               1,003                    101               (2,743,899)
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       (4,049,816)    (14,115,110)            (3,764,322)               1,003                    101               (2,659,832)
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       15,655,746      30,416,145             22,199,459               43,867                    933               15,262,035
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       11,605,930      16,301,035             18,435,137               44,870                  1,034               12,602,203
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
     $ 11,573,101    $ 17,419,914           $ 17,611,444             $ 42,611                  $ 687             $ 13,083,650
==================== =============== ====================== ==================== ====================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              MSF METLIFE            MSF METLIFE
                                             CONSERVATIVE        CONSERVATIVE TO    MSF METLIFE MID            MSF METLIFE
                                               ALLOCATION    MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                         ------------------- ---------------------- ------------------ ----------------------
INVESTMENT INCOME:
      Dividends                                 $ 872,442            $ 2,627,083           $ 91,179           $ 10,978,640
                                         ------------------- ---------------------- ------------------ ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                   431,336              1,019,809             64,234              4,493,587
      Administrative charges                       27,332                 22,629                 --                 47,225
                                         ------------------- ---------------------- ------------------ ----------------------
        Total expenses                            458,668              1,042,438             64,234              4,540,812
                                         ------------------- ---------------------- ------------------ ----------------------
           Net investment income (loss)           413,774              1,584,645             26,945              6,437,828
                                         ------------------- ---------------------- ------------------ ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                 177,132                594,022            200,594              5,793,157
      Realized gains (losses) on sale of
        investments                              (384,337)            (3,329,873)          (282,833)           (14,217,660)
                                         ------------------- ---------------------- ------------------ ----------------------
           Net realized gains (losses)           (207,205)            (2,735,851)           (82,239)            (8,424,503)
                                         ------------------- ---------------------- ------------------ ----------------------
     Change in unrealized gains (losses)
        on investments                          4,656,981             17,221,045          1,716,453             84,951,148
                                         ------------------- ---------------------- ------------------ ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             4,449,776             14,485,194          1,634,214             76,526,645
                                         ------------------- ---------------------- ------------------ ----------------------
     Net increase (decrease) in net assets
        resulting from operations             $ 4,863,550           $ 16,069,839        $ 1,661,159           $ 82,964,473
                                         =================== ====================== ================== ======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

          MSF METLIFE                                                                                  MSF NEUBERGER
          MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL                     MSF MORGAN STANLEY    BERMAN MID CAP
AGGRESSIVE ALLOCATION                INDEX           RETURN    MSF MFS VALUE            EAFE INDEX             VALUE
           SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
          $ 7,901,020          $ 9,862,835     $ 25,238,385             $ --           $ 3,024,148         $ 241,170
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            3,610,598           12,696,510        8,561,781          991,504               776,040           231,811
               25,279              470,632          712,881           62,397                 1,165            22,597
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            3,635,877           13,167,142        9,274,662        1,053,901               777,205           254,408
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            4,265,143           (3,304,307)      15,963,723       (1,053,901)            2,246,943           (13,238)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            4,329,326            7,391,925               --               --               490,979             4,799
          (12,764,994)          (5,440,052)     (34,447,130)      (4,999,974)           (5,999,715)       (2,148,775)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           (8,435,668)           1,951,873      (34,447,130)      (4,999,974)           (5,508,736)       (2,143,976)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           81,483,365          195,977,835      110,011,807       17,381,628            20,857,492         8,013,551
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           73,047,697          197,929,708       75,564,677       12,381,654            15,348,756         5,869,575
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
         $ 77,312,840        $ 194,625,401     $ 91,528,400     $ 11,327,753          $ 17,595,699       $ 5,856,337
======================== ==================== ================ ================ ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MSF OPPENHEIMER    MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                             GLOBAL EQUITY               INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------ ------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                $ 7,944,004         $ 1,800,820            $ 145,238             $ 45,650
                                           ------------------ ------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                  4,394,930             989,744              635,923              978,322
      Administrative charges                       161,903               4,785               56,915               48,184
                                           ------------------ ------------------- -------------------- --------------------
        Total expenses                           4,556,833             994,529              692,838            1,026,506
                                           ------------------ ------------------- -------------------- --------------------
           Net investment income (loss)          3,387,171             806,291             (547,600)            (980,856)
                                           ------------------ ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --           2,452,180                   --            2,092,270
      Realized gains (losses) on sale of
        investments                            (19,069,420)         (4,995,710)          (3,347,314)          (3,889,309)
                                           ------------------ ------------------- -------------------- --------------------
           Net realized gains (losses)         (19,069,420)         (2,543,530)          (3,347,314)          (1,797,039)
                                           ------------------ ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                         121,479,376          22,055,715           18,732,599           26,909,994
                                           ------------------ ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            102,409,956          19,512,185           15,385,285           25,112,955
                                           ------------------ ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 105,797,127        $ 20,318,476         $ 14,837,685         $ 24,132,099
                                           ================== =================== ==================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   MSF WESTERN ASSET    MSF WESTERN ASSET
MANAGEMENT STRATEGIC      MANAGEMENT U.S.                     PIONEER VCT CULLEN         PIONEER VCT    PIONEER VCT EQUITY
  BOND OPPORTUNITIES           GOVERNMENT    PIONEER VCT BOND              VALUE    EMERGING MARKETS                INCOME
          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           $ 504,701          $ 9,085,048         $ 1,363,463          $ 100,891           $ 173,343             $ 566,234
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              82,920            2,449,337             458,504            225,828             349,847               317,742
               8,452              185,480              38,371             19,424              29,112                27,465
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              91,372            2,634,817             496,875            245,252             378,959               345,207
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
             413,329            6,450,231             866,588           (144,361)           (205,616)              221,027
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
             222,756                   --                  --                 --                  --                    --
            (154,355)            (721,385)             32,213           (813,411)         (1,576,847)           (2,218,347)
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              68,401             (721,385)             32,213           (813,411)         (1,576,847)           (2,218,347)
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           1,508,727             (318,941)          2,672,431          2,993,813          11,768,760             3,879,742
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           1,577,128           (1,040,326)          2,704,644          2,180,402          10,191,913             1,661,395
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
         $ 1,990,457          $ 5,409,905         $ 3,571,232        $ 2,036,041         $ 9,986,297           $ 1,882,422
======================= ==================== ================ ===================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                           PIONEER VCT          PIONEER VCT
                                                                 PIONEER VCT HIGH             IBBOTSON    IBBOTSON MODERATE
                                             PIONEER VCT FUND               YIELD    GROWTH ALLOCATION           ALLOCATION
                                                   SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ----------------------- ------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 418,280         $ 2,852,347          $ 5,073,813          $ 3,901,482
                                         ----------------------- ------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       470,351             657,403            4,252,233            2,278,837
      Administrative charges                           40,297              55,787              302,706              170,262
                                         ----------------------- ------------------- -------------------- --------------------
        Total expenses                                510,648             713,190            4,554,939            2,449,099
                                         ----------------------- ------------------- -------------------- --------------------
           Net investment income (loss)               (92,368)          2,139,157              518,874            1,452,383
                                         ----------------------- ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --                   --                   --
      Realized gains (losses) on sale of
        investments                                (2,511,656)         (3,715,616)          (6,908,239)          (5,417,146)
                                         ----------------------- ------------------- -------------------- --------------------
           Net realized gains (losses)             (2,511,656)         (3,715,616)          (6,908,239)          (5,417,146)
                                         ----------------------- ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              8,020,176          18,157,409           60,945,509           33,415,291
                                         ----------------------- ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 5,508,520          14,441,793           54,037,270           27,998,145
                                         ----------------------- ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 5,416,152        $ 16,580,950         $ 54,556,144         $ 29,450,528
                                         ======================= =================== ==================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

  PIONEER VCT    PIONEER VCT REAL                          UIF EQUITY AND    UIF SMALL COMPANY
MID CAP VALUE       ESTATE SHARES    UIF CAPITAL GROWTH            INCOME               GROWTH    UIF U.S. REAL ESTATE
   SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
    $ 510,872           $ 427,004                  $ --       $ 3,789,548                 $ --               $ 546,438
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
      635,160             169,017               125,409         2,028,601               86,782                 244,079
       59,282              14,313                11,696           203,293                6,657                  24,877
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
      694,442             183,330               137,105         2,231,894               93,439                 268,956
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
     (183,570)            243,674              (137,105)        1,557,654              (93,439)                277,482
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
           --                  --                    --                --                   --                      --
   (5,882,485)         (2,726,121)             (228,359)       (5,413,388)            (366,726)             (3,203,984)
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
   (5,882,485)         (2,726,121)             (228,359)       (5,413,388)            (366,726)             (3,203,984)
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
   14,148,015           5,240,904             4,138,075        28,392,647            2,107,383               7,377,546
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
    8,265,530           2,514,783             3,909,716        22,979,259            1,740,657               4,173,562
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
  $ 8,081,960         $ 2,758,457           $ 3,772,611      $ 24,536,913          $ 1,647,218             $ 4,451,044
================ =================== ===================== ================= ==================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                           VAN KAMPEN LIT    VAN KAMPEN LIT       VAN KAMPEN LIT
                                              UIF VALUE    CAPITAL GROWTH        GOVERNMENT    GROWTH AND INCOME
                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                         ----------------- ----------------- ----------------- --------------------
INVESTMENT INCOME:
      Dividends                               $ 342,879           $ 3,281       $ 2,084,011          $ 4,709,248
                                         ----------------- ----------------- ----------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                 150,354           224,935           530,656            1,942,830
      Administrative charges                     14,844            19,645            50,752              193,773
                                         ----------------- ----------------- ----------------- --------------------
        Total expenses                          165,198           244,580           581,408            2,136,603
                                         ----------------- ----------------- ----------------- --------------------
           Net investment income (loss)         177,681          (241,299)        1,502,603            2,572,645
                                         ----------------- ----------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                    --                --                --                   --
      Realized gains (losses) on sale of
        investments                          (1,851,398)         (776,417)         (284,663)          (6,266,645)
                                         ----------------- ----------------- ----------------- --------------------
           Net realized gains (losses)       (1,851,398)         (776,417)         (284,663)          (6,266,645)
                                         ----------------- ----------------- ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                        4,160,466         7,384,771        (1,508,004)          29,356,135
                                         ----------------- ----------------- ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                           2,309,068         6,608,354        (1,792,667)          23,089,490
                                         ----------------- ----------------- ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations           $ 2,486,749       $ 6,367,055        $ (290,064)        $ 25,662,135
                                         ================= ================= ================= ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

61

     WELLS FARGO VT
SMALL/MID CAP VALUE
         SUBACCOUNT
----------------------
           $ 39,226
----------------------
             41,135
              2,680
----------------------
             43,815
----------------------
             (4,589)
----------------------
                 --
           (281,210)
----------------------
           (281,210)
----------------------
          1,812,544
----------------------
          1,531,334
----------------------
        $ 1,526,745
======================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                  ALLIANCEBERNSTEIN GLOBAL
                                              AIM V.I. UTILITIES    ALGER CAPITAL APPRECIATION             THEMATIC GROWTH
                                                      SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                    ------------------------------- ----------------------------- ---------------------------
                                           2009             2008           2009           2008         2009           2008
                                    -------------- ---------------- -------------- -------------- ------------ --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 69,771       $ 27,491      $   (63,185)   $   (91,381)   $  (21,101)   $   (31,714)
  Net realized gains (losses)          (276,951)         575,182       (171,791)        46,131       (84,987)       (22,007)
  Change in unrealized gains
     (losses) on investments            504,389       (2,236,607)     1,524,297     (2,807,081)      611,181     (1,152,431)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  297,209       (1,633,934)     1,289,321     (2,852,331)      505,093     (1,206,152)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                11,514           50,490          2,267         39,676        32,974         30,940
  Net transfers (including
     fixed account)                    (274,674)         (36,677)        67,417         47,378         1,345        (22,437)
  Contract charges                         (935)          (1,072)        (1,214)        (1,183)         (665)          (767)
  Transfers for contract benefits
     and terminations                  (322,570)        (652,300)      (203,330)      (545,717)      (86,751)      (547,893)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (586,665)        (639,559)      (134,860)      (459,846)      (53,097)      (540,157)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets                   (289,456)      (2,273,493)     1,154,461     (3,312,177)      451,996     (1,746,309)
NET ASSETS:
  Beginning of year                   3,005,689        5,279,182      2,946,088      6,258,265     1,068,173      2,814,482
                                    -------------- ---------------- -------------- -------------- ------------ --------------
  End of year                       $ 2,716,233    $ 3,005,689      $ 4,100,549    $ 2,946,088    $1,520,169    $ 1,068,173
                                    ============== ================ ============== ============== ============ ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                      AMERICAN FUNDS GLOBAL
       AMERICAN FUNDS BOND       AMERICAN FUNDS GLOBAL GROWTH          SMALL CAPITALIZATION              AMERICAN FUNDS GROWTH
                SUBACCOUNT                         SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ---------------------------------- ----------------------------- ----------------------------------
         2009      2008 (a)              2009            2008             2009      2008 (a)              2009            2008
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
  $ 138,709      $ 108,747      $    (605,821)   $   (142,104)    $    (27,481)   $     (6,288)   $    (4,220,102) $   (5,563,967)
       41,200      (66,518)        (6,576,880)     25,178,828          (75,814)         (1,312)       (24,705,289)     58,090,301
      474,040     (224,525)        69,579,164    (145,949,450)       1,073,599        (466,474)       146,571,824    (344,375,290)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
      653,949     (182,296)        62,396,463    (120,912,726)         970,304        (474,074)       117,646,433    (291,848,956)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
       14,031       18,748          2,103,180       4,095,898           69,989          31,938          3,589,929       6,669,922
    5,941,968    2,717,109         (3,187,187)     (4,073,076)       3,249,242       1,498,692         (3,206,464)     (9,335,039)
       (2,080)        (509)           (53,372)        (50,579)          (1,218)           (248)          (111,683)       (113,111)
     (798,020)    (177,870)       (20,898,203)    (29,031,921)        (294,260)        (38,976)       (37,939,209)    (59,936,898)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
    5,155,899    2,557,478        (22,035,582)    (29,059,678)       3,023,753       1,491,406        (37,667,427)    (62,715,126)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
    5,809,848    2,375,182         40,360,881    (149,972,404)       3,994,057       1,017,332         79,979,006    (354,564,082)
    2,375,182           --        171,788,338     321,760,742        1,017,332           --           341,207,267     695,771,349
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
  $ 8,185,030    $  2,375,182   $ 212,149,219    $171,788,338      $ 5,011,389    $  1,017,332    $   421,186,273 $   341,207,267
================ ============ ================== =============== ================ ============ ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                        CREDIT SUISSE TRUST
                                                                              INTERNATIONAL
                                        AMERICAN FUNDS GROWTH-INCOME        EQUITY FLEX III   DELAWARE VIP SMALL CAP VALUE
                                                          SUBACCOUNT             SUBACCOUNT                     SUBACCOUNT
                                    ----------------------------------- ------------------- ------------------------------
                                             2009               2008            2009 (b)         2009              2008
                                    ---------------- ------------------ ------------------- ------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (791,102)     $ (889,308)      $        (1,224)    $    (62,752)  $      (169,506)
  Net realized gains (losses)         (17,517,477)        30,644,415                 13         (963,011)        1,842,673
  Change in unrealized gains
     (losses) on investments          106,008,565       (253,965,899)            11,945        6,093,453       (10,637,836)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 87,699,986       (224,210,792)            10,734        5,067,690        (8,964,669)
                                    ---------------- ------------------ ------------------- ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,710,990          3,859,518                 53          768,029         1,169,218
  Net transfers (including
     fixed account)                    (4,005,829)       (22,119,042)         1,164,922       (1,112,736)       (3,019,184)
  Contract charges                        (98,634)           (99,249)                --           (4,072)           (2,451)
  Transfers for contract benefits
     and terminations                 (35,638,924)       (59,967,950)           (59,575)      (2,272,700)       (4,122,434)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (38,032,397)       (78,326,723)         1,105,400       (2,621,479)       (5,974,851)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets                   49,667,589       (302,537,515)         1,116,134        2,446,211       (14,939,520)
NET ASSETS:
  Beginning of year                   327,273,662        629,811,177                 --       18,558,123        33,497,643
                                    ---------------- ------------------ ------------------- ------------- ----------------
  End of year                       $ 376,941,251    $ 327,273,662      $     1,116,134     $ 21,004,334   $    18,558,123
                                    ================ ================== =================== ============= ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

DREYFUS SOCIALLY RESPONSIBLE
                     GROWTH              DWSI CAPITAL GROWTH      DWSI GLOBAL OPPORTUNITIES               DWSI HEALTH CARE
                 SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------ ------------------------------
       2009             2008              2009          2008             2009          2008             2009           2008
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
$ (7,445)      $     (10,996)   $    (84,745)      $ (182,493)   $     (18,294)  $  (110,568)   $     (26,049)  $   (89,831)
     (8,612)          (2,702)       (428,918)         269,436         (520,689)      802,913         (328,200)      712,873
    167,504         (282,713)      2,567,860       (5,437,835)       1,875,555    (4,347,920)         876,549    (1,898,312)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
    151,447         (296,411)      2,054,197       (5,350,892)       1,336,572    (3,655,575)         522,300    (1,275,270)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
         --            2,631          45,060           51,494           31,397        46,560           18,171        25,319
     17,405           11,883         (22,283)      (1,705,808)        (260,268)      (62,435)        (692,774)     (264,427)
       (188)            (186)         (3,801)          (4,034)          (1,317)       (1,418)          (1,130)       (1,104)
    (24,169)         (14,953)     (1,241,898)      (1,359,460)        (205,835)     (494,530)        (296,064)     (409,210)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
     (6,952)            (625)     (1,222,922)      (3,017,808)        (436,023)     (511,823)        (971,797)     (649,422)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
    144,495         (297,036)        831,275       (8,368,700)         900,549    (4,167,398)        (449,497)   (1,924,692)
    495,408          792,444       9,638,233       18,006,933        3,249,955     7,417,353        3,485,472     5,410,164
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
$ 639,903      $     495,408    $ 10,469,508      $ 9,638,233    $   4,150,504   $ 3,249,955    $   3,035,975   $ 3,485,472
============== ================ ================= ============= ================ ============= ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                        DWSII GOVERNMENT & AGENCY     DWSII DREMAN SMALL MID CAP
                                                       SECURITIES                          VALUE       DWSII GLOBAL THEMATIC
                                                       SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
                                    -------------------------------- ------------------------------ ---------------------------
                                           2009              2008            2009           2008         2009           2008
                                    --------------- ---------------- --------------- -------------- ------------ --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 189,586        $ 161,042      $  (25,909)    $   (85,024)   $   (31,200) $     (59,432)
  Net realized gains (losses)            78,507          (16,194)     (1,775,916)      4,834,318       (963,630)     1,461,215
  Change in unrealized gains
     (losses) on investments            114,010          (17,071)      4,133,959     (10,319,630)     2,464,090     (5,697,593)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  382,103          127,777       2,332,134      (5,570,336)     1,469,260     (4,295,810)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                27,127           45,559          25,171          67,741         15,288         31,254
  Net transfers (including
     fixed account)                     (97,347)       3,768,709        (416,275)     (1,097,326)      (220,460)      (849,432)
  Contract charges                       (2,004)          (1,627)         (3,132)         (3,214)        (1,306)        (1,295)
  Transfers for contract benefits
     and terminations                (1,661,665)      (1,032,141)       (818,717)     (1,456,971)      (305,950)      (685,930)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions         (1,733,889)       2,780,500      (1,212,953)     (2,489,770)      (512,428)    (1,505,403)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets                 (1,351,786)       2,908,277       1,119,181      (8,060,106)       956,832     (5,801,213)
NET ASSETS:
  Beginning of year                   7,663,328        4,755,051       9,778,847      17,838,953      4,073,603      9,874,816
                                    --------------- ---------------- --------------- -------------- ------------ --------------
  End of year                       $ 6,311,542      $ 7,663,328     $10,898,028     $ 9,778,847    $ 5,030,435  $   4,073,603
                                    ============== ================= =============== ============== ============ ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                  FIDELITY VIP DYNAMIC CAPITAL
           DWSII TECHNOLOGY            FIDELITY VIP CONTRAFUND                    APPRECIATION         FIDELITY VIP EQUITY-INCOME
                 SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
------------------------------ ---------------------------------- ------------------------------- ----------------------------------
         2009          2008               2009            2008             2009           2008               2009            2008
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
   $  (38,505)    $   (45,310)   $    (790,112)    $  (2,491,871)   $     (34,337)  $    (40,740)   $     2,261,962    $  3,610,598
     (142,956)        (65,877)     (16,708,345)       (4,273,545)        (129,793)       (16,974)       (10,652,547)     (6,497,573)
    1,081,036      (1,329,213)      82,793,336      (159,012,593)         818,618     (1,661,209)        62,113,756    (158,555,008)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
      899,575      (1,440,400)      65,294,879      (165,778,009)         654,488     (1,718,923)        53,723,171    (161,441,983)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
       14,506          26,550        8,923,870        12,523,302           37,546         84,750         10,893,760      16,011,209
      475,552        (122,312)        (716,148)       (2,132,610)         (52,568)      (530,611)        (6,636,933)    (24,029,309)
         (844)           (758)        (120,314)         (123,002)            (821)          (692)          (221,912)       (252,582)
     (312,792)       (138,735)     (20,640,415)      (35,694,869)        (170,595)      (321,030)       (17,175,039)    (31,660,417)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
      176,422        (235,255)     (12,553,007)      (25,427,179)        (186,438)      (767,583)       (13,140,124)    (39,931,099)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
    1,075,997      (1,675,655)      52,741,872      (191,205,188)         468,050     (2,486,506)        40,583,047    (201,373,082)
    1,509,302       3,184,957      204,385,840       395,591,028        2,110,918      4,597,424        199,519,894     400,892,976
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
   $2,585,299     $ 1,509,302    $ 257,127,712     $ 204,385,840    $   2,578,968   $  2,110,918    $   240,102,941    $199,519,894
================ ============= ================== =============== ================ ============== ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                         FTVIPT FRANKLIN INCOME
                                       FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP                    SECURITIES
                                                     SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                 --------------------------------- --------------------------------- -----------------------------
                                         2009              2008             2009             2008          2009            2008
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)   $  1,919,395     $   2,315,834     $ (2,749,317)    $ (4,544,559)   $ 1,994,625    $  1,141,913
  Net realized gains (losses)      (1,567,583)       (1,196,314)     (11,541,600)      53,982,650     (1,539,514)       (652,981)
  Change in unrealized gains
     (losses) on investments        9,420,622        (9,618,517)      96,991,411     (215,124,181)     9,278,014     (11,768,551)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              9,772,434        (8,498,997)      82,700,494     (165,686,090)     9,733,125     (11,279,619)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           1,168,468         1,242,887       11,429,630       17,669,552        122,335         104,965
  Net transfers (including
     fixed account)                  (154,405)       (1,439,819)      (4,886,037)     (16,505,114)    10,654,161       5,509,171
  Contract charges                    (27,334)          (27,738)        (139,312)        (145,548)        (6,415)         (4,325)
  Transfers for contract
     benefits
     and terminations              (3,059,687)       (3,216,660)     (22,453,024)     (38,463,190)    (3,829,278)     (3,608,708)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions       (2,072,958)       (3,441,330)     (16,048,743)     (37,444,300)     6,940,803       2,001,103
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets                7,699,476       (11,940,327)      66,651,751     (203,130,390)    16,673,928      (9,278,516)
NET ASSETS:
  Beginning of year                23,781,248        35,721,575      232,101,268      435,231,658     25,140,094      34,418,610
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
  End of year                    $ 31,480,724     $  23,781,248     $298,753,019     $232,101,268    $41,814,022    $ 25,140,094
                                 =============== ================= ================ ================ ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       FTVIPT FRANKLIN RISING  FTVIPT FRANKLIN SMALL-MID CAP                                         FTVIPT TEMPLETON DEVELOPING
         DIVIDENDS SECURITIES              GROWTH SECURITIES   FTVIPT MUTUAL SHARES SECURITIES                MARKETS SECURITIES
                   SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------------------------ ------------------------------- ---------------------------------- ---------------------------------
          2009          2008             2009          2008              2009             2008              2009            2008
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
$      (96,356)   $  (28,769)   $  (666,739)     $  (907,644)     $    122,795        $ 889,708      $    630,060    $    177,411
    (1,416,329)     (334,360)    (2,917,638)       5,243,480        (3,008,444)       1,537,858        (1,809,059)     23,030,599
     4,327,402    (9,350,267)    16,747,645      (30,953,725)       12,517,371      (33,386,323)       13,249,671     (65,209,597)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
     2,814,717    (9,713,396)    13,163,268      (26,617,889)        9,631,722      (30,958,757)       12,070,672     (42,001,587)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
       114,740       747,655        493,680        1,022,356           181,390          787,259         1,963,269       3,248,389
    (1,057,711)   (2,278,656)     1,140,202       (2,495,602)          193,954       (4,868,005)        2,242,506     (91,131,411)
        (9,196)       (9,296)       (18,154)         (18,087)          (20,435)         (22,059)          (18,675)        (21,219)
    (1,985,005)   (3,445,949)    (3,163,976)      (6,580,391)       (5,103,719)      (8,084,621)       (1,763,389)     (6,070,296)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
    (2,937,172)   (4,986,246)    (1,548,248)      (8,071,724)       (4,748,810)     (12,187,426)        2,423,711     (93,974,537)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
      (122,455)  (14,699,642)    11,615,020      (34,689,613)        4,882,912      (43,146,183)       14,494,383    (135,976,124)
    21,687,343    36,386,985     32,498,385       67,187,998        45,238,751       88,384,934        16,745,138     152,721,262
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
$   21,564,888   $21,687,343   $ 44,113,405      $32,498,385     $  50,121,663     $ 45,238,751      $ 31,239,521    $ 16,745,138
================ ============= ================ ============== ================= ================ ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                          FTVIPT TEMPLETON FOREIGN         FTVIPT TEMPLETON GROWTH
                                                        SECURITIES                      SECURITIES        JANUS ASPEN ENTERPRISE
                                                        SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------------- ------------------------------- -----------------------------
                                           2009               2008            2009            2008          2009            2008
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $   1,984,994    $     1,048,056    $    413,275    $     58,313    $  (237,418)   $   (345,794)
  Net realized gains (losses)        (1,536,102)        20,467,386      (2,348,467)      1,967,334       (724,584)      1,503,330
  Change in unrealized gains
     (losses) on investments         38,123,807       (114,496,778)      8,945,989     (23,386,449)     6,330,570     (12,730,826)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               38,572,699        (92,981,336)      7,010,797     (21,360,802)     5,368,568     (11,573,290)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,930,577          2,957,266         135,958         263,429        374,347       1,024,615
  Net transfers (including
     fixed account)                  (4,329,483)        (7,608,103)       (229,946)         10,794       (724,842)       (517,484)
  Contract charges                      (41,237)           (40,943)        (15,114)        (15,691)        (5,404)         (5,794)
  Transfers for contract benefits
     and terminations               (13,483,049)       (21,601,173)     (2,712,248)     (4,437,436)    (1,764,183)     (2,482,216)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (15,923,192)       (26,292,953)     (2,821,350)     (4,178,904)    (2,120,082)     (1,980,879)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets                 22,649,507       (119,274,289)      4,189,447     (25,539,706)     3,248,486     (13,554,169)
NET ASSETS:
  Beginning of year                 121,590,564        240,864,853      26,545,651      52,085,357     13,787,452      27,341,621
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
  End of year                     $ 144,240,071    $   121,590,564    $ 30,735,098    $ 26,545,651    $17,035,938    $ 13,787,452
                                  ================ ================== =============== =============== ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

JANUS ASPEN GLOBAL LIFE SCIENCES JANUS ASPEN GLOBAL TECHNOLOGY             JANUS ASPEN OVERSEAS  JANUS ASPEN PERKINS MID CAP VALUE
                      SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
-------------------------------- -------------------------------- ------------------------------ ----------------------------------
         2009              2008           2009            2008              2009         2008             2009              2008
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
$     (65,082)  $       (97,412) $    (101,616)   $   (128,421)   $     (574,081) $   (164,459)   $    (30,302)  $       (36,924)
      147,284           515,283       (244,032)       (123,645)        1,013,290    13,444,378           7,637           406,277
      814,440        (2,583,481)     2,947,239      (4,309,848)       33,888,245   (65,791,608)        647,116        (1,306,582)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
      896,642        (2,165,610)     2,601,591      (4,561,914)       34,327,454   (52,511,689)        624,451          (937,229)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
        3,782             4,226         13,205          24,603         4,554,697     6,820,699          16,500                --
     (253,711)         (352,261)       485,712        (158,477)          691,509    (2,219,184)        (27,459)           24,812
       (2,829)           (3,262)        (3,683)         (3,819)          (54,179)      (50,468)           (457)             (462)
     (768,383)       (1,223,754)      (655,431)     (1,229,082)       (5,509,534)   (5,662,321)       (361,047)         (502,273)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
   (1,021,141)       (1,575,051)      (160,197)     (1,366,775)         (317,507)   (1,111,274)       (372,463)         (477,923)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
     (124,499)       (3,740,661)     2,441,394      (5,928,689)       34,009,947   (53,622,963)        251,988        (1,415,152)
    4,534,181         8,274,842      4,935,515      10,864,204        45,301,896    98,924,859       2,201,304         3,616,456
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
$   4,409,682   $     4,534,181  $   7,376,909    $  4,935,515    $   79,311,843  $ 45,301,896    $  2,453,292   $     2,201,304
=============== ================ ================ =============== =============== ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                     LMPVET BATTERYMARCH VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                           JANUS ASPEN WORLDWIDE                    GLOBAL EQUITY           EQUITY INCOME BUILDER
                                                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- -------------------------------- -------------------------------
                                           2009             2008            2009             2008           2009             2008
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ 6,345    $    (103,705)    $   424,285     $ (1,125,784)   $  1,602,729   $   (1,938,875)
  Net realized gains (losses)           (75,022)       4,444,624      (3,836,943)       6,324,271     (14,524,548)      (8,947,363)
  Change in unrealized gains
     (losses) on investments            381,968       (6,683,395)      9,668,932      (35,987,482)      36,785,072     (71,866,879)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  313,291       (2,342,476)      6,256,274      (30,788,995)      23,863,253     (82,753,117)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               121,118          193,865          25,154          192,764          768,503       1,979,925
  Net transfers (including
     fixed account)                     (79,484)     (23,767,018)     (1,868,570)      (4,116,433)      (5,254,861)    (16,389,562)
  Contract charges                         (193)            (153)        (12,237)         (12,186)         (47,584)        (48,397)
  Transfers for contract benefits
     and terminations                  (206,698)      (1,494,294)     (2,935,083)     (10,047,512)     (13,628,806)    (27,085,025)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (165,257)     (25,067,600)     (4,790,736)     (13,983,367)     (18,162,748)    (41,543,059)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                    148,034      (27,410,076)      1,465,538      (44,772,362)       5,700,505    (124,296,176)
NET ASSETS:
  Beginning of year                     933,270       28,343,346      37,811,490       82,583,852      131,469,976     255,766,152
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
  End of year                       $ 1,081,304      $   933,270     $39,277,028     $ 37,811,490     $137,170,481   $ 131,469,976
                                    ============== ================ =============== ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

    LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
              AGGRESSIVE GROWTH                       APPRECIATION                         CAPITAL              DIVIDEND STRATEGY
                     SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
---------------------------------- ------------------------------- -------------------------------- --------------------------------
           2009            2008               2009          2008              2009          2008              2009           2008
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
$ (7,051,093)      $(10,682,078)     $   2,090,272 $  (2,640,096)  $    (1,344,358) $ (3,119,209)      $   139,711    $   603,598
    (17,861,687)      6,981,186        (30,028,463)   22,333,532       (12,702,092)   29,866,607        (2,302,035)    (1,314,142)
    149,132,490    (321,052,738)       106,224,694  (238,791,753)       46,179,122  (107,121,597)        8,948,351    (17,573,568)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
    124,219,710    (324,753,630)        78,286,503  (219,098,317)       32,132,672   (80,374,199)        6,786,027    (18,284,112)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
      5,542,412       8,925,401          2,600,191     4,365,406             8,676        80,293           219,993        390,250
    (20,163,235)    (42,347,744)       (11,998,752)  (48,805,811)       (6,336,360)  (18,356,010)         (933,717)    (3,081,498)
       (371,456)       (415,120)          (342,983)     (391,070)          (35,240)      (36,590)          (35,116)       (39,155)
    (51,924,996)    (85,476,209)       (58,044,381)  (97,667,163)      (10,767,950)  (27,850,590)       (4,884,975)    (8,066,270)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
    (66,917,275)   (119,313,672)       (67,785,925) (142,498,638)      (17,130,874)  (46,162,897)       (5,633,815)   (10,796,673)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
     57,302,435    (444,067,302)        10,500,578  (361,596,955)       15,001,798  (126,537,096)        1,152,212    (29,080,785)
    428,934,280     873,001,582        453,131,027   814,727,982        95,061,000   221,598,096        38,759,544     67,840,329
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
$   486,236,715    $428,934,280    $   463,631,605  $453,131,027   $   110,062,798  $ 95,061,000    $   39,911,756    $38,759,544
================== =============== ================ ============== ================ =============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                             FUNDAMENTAL VALUE                         INVESTORS                LARGE CAP GROWTH
                                                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                              ----------------------------------- --------------------------------- -------------------------------
                                       2009               2008             2009             2008           2009             2008
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                        $ (1,084,649)     $     146,583    $     685,081     $   (591,328)   $(1,701,740)    $ (2,434,388)
  Net realized gains (losses)   (34,264,282)       (14,805,483)     (14,240,352)      (1,502,162)    (4,162,966)          88,318
  Change in unrealized gains
     (losses) on investments    144,706,434       (286,063,407)      46,249,821     (105,245,206)    47,784,748      (76,817,254)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          109,357,503       (300,722,307)      32,694,550     (107,338,696)    41,920,042      (79,163,324)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners         5,068,079          8,621,864        1,516,788        2,488,133        969,736        1,798,240
  Net transfers (including
     fixed account)             (20,340,485)       (48,654,348)      (5,165,234)     (16,377,761)    (5,377,553)     (12,440,014)
  Contract charges                 (295,178)          (319,653)        (113,847)        (129,821)       (63,731)         (68,335)
  Transfers for contract
     benefits
     and terminations           (56,687,701)      (100,575,463)     (22,376,338)     (43,469,753)   (15,160,894)     (28,733,323)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from
       contract transactions    (72,255,285)      (140,927,600)     (26,138,631)     (57,489,202)   (19,632,442)     (39,443,432)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets             37,102,218       (441,649,907)       6,555,919     (164,827,898)    22,287,600     (118,606,756)
NET ASSETS:
  Beginning of year             457,409,846        899,059,753      166,124,166      330,952,064    115,654,875      234,261,631
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
  End of year                 $ 494,512,064    $   457,409,846    $ 172,680,085    $ 166,124,166    $137,942,475    $115,654,875
                              ================ ================== ================ ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

  LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET GLOBAL CURRENTS VARIABLE  LMPVET INVESTMENT COUNSEL VARIABLE
                 MID CAP CORE               SMALL CAP GROWTH  INTERNATIONAL ALL CAP OPPORTUNITY                    SOCIAL AWARENESS
                   SUBACCOUNT                     SUBACCOUNT                         SUBACCOUNT                          SUBACCOUNT
------------------------------- ------------------------------ --------------------------------- ----------------------------------
          2009          2008              2009         2008              2009             2008            2009                2008
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
 $    (712,816)   $ (1,269,715)  $    (983,278) $ (1,455,340)   $    (124,738) $       590,857   $     102,706     $       342,811
    (4,817,934)     (3,753,382)     (4,191,230)    1,045,510      (12,308,346)     (12,209,484)     (1,676,548)           (938,481)
    22,148,353     (29,132,186)     25,432,378   (40,484,444)      28,306,410      (44,954,847)     11,411,988         (18,204,899)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
    16,617,603     (34,155,283)     20,257,870   (40,894,274)      15,873,326      (56,573,474)      9,838,146         (18,800,569)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
       181,097         404,885         972,776     1,401,801        1,013,444        1,703,924       1,664,098           2,435,962
    (2,694,717)     (6,563,468)       (254,063)   (6,153,396)      (1,310,696)      (3,537,285)     (1,318,402)         (1,913,333)
       (32,020)        (35,978)        (30,235)      (33,507)         (67,770)         (75,243)        (53,521)            (57,222)
    (6,750,987)    (11,479,223)     (6,371,456)  (11,268,492)      (8,020,793)     (16,060,554)     (4,566,254)         (6,794,422)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
    (9,296,627)    (17,673,784)     (5,682,978)  (16,053,594)      (8,385,815)     (17,969,158)     (4,274,079)         (6,329,015)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
     7,320,976     (51,829,067)     14,574,892   (56,947,868)       7,487,511      (74,542,632)      5,564,067         (25,129,584)
    55,520,897     107,349,964      53,919,156   110,867,024       65,489,475      140,032,107      50,092,116          75,221,700
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
$   62,841,873    $ 55,520,897   $  68,494,048  $ 53,919,156    $  72,976,986   $   65,489,475   $  55,656,183     $    50,092,116
================ ============= =============== ============== =============== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                              LMPVET LIFESTYLE ALLOCATION 50%      LMPVET LIFESTYLE ALLOCATION 70%   LMPVET LIFESTYLE ALLOCATION 85%
                                                   SUBACCOUNT                           SUBACCOUNT                        SUBACCOUNT
                              ------------------------------- ------- ------------------------------ -------------------------------
                                       2009              2008                 2009           2008          2009                2008
                              ---------------- --------------         -------------- --------------- ------------ ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                        $  3,307,936         $    2,479,250     $ 1,055,046    $   643,117    $   273,649      $     101,157
  Net realized gains (losses)    (6,644,148)               512,059      (3,894,622)    (2,801,886)    (2,712,191)        (1,546,513)
  Change in unrealized gains
     (losses) on investments     28,756,003            (47,437,354)     16,767,233    (25,721,491)    10,599,302        (19,093,660)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations           25,419,791            (44,446,045)     13,927,657    (27,880,260)     8,160,760        (20,539,016)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           421,353                556,869         404,966        745,232        223,317            544,794
  Net transfers (including
     fixed account)              (2,074,026)            (3,284,578)       (878,539)    (1,094,099)      (918,880)           156,260
  Contract charges                  (71,612)               (85,586)        (64,159)       (73,518)       (47,938)           (55,245)
  Transfers for contract
     benefits
     and terminations           (17,826,389)           (26,535,523)     (7,039,118)   (12,414,104)    (3,591,201)        (8,089,907)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (19,550,674)           (29,348,818)     (7,576,850)   (12,836,489)    (4,334,702)        (7,444,098)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets              5,869,117            (73,794,863)      6,350,807    (40,716,749)     3,826,058        (27,983,114)
NET ASSETS:
  Beginning of year              98,139,570            171,934,433      50,738,235     91,454,984     30,330,127         58,313,241
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
  End of year                  $104,008,687         $   98,139,570     $57,089,042    $50,738,235    $34,156,185       $ 30,330,127
                              ================ ====================== =============  =============== ============ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

LMPVIT WESTERN ASSET VARIABLE  LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE      LMPVIT WESTERN ASSET VARIABLE
       ADJUSTABLE RATE INCOME   DIVERSIFIED STRATEGIC INCOME           GLOBAL HIGH YIELD BOND                        HIGH INCOME
                   SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- --------------------------------
          2009         2008              2009           2008              2009           2008               2009          2008
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
     $ 1,689    $   617,188     $   1,187,313    $ 1,805,621     $   1,101,593    $ 1,256,829     $   12,878,981  $ 14,780,997
    (1,237,717)  (1,744,008)       (1,650,498)    (2,437,742)       (1,124,277)      (759,385)       (13,761,983)  (14,694,020)
     3,615,554   (4,846,224)        6,040,840     (6,518,920)        5,223,839     (5,842,294)        60,394,730   (57,188,572)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
     2,379,526   (5,973,044)        5,577,655     (7,151,041)        5,201,155     (5,344,850)        59,511,728   (57,101,595)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
       146,166      297,371            31,283          2,520            17,424         21,255            492,931     1,057,627
       509,089   (2,718,587)       (1,415,849)    (2,221,054)        1,163,720       (836,592)        (6,744,472)  (14,809,942)
        (4,710)      (5,004)           (9,247)        (9,538)           (2,558)        (2,481)           (61,218)      (63,309)
    (2,419,377)  (5,203,533)       (4,505,429)    (9,758,886)       (1,935,342)    (2,023,159)       (17,104,190)  (29,348,192)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
    (1,768,832)  (7,629,753)       (5,899,242)   (11,986,958)         (756,756)    (2,840,977)       (23,416,949)  (43,163,816)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
       610,694  (13,602,797)         (321,587)   (19,137,999)        4,444,399     (8,185,827)        36,094,779  (100,265,411)
    16,918,729   30,521,526        34,921,049     54,059,048        10,450,813     18,636,640        115,143,440   215,408,851
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
$ 17,529,423    $16,918,729      $ 34,599,462    $34,921,049     $  14,895,212    $10,450,813     $ 151,238,219   $115,143,440
=============== ============== ================= ============== ================= ============== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                  LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE    MIST AMERICAN FUNDS BALANCED
                                                   MONEY MARKET                   STRATEGIC BOND        ALLOCATION
                                                     SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                               ----------------------------------- -------------------------------- -------------------------------
                                        2009               2008            2009             2008       2009              2008 (a)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)  $ (4,222,346)     $   2,377,684    $    859,256     $  1,569,046    $  (3,537)          $  11,203
  Net realized gains (losses)             --                 --      (1,100,885)      (1,709,334)      (2,084)              (2,050)
  Change in unrealized gains
     (losses) on investments              --                 --       5,935,050       (7,636,352)     160,261              (53,327)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations            (4,222,346)         2,377,684       5,693,421       (7,776,640)     154,640              (44,174)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners          2,955,932          5,878,809           7,220           74,985      320,557              153,405
  Net transfers (including
     fixed account)                5,762,379        232,037,321       2,613,984       (2,873,419)     197,687              222,951
  Contract charges                   (95,517)           (72,944)         (4,939)          (4,566)        (224)                  --
  Transfers for contract
     benefits
     and terminations           (106,871,806)      (134,617,023)     (4,288,148)      (5,118,590)     (31,577)              (7,206)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions              (98,249,015)       103,226,163      (1,671,883)      (7,921,590)     486,443              369,150
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets            (102,471,361)       105,603,847       4,021,538      (15,698,230)     641,083              324,976
NET ASSETS:
  Beginning of year              338,022,005        232,418,158      30,221,472       45,919,702      324,976                   --
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
  End of year                  $ 235,550,647    $   338,022,005    $ 34,243,010     $ 30,221,472    $ 966,059            $ 324,976
                               ================ ================== =============== ================ ========== ====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE       MIST BATTERYMARCH GROWTH AND
                ALLOCATION                      ALLOCATION                             INCOME         MIST BLACKROCK HIGH YIELD
                SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT                        SUBACCOUNT
----------------------------- ------------------------------- ---------------------------------- ---------------------------------
       2009        2008 (a)          2009          2008 (a)              2009            2008               2009           2008
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
$    (2,701)      $  9,580    $    (1,999)   $       3,334    $     2,451,214    $    869,227    $     3,942,494    $ 6,246,964
     (3,419)        (1,143)           257              (33)       (16,872,998)     37,057,822         (3,320,122)    (4,075,599)
    142,000        (70,650)        60,785          (20,669)        58,842,052    (192,954,457)        33,546,583    (30,512,042)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    135,880        (62,213)        59,043          (17,368)        44,420,268    (155,027,408)        34,168,955    (28,340,677)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    304,211         89,672        154,163           64,926          4,446,298       7,429,266          2,835,110      3,263,835
    100,506        210,873        325,211           50,616         (6,613,857)    (14,248,935)         2,735,589     (2,251,185)
       (203)            --           (338)              --           (223,627)       (255,637)           (50,803)       (49,656)
    (38,467)        (7,251)        (8,618)             559        (19,408,271)    (39,080,820)       (11,868,622)   (15,406,466)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    366,047        293,294        470,418          116,101        (21,799,457)    (46,156,126)        (6,348,726)   (14,443,472)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    501,927        231,081        529,461           98,733         22,620,811    (201,183,534)        27,820,229    (42,784,149)
    231,081             --         98,733               --        239,145,150     440,328,684         78,057,547    120,841,696
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
$ 733,008         $231,081    $ 628,194      $      98,733    $ 261,765,961      $239,145,150    $   105,877,776    $ 78,057,547
============== ============== ============== ================ ================== =============== ================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                                   SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                               --------------------------------- ---------------------------------- ------------------------------
                                       2009              2008            2009               2008          2009             2008
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $ (68,789)    $    (748,568)   $  1,357,013    $       506,749    $    (88,882)  $     (114,441)
  Net realized gains (losses)    (5,945,472)         (737,377)    (12,691,428)           203,798        (912,364)        (200,681)
  Change in unrealized gains
     (losses) on investments     14,317,076       (34,965,394)     33,247,888        (53,984,766)      3,949,380       (3,531,575)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations            8,302,815       (36,451,339)     21,913,473        (53,274,219)      2,948,134       (3,846,697)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           588,063           774,078       3,165,013          3,968,299         442,189          582,257
  Net transfers (including
     fixed account)                (220,275)       (1,651,178)       (504,030)        (7,748,575)        705,191        1,842,423
  Contract charges                  (53,613)          (63,318)        (39,919)           (43,112)         (4,125)          (3,876)
  Transfers for contract
     benefits
     and terminations            (6,306,936)      (12,654,876)     (8,466,907)       (15,024,743)     (1,232,508)      (1,064,845)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions     (5,992,761)      (13,595,294)     (5,845,843)       (18,848,131)        (89,253)       1,355,959
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets              2,310,054       (50,046,633)     16,067,630        (72,122,350)      2,858,881       (2,490,738)
NET ASSETS:
  Beginning of year              54,264,589       104,311,222      68,580,445        140,702,795      10,817,418       13,308,156
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
  End of year                  $ 56,574,643    $   54,264,589    $ 84,648,075    $    68,580,445    $ 13,676,299     $ 10,817,418
                               =============== ================= =============== ================== ============= ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                  MIST HARRIS                                                                        MIST LEGG MASON PARTNERS
        OAKMARK INTERNATIONAL                   MIST JANUS FORTY              MIST LAZARD MID CAP           AGGRESSIVE GROWTH
                   SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
-------------------------------- ---------------------------------- -------------------------------- -------------- ------------
          2009           2008               2009            2008              2009           2008           2009      2008 (a)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
 $ 4,682,379      $   360,106    $    (6,405,206)   $ 34,636,207      $    (39,120)   $  (964,192)   $      (556)   $     (69)
   (10,091,158)     6,710,521        (19,418,471)     10,335,932        (5,453,218)    (2,842,032)        11,965           (9)
    36,479,104    (56,193,090)       209,631,483    (393,691,219)       29,578,070    (40,689,078)        35,410       (6,904)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    31,070,325    (49,122,463)       183,807,806    (348,719,080)       24,085,732    (44,495,302)        46,819       (6,982)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
     1,113,251      2,006,867         21,551,964      31,620,247         2,613,232      2,696,382         32,362       36,113
    (1,017,156)    (5,702,394)          (426,999)        129,273        (1,741,861)   117,636,546         13,680       24,200
       (26,663)       (23,819)          (529,803)       (578,393)          (51,613)       (53,045)           (29)          --
    (7,306,904)   (14,954,222)       (42,839,362)    (71,609,168)       (7,477,909)    (9,538,218)        (6,822)        (685)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    (7,237,472)   (18,673,568)       (22,244,200)    (40,438,041)       (6,658,151)   110,741,665         39,191       59,628
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    23,832,853    (67,796,031)       161,563,606    (389,157,121)       17,427,581     66,246,363         86,010       52,646
    62,788,056    130,584,087        456,343,114     845,500,235        72,983,686      6,737,323         52,646           --
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
$ 86,620,909      $62,788,056    $   617,906,720    $456,343,114    $   90,411,267    $72,983,686    $   138,656    $  52,646
================= ============== ================== =============== ================= ============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                         MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND
                                    MIST LEGG MASON VALUE EQUITY                           MARKETS                     DEBENTURE
                                                      SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- --------------------------------- -----------------------------
                                           2009             2008             2009             2008          2009            2008
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (7,487)   $    (106,758)   $   1,720,677    $   7,348,205   $ 3,916,408     $ 2,303,361
  Net realized gains (losses)        (1,301,245)        (255,490)      (5,651,441)       8,455,484    (1,636,650)       (419,048)
  Change in unrealized gains
     (losses) on investments          2,481,916       (3,716,890)      51,705,781     (108,312,444)   16,963,593     (17,926,208)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                1,173,184       (4,079,138)      47,775,017      (92,508,755)   19,243,351     (16,041,895)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                37,584           24,523        5,841,713        9,718,553       452,683         980,959
  Net transfers (including
     fixed account)                     186,327          800,980       (4,332,251)     (10,090,938)    2,278,449        (647,421)
  Contract charges                         (603)            (548)        (129,077)        (142,112)      (22,052)        (21,535)
  Transfers for contract benefits
     and terminations                (1,450,175)        (485,053)     (12,276,292)     (20,764,812)   (9,591,221)    (14,440,499)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions         (1,226,867)         339,902      (10,895,907)     (21,279,309)   (6,882,141)    (14,128,496)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets                    (53,683)      (3,739,236)      36,879,110     (113,788,064)   12,361,210     (30,170,391)
NET ASSETS:
  Beginning of year                   4,349,147        8,088,383      129,910,023      243,698,087    58,397,632      88,568,023
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
  End of year                       $ 4,295,464    $   4,349,147    $ 166,789,133    $ 129,910,023    $70,758,842    $58,397,632
                                    ============== ================ ================ ================ ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

    MIST LORD ABBETT GROWTH AND
                         INCOME MIST LORD ABBETT MID CAP VALUE    MIST MET/AIM SMALL CAP GROWTH    MIST MET/FRANKLIN MUTUAL SHARES
                     SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT     SUBACCOUNT
------------------------------- --------------------------------- -------------------------------- -------------- -----------------
           2009         2008              2009            2008             2009            2008           2009             2008 (a)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
    $ 574,143   $   (518,466)   $      130,939    $ (1,019,069)   $    (111,953)   $   (123,380)   $    (6,635)   $          6,490
   (15,335,665)    9,287,273        (8,459,967)      3,511,504         (704,842)        128,558            838              (1,898)
     36,121,241 (103,500,968)       19,719,017     (39,220,051)       2,705,257      (3,655,653)        85,427              (9,000)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
     21,359,719  (94,732,161)       11,389,989     (36,727,616)       1,888,462      (3,650,475)        79,630              (4,408)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
      1,651,942    2,812,848           358,828         722,714          224,001         363,342          1,230                  --
    (2,622,078)   (3,690,353)       (1,779,563)     (4,465,340)       1,005,814       2,553,268        214,583             258,422
       (48,861)      (51,334)          (15,016)        (15,297)          (2,760)         (2,737)           (35)                 --
   (15,460,342)  (27,056,746)       (5,007,118)     (9,262,215)        (509,413)       (544,964)       (19,501)                137
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
   (16,479,339)  (27,985,585)       (6,442,869)    (13,020,138)         717,642       2,368,909        196,277             258,559
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
      4,880,380 (122,717,746)        4,947,120     (49,747,754)       2,606,104      (1,281,566)       275,907             254,151
    145,054,521  267,772,267        51,848,646     101,596,400        5,665,418       6,946,984        254,151                  --
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
$ 149,934,901   $145,054,521    $   56,795,766    $ 51,848,646    $   8,271,522    $  5,665,418    $   530,058    $         254,151
=============== =============== ================= =============== ================ =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                         MIST METLIFE    MIST METLIFE         MIST METLIFE         MIST MFS EMERGING MARKETS
                                    BALANCED STRATEGY GROWTH STRATEGY    MODERATE STRATEGY                            EQUITY
                                           SUBACCOUNT      SUBACCOUNT           SUBACCOUNT                        SUBACCOUNT
                                    ----------------- --------------- -------------------- ---------------------------------
                                           2009 (c)        2009 (c)             2009 (c)          2009               2008
                                    ----------------- --------------- -------------------- -------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (301,342)   $   (287,582)   $        (183,314)   $     (9,356)        $ (721,578)
  Net realized gains (losses)              237,772         251,517              179,733      (9,293,010)          (497,728)
  Change in unrealized gains
     (losses) on investments             4,710,288       5,018,238            2,565,637      51,948,455        (73,587,241)
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                   4,646,718       4,982,173            2,562,056      42,646,089        (74,806,547)
                                    ----------------- --------------- -------------------- -------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   27,807          38,042              229,967         344,509          1,133,641
  Net transfers (including
     fixed account)                     20,779,948      19,240,050           12,075,665       2,379,869         84,954,513
  Contract charges                          (7,434)         (7,208)              (5,082)        (23,252)           (19,897)
  Transfers for contract benefits
     and terminations                   (1,181,757)       (902,598)            (444,565)     (8,374,122)       (11,582,681)
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            19,618,564      18,368,286           11,855,985      (5,672,996)        74,485,576
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets                    24,265,282      23,350,459           14,418,041      36,973,093           (320,971)
NET ASSETS:
  Beginning of year                             --              --                   --      69,356,966         69,677,937
                                    ----------------- --------------- -------------------- -------------- ------------------
  End of year                       $   24,265,282    $23,350,459     $      14,418,041    $106,330,059       $ 69,356,966
                                    ================= =============== ==================== ============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER CAPITAL   MIST PIMCO INFLATION PROTECTED
MIST MFS RESEARCH INTERNATIONAL                     APPRECIATION                             BOND          MIST PIMCO TOTAL RETURN
                     SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
-------------------------------- --------------------------------- --------------------------------- ------------------------------
          2009            2008              2009           2008               2009           2008               2009          2008
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
 $ 1,013,029     $     (49,444)  $    (3,650,583) $  (2,603,878)   $     1,944,386    $ 1,999,870    $    (3,435,834)   $  379,105
   (10,563,967)      2,404,190       (15,735,907)    (2,534,553)           (65,519)        67,398          3,482,044       335,639
    27,743,824     (56,604,872)      125,727,403   (207,510,855)        12,384,689    (12,342,340)        46,874,754    (1,309,807)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
    18,192,886     (54,250,126)      106,340,913   (212,649,286)        14,263,556    (10,275,072)        46,920,964      (595,063)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
     1,173,880       2,064,377        11,807,411     11,715,054          1,973,077      1,744,128          5,074,691       209,761
    (1,790,513)     28,536,374        (5,621,823)   458,413,613         11,450,930     25,682,744        417,280,463     6,769,412
       (25,292)        (25,361)         (331,667)      (365,437)           (29,677)       (25,206)          (109,662)       (2,178)
    (7,634,744)    (10,612,912)      (22,675,479)   (25,668,464)       (12,545,627)   (13,650,899)       (54,406,078)   (2,986,989)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
    (8,276,669)     19,962,478       (16,821,558)   444,094,766            848,703     13,750,767        367,839,414     3,990,006
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
     9,916,217     (34,287,648)       89,519,355    231,445,480         15,112,259      3,475,695        414,760,378     3,394,943
    68,048,654     102,336,302       261,896,842     30,451,362         89,827,203     86,351,508         22,251,150    18,856,207
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
$ 77,964,871     $  68,048,654   $ 351,416,197     $261,896,842    $   104,939,462    $89,827,203    $   437,011,528    $22,251,150
================ =============== ================= =============== ================== ============== ================== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                             MIST SSGA GROWTH AND
                                              MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME                      INCOME ETF
                                                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 --------------------------------- --------------------------------- -------------------------------
                                         2009              2008             2009             2008           2009             2008
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (139,756)     $    (87,006)     $ 5,733,211     $  9,535,930    $    992,384   $      906,619
  Net realized gains (losses)        (620,443)         (238,413)        (188,988)      (1,938,011)     (2,255,281)       2,866,731
  Change in unrealized gains
     (losses) on investments       10,674,334        (9,816,853)      50,068,119      (31,195,525)     24,831,651      (44,648,567)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              9,914,135       (10,142,272)      55,612,342      (23,597,606)     23,568,754      (40,875,217)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             730,485           991,484        3,025,381        3,581,237       5,625,107        8,882,895
  Net transfers (including
     fixed account)                23,026,848          (990,274)      60,557,349       13,389,090      (4,402,096)      (8,791,168)
  Contract charges                    (30,183)          (17,060)         (73,100)         (50,472)       (195,538)        (218,764)
  Transfers for contract
     benefits
     and terminations              (3,865,309)       (3,330,523)     (25,602,384)     (24,422,789)    (11,908,112)     (16,649,019)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions       19,861,841        (3,346,373)      37,907,246       (7,502,934)    (10,880,639)     (16,776,056)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets               29,775,976       (13,488,645)      93,519,588      (31,100,540)     12,688,115      (57,651,273)
NET ASSETS:
  Beginning of year                18,839,100        32,327,745      156,083,247      187,183,787     109,653,164      167,304,437
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
  End of year                    $ 48,615,076    $   18,839,100    $ 249,602,835    $ 156,083,247    $122,341,279    $ 109,653,164
                                 =============== ================= ================ ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                  MIST T. ROWE PRICE MID CAP                                                 MIST TURNER MID CAP
          MIST SSGA GROWTH ETF                       GROWTH     MIST THIRD AVENUE SMALL CAP VALUE                         GROWTH
                    SUBACCOUNT                   SUBACCOUNT                            SUBACCOUNT                     SUBACCOUNT
--------------------------------- ----------------------------- ------------------------------------ ------------------------------
           2009           2008             2009      2008 (a)              2009              2008             2009       2008 (a)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
    $ 876,544      $    503,190     $    (31,486)   $ (18,381)   $      (509,689)   $   (1,533,128)    $    (53,083)   $  (49,738)
     (2,989,223)      3,199,635         (127,441)     (43,931)       (10,222,037)        4,093,317         (363,716)     (135,578)
     34,332,000     (69,119,633)         748,484     (583,520)        40,735,191       (64,026,673)       1,412,188    (1,830,916)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     32,219,321     (65,416,808)         589,557     (645,832)        30,003,465       (61,466,484)         995,389    (2,016,232)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
      9,285,810      16,289,863           71,177        2,147          5,154,111         8,015,346            9,364        14,897
     (6,955,257)    (16,721,992)         925,351    1,744,086         (5,074,616)      (19,084,521)         (14,949)    4,570,829
       (236,972)       (265,768)            (505)        (380)           (89,548)         (100,008)          (1,046)       (1,103)
     (9,446,385)    (13,154,590)        (110,975)     (38,360)       (12,549,405)      (19,079,001)        (201,507)     (237,309)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     (7,352,804)    (13,852,487)         885,048    1,707,493        (12,559,458)      (30,248,184)        (208,138)    4,347,314
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     24,866,517     (79,269,295)       1,474,605    1,061,661         17,444,007       (91,714,668)         787,251     2,331,082
    123,461,622     202,730,917        1,061,661           --        132,190,608       223,905,276        2,331,082            --
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
$ 148,328,139      $123,461,622    $   2,536,266   $1,061,661    $   149,634,615   $   132,190,608    $   3,118,333   $ 2,331,082
================== ============== ================ ============ ================== ================= ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                           MIST VAN KAMPEN MID CAP     MORGAN STANLEY CAPITAL
                                          MIST VAN KAMPEN COMSTOCK                          GROWTH              OPPORTUNITIES
                                                        SUBACCOUNT                      SUBACCOUNT                 SUBACCOUNT
                                    ----------------------------------- ------------------------------- --------------------------
                                             2009             2008            2009            2008         2009          2008
                                    ----------------   ---------------- --------------- --------------- ------------ -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (2,508,082)       $ 2,487        $  (276,970)     $  (209,542)     $   (20,730) $   (28,978)
  Net realized gains (losses)           3,522,859          (45,580)      (1,381,216)        (805,959)          (3,174)      66,520
  Change in unrealized gains
     (losses) on investments           55,307,087         (319,346)       8,351,445      (10,201,486)         526,176     (846,778)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 56,321,864         (362,439)       6,693,259      (11,216,987)         502,272     (809,236)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 897,453           25,976           59,236           96,526            1,200           --
  Net transfers (including
     fixed account)                   197,759,833         (295,329)         399,825       20,536,961           41,974     (698,591)
  Contract charges                       (120,334)            (207)          (3,622)          (3,271)            (126)        (122)
  Transfers for contract benefits
     and terminations                 (18,470,317)        (135,685)      (1,861,341)      (2,108,366)         (70,086)    (181,769)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          180,066,635         (405,245)      (1,405,902)      18,521,850          (27,038)    (880,482)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets                  236,388,499         (767,684)       5,287,357        7,304,863          475,234   (1,689,718)
NET ASSETS:
  Beginning of year                       648,344        1,416,028       12,604,861        5,299,998          753,390    2,443,108
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
  End of year                       $ 237,036,843      $   648,344      $17,892,218     $ 12,604,861       $1,228,624 $    753,390
                                    ================   ================ =============== ===============  ============ =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                               MSF BARCLAYS CAPITAL AGGREGATE                    MSF BLACKROCK
MORGAN STANLEY DIVIDEND GROWTH   MORGAN STANLEY S&P 500 INDEX                      BOND INDEX                AGGRESSIVE GROWTH
                    SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- ----------------------------- --------------------------------- ------------------------------
         2009             2008            2009           2008             2009           2008               2009         2008
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
  $    (8,245)   $     (49,874)     $ 30,080      $     9,605    $   6,658,550   $   5,127,410    $   (1,460,494) $ (2,320,904)
      (41,581)          11,587        (110,424)        14,702          117,524        (137,346)       (5,561,733)     (583,784)
      498,780       (1,265,207)      1,433,544     (3,665,149)      (1,818,067)      1,373,510        47,151,550  (82,608,125)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
      448,954       (1,303,494)      1,353,200     (3,640,842)       4,958,007       6,363,574        40,129,323  (85,512,813)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
          200               --          27,898         21,500        4,759,392       7,011,637         1,007,472    1,680,989
      147,897         (195,144)        209,799        106,124       (4,887,320)     (9,762,625)       (2,001,221)   (5,832,422)
         (257)            (286)         (1,040)          (950)        (109,783)       (110,415)         (100,380)     (114,132)
     (301,578)        (336,166)       (196,050)      (508,939)     (15,526,500)    (21,803,188)      (12,129,817)  (25,496,166)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
     (153,738)        (531,596)         40,607       (382,265)     (15,764,211)    (24,664,591)      (13,223,946)  (29,761,731)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
      295,216       (1,835,090)      1,393,807     (4,023,107)     (10,806,204)    (18,301,017)       26,905,377  (115,274,544)
    1,981,211        3,816,301       5,673,311      9,696,418      135,715,355     154,016,372        91,555,768   206,830,312
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
$   2,276,427     $  1,981,211   $   7,067,118    $ 5,673,311  $   124,909,151    $135,715,355    $  118,461,145  $ 91,555,768
================ =============== ================ ============ ================== ============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    MSF BLACKROCK BOND INCOME         MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK LARGE CAP VALUE
                                                   SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                             ----------------------------------- --------------------------------- --------------------------------
                                      2009               2008             2009             2008          2009            2008 (a)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                       $ 15,849,758     $   12,803,418    $   3,554,551    $   2,428,537    $   (96,633)     $   (310,808)
  Net realized gains
 (losses)                       (1,318,378)           947,866       (3,639,908)      (2,076,771)   (1,183,439)          (620,613)
  Change in unrealized gains
     (losses) on investments     8,009,416        (32,707,621)      42,314,738      (45,812,412)    2,824,117         (7,918,754)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          22,540,796        (18,956,337)      42,229,381      (45,460,646)    1,544,045         (8,850,175)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        2,837,319          3,883,712        5,537,932        4,653,829       268,895            125,416
  Net transfers (including
     fixed account)             20,579,435         (5,102,152)     132,215,313         (396,394)      624,990         28,505,246
  Contract charges                (116,686)          (120,024)        (251,232)        (137,629)       (6,896)            (6,825)
  Transfers for contract
     benefits
     and terminations          (40,944,661)       (62,634,821)     (20,744,481)     (18,148,617)   (1,170,695)        (1,776,531)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions   (17,644,593)       (63,973,285)     116,757,532      (14,028,811)     (283,706)        26,847,306
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets             4,896,203        (82,929,622)     158,986,913      (59,489,457)    1,260,339         17,997,131
NET ASSETS:
  Beginning of year            305,259,676        388,189,298      122,906,726      182,396,183    17,997,131                 --
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
  End of year                $ 310,155,879    $   305,259,676    $ 281,893,639    $ 122,906,726    $ 19,257,470    $  17,997,131
                             ================ ================== ================ ================ ============= ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MSF BLACKROCK LEGACY LARGE CAP
                        GROWTH       MSF BLACKROCK MONEY MARKET        MSF DAVIS VENTURE VALUE            MSF FI VALUE LEADERS
                    SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
------------------------------- -------------------------------- ------------------------------ ---------------------------------
           2009       2008 (a)             2009          2008              2009      2008 (a)              2009           2008
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
$    (2,298,591)  $       (10)  $    (4,537,361) $  4,708,669    $      (32,829) $  (628,533)     $   1,118,879    $    347,602
      2,742,618            (6)               --            --        (4,049,816)  (2,115,336)       (14,115,110)      3,536,071
     63,399,818          (375)               --            --        15,655,746  (24,222,679)        30,416,145     (77,542,269)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
     63,843,845          (391)       (4,537,361)    4,708,669        11,573,101  (26,966,548)        17,419,914     (73,658,596)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
      2,584,629        14,879        13,812,864    18,848,298           511,862      621,722            707,028       1,056,746
    220,173,602         4,867       116,918,241   391,137,857           637,188   73,206,950         (3,105,174)       (117,906)
       (149,841)           --          (171,530)     (144,491)          (14,523)     (12,042)           (33,631)        (33,741)
    (16,544,345)          (44)     (231,513,145) (309,355,748)       (4,880,875)  (5,640,002)       (11,994,511)    (22,610,267)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
    206,064,045        19,702      (100,953,570)  100,485,916        (3,746,348)  68,176,628        (14,426,288)    (21,705,168)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
    269,907,890        19,311      (105,490,931)  105,194,585         7,826,753   41,210,080          2,993,626     (95,363,764)
         19,311            --       441,091,140   335,896,555        41,210,080           --        100,762,189     196,125,953
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
$   269,927,201   $    19,311   $   335,600,209  $441,091,140    $   49,036,833  $41,210,080    $   103,755,815    $100,762,189
================= ============= ================ =============== =============== ============== ================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                             MSF
                                                                       MSF       MET/DIMENSIONAL
                                                             LOOMIS SAYLES         INTERNATIONAL
                                 MSF JENNISON GROWTH        SMALL CAP CORE         SMALL COMPANY  MSF METLIFE AGGRESSIVE ALLOCATION
                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT                         SUBACCOUNT
                             ------------------------------- -------------------- -------------- ----------------------------------
                                     2009         2008 (a)         2009 (c)           2009 (c)         2009                   2008
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                       $ (823,693)   $    (771,689)   $      (2,259)       $      (347)   $   481,447      $      (391,670)
  Net realized gains
 (losses)                     (3,764,322)      (1,710,483)           1,003                101     (2,659,832)              19,900
  Change in unrealized gains
     (losses) on investments  22,199,459      (25,817,754)          43,867                933     15,262,035          (30,203,547)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations        17,611,444      (28,299,926)          42,611                687     13,083,650           (30,575,317)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        420,491          289,023           39,528              2,821      4,450,429             5,462,086
  Net transfers (including
     fixed account)           (2,249,842)      87,925,070          254,535             72,058        497,698            (2,606,692)
  Contract charges               (54,956)         (60,439)             (20)                (1)       (68,969)              (69,726)
  Transfers for contract
     benefits
     and terminations         (6,953,762)      (6,863,401)         (11,266)              (134)    (3,689,758)           (5,688,662)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets
       resulting
       from
       contract transactions  (8,838,069)      81,290,253          282,777             74,744      1,189,400            (2,902,994)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets           8,773,375       52,990,327          325,388             75,431     14,273,050           (33,478,311)
NET ASSETS:
  Beginning of year           52,990,327              --               --                 --      43,639,028             77,117,339
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
  End of year                $61,763,702  $   52,990,327     $     325,388         $   75,431    $57,912,078           $ 43,639,028
                             ============ ================== ==================== ============== ============== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                 MSF METLIFE    MSF METLIFE CONSERVATIVE TO
     CONSERVATIVE ALLOCATION            MODERATE ALLOCATION  MSF METLIFE MID CAP STOCK INDEX    MSF METLIFE MODERATE ALLOCATION
                  SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
----------------------------- ------------------------------ ---------------------------------- ----------------------------------
          2009        2008              2009         2008             2009              2008               2009            2008
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
  $    413,774  $  (177,171)   $    1,584,645  $  (152,398)    $     26,945    $        5,831      $   6,437,828    $ (1,865,325)
      (207,205)    (358,759)       (2,735,851)   (1,177,646)         (82,239)          194,205         (8,424,503)     (2,747,758)
     4,656,981   (3,754,793)       17,221,045   (21,885,122)       1,716,453        (2,504,793)        84,951,148    (146,964,157)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     4,863,550   (4,290,723)       16,069,839   (23,215,166)       1,661,159        (2,304,757)        82,964,473    (151,577,240)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     1,051,508    1,006,796         3,798,278     4,999,651          404,500           500,192         21,531,199      30,484,065
     7,292,500   13,649,344         4,082,362     4,705,961          313,320           928,007         (2,092,627)     (1,062,555)
        (9,805)      (6,885)          (58,296)      (53,640)          (4,740)           (4,504)          (464,281)       (458,718)
    (4,309,783)  (3,627,058)      (11,035,816)  (12,261,330)        (473,648)         (468,551)       (40,662,396)    (57,581,578)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     4,024,420   11,022,197        (3,213,472)   (2,609,358)         239,432           955,144        (21,688,105)    (28,618,786)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     8,887,970    6,731,474        12,856,367   (25,824,524)       1,900,591        (1,349,613)        61,276,368    (180,196,026)
    23,973,280   17,241,806        76,216,690   102,041,214        4,353,823         5,703,436        349,923,570     530,119,596
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
  $ 32,861,250  $23,973,280    $   89,073,057  $ 76,216,690    $   6,254,414   $     4,353,823    $   411,199,938   $ 349,923,570
=============== ============= ===============  =============  =============== ================= ================== ===============


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                       MSF METLIFE MODERATE TO
                                         AGGRESSIVE ALLOCATION           MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN
                                                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                              ----------------------------------- --------------------------------- -------------------------------
                                       2009               2008             2009             2008           2009             2008
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                         $ 4,265,143    $    (2,264,924)   $  (3,304,307)    $   3,903,640   $  15,963,723   $   16,414,038
  Net realized gains (losses)    (8,435,668)        (1,237,714)        1,951,873        6,818,391     (34,447,130)      39,935,543
  Change in unrealized gains
     (losses) on investments     81,483,365       (165,604,362)      195,977,835     (234,453,075)    110,011,807     (269,876,523)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations           77,312,840       (169,107,000)      194,625,401     (223,731,044)     91,528,400     (213,526,942)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        19,494,043         27,473,081        44,566,390       31,336,147       9,924,994       18,543,406
  Net transfers (including
     fixed account)              (5,053,431)       (14,092,274)      356,245,886      (15,863,917)    (14,533,124)     (53,485,899)
  Contract charges                 (501,237)          (507,748)         (717,515)        (519,423)       (340,402)        (361,212)
  Transfers for contract
     benefits
     and terminations           (25,862,094)       (52,660,768)      (54,957,009)     (52,834,989)    (75,536,392)    (126,932,204)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (11,922,719)       (39,787,709)      345,137,752      (37,882,182)    (80,484,924)    (162,235,909)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets             65,390,121       (208,894,709)      539,763,153     (261,613,226)     11,043,476     (375,762,851)
NET ASSETS:
  Beginning of year             290,979,056        499,873,765       354,305,788      615,919,014     625,319,073    1,001,081,924
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
  End of year                 $ 356,369,177    $   290,979,056     $ 894,068,941    $ 354,305,788   $ 636,362,549   $  625,319,073
                             ================= ================== ================ ================ ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                  MSF NEUBERGER BERMAN MID CAP
               MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX                            VALUE      MSF OPPENHEIMER GLOBAL EQUITY
                  SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
------------------------------- -------------------------------- -------------------------------- --------------------------------
         2009           2008              2009           2008              2009           2008               2009            2008
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
$  (1,053,901)   $      159,429    $  2,246,943   $   2,005,623     $   (13,238)   $    (195,294)      $  3,387,171  $    2,727,978
   (4,999,974)        3,231,319      (5,508,736)       (658,454)     (2,143,976)      (1,517,733)       (19,069,420)      2,873,384
   17,381,628       (36,694,100)     20,857,492     (56,104,443)      8,013,551      (12,349,170)       121,479,376    (227,361,542)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
   11,327,753       (33,303,352)     17,595,699     (54,757,274)      5,856,337      (14,062,197)       105,797,127    (221,760,180)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
    2,390,601         2,820,416       4,135,125       5,909,368             360           17,195         10,838,290     15,812,281
      595,560         9,352,956      (1,890,853)     (5,869,050)        (93,852)      (1,432,913)       (11,470,315)    (9,902,172)
      (27,661)          (27,637)        (63,731)        (68,004)         (4,384)          (4,868)          (218,579)      (231,757)
   (7,102,579)       (9,595,401)     (7,136,781)    (13,804,908)     (2,030,810)      (3,869,399)       (26,389,228)   (45,357,256)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
   (4,144,079)        2,550,334      (4,956,240)    (13,832,594)     (2,128,686)      (5,289,985)       (27,239,832)   (39,678,904)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
    7,183,674       (30,753,018)     12,639,459     (68,589,868)      3,727,651      (19,352,182)        78,557,295   (261,439,084)
   64,279,938        95,032,956      69,092,998     137,682,866      13,966,556       33,318,738        295,841,010    557,280,094
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
$  71,463,612    $   64,279,938    $ 81,732,457   $  69,092,998     $17,694,207    $  13,966,556     $  374,398,305  $ 295,841,010
================ ============== ================= ============== ================= ============== ================== =============


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                 MSF T. ROWE PRICE LARGE CAP      MSF T. ROWE PRICE SMALL CAP
                                      MSF RUSSELL 2000 INDEX                          GROWTH                           GROWTH
                                                  SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                             ---------------------------------- ------------------------------- --------------------------------
                                      2009              2008            2009            2008          2009            2008 (a)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                          $ 806,291       $ 185,873        $ (547,600)     $ (781,717)     $(980,856)        $ (911,596)
  Net realized gains
 (losses)                       (2,543,530)        2,774,662      (3,347,314)      1,304,205     (1,797,039)        (1,494,596)
  Change in unrealized gains
     (losses) on investments    22,055,715       (49,989,694)     18,732,599     (31,653,779)    26,909,994        (33,942,023)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          20,318,476       (47,029,159)     14,837,685     (31,131,291)    24,132,099        (36,348,215)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        4,460,129         6,179,495         626,777         712,242      3,385,801          3,362,652
  Net transfers (including
     fixed account)             (1,149,109)       (4,089,244)        545,731       5,428,813       (640,078)       111,767,249
  Contract charges                 (85,892)          (89,790)        (24,343)        (26,154)       (66,976)           (67,168)
  Transfers for contract
     benefits
     and terminations           (7,939,018)      (14,208,155)     (5,612,072)     (9,263,104)    (8,104,221)        (9,655,575)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (4,713,890)      (12,207,694)     (4,463,907)     (3,148,203)    (5,425,474)       105,407,158
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets            15,604,586       (59,236,853)     10,373,778     (34,279,494)    18,706,625         69,058,943
NET ASSETS:
  Beginning of year             87,292,343       146,529,196      39,237,067      73,516,561     69,058,943                 --
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
  End of year                $ 102,896,929    $ 87,292,343       $49,610,845    $ 39,237,067    $87,765,568       $ 69,058,943
                             ================ ================= =============== =============== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT                PIONEER VCT BOND        PIONEER VCT CULLEN VALUE
                  SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- --------------------------------- ------------------------------- -------------------------------
         2009           2008               2009           2008              2009          2008              2009          2008
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    $ 413,329     $  255,680        $ 6,450,231    $ 3,296,353         $ 866,588     $ 798,259       $  (144,361)   $  (86,435)
       68,401        (43,621)          (721,385)        49,847            32,213      (348,052)         (813,411)     (435,026)
    1,508,727     (1,649,036)          (318,941)    (7,436,714)        2,672,431    (1,381,462)        2,993,813    (6,255,903)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    1,990,457     (1,436,977)         5,409,905     (4,090,514)        3,571,232      (931,255)        2,036,041    (6,777,364)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
       85,859        105,039          3,449,301      5,061,107           200,788       743,721            81,834       438,120
      453,192        658,850         (5,051,223)   104,528,429         4,376,855     5,195,315           664,394       903,243
       (3,714)        (3,614)          (114,731)      (120,736)           (9,278)       (7,876)           (5,817)       (4,536)
   (1,321,293)    (1,555,245)       (27,819,606)   (31,187,228)       (3,752,302)   (2,871,592)         (714,231)   (1,725,616)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
     (785,956)      (794,970)       (29,536,259)    78,281,572           816,063     3,059,568            26,180      (388,789)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    1,204,501     (2,231,947)       (24,126,354)    74,191,058         4,387,295     2,128,313         2,062,221    (7,166,153)
    6,937,973      9,169,920        209,916,401    135,725,343        23,504,903    21,376,590        12,564,364    19,730,517
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
$   8,142,474    $ 6,937,973      $ 185,790,047    $209,916,401      $27,892,198    $ 23,504,903    $ 14,626,585    $ 12,564,364
================ ============== ================== ============== ================= ============= ================= =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME              PIONEER VCT FUND
                                                        SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                    --------------------------------- ------------------------------- -----------------------------
                                            2009              2008            2009            2008          2009            2008
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (205,616)    $    (480,087)    $   221,027     $   199,856    $   (92,368)    $  (168,830)
  Net realized gains (losses)         (1,576,847)        4,292,822      (2,218,347)      1,464,623     (2,511,656)      1,419,780
  Change in unrealized gains
     (losses) on investments          11,768,760       (24,224,720)      3,879,742     (11,870,333)     8,020,176     (18,308,776)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 9,986,297       (20,411,985)      1,882,422     (10,205,854)     5,416,152     (17,057,826)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                267,589           975,687          83,892         619,549        249,651         678,369
  Net transfers (including
     fixed account)                    3,184,385        (2,200,952)     (1,469,368)     (2,892,677)    (2,239,001)     (1,026,717)
  Contract charges                       (10,903)           (9,643)         (8,818)         (9,368)       (13,716)        (14,901)
  Transfers for contract benefits
     and terminations                 (1,306,343)       (1,658,953)     (1,503,317)     (2,825,967)    (2,903,709)     (7,669,370)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           2,134,728        (2,893,861)     (2,897,611)     (5,108,463)    (4,906,775)     (8,032,619)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets                  12,121,025       (23,305,846)     (1,015,189)    (15,314,317)       509,377     (25,090,445)
NET ASSETS:
  Beginning of year                   13,714,981        37,020,827      20,833,195      36,147,512     28,806,173      53,896,618
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
  End of year                       $ 25,836,006    $ 13,714,981       $19,818,006    $ 20,833,195    $29,315,550    $ 28,806,173
                                    =============== ================= =============== =============== ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                     PIONEER VCT                       PIONEER VCT
       PIONEER VCT HIGH YIELD         IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION        PIONEER VCT MID CAP VALUE
                   SUBACCOUNT                         SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
-------------------------------- ---------------------------------- --------------------------------- ------------------------------
          2009           2008               2009            2008               2009           2008              2009           2008
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
   $ 2,139,157     $  2,035,056        $ 518,874     $   (31,263)     $ 1,452,383     $  1,030,401     $ (183,570)     $   (508,471)
    (3,715,616)    (1,236,125)        (6,908,239)     12,737,572         (5,417,146)     4,764,891        (5,882,485)        47,971
    18,157,409    (13,840,996)        60,945,509    (117,209,186)        33,415,291    (57,555,464)       14,148,015    (23,144,446)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
    16,580,950    (13,042,065)        54,556,144    (104,502,877)        29,450,528    (51,760,172)        8,081,960    (23,604,946)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
       534,196      1,427,713          3,902,753      47,247,566          1,954,854     17,255,667           268,840        735,787
     5,441,552       (795,928)            47,840      (5,405,441)         4,193,489     (2,444,515)       (1,433,734)    (5,318,844)
       (14,695)       (10,249)          (133,723)        (90,460)           (46,905)       (36,834)          (20,950)       (22,584)
    (3,325,448)    (3,747,304)        (9,226,017)     (7,446,571)       (10,183,335)    (9,086,408)       (3,844,567)    (5,815,701)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
     2,635,605     (3,125,768)        (5,409,147)     34,305,094         (4,081,897)     5,687,910        (5,030,411)   (10,421,342)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
    19,216,555    (16,167,833)        49,146,997     (70,197,783)        25,368,631    (46,072,262)        3,051,549    (34,026,288)
    25,983,877     42,151,710        184,451,666     254,649,449        103,808,691    149,880,953        40,897,724     74,924,012
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
$   45,200,432    $25,983,877       $233,598,663     $184,451,666     $  129,177,322    $ 103,808,691     $43,949,273    $40,897,724
================= ============== ================== =============== ================== ============== ================= ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    PIONEER VCT REAL ESTATE SHARES            UIF CAPITAL GROWTH           UIF EQUITY AND INCOME
                                                        SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                    --------------------------------- ----------------------------- -------------------------------
                                            2009              2008           2009           2008           2009             2008
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 243,674       $   321,642     $ (137,105)   $  (185,720)   $ 1,557,654      $ 1,416,789
  Net realized gains (losses)         (2,726,121)        3,107,876       (228,359)       534,764     (5,413,388)       3,480,143
  Change in unrealized gains
     (losses) on investments           5,240,904       (10,249,558)     4,138,075     (7,581,642)    28,392,647      (57,249,024)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,758,457        (6,820,040)     3,772,611     (7,232,598)    24,536,913      (52,352,092)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 95,753           442,004            540          5,621        486,817        1,660,758
  Net transfers (including
     fixed account)                      211,648          (513,209)      (126,359)      (876,321)    (3,462,561)     (17,530,258)
  Contract charges                        (6,413)           (6,924)        (2,377)        (2,386)       (54,617)         (57,742)
  Transfers for contract benefits
     and terminations                   (770,938)       (1,455,139)    (1,054,680)    (2,211,770)   (16,085,834)     (23,832,898)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (469,950)       (1,533,268)    (1,182,876)    (3,084,856)   (19,116,195)     (39,760,140)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets                   2,288,507        (8,353,308)     2,589,735    (10,317,454)     5,420,718      (92,112,232)
NET ASSETS:
  Beginning of year                   10,025,395        18,378,703      6,578,629     16,896,083    142,710,330      234,822,562
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
  End of year                       $ 12,313,902    $   10,025,395     $9,168,364     $6,578,629    $148,131,048    $142,710,330
                                    =============== ================= ============== ============== ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   UIF SMALL COMPANY GROWTH             UIF U.S. REAL ESTATE                        UIF VALUE     VAN KAMPEN LIT CAPITAL GROWTH
                 SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- ---------------------------------
         2009          2008              2009           2008              2009           2008              2009            2008
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
 $    (93,439)   $ (126,673)      $   277,482     $  485,615       $   177,681     $  265,532     $    (241,299)      $(550,989)
     (366,726)      421,134        (3,203,984)     1,451,537        (1,851,398)     1,560,266          (776,417)     (9,258,760)
    2,107,383    (3,384,971)        7,377,546    (12,937,822)        4,160,466     (8,736,252)        7,384,771      (7,263,071)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
    1,647,218    (3,090,510)        4,451,044    (11,000,670)        2,486,749     (6,910,454)        6,367,055     (17,072,820)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
           --        11,179           102,434        320,530                10         31,581            13,943         277,391
       85,232      (729,000)          194,831     (1,348,044)         (296,311)    (1,727,425)         (403,716)    (94,163,371)
         (961)         (930)          (10,890)       (12,650)           (2,996)        (3,226)           (5,062)         (6,467)
     (528,136)     (566,913)       (1,844,493)    (3,809,362)       (1,813,078)    (2,663,487)       (1,278,462)     (7,230,653)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
     (443,865)   (1,285,664)       (1,558,118)    (4,849,526)       (2,112,375)    (4,362,557)       (1,673,297)   (101,123,100)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
    1,203,353    (4,376,174)        2,892,926    (15,850,196)          374,374    (11,273,011)        4,693,758    (118,195,920)
    3,995,503     8,371,677        17,256,470     33,106,666        10,417,944     21,690,955        10,959,766     129,155,686
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
$   5,198,856    $3,995,503    $   20,149,396    $17,256,470    $   10,792,318    $10,417,944    $   15,653,524    $ 10,959,766
================ ============= ================= ============== ================= ============== ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                 VAN KAMPEN                WELLS FARGO
                              VAN KAMPEN LIT GOVERNMENT               LIT GROWTH AND INCOME     VT SMALL/MID CAP VALUE
                                             SUBACCOUNT                          SUBACCOUNT                 SUBACCOUNT
                         --------------------------------- --------------------------------- -------------------------
                                    2009              2008             2009             2008         2009         2008
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)        $ 1,502,603     $   1,136,523       $2,572,645         $592,793     $ (4,589)     $ (64,758)
  Net realized
     gains (losses)          (284,663)         (379,206)      (6,266,645)       8,310,789     (281,210)       681,398
  Change in unrealized
     gains (losses)
     on investments        (1,508,004)         (960,412)      29,356,135      (86,630,042)   1,812,544     (2,896,130)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in net
       assets resulting
       from operations       (290,064)         (203,095)      25,662,135      (77,726,460)   1,526,745     (2,279,490)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
CONTRACT TRANSACTIONS:
  Purchase payments
     received from
     contract owners           32,415            69,750          466,185          999,977       83,273        116,452
  Net transfers
     (including
     fixed account)         2,404,293           657,329       (4,108,032)     (16,646,151)     131,168         71,884
  Contract charges             (6,351)           (6,028)         (70,142)         (78,202)      (1,888)          (690)
  Transfers for contract
     benefits and
     terminations          (7,128,617)       (8,167,048)     (17,834,557)     (29,099,613)    (203,308)      (867,208)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in net
       assets resulting
       from contract
       transactions        (4,698,260)       (7,445,997)     (21,546,546)     (44,823,989)       9,245       (679,562)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in
       net assets          (4,988,324)       (7,649,092)       4,115,589     (122,550,449)   1,535,990     (2,959,052)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
NET ASSETS:
  Beginning of year        35,849,224        43,498,316      137,594,743      260,145,192    2,659,523      5,618,575
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
  End of year            $ 30,860,900    $   35,849,224     $141,710,332     $137,594,743    $4,195,513    $2,659,523
                         =============== ================= ================ ================ ============ ============


(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined twenty-three registered variable annuity separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2008. The financial statements and financial information for prior years have been recast in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Separate Account Five for Variable
Annuities
MetLife of CT Separate Account Six for Variable
Annuities
MetLife of CT Separate Account Seven for Variable
Annuities
MetLife of CT Separate Account Eight for Variable
Annuities
MetLife of CT Separate Account Nine for Variable
Annuities
MetLife of CT Separate Account Ten for Variable
Annuities
MetLife of CT Separate Account Twelve for Variable
Annuities

MetLife of CT Separate Account Thirteen for Variable
Annuities
MetLife of CT Separate Account Fourteen for Variable
Annuities
MetLife of CT Separate Account PF for Variable
Annuities
MetLife of CT Separate Account PF II for Variable
Annuities
MetLife of CT Separate Account TM for Variable
Annuities
MetLife of CT Separate Account TM II for Variable
Annuities
MetLife Insurance Company of Connecticut Variable
Annuity Separate Account 2002
MetLife Life and Annuity Company of Connecticut
Variable Annuity Separate Account 2002
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account QP for Variable
Annuities

Each Subaccount of the aforementioned separate accounts has been combined with the Subaccounts of the Separate Account or added as an additional Subaccount if a corresponding Subaccount did not already exist.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger Portfolios ("Alger")
AllianceBernstein Variable Products Series Fund, Inc.
("AllianceBernstein")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Delaware VIP Trust ("Delaware VIP")
Dreyfus Socially Responsible Growth Fund, Inc.
("Dreyfus Socially Responsible Growth")

DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
("FTVIPT")

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Morgan Stanley Variable Investment Series
("Morgan Stanley")
Metropolitan Series Fund ("MSF")*

Pioneer Variable Contracts Trust ("Pioneer VCT")
The Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2009:

AIM V.I. Utilities Subaccount
Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust International Equity Flex III
Subaccount*
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Global Opportunities Subaccount
DWSI Health Care Subaccount
DWSII Government & Agency Securities Subaccount
DWSII Dreman Small Mid Cap Value Subaccount
DWSII Global Thematic Subaccount
DWSII Technology Subaccount
Fidelity VIP Contrafund Subaccount**
Fidelity VIP Dynamic Capital Appreciation Subaccount
Fidelity VIP Equity-Income Subaccount**
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities
Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities
Subaccount

FTVIPT Templeton Foreign Securities Subaccount
FTVIPT Templeton Growth Securities Subaccount**
Janus Aspen Enterprise Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Perkins Mid Cap Value Subaccount
Janus Aspen Worldwide Subaccount
LMPVET Batterymarch Variable Global Equity Subaccount**
LMPVET ClearBridge Variable Equity Income Builder Subaccount**
LMPVET ClearBridge Variable Aggressive Growth Subaccount**
LMPVET ClearBridge Variable Appreciation Subaccount**
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy Subaccount
LMPVET ClearBridge Variable Fundamental Value Subaccount
LMPVET ClearBridge Variable Investors Subaccount**
LMPVET ClearBridge Variable Large Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core Subaccount
LMPVET ClearBridge Variable Small Cap Growth Subaccount
LMPVET Global Currents Variable International All Cap Opportunity Subaccount LMPVET Investment Counsel Variable Social Awareness Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVIT Western Asset Variable Adjustable Rate
Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic
Income Subaccount
LMPVIT Western Asset Variable Global High Yield
Bond Subaccount
LMPVIT Western Asset Variable High Income
Subaccount
LMPVIT Western Asset Variable Money Market
Subaccount
LMPVIT Western Asset Variable Strategic Bond
Subaccount
MIST American Funds Balanced Allocation Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount**
MIST Clarion Global Real Estate Subaccount**
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth
Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST MetLife Balanced Strategy Subaccount*
MIST MetLife Growth Strategy Subaccount*
MIST MetLife Moderate Strategy Subaccount*
MIST MFS Emerging Markets Equity Subaccount**
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount**
MIST PIMCO Inflation Protected Bond Subaccount**
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount

MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount
MIST Van Kampen Mid Cap Growth Subaccount**
Morgan Stanley Capital Opportunities Subaccount
Morgan Stanley Dividend Growth Subaccount
Morgan Stanley S&P 500 Index Subaccount
MSF Barclays Capital Aggregate Bond Index
Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount**
MSF BlackRock Diversified Subaccount**
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount
MSF BlackRock Money Market Subaccount**
MSF Davis Venture Value Subaccount**
MSF FI Value Leaders Subaccount**
MSF Jennison Growth Subaccount**
MSF Loomis Sayles Small Cap Core Subaccount*
MSF Met/Dimensional International Small Company
Subaccount*
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
Subaccount
MSF MetLife Stock Index Subaccount**
MSF MFS Total Return Subaccount**
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount**
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount**
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
Opportunities Subaccount
MSF Western Asset Management U.S. Government
Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Fund Subaccount
Pioneer VCT High Yield Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

Pioneer VCT Ibbotson Moderate Allocation
Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Capital Growth Subaccount
UIF Equity and Income Subaccount
UIF Small Company Growth Subaccount

UIF U.S. Real Estate Subaccount
UIF Value Subaccount
Van Kampen LIT Capital Growth Subaccount**
Van Kampen LIT Government Subaccount**
Van Kampen LIT Growth and Income Subaccount**
Wells Fargo VT Small/Mid Cap Value Subaccount

* This Subaccount began operations during the year ended December 31, 2009.

** This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2009:

Credit Suisse International Equity Flex II
MSF Capital Guardian U.S. Equity Subaccount
MSF FI Large Cap Subaccount
MIST Legg Mason Partners Managed Assets
Subaccount
MIST Met/AIM Capital Appreciation Subaccount
UIF Core Plus Fixed Income Subaccount
DWSII Conservative Allocation Subaccount
DWSII Growth Allocation Subaccount
DWSII Moderate Allocation Subaccount
Janus Aspen Forty Subaccount
LMPVET Equity Index Subaccount

PIMCO VIT Total Return Subaccount
Pioneer VCT Strategic Income Subaccount
Van Kampen LIT Comstock Subaccount
Van Kampen LIT Enterprise Subaccount
Pioneer VCT Global High Yield Subaccount
Pioneer VCT Ibbotson Aggressive Allocation
Subaccount
Pioneer VCT Independence Subaccount
Pioneer VCT International Value Subaccount
Pioneer VCT Oak Ridge Large Cap Growth
Subaccount
Pioneer VCT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                            NEW NAME
(AllianceBernstein) Global Technology Portfolio        (AllianceBernstein) Global Thematic Growth Portfolio
(Credit Suisse Trust) Global Small Cap Portfolio       (Credit Suisse Trust) International Equity Flex II Portfolio
(Janus Aspen) Mid Cap Growth Portfolio                 (Janus Aspen) Enterprise Portfolio
(Janus Aspen) International Growth Portfolio           (Janus Aspen) Overseas Portfolio
(Janus Aspen) Mid Cap Value Portfolio                  (Janus Aspen) Perkins Mid Cap Value Portfolio
(Janus Aspen) Worldwide Growth Portfolio               (Janus Aspen) Worldwide Portfolio
(LMPVET) Global Equity Portfolio                       (LMPVET) Batterymarch Variable Global Equity
                                                       Portfolio
(LMPVET) Capital and Income Portfolio                  (LMPVET) ClearBridge Variable Equity Income
                                                       Builder Portfolio
(LMPVET) Aggressive Growth Portfolio                   (LMPVET) ClearBridge Variable Aggressive Growth
                                                       Portfolio
(LMPVET) Appreciation Portfolio                        (LMPVET ClearBridge Variable Appreciation Portfolio
(LMPVET Capital Portfolio                              (LMPVET) ClearBridge Variable Capital Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

FORMER NAME                                               NEW NAME
(LMPVET Dividend Strategy Portfolio                       (LMPVET) ClearBridge Variable Dividend Strategy
                                                          Portfolio
(LMPVET) Fundamental Value Portfolio                      (LMPVET) ClearBridge Variable Fundamental Value
                                                          Portfolio
(LMPVET) Investors Portfolio                              (LMPVET) ClearBridge Variable Investors Portfolio
(LMPVET) Large Cap Growth Portfolio                       (LMPVET) ClearBridge Variable Large Cap Growth
                                                          Portfolio
(LMPVET) Mid Cap Core Portfolio                           (LMPVET) ClearBridge Variable Mid Cap Core Portfolio
(LMPVET) Small Cap Growth Portfolio                       (LMPVET) ClearBridge Variable Small Cap Growth
                                                          Portfolio
(LMPVET) International All Cap Opportunity Portfolio      (LMPVET) Global Currents Variable International All Cap
                                                          Opportunity Portfolio
(LMPVET) Social Awareness Portfolio                       (LMPVET) Investment Counsel Variable Social
                                                          Awareness Portfolio
(LMPVIT) Adjustable Rate Income Portfolio                 (LMPVIT) Western Asset Variable Adjustable Rate
                                                          Income Portfolio
(LMPVIT) Diversified Strategic Income Portfolio           (LMPVIT) Western Asset Variable Diversified
                                                          Strategic Income Portfolio
(LMPVIT) Global High Yield Bond Portfolio                 (LMPVIT) Western Asset Variable Global High Yield
                                                          Bond Portfolio
(LMPVIT) High Income Portfolio                            (LMPVIT) Western Asset Variable High Income Portfolio
(LMPVIT) Money Market Portfolio                           (LMPVIT) Western Asset Variable Money Market
                                                          Portfolio
(LMPVIT) Strategic Bond Portfolio                         (LMPVIT) Western Asset Variable Strategic Bond
                                                          Portfolio
(MSF) Lehman Brothers Aggregate Bond Index Portfolio      (MSF) Barclays Capital Aggregate Bond Index Portfolio

MERGERS:

FORMER PORTFOLIO                                          NEW PORTFOLIO
(Credit Suisse Trust) International Equity Flex II        (Credit Suisse Trust) International Equity Flex III
Portfolio                                                 Portfolio
(MSF) Capital Guardian U.S. Equity Portfolio              (MIST) Pioneer Fund Portfolio
(MIST) Legg Mason Partners Managed Assets Portfolio       (MSF) BlackRock Diversified Portfolio
(MSF) FI Large Cap Portfolio                              (MSF) BlackRock Legacy Large Cap Growth Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio             (MSF) BlackRock Legacy Large Cap Growth Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                          NEW PORTFOLIO
(Janus Aspen) Forty Portfolio                             (MIST) Janus Forty Portfolio
(DWSII) Moderate Allocation Portfolio                     (MIST) MetLife Balanced Strategy Portfolio
(DWSII) Growth Allocation Portfolio                       (MIST) MetLife Growth Strategy Portfolio
(DWSII) Conservative Allocation Portfolio                 (MIST) MetLife Moderate Strategy Portfolio
(PIMCO VIT) Total Return Portfolio                        (MIST) PIMCO Total Return Portfolio
(Pioneer VCT) Strategic Income Portfolio                  (MIST) Pioneer Strategic Income Portfolio
(Van Kampen LIT) Comstock Portfolio                       (MIST) Van Kampen Comstock Portfolio
(UIF) Core Plus Fixed Income Portfolio                    (MSF) BlackRock Bond Income Portfolio
(LMPVET) Equity Index Portfolio                           (MSF) MetLife Stock Index Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

LIQUIDATIONS:

(Van Kampen LIT) Enterprise Portfolio
(Pioneer VCT) Global High Yield Portfolio
(Pioneer VCT) Ibbotson Aggressive Allocation Portfolio
(Pioneer VCT) Independence Portfolio
(Pioneer VCT) International Value Portfolio
(Pioneer VCT) Oak Ridge Large Cap Growth Portfolio
(Pioneer VCT) Small Cap Value Portfolio

TRUST NAME CHANGES:

FORMER NAME                                               NEW Name
The Alger American Fund                                   The Alger Portfolios

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Divisions. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1   Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares help by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Subaccounts.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable
Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

EQUITY PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 1.50%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Floor Benefit                                  0.25% - 1.40%
                                               ---------------
Equity Protection                              0.80% - 2.10%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                                   FOR THE YEAR ENDED
                                                                 AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                                 ----------------------- ----------------------------
                                                                                               COST OF       PROCEEDS
                                                                     SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                                 ---------- ------------ ------------- --------------
AIM V.I. Utilities Subaccount                                       187,197    3,192,970       533,466      1,020,984
Alger Capital Appreciation Subaccount                                91,103    3,569,876       787,351        986,314
AllianceBernstein Global Thematic Growth Subaccount                  93,033    1,429,029       340,951        415,243
American Funds Bond Subaccount                                      800,100    7,935,514     6,815,801      1,521,545
American Funds Global Growth Subaccount                          10,879,448  202,376,643    15,248,881     37,897,140
American Funds Global Small Capitalization Subaccount               282,332    4,404,264     3,638,781        642,729
American Funds Growth Subaccount                                  9,136,365  478,491,668    19,952,626     61,847,092
American Funds Growth-Income Subaccount                          12,089,203  418,502,891    16,878,854     55,709,287
Credit Suisse Trust International Equity Flex III Subaccount (a)    190,466    1,104,187     1,106,179          2,005
Delaware VIP Small Cap Value Subaccount                             864,020   21,406,964     1,274,449      3,959,643
Dreyfus Socially Responsible Growth Subaccount                       24,517      603,183        36,280         50,994
DWSI Capital Growth Subaccount                                      620,967   10,237,684       925,391      2,234,614
DWSI Global Opportunities Subaccount                                373,582    4,817,472       610,348      1,065,895
DWSI Health Care Subaccount                                         277,258    3,189,044       574,899      1,529,019
DWSII Government & Agency Securities Subaccount                     495,023    6,077,607     2,337,517      3,883,014
DWSII Dreman Small Mid Cap Value Subaccount                       1,086,543   15,841,360       839,638      2,079,964
DWSII Global Thematic Subaccount                                    609,749    7,199,554       492,203      1,036,994
DWSII Technology Subaccount                                         286,618    2,417,893       695,245        558,152
Fidelity VIP Contrafund Subaccount                               12,635,684  327,735,234    17,430,229     30,719,454
Fidelity VIP Dynamic Capital Appreciation Subaccount                365,288    2,771,060       124,386        346,841
Fidelity VIP Equity-Income Subaccount                            14,293,590  301,342,802     8,368,771     19,247,444
Fidelity VIP High Income Subaccount                               5,950,987   38,086,489     4,318,119      4,471,764
Fidelity VIP Mid Cap Subaccount                                  11,902,513  330,957,835    17,611,289     35,055,608
FTVIPT Franklin Income Securities Subaccount                      2,961,333   42,901,611    15,461,332      6,528,856
FTVIPT Franklin Rising Dividends Securities Subaccount            1,359,703   23,157,105     2,102,403      5,138,455
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount        2,614,903   48,785,141     5,147,027      7,366,940
FTVIPT Mutual Shares Securities Subaccount                        3,437,700   57,965,912     2,318,695      6,944,805
FTVIPT Templeton Developing Markets Securities Subaccount         3,194,221   33,958,663     6,134,102      2,993,738
FTVIPT Templeton Foreign Securities Subaccount                   10,724,169  149,317,257    18,149,428     26,789,891
FTVIPT Templeton Growth Securities Subaccount                     2,955,297   37,171,264     2,253,310      4,661,529
Janus Aspen Enterprise Subaccount                                   569,764   16,864,914       955,426      3,315,622
Janus Aspen Global Life Sciences Subaccount                         439,647    3,533,720       204,577      1,221,610
Janus Aspen Global Technology Subaccount                          1,621,292    6,857,229     1,129,898      1,393,550
Janus Aspen Overseas Subaccount                                   1,759,357   75,498,358     9,111,458      8,206,813
Janus Aspen Perkins Mid Cap Value Subaccount                        178,942    2,326,158       167,504        508,598
Janus Aspen Worldwide Subaccount                                     41,700    1,140,343       125,768        284,825
LMPVET Batterymarch Variable Global Equity Subaccount             3,653,676   53,779,174     1,950,667      6,320,685
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                                     14,772,679  188,013,745     8,108,618     24,674,112
LMPVET ClearBridge Variable Aggressive Growth Subaccount         37,181,118  483,362,609     5,120,845     79,099,024
LMPVET ClearBridge Variable Appreciation Subaccount              21,952,269  496,355,601    26,896,203     92,599,896
LMPVET ClearBridge Variable Capital Subaccount                   10,865,034  147,861,427     1,505,254     19,984,594
LMPVET ClearBridge Variable Dividend Strategy Subaccount          4,630,131   45,667,169     1,277,359      6,774,513
LMPVET ClearBridge Variable Fundamental Value Subaccount         28,834,536  574,276,362     8,979,046     82,326,079
LMPVET ClearBridge Variable Investors Subaccount                 13,903,387  213,612,074     5,333,197     30,793,483
LMPVET ClearBridge Variable Large Cap Growth Subaccount           9,364,729  130,550,054     3,890,789     25,231,292
LMPVET ClearBridge Variable Mid Cap Core Subaccount               5,807,936   72,714,188     1,425,797     11,438,537
LMPVET ClearBridge Variable Small Cap Growth Subaccount           5,546,075   75,099,559     4,036,619     10,710,311
LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount                                         11,676,314  125,219,631     2,667,748     11,179,599
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                                      2,525,234   59,394,958     1,912,324      6,085,163
LMPVET Lifestyle Allocation 50% Subaccount                        9,952,984  113,711,249     6,158,660     22,401,537
LMPVET Lifestyle Allocation 70% Subaccount                        5,990,455   67,752,732     2,263,550      8,785,574
LMPVET Lifestyle Allocation 85% Subaccount                        3,213,187   41,880,090     1,056,224      5,117,603

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                                SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                           ----------- ----------- ------------- --------------
LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount                                                 2,158,791  20,390,382     2,647,706      4,419,854
LMPVIT Western Asset Variable Diversified Strategic Income
  Subaccount                                                 4,418,831  40,153,708     2,867,687      7,582,023
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                                 1,986,027  16,429,198     3,842,355      3,499,657
LMPVIT Western Asset Variable High Income Subaccount        26,862,912 186,344,735    19,694,494     30,236,645
LMPVIT Western Asset Variable Money Market Subaccount      235,550,633 235,550,617    82,229,775    184,704,904
LMPVIT Western Asset Variable Strategic Bond Subaccount      3,891,251  39,112,677     5,639,845      6,141,234
MIST American Funds Balanced Allocation Subaccount             109,530     859,126       535,462         52,702
MIST American Funds Growth Allocation Subaccount                89,065     661,658       452,268         89,069
MIST American Funds Moderate Allocation Subaccount              68,060     588,078       488,576         20,266
MIST Batterymarch Growth and Income Subaccount              17,941,464 363,068,430     6,025,045     25,373,355
MIST BlackRock High Yield Subaccount                        13,207,411 104,909,009    16,125,131     18,537,410
MIST BlackRock Large Cap Core Subaccount                     7,281,159  76,225,186     3,846,893      9,913,173
MIST Clarion Global Real Estate Subaccount                   8,837,045 124,314,955    10,093,829     14,590,668
MIST Dreman Small Cap Value Subaccount                       1,092,353  13,226,764     4,025,535      4,207,883
MIST Harris Oakmark International Subaccount                 7,188,456 108,475,045    14,320,593     16,881,746
MIST Janus Forty Subaccount                                  9,543,172 700,975,385    21,433,723     50,088,287
MIST Lazard Mid Cap Subaccount                               9,672,035 102,299,437     6,076,124     12,779,796
MIST Legg Mason Partners Aggressive Growth Subaccount           23,225     110,150       129,540         90,959
MIST Legg Mason Value Equity Subaccount                        693,935   5,692,752       677,833      1,912,979
MIST Loomis Sayles Global Markets Subaccount                16,678,913 182,071,132     5,229,034     14,404,465
MIST Lord Abbett Bond Debenture Subaccount                   5,780,948  66,901,281    14,065,417     17,034,776
MIST Lord Abbett Growth and Income Subaccount                7,945,678 207,892,081     8,558,161     24,473,207
MIST Lord Abbett Mid Cap Value Subaccount                    4,475,631  86,459,757     3,633,427      9,951,887
MIST Met/AIM Small Cap Growth Subaccount                       737,210   8,929,736     2,423,702      1,820,749
MIST Met/Franklin Mutual Shares Subaccount                      65,601     453,631       219,284         29,743
MIST MetLife Balanced Strategy Subaccount (b)                2,600,781  19,554,995    21,280,196      1,962,974
MIST MetLife Growth Strategy Subaccount (b)                  2,524,374  18,332,221    19,800,455      1,719,751
MIST MetLife Moderate Strategy Subaccount (b)                1,481,813  11,852,403    13,390,195      1,717,525
MIST MFS Emerging Markets Equity Subaccount                 11,236,804 114,164,264    15,411,596     21,103,617
MIST MFS Research International Subaccount                   8,374,312 102,226,309     9,025,419     16,295,632
MIST Oppenheimer Capital Appreciation Subaccount            62,141,671 430,907,359     7,668,048     28,142,695
MIST PIMCO Inflation Protected Bond Subaccount               9,397,659  98,973,001    26,872,500     24,086,627
MIST PIMCO Total Return Subaccount                          36,816,474 390,433,853   412,074,535     46,721,335
MIST Pioneer Fund Subaccount                                 3,960,068  44,339,063    26,464,677      6,746,546
MIST Pioneer Strategic Income Subaccount                    23,862,632 221,222,799    86,592,742     42,959,250
MIST SSgA Growth and Income ETF Subaccount                  11,854,775 121,451,301     3,444,348     13,332,605
MIST SSgA Growth ETF Subaccount                             15,073,998 155,124,161     4,534,608     11,010,869
MIST T. Rowe Price Mid Cap Growth Subaccount                   335,928   2,371,302     1,332,411        479,514
MIST Third Avenue Small Cap Value Subaccount                11,838,181 193,971,000     8,856,334     20,477,301
MIST Turner Mid Cap Growth Subaccount                          293,076   3,537,061       500,491        762,966
MIST Van Kampen Comstock Subaccount                         28,183,975 182,067,804   202,032,544     24,474,442
MIST Van Kampen Mid Cap Growth Subaccount                    2,006,300  19,237,330     2,059,004      3,744,937
Morgan Stanley Capital Opportunities Subaccount                 39,366   1,044,513       110,704        159,094
Morgan Stanley Dividend Growth Subaccount                      173,905   2,365,659       226,404        389,059
Morgan Stanley S&P 500 Index Subaccount                        701,102   7,389,273       548,765        478,991
MSF Barclays Capital Aggregate Bond Index Subaccount        11,417,655 123,111,015    10,291,285     19,397,190
MSF BlackRock Aggressive Growth Subaccount                   5,108,286 121,661,805     4,382,669     19,072,202
MSF BlackRock Bond Income Subaccount                         2,992,613 307,556,990    58,061,690     59,865,212
MSF BlackRock Diversified Subaccount                        19,295,988 282,782,870   145,173,699     24,863,010
MSF BlackRock Large Cap Value Subaccount                     2,044,317  24,352,108     2,164,369      2,546,355
MSF BlackRock Legacy Large Cap Growth Subaccount            11,760,576 206,527,758   223,794,992     20,029,548
MSF BlackRock Money Market Subaccount                        3,356,005 335,600,196   196,362,418    301,859,959

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
MSF Davis Venture Value Subaccount                          1,743,736   57,603,766     4,757,500      8,541,223
MSF FI Value Leaders Subaccount                               827,685  155,692,441     4,832,499     18,148,543
MSF Jennison Growth Subaccount                              5,693,908   65,381,997     1,452,363     11,116,887
MSF Loomis Sayles Small Cap Core Subaccount (b)                 1,897      281,521       290,189          9,671
MSF Met/Dimensional International Small Company
  Subaccount (b)                                                5,202       74,498        76,201          1,804
MSF MetLife Aggressive Allocation Subaccount                6,213,739   72,408,191     7,251,312      5,498,595
MSF MetLife Conservative Allocation Subaccount              3,039,891   31,221,494    14,688,718     10,075,992
MSF MetLife Conservative to Moderate Allocation Subaccount  8,507,453   92,133,420    16,280,476     17,318,278
MSF MetLife Mid Cap Stock Index Subaccount                    563,461    7,016,549     1,266,132        799,160
MSF MetLife Moderate Allocation Subaccount                 40,874,744  467,019,414    34,630,551     44,091,468
MSF MetLife Moderate to Aggressive Allocation Subaccount   36,701,252  436,069,341    23,765,749     27,096,807
MSF MetLife Stock Index Subaccount                         34,085,215  932,875,109   486,300,710    137,076,329
MSF MFS Total Return Subaccount                             5,267,846  740,510,515    41,272,859    105,804,077
MSF MFS Value Subaccount                                    6,382,627   83,149,971     7,399,497     12,604,990
MSF Morgan Stanley EAFE Index Subaccount                    7,207,447  118,701,680     5,407,693      7,626,457
MSF Neuberger Berman Mid Cap Value Subaccount               1,106,580   24,149,765       904,641      3,043,423
MSF Oppenheimer Global Equity Subaccount                   27,812,062  432,563,811    17,506,315     41,370,204
MSF Russell 2000 Index Subaccount                           9,698,107  131,970,462     7,183,542      8,639,305
MSF T. Rowe Price Large Cap Growth Subaccount               3,863,771   52,785,067     5,003,093     10,019,380
MSF T. Rowe Price Small Cap Growth Subaccount               7,437,758   94,797,596     7,124,776     11,443,027
MSF Western Asset Management Strategic Bond Opportunities
  Subaccount                                                  667,963    7,789,670     2,020,582      2,170,596
MSF Western Asset Management U.S. Government Subaccount    15,665,263  186,472,335    21,502,036     44,591,357
Pioneer VCT Bond Subaccount                                 2,448,832   26,452,355    11,030,018      9,349,615
Pioneer VCT Cullen Value Subaccount                         1,410,470   15,717,935     2,738,154      2,858,306
Pioneer VCT Emerging Markets Subaccount                       959,021   25,215,840     5,797,568      3,870,490
Pioneer VCT Equity Income Subaccount                        1,176,143   23,806,145     2,195,763      4,874,577
Pioneer VCT Fund Subaccount                                 1,496,455   31,629,514     2,509,021      7,510,628
Pioneer VCT High Yield Subaccount                           4,752,933   41,268,052    19,185,624     14,413,219
Pioneer VCT Ibbotson Growth Allocation Subaccount          24,511,927  277,414,941    12,701,309     17,594,471
Pioneer VCT Ibbotson Moderate Allocation Subaccount        13,441,969  145,178,652    14,518,602     17,150,739
Pioneer VCT Mid Cap Value Subaccount                        3,049,915   60,848,185     2,661,920      7,878,193
Pioneer VCT Real Estate Shares Subaccount                     945,042   18,654,017     1,848,062      2,076,528
UIF Capital Growth Subaccount                                 543,471    7,675,089       747,108      2,068,441
UIF Equity and Income Subaccount                           11,572,738  148,099,003     8,419,190     25,977,793
UIF Small Company Growth Subaccount                           390,011    5,689,273       426,453        965,021
UIF U.S. Real Estate Subaccount                             1,985,162   30,487,911     2,025,314      3,306,077
UIF Value Subaccount                                        1,277,197   14,851,506       649,199      2,585,324
Van Kampen LIT Capital Growth Subaccount                      557,329   15,501,338       688,257      2,604,866
Van Kampen LIT Government Subaccount                        3,515,536   32,522,880     5,925,739      9,123,004
Van Kampen LIT Growth and Income Subaccount                 8,646,891  146,298,125     6,802,184     25,777,963
Wells Fargo VT Small/Mid Cap Value Subaccount                 535,824    5,047,496       457,097        452,796

(b) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
AIM V.I. Utilities Subaccount     2009   1,703,060     1.178 - 1.654   2,716,233          4.58      1.55 - 2.65    11.86 - 13.13
                                  2008   2,120,045     1.051 - 1.462   3,005,689          2.63      1.55 - 2.65 (34.12) - (33.39)
                                  2007   2,469,440     1.594 - 2.195   5,279,182          1.88      1.55 - 2.65     8.89 - 18.78
                                  2006   2,609,332     1.356 - 1.848   4,720,973          3.70      1.55 - 2.65    22.21 - 23.53
                                  2005   2,293,179     1.109 - 1.496   3,373,187          3.14      1.55 - 2.65   (4.01) - 15.08
Alger Capital Appreciation        2009   2,568,654     1.342 - 1.648   4,100,549            --      1.55 - 2.65    46.68 - 48.33
  Subaccount                      2008   2,726,355     0.914 - 1.111   2,946,088            --      1.55 - 2.65 (46.69) - (46.09)
                                  2007   3,117,230     1.713 - 2.061   6,258,265            --      1.55 - 2.65   (1.42) - 31.11
                                  2006   2,554,978     1.319 - 1.572   3,936,492            --      1.55 - 2.55    11.13 - 17.14
                                  2005   2,116,370     1.138 - 1.342   2,791,102            --      1.55 - 2.55     7.67 - 18.75
AllianceBernstein Global          2009   1,859,710     0.804 - 0.821   1,520,169            --      1.65 - 1.90    50.28 - 50.64
  Thematic Growth                 2008   1,967,504     0.535 - 0.545   1,068,173            --      1.65 - 1.90 (48.51) - (48.29)
  Subaccount                      2007   2,675,537     1.039 - 1.054   2,814,482            --      1.65 - 1.90    17.67 - 17.90
                                  2006   2,190,516     0.883 - 0.894   1,954,454            --      1.65 - 1.90      6.39 - 6.56
                                  2005   2,307,864     0.830 - 0.839   1,932,597            --      1.65 - 1.90      1.72 - 2.07
American Funds Bond Subaccount    2009   5,354,874     1.477 - 1.574   8,185,030          4.01      1.40 - 1.90    10.47 - 11.08
  (Commenced 4/28/2008)           2008   1,707,759     1.337 - 1.417   2,375,182          8.67      1.40 - 1.90 (10.75) - (10.45)
American Funds Global Growth      2009 130,525,259     1.259 - 1.948 212,149,219          1.43      0.30 - 2.70    38.52 - 41.88
  Subaccount                      2008 148,315,752     0.888 - 1.392 171,788,338          1.71      0.30 - 2.70 (40.07) - (38.58)
                                  2007 169,495,269     1.474 - 2.299 321,760,742          2.69      0.30 - 2.70   (4.70) - 14.13
                                  2006 173,618,310     1.314 - 2.036 291,622,286          0.87      0.60 - 2.70     4.78 - 19.70
                                  2005 159,643,333     1.116 - 1.720 226,113,392          0.67      0.60 - 2.70     4.71 - 16.59
American Funds Global Small       2009   1,997,395     2.430 - 2.576   5,011,389          0.46      1.40 - 1.90    58.31 - 59.01
  Capitalization Subaccount       2008     638,633     1.535 - 1.620   1,017,332            --      1.40 - 1.90 (49.55) - (49.38)
  (Commenced 4/28/2008)
American Funds Growth             2009 323,767,342     0.988 - 1.543 421,186,273          0.66      0.30 - 2.70    35.68 - 38.90
  Subaccount                      2008 359,615,200     0.720 - 1.126 341,207,267          0.78      0.30 - 2.70 (45.51) - (44.10)
                                  2007 404,396,586     1.304 - 2.044 695,771,349          0.76      0.30 - 2.70     1.50 - 11.72
                                  2006 450,065,711     1.178 - 1.851 702,140,584          0.80      0.60 - 2.70     6.05 - 10.10
                                  2005 438,281,614     1.084 - 1.708 630,855,530          0.76      0.60 - 2.70   (1.12) - 19.73
American Funds Growth-Income      2009 305,682,875     0.953 - 1.377 376,941,251          1.60      0.30 - 2.75    27.57 - 30.86
  Subaccount                      2008 341,874,694     0.729 - 1.067 327,273,662          1.64      0.30 - 2.75 (39.52) - (38.03)
                                  2007 401,435,769     1.200 - 1.746 629,811,177          1.45      0.30 - 2.75    (3.07) - 4.36
                                  2006 448,353,025     1.169 - 1.691 683,271,350          1.56      0.60 - 2.75    12.07 - 14.56
                                  2005 454,437,804     1.039 - 1.493 613,002,232          1.45      0.60 - 2.75    (0.90) - 9.88
Credit Suisse Trust International 2009   1,019,821     0.772 - 1.182   1,116,134            --      1.55 - 2.65    28.26 - 29.75
  Equity Flex III Subaccount
  (Commenced 12/14/2009)
Delaware VIP Small Cap Value      2009  11,809,419     1.282 - 2.358  21,004,334          1.02      0.30 - 2.60    28.40 - 31.49
  Subaccount                      2008  13,377,371     0.975 - 1.799  18,558,123          0.81      0.30 - 2.60 (31.67) - (30.11)
                                  2007  16,388,529     1.395 - 2.582  33,497,643          0.53      0.30 - 2.60  (13.94) - (7.16)
                                  2006  18,944,541     1.694 - 2.781  44,633,441          0.26      0.60 - 2.60    13.24 - 15.49
                                  2005  23,296,777     1.496 - 2.408  47,613,484          0.36      0.60 - 2.60     3.23 - 15.30

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------------- ----------- ------------- ---------------- -------------------
Dreyfus Socially Responsible 2009     574,094     0.964 - 1.151     639,903          0.64      1.55 - 2.65    29.92 - 31.39
  Growth Subaccount          2008     582,742     0.742 - 0.876     495,408          0.43      1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700     1.165 - 1.360     792,444          0.27      1.55 - 2.65      4.67 - 5.84
                             2006     656,269     1.113 - 1.285     822,659            --      1.55 - 2.65      6.10 - 7.35
                             2005     639,030     1.049 - 1.197     750,074            --      1.55 - 2.65      0.86 - 6.78
DWSI Capital Growth          2009   8,917,378     0.985 - 1.218  10,469,508          1.08      1.55 - 2.65    23.17 - 24.54
  Subaccount                 2008  10,177,735     0.799 - 0.978   9,638,233          0.66      1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333     1.228 - 1.488  18,006,933          0.25      1.55 - 2.65   (1.15) - 10.47
                             2006  13,752,175     1.123 - 1.347  18,078,133          0.20      1.55 - 2.65    (0.48) - 6.48
                             2005   8,674,019     1.100 - 1.265  10,745,435          0.24      1.55 - 2.65     3.48 - 11.97
DWSI Global Opportunities    2009   2,726,698     0.998 - 1.625   4,150,504          1.44      1.55 - 2.65    43.79 - 45.35
  Subaccount                 2008   3,092,106     0.693 - 1.118   3,249,955            --      1.55 - 2.65 (51.48) - (50.92)
                             2007   3,436,720     1.427 - 2.278   7,417,353          1.02      1.55 - 2.65      2.13 - 7.25
                             2006   3,546,894     1.344 - 2.124   7,150,397          0.91      1.55 - 2.65    18.75 - 20.00
                             2005   3,777,884     1.131 - 1.770   6,397,887          0.34      1.55 - 2.65     1.16 - 16.61
DWSI Health Care Subaccount  2009   2,380,096     1.082 - 1.346   3,035,975          1.14      1.55 - 2.65    18.59 - 19.96
                             2008   3,239,205     0.911 - 1.122   3,485,472            --      1.55 - 2.65 (25.52) - (24.70)
                             2007   3,781,290     1.222 - 1.490   5,410,164            --      1.55 - 2.65     9.88 - 11.11
                             2006   4,014,878     1.110 - 1.341   5,185,746            --      1.55 - 2.65      0.54 - 4.20
                             2005   4,480,590     1.077 - 1.287   5,590,375            --      1.55 - 2.65    (0.63) - 8.95
DWSII Government & Agency    2009   5,472,346     1.102 - 1.184   6,311,542          4.70      1.55 - 2.65      4.95 - 6.09
  Securities Subaccount      2008   7,027,315     1.050 - 1.116   7,663,328          4.25      1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580     1.032 - 1.089   4,755,051          4.04      1.55 - 2.65      2.69 - 3.93
                             2006   4,873,458     1.005 - 1.054   5,013,915          3.50      1.55 - 2.65      1.10 - 2.15
                             2005   5,426,615     0.994 - 1.037   5,480,771          3.49      1.55 - 2.65    (0.58) - 0.98
DWSII Dreman Small Mid Cap   2009   6,769,158     1.064 - 1.718  10,898,028          1.69      1.55 - 2.65    25.92 - 27.35
  Value Subaccount           2008   7,699,706     0.844 - 1.349   9,778,847          1.35      1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529     1.306 - 2.067  17,838,953          0.60      1.55 - 2.65    (0.07) - 1.13
                             2006  10,404,529     1.305 - 2.044  20,277,059          0.38      1.55 - 2.65    21.35 - 22.62
                             2005  10,844,583     1.075 - 1.667  17,276,994          0.32      1.55 - 2.65   (0.87) - 14.30
DWSII Global Thematic        2009   3,417,264     1.092 - 1.546   5,030,435          1.26      1.55 - 2.65    39.48 - 41.06
  Subaccount                 2008   3,883,900     0.782 - 1.096   4,073,603          1.13      1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961     1.540 - 2.137   9,874,816          0.24      1.55 - 2.65      3.02 - 4.24
                             2006   4,292,759     1.493 - 2.050   8,490,261          0.19      1.55 - 2.65    11.58 - 27.65
                             2005   3,994,060     1.181 - 1.606   6,184,114            --      1.55 - 2.65     0.17 - 22.10
DWSII Technology Subaccount  2009   2,355,755     0.924 - 1.139   2,585,299            --      1.55 - 2.65    55.82 - 57.32
                             2008   2,162,417     0.593 - 0.724   1,509,302            --      1.55 - 2.65 (47.89) - (47.23)
                             2007   2,400,140     1.138 - 1.372   3,184,957            --      1.55 - 2.65   (3.20) - 12.09
                             2006   2,425,200     1.025 - 1.224   2,880,253            --      1.55 - 2.65   (8.95) - (1.13)
                             2005   2,829,966     1.045 - 1.238   3,423,884          0.11      1.55 - 2.65     0.58 - 15.49
Fidelity VIP Contrafund      2009 181,273,642     1.004 - 1.610 257,127,712          1.23      0.30 - 2.70    31.90 - 35.08
  Subaccount                 2008 193,501,420     0.759 - 1.210 204,385,840          0.80      0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728     1.357 - 2.150 395,591,028          0.78      0.30 - 2.70     1.63 - 16.61
                             2006 217,238,460     1.185 - 1.866 347,552,039          1.04      0.60 - 2.70     1.41 - 10.72
                             2005 196,360,677     1.089 - 1.705 283,983,247          0.12      0.60 - 2.65   (1.48) - 19.20


METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Dynamic Capital    2009   2,259,227     0.822 - 1.350   2,578,968          0.02      0.30 - 2.50    32.49 - 35.41
  Appreciation Subaccount       2008   2,474,553     0.614 - 1.002   2,110,918          0.42      0.30 - 2.50 (42.79) - (41.56)
                                2007   3,119,214     1.062 - 1.738   4,597,424          0.11      0.30 - 2.50    (4.18) - 6.13
                                2006   3,947,554     1.009 - 1.657   5,424,170          0.23      0.60 - 2.50     0.45 - 13.09
                                2005   4,166,735     0.899 - 1.480   5,146,611            --      0.60 - 2.50     5.46 - 26.48
Fidelity VIP Equity-Income      2009 108,541,676     0.948 - 2.597 240,102,941          2.34      0.30 - 1.90    27.47 - 29.73
  Subaccount                    2008 115,661,779     0.741 - 2.019 199,519,894          2.41      0.30 - 1.90 (43.90) - (42.78)
                                2007 132,444,044     1.316 - 3.566 400,892,976          1.74      0.30 - 1.90    (0.65) - 1.22
                                2006 140,114,841     1.319 - 3.557 432,505,764          3.32      0.30 - 1.90    17.68 - 19.76
                                2005 148,557,889     1.118 - 2.996 390,160,736          1.64      0.30 - 1.90   (0.53) - 10.53
Fidelity VIP High Income        2009  14,725,421     1.247 - 2.288  31,480,724          8.11      0.30 - 1.30    42.09 - 43.51
  Subaccount                    2008  15,749,612     0.877 - 1.609  23,781,248          8.57      0.30 - 1.30 (25.93) - (25.18)
                                2007  17,441,474     1.184 - 2.172  35,721,575          7.77      0.30 - 1.30    (0.59) - 2.49
                                2006  19,961,947     1.205 - 2.140  40,452,391          7.59      0.30 - 1.30     9.71 - 10.86
                                2005  22,298,010     1.087 - 1.948  41,324,308         15.19      0.30 - 1.30      1.41 - 2.45
Fidelity VIP Mid Cap Subaccount 2009 163,964,353     1.099 - 2.099 298,753,019          0.47      0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157     0.806 - 1.527 232,101,268          0.24      0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164     1.367 - 2.573 435,231,658          0.49      0.30 - 2.70   (0.31) - 14.63
                                2006 202,604,640     1.214 - 2.269 401,512,281          0.17      0.60 - 2.70     3.20 - 11.75
                                2005 189,610,580     1.106 - 2.053 340,760,006            --      0.60 - 2.70   (0.91) - 20.72
FTVIPT Franklin Income          2009  30,320,651     1.078 - 4.290  41,814,022          8.12      1.30 - 2.70    31.95 - 33.84
  Securities Subaccount         2008  27,781,181     0.817 - 3.209  25,140,094          5.49      1.30 - 2.70 (31.52) - (30.53)
  (Commenced 5/2/2005)          2007  28,070,936     1.193 - 1.255  34,418,610          3.38      1.30 - 2.70    (4.04) - 2.40
                                2006  20,579,714     1.181 - 1.227  24,768,105          3.41      1.30 - 2.70     0.42 - 16.70
                                2005   8,531,050     1.027 - 1.052   8,854,406          0.44      1.30 - 2.55    (3.63) - 5.18
FTVIPT Franklin Rising          2009  18,663,538     0.901 - 1.240  21,564,888          1.47      1.50 - 2.65    14.27 - 15.66
  Dividends Securities          2008  21,627,695     0.786 - 1.073  21,687,343          1.84      1.50 - 2.65 (29.05) - (28.22)
  Subaccount                    2007  25,791,683     1.103 - 1.495  36,386,985          2.37      1.50 - 2.65   (5.23) - (4.14)
                                2006  27,084,209     1.160 - 1.566  40,222,505          1.05      1.50 - 2.65   (0.93) - 15.40
                                2005  25,720,494     1.079 - 1.357  33,439,039          0.90      1.45 - 2.65    (0.31) - 7.06
FTVIPT Franklin Small-Mid Cap   2009  38,242,323     0.792 - 1.463  44,113,405            --      1.25 - 2.75    39.60 - 41.80
  Growth Securities             2008  39,918,390     0.562 - 1.037  32,498,385            --      1.25 - 2.75 (44.02) - (43.20)
  Subaccount                    2007  46,602,557     0.995 - 1.837  67,189,742            --      1.25 - 2.75      5.24 - 9.89
                                2006  51,461,967     0.911 - 1.681  68,132,735            --      1.25 - 2.75   (2.74) - 10.68
                                2005  59,469,386     0.853 - 1.575  73,527,779            --      1.25 - 2.75     1.70 - 14.55
FTVIPT Mutual Shares Securities 2009  42,535,689     1.147 - 1.264  50,121,663          1.91      1.40 - 1.90    23.60 - 24.29
  Subaccount                    2008  47,564,032     0.928 - 1.017  45,238,751          2.96      1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398     1.503 - 1.640  88,384,934          1.44      1.40 - 1.90      1.49 - 2.05
                                2006  57,394,982     1.239 - 1.772  86,503,678          0.87      0.60 - 2.70    15.23 - 17.67
                                2005 127,598,458     1.079 - 1.523 171,403,069          0.87      0.60 - 2.65     0.25 - 10.51
FTVIPT Templeton Developing     2009  15,673,026     1.745 - 2.849  31,239,521          4.01      0.30 - 1.80    69.58 - 72.16
  Markets Securities            2008  14,310,331     1.029 - 3.333  16,745,138          1.88      0.30 - 2.75  (53.56) - (8.93)
  Subaccount                    2007  49,160,016     1.880 - 4.056 152,721,262          2.31      0.30 - 2.75     1.06 - 28.01
                                2006  50,749,927     1.500 - 3.212 127,222,929          1.11      0.60 - 2.75    15.15 - 28.34
                                2005  46,875,652     1.203 - 2.557  95,464,644          1.24      0.60 - 2.75     2.15 - 27.70

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
FTVIPT Templeton Foreign      2009  97,704,725     1.097 - 1.902 144,240,071          3.43      0.30 - 2.75    33.29 - 36.64
  Securities Subaccount       2008 111,025,532     0.823 - 1.412 121,590,564          2.41      0.30 - 2.75 (41.99) - (40.56)
                              2007 128,820,623     1.418 - 2.409 240,864,853          1.97      0.30 - 2.75     0.36 - 14.76
                              2006 144,140,237     1.262 - 2.123 237,798,804          1.25      0.60 - 2.75     5.63 - 20.74
                              2005 143,497,805     1.067 - 1.778 199,114,339          1.15      0.60 - 2.75     1.78 - 12.00
FTVIPT Templeton Growth       2009  26,961,380     1.100 - 4.461  30,735,098          3.17      1.40 - 1.90    28.65 - 29.32
  Securities Subaccount       2008  29,971,329     0.855 - 1.006  26,545,651          1.79      1.40 - 1.90 (43.41) - (43.13)
                              2007  33,358,379     1.511 - 1.769  52,085,357          1.33      1.40 - 1.90      0.40 - 0.91
                              2006  33,917,235     1.273 - 4.461  52,475,326          0.32      0.60 - 2.65    16.33 - 21.07
                              2005 174,829,031     1.065 - 3.820 450,592,379          1.20      0.60 - 2.65     0.08 - 10.18
Janus Aspen Enterprise        2009  24,776,585     0.502 - 1.786  17,035,938            --      0.30 - 2.60    40.68 - 44.00
  Subaccount                  2008  28,579,786     0.354 - 1.262  13,787,452          0.06      0.30 - 2.60 (45.29) - (44.02)
                              2007  32,312,340     0.643 - 2.299  27,341,621          0.07      0.30 - 2.60     3.53 - 21.04
                              2006  37,639,585     0.538 - 1.932  25,719,132            --      0.60 - 2.60     2.48 - 12.66
                              2005  44,168,328     0.484 - 1.744  26,603,760            --      0.60 - 2.60     0.14 - 17.92
Janus Aspen Global Life       2009   3,783,040     1.056 - 1.685   4,409,682            --      1.40 - 2.45    22.54 - 23.87
  Sciences Subaccount         2008   4,863,385     0.856 - 1.366   4,534,181            --      1.40 - 2.45 (30.73) - (29.98)
                              2007   6,247,528     1.228 - 1.959   8,274,842            --      1.40 - 2.45     7.01 - 20.04
                              2006   7,103,646     1.027 - 1.639   7,888,399            --      1.40 - 2.50      3.67 - 4.88
                              2005   8,222,083     0.984 - 1.570   8,731,258            --      1.40 - 2.50     9.53 - 10.72
Janus Aspen Global Technology 2009  11,535,408     0.400 - 1.711   7,376,909            --      1.40 - 2.50    53.05 - 54.61
  Subaccount                  2008  12,535,710     0.260 - 1.110   4,935,515          0.09      1.40 - 2.50 (45.40) - (44.65)
                              2007  15,556,567     0.472 - 2.017  10,864,204          0.37      1.40 - 2.50   (3.32) - 20.00
                              2006  16,742,310     0.395 - 1.688   8,626,487            --      1.40 - 2.45      5.20 - 6.30
                              2005  18,659,741     0.373 - 1.594   8,786,656            --      1.40 - 2.50     1.60 - 23.46
Janus Aspen Overseas          2009  43,929,512     1.279 - 3.093  79,311,843          0.42      1.25 - 2.50    74.67 - 76.85
  Subaccount                  2008  45,196,584     0.727 - 1.767  45,301,896          1.14      1.25 - 2.50 (53.41) - (52.82)
                              2007  46,649,433     1.551 - 3.783  98,924,859          0.46      1.25 - 2.50    24.82 - 26.43
                              2006  39,477,549     1.235 - 3.023  63,301,996          1.93      1.25 - 2.50     7.41 - 44.80
                              2005  30,624,812     0.858 - 2.108  30,587,703          1.09      1.25 - 2.50    28.72 - 33.92
Janus Aspen Perkins Mid Cap   2009   1,321,540     1.805 - 1.891   2,453,292          0.34      1.40 - 2.10    30.14 - 31.05
  Value Subaccount            2008   1,549,198     1.387 - 1.443   2,201,304          0.40      1.40 - 2.10 (29.38) - (28.92)
                              2007   1,802,779     1.964 - 2.030   3,616,456          1.25      1.40 - 2.10      4.91 - 5.67
                              2006   2,062,278     1.872 - 1.921   3,922,565          1.03      1.40 - 2.10    12.70 - 13.47
                              2005   2,101,134     1.661 - 1.693   3,530,008          0.65      1.40 - 2.10      7.72 - 8.53
Janus Aspen Worldwide         2009   1,215,231     0.748 - 1.134   1,081,304          1.30      0.30 - 1.30    35.75 - 36.96
  Subaccount                  2008   1,473,348     0.551 - 1.606     933,270          0.15      0.30 - 2.45  (45.55) - (5.61)
                              2007  34,679,126     0.711 - 1.706  28,343,346          0.55      0.30 - 2.50    (5.11) - 8.61
                              2006  39,895,818     0.662 - 1.588  29,737,903          1.61      0.60 - 2.50     8.51 - 17.31
                              2005  46,394,416     0.572 - 1.377  29,711,140          1.20      0.60 - 2.45      2.99 - 4.92
LMPVET Batterymarch           2009  37,665,030     0.823 - 1.299  39,277,028          3.11      1.30 - 2.60    17.63 - 19.29
  Variable Global Equity      2008  42,841,696     0.697 - 1.089  37,811,490          0.07      1.30 - 2.60 (42.86) - (42.11)
  Subaccount                  2007  53,650,045     1.215 - 1.881  82,583,852          0.54      1.30 - 2.60      2.17 - 3.58
                              2006  59,433,754     1.185 - 1.816  89,196,048          1.17      1.30 - 2.60    12.21 - 13.71
                              2005  61,757,365     1.052 - 1.597  82,415,988          0.84      1.30 - 2.60     1.94 - 10.96

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable    2009 135,980,347 0.821 - 1.221   137,170,481          3.17      0.30 - 2.70    19.33 - 22.53
  Equity Income Builder        2008 156,487,513 0.688 - 0.999   131,469,976          0.92      0.30 - 2.75 (36.73) - (35.21)
  Subaccount                   2007 193,635,280 1.086 - 1.547   255,776,152          1.33      0.30 - 2.75    (1.75) - 5.10
                               2006 206,024,660 1.105 - 1.455   263,625,366          1.58      1.30 - 2.70      0.48 - 9.40
                               2005 211,410,592 1.020 - 1.333   252,369,546          1.40      1.30 - 2.70      0.96 - 7.50
LMPVET ClearBridge Variable    2009 532,331,659 0.762 - 1.317   486,236,715            --      0.30 - 2.70    30.76 - 34.11
  Aggressive Growth            2008 622,180,674 0.574 - 0.996   428,934,280            --      0.30 - 2.70 (42.18) - (40.60)
  Subaccount                   2007 741,329,212 0.978 - 1.824   873,001,582            --      0.30 - 2.70    (6.31) - 6.75
                               2006 828,375,230 1.011 - 1.763 1,008,765,968            --      0.60 - 2.70   (0.83) - 12.52
                               2005 882,099,864 0.946 - 1.616 1,008,008,342            --      0.60 - 2.70   (1.02) - 19.50
LMPVET ClearBridge Variable    2009 397,735,990 1.012 - 1.490   463,631,605          2.10      0.60 - 2.70    18.86 - 21.39
  Appreciation Subaccount      2008 467,330,035 0.796 - 1.237   453,131,027          1.19      0.30 - 2.70 (31.28) - (29.54)
                               2007 583,776,051 1.149 - 1.775   814,727,982          1.06      0.30 - 2.70      0.32 - 7.74
                               2006 591,237,387 1.143 - 1.660   775,105,401          1.08      0.60 - 2.70     9.13 - 14.14
                               2005 652,374,697 1.014 - 1.466   758,783,275          0.86      0.60 - 2.70    (1.29) - 7.69
LMPVET ClearBridge Variable    2009  97,741,534 0.895 - 1.343   110,062,798          0.66      1.30 - 2.70    36.43 - 38.45
  Capital Subaccount           2008 115,893,792 0.653 - 0.970    95,061,000          0.05      1.30 - 2.70 (43.67) - (42.87)
                               2007 152,949,759 1.151 - 1.698   221,598,096          0.36      1.30 - 2.70    (0.94) - 0.48
                               2006 183,219,024 1.152 - 1.690   265,543,722          0.59      1.30 - 2.70     9.02 - 12.22
                               2005 217,659,613 1.033 - 1.506   283,401,915          0.37      1.30 - 2.70    (1.29) - 8.67
LMPVET ClearBridge Variable    2009  49,502,519 0.694 - 1.235    39,911,756          1.97      0.30 - 2.60    18.92 - 21.69
  Dividend Strategy            2008  57,971,618 0.576 - 1.035    38,759,544          2.71      0.30 - 2.60 (30.40) - (28.79)
  Subaccount                   2007  71,241,834 0.818 - 1.482    67,840,329          1.94      0.30 - 2.60    (0.82) - 5.77
                               2006  81,696,891 0.779 - 1.424    73,888,601          2.07      0.60 - 2.60    14.86 - 17.29
                               2005  96,864,753 0.670 - 1.235    74,835,821          1.92      0.60 - 2.60    (3.04) - 1.64
LMPVET ClearBridge Variable    2009 428,072,804 0.901 - 2.730   494,512,064          1.33      0.30 - 2.75    25.84 - 28.91
  Fundamental Value Subaccount 2008 503,204,890 0.716 - 2.135   457,409,846          1.59      0.30 - 2.75 (38.34) - (36.73)
                               2007 615,032,338 1.159 - 3.407   899,059,753          1.20      0.30 - 2.75    (8.41) - 0.62
                               2006 579,041,469 1.176 - 3.404   857,241,747          1.57      0.60 - 2.70     7.52 - 16.10
                               2005 640,934,562 1.035 - 2.948   838,842,449          0.95      0.60 - 2.70   (0.08) - 11.22
LMPVET ClearBridge Variable    2009 153,410,278 0.920 - 1.643   172,680,085          1.90      0.30 - 2.70    21.21 - 24.09
  Investors Subaccount         2008 180,915,479 0.759 - 1.327   166,124,166          1.22      0.30 - 2.70 (37.38) - (35.81)
                               2007 228,211,487 1.212 - 2.074   330,952,064          1.43      0.30 - 2.70    (4.61) - 3.29
                               2006 101,551,259 1.199 - 2.008   156,887,651          1.54      0.60 - 2.70     3.61 - 17.50
                               2005 123,030,450 1.036 - 1.709   163,740,192          1.16      0.60 - 2.70     1.34 - 11.01
LMPVET ClearBridge Variable    2009 128,748,339 0.856 - 1.510   137,942,475          0.27      0.30 - 2.70    38.57 - 42.03
  Large Cap Growth Subaccount  2008 150,824,586 0.612 - 1.067   115,654,875          0.26      0.30 - 2.70 (38.96) - (37.50)
                               2007 188,404,599 0.994 - 1.712   234,261,631          0.04      0.30 - 2.70    (1.31) - 4.65
                               2006 232,886,086 0.961 - 1.636   281,734,618          0.14      0.60 - 2.70      1.55 - 5.41
                               2005 278,785,232 0.936 - 1.573   329,657,840          0.13      0.60 - 2.70   (2.08) - 14.01
LMPVET ClearBridge Variable    2009  49,070,208 1.076 - 1.510    62,841,873          0.46      1.30 - 2.70    32.43 - 34.18
  Mid Cap Core Subaccount      2008  57,996,976 0.806 - 1.130    55,520,897          0.19      1.30 - 2.70 (37.03) - (36.11)
                               2007  71,238,308 1.269 - 1.778   107,349,964          0.37      1.30 - 2.70    (3.30) - 5.81
                               2006  84,470,972 1.208 - 1.697   121,343,232          0.53      1.30 - 2.70    11.72 - 13.30
                               2005  97,571,737 1.072 - 1.511   124,336,440          0.62      1.30 - 2.70     2.58 - 15.72

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                      ----------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable      2009  54,202,034     0.962 - 1.770  68,494,048            --      0.30 - 2.75    38.93 - 42.35
  Small Cap Growth Subaccount    2008  59,867,011     0.686 - 1.262  53,919,156            --      0.30 - 2.75 (42.32) - (40.89)
                                 2007  71,547,703     1.177 - 2.168 110,867,024            --      0.30 - 2.75    (2.50) - 9.34
                                 2006  48,654,073     1.089 - 2.006  72,415,820            --      0.60 - 2.75     2.71 - 12.18
                                 2005  53,101,252     0.983 - 1.812  72,504,142            --      0.60 - 2.75   (1.49) - 15.51
LMPVET Global Currents           2009  72,264,608     0.656 - 1.431  72,976,986          1.16      0.30 - 2.45    25.53 - 28.15
  Variable International All Cap 2008  83,125,785     0.519 - 1.132  65,489,475          1.91      0.30 - 2.45 (44.82) - (43.56)
  Opportunity Subaccount         2007  99,535,027     0.933 - 2.034 140,032,107          0.89      0.30 - 2.45      3.76 - 6.07
                                 2006 117,587,244     0.891 - 1.946 158,149,388          2.06      0.30 - 2.45    22.84 - 25.44
                                 2005 136,186,093     0.719 - 1.572 147,650,094          1.33      0.30 - 2.45     9.01 - 11.39
LMPVET Investment Counsel        2009  35,265,807     0.862 - 2.837  55,656,183          1.52      0.30 - 2.50    19.84 - 22.47
  Variable Social Awareness      2008  39,745,946     0.711 - 2.339  50,092,116          1.84      0.30 - 2.50 (27.04) - (25.45)
  Subaccount                     2007  44,597,635     0.964 - 3.166  75,221,700          1.34      0.30 - 2.60     3.74 - 10.56
                                 2006  49,752,084     0.882 - 2.891  76,089,838          0.51      0.30 - 2.60     3.03 - 13.49
                                 2005  55,905,779     0.830 - 2.718  79,195,743          0.71      0.30 - 2.60    (1.02) - 7.18
LMPVET Lifestyle Allocation      2009  82,791,698     1.158 - 1.542 104,008,687          4.97      1.17 - 1.90    29.82 - 30.79
  50% Subaccount                 2008 101,668,320     0.892 - 1.179  98,139,570          3.26      1.17 - 1.90 (28.75) - (28.20)
                                 2007 127,276,506     1.252 - 1.642 171,934,433          3.41      1.17 - 1.90      1.29 - 2.05
                                 2006 145,594,514     1.236 - 1.609 193,888,194          2.71      1.17 - 1.90      6.19 - 6.91
                                 2005 169,628,482     1.164 - 1.505 212,166,507          2.22      1.17 - 1.90      0.61 - 1.35
LMPVET Lifestyle Allocation      2009  52,457,087     1.062 - 1.328  57,089,042          3.47      1.17 - 1.90    30.47 - 31.36
  70% Subaccount                 2008  61,066,781     0.814 - 1.011  50,738,235          2.32      1.17 - 1.90 (34.09) - (33.57)
                                 2007  73,092,932     1.235 - 1.522  91,454,984          2.55      1.17 - 1.90      1.90 - 2.63
                                 2006  87,069,481     1.209 - 1.483 106,393,247          1.83      1.17 - 1.90      6.78 - 7.62
                                 2005 101,949,763     1.126 - 1.378 116,033,705          1.45      1.17 - 1.90      2.81 - 3.53
LMPVET Lifestyle Allocation      2009  33,143,582     0.995 - 1.299  34,156,185          2.32      1.17 - 1.90    30.07 - 30.95
  85% Subaccount                 2008  38,462,858     0.765 - 0.992  30,330,127          1.65      1.17 - 1.90 (38.60) - (38.15)
                                 2007  45,631,090     1.246 - 1.604  58,313,241          1.51      1.17 - 1.90      1.38 - 2.17
                                 2006  53,182,538     1.229 - 1.570  66,724,256          0.99      1.17 - 1.90      7.43 - 8.20
                                 2005  64,153,803     1.144 - 1.451  74,562,883          0.44      1.17 - 1.90      4.00 - 4.84
LMPVIT Western Asset Variable    2009  19,371,479     0.861 - 0.987  17,529,423          1.87      0.30 - 2.70    14.32 - 17.08
  Adjustable Rate Income         2008  21,578,202     0.753 - 0.843  16,918,729          4.31      0.30 - 2.70 (23.29) - (21.44)
  Subaccount                     2007  30,126,619     0.981 - 1.073  30,521,526          4.33      0.30 - 2.70    (1.39) - 0.75
                                 2006  35,144,629     0.993 - 1.061  35,771,917          4.31      0.60 - 2.70      1.09 - 3.51
                                 2005  39,587,779     0.979 - 1.025  39,430,489          3.40      0.60 - 2.70    (0.31) - 1.79
LMPVIT Western Asset Variable    2009  26,699,119     1.093 - 1.445  34,599,462          5.05      1.30 - 2.60    16.24 - 17.83
  Diversified Strategic Income   2008  31,595,735     0.936 - 1.228  34,921,049          5.68      1.30 - 2.60 (15.82) - (14.74)
  Subaccount                     2007  41,508,754     1.107 - 1.442  54,059,048          4.83      1.30 - 2.60    (0.62) - 0.62
                                 2006  50,158,783     1.109 - 1.434  65,204,884          5.64      1.16 - 2.60      2.64 - 4.06
                                 2005  60,220,905     1.075 - 1.380  75,567,646          5.28      1.30 - 2.60    (0.27) - 1.42
LMPVIT Western Asset Variable    2009  10,569,292     1.082 - 1.724  14,895,212         10.68      1.40 - 2.60    51.46 - 53.38
  Global High Yield Bond         2008  11,006,706     0.713 - 1.124  10,450,813         10.04      1.40 - 2.60 (32.56) - (31.80)
  Subaccount                     2007  13,236,960     1.055 - 1.648  18,636,640          6.73      1.40 - 2.60   (4.92) - (1.44)
                                 2006  14,752,622     1.084 - 1.672  21,408,366          5.68      1.40 - 2.60      5.72 - 9.07
                                 2005  15,852,482     1.002 - 1.533  21,690,069          6.20      1.40 - 2.60    (0.20) - 3.89

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVIT Western Asset Variable   2009 102,925,900     1.155 - 2.020 151,238,219         11.51      0.30 - 2.70    55.73 - 59.42
  High Income Subaccount        2008 123,565,072     0.736 - 1.278 115,143,440         10.18      0.30 - 2.70 (31.84) - (30.18)
                                2007 159,566,246     1.072 - 1.847 215,408,851          8.20      0.30 - 2.70    (2.40) - 0.97
                                2006 184,544,851     1.089 - 1.863 252,450,183          7.49      0.30 - 2.70     6.38 - 10.67
                                2005 209,633,796     1.000 - 1.699 263,313,301          7.92      0.30 - 2.70    (0.97) - 4.59
LMPVIT Western Asset Variable   2009 211,991,805     0.991 - 1.431 235,550,617          0.25      0.30 - 2.70   (2.52) - (0.09)
  Money Market Subaccount       2008 300,953,532     1.010 - 1.445 338,022,005          2.50      0.30 - 2.70    (0.10) - 2.32
                                2007 206,176,952     1.010 - 1.425 232,418,158          4.79      0.30 - 2.70      0.58 - 4.57
                                2006 206,111,427     0.988 - 1.374 226,874,276          4.52      0.30 - 2.70      0.10 - 4.28
                                2005 224,635,730     0.969 - 1.329 240,933,053          2.77      0.30 - 2.70      0.20 - 2.49
LMPVIT Western Asset Variable   2009  28,485,160     0.985 - 1.493  34,243,010          4.57      1.40 - 2.60    18.59 - 20.11
  Strategic Bond Subaccount     2008  29,886,687     0.826 - 1.243  30,221,472          5.95      1.40 - 2.60 (19.10) - (18.17)
                                2007  36,686,427     1.018 - 1.519  45,919,702          4.69      1.40 - 2.60    (0.64) - 0.60
                                2006  39,934,855     1.021 - 1.510  50,131,185          5.38      1.40 - 2.60      2.15 - 3.57
                                2005  40,623,641     0.993 - 1.458  50,131,485          5.03      1.40 - 2.60    (0.50) - 1.22
MIST American Funds Balanced    2009   1,066,350     0.896 - 0.911     966,059            --      0.30 - 1.30    27.64 - 28.85
  Allocation Subaccount         2008     460,585     0.703 - 0.707     324,976          9.23      0.30 - 1.15 (29.79) - (29.38)
  (Commenced 4/28/2008)
MIST American Funds Growth      2009     860,371     0.842 - 0.857     733,008            --      0.30 - 1.30    32.18 - 33.70
  Allocation Subaccount         2008     361,073     0.637 - 0.641     231,081          8.34      0.30 - 1.30 (36.32) - (35.88)
  (Commenced 4/28/2008)
MIST American Funds Moderate    2009     664,781     0.937 - 0.953     628,194            --      0.30 - 1.30    21.85 - 22.97
  Allocation Subaccount         2008     127,658     0.769 - 0.775      98,733          6.60      0.30 - 1.30 (23.20) - (22.67)
  (Commenced 4/28/2008)
MIST Batterymarch Growth and    2009  14,486,682    1.002 - 19.108 261,765,961          2.26      1.00 - 1.65    20.00 - 20.68
  Income Subaccount             2008  15,925,617    0.835 - 15.834 239,145,150          1.44      1.00 - 1.65 (37.92) - (37.50)
  (Commenced 5/1/2006)          2007  18,277,607    1.345 - 25.333 440,328,684          0.87      1.00 - 1.65      6.07 - 6.77
                                2006  21,299,043    1.268 - 23.727 482,879,112            --      1.00 - 1.65      7.55 - 8.09
MIST BlackRock High Yield       2009  52,060,128     1.099 - 6.584 105,877,776          5.75      0.19 - 2.65    42.84 - 46.92
  Subaccount                    2008  55,599,982     0.769 - 4.524  78,057,547          7.33      0.19 - 2.65 (26.75) - (24.36)
  (Commenced 5/1/2006)          2007  63,143,456     1.132 - 6.037 120,841,696          5.94      0.19 - 2.64    (3.27) - 2.16
                                2006  45,095,489     1.151 - 1.603  65,000,201            --      0.60 - 2.65      3.01 - 6.11
MIST BlackRock Large Cap        2009  63,249,054     0.712 - 1.314  56,574,643          1.44      0.30 - 2.75    15.99 - 18.86
  Core Subaccount               2008  71,441,239     0.607 - 1.123  54,264,589          0.59      0.30 - 2.75 (39.06) - (37.48)
  (Commenced 5/1/2006)          2007  85,113,395     0.983 - 1.827 104,311,222          0.71      0.30 - 2.70    (2.36) - 5.26
                                2006 101,594,807     0.938 - 1.744 118,294,948            --      0.60 - 2.70     5.05 - 10.59
MIST Clarion Global Real Estate 2009  98,568,292     0.750 - 1.979  84,648,075          3.61      0.30 - 2.75    31.31 - 34.81
  Subaccount                    2008 105,420,478     0.570 - 1.490  68,580,445          2.12      0.30 - 2.75 (43.20) - (41.78)
  (Commenced 11/14/2005)        2007 124,374,407     1.003 - 2.594 140,702,795          1.01      0.30 - 2.75  (24.83) - (2.70)
                                2006 139,168,963     1.211 - 1.454 170,229,023          0.01      0.30 - 2.75   (1.14) - 35.26
                                2005     306,793     1.074 - 1.075     329,565            --      1.70 - 2.60    (0.19) - 7.40

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Dreman Small Cap Value    2009  11,126,251     0.984 - 1.296  13,676,299          0.92      0.30 - 2.70    25.72 - 28.66
  Subaccount                   2008  11,190,143     0.772 - 1.017  10,817,418          0.75      0.30 - 2.70 (27.24) - (25.45)
  (Commenced 5/1/2006)         2007  10,129,896     1.045 - 1.377  13,308,156            --      0.30 - 2.70  (11.59) - (1.49)
                               2006   6,819,826     1.068 - 1.408   9,181,770          0.61      0.60 - 2.70   (0.37) - 18.86
MIST Harris Oakmark            2009  65,954,572     0.986 - 1.786  86,620,909          8.30      0.30 - 2.70    51.28 - 55.03
  International Subaccount     2008  73,645,655     0.646 - 1.168  62,788,056          2.06      0.30 - 2.70 (42.32) - (40.90)
  (Commenced 5/1/2006)         2007  89,021,152     1.109 - 2.005 130,584,087          0.94      0.29 - 2.69  (11.52) - (1.45)
                               2006  97,474,617     1.139 - 2.057 145,215,968            --      0.56 - 2.66     4.17 - 17.50
MIST Janus Forty Subaccount    2009 178,453,861     0.690 - 7.156 617,906,720            --      0.30 - 2.75    39.33 - 42.78
  (Commenced 5/1/2006)         2008 184,741,781     0.491 - 5.059 456,343,114          6.04      0.30 - 2.75 (43.44) - (42.04)
                               2007 191,666,259     0.859 - 8.811 845,500,235          0.17      0.30 - 2.75   (0.95) - 30.11
                               2006 214,476,771     0.671 - 6.839 749,436,415            --      0.30 - 2.75     1.73 - 13.45
MIST Lazard Mid Cap Subaccount 2009  64,642,037     0.855 - 2.185  90,411,267          1.37      0.30 - 2.65    33.13 - 36.70
  (Commenced 4/30/2007)        2008  69,717,278     0.639 - 1.603  72,983,686          0.08      0.30 - 2.65  (39.91) - (3.15)
                               2007   5,965,059     1.059 - 1.161   6,737,323            --      0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason Partners       2009     206,409     0.625 - 0.683     138,656            --      0.30 - 1.30    31.30 - 32.62
  Aggressive Growth Subaccount 2008     103,980     0.491 - 0.515      52,646            --      0.30 - 0.90 (36.79) - (36.53)
  (Commenced 4/28/2008)
MIST Legg Mason Value Equity   2009   7,082,207     0.590 - 0.660   4,295,464          1.79      0.30 - 2.60    34.40 - 37.50
  Subaccount                   2008   9,703,866     0.439 - 0.480   4,349,147          0.02      0.30 - 2.60 (55.79) - (54.76)
  (Commenced 11/14/2005)       2007   8,033,958     0.993 - 1.013   8,088,383            --      1.70 - 2.60   (8.39) - (7.49)
                               2006   8,080,451     1.084 - 1.095   8,812,069            --      1.70 - 2.60      3.83 - 9.20
                               2005   3,024,819     1.043 - 1.045   3,158,285            --      1.70 - 2.60    (1.79) - 4.50
MIST Loomis Sayles Global      2009  43,268,117     1.440 - 4.312 166,789,133          2.44      0.30 - 1.65    38.65 - 40.52
  Markets Subaccount           2008  46,805,268     1.036 - 3.096 129,910,023          5.05      0.30 - 1.65 (40.09) - (39.26)
  (Commenced 4/30/2007)        2007  52,358,564     1.725 - 5.148 243,698,087            --      0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond          2009  45,437,764     1.245 - 1.982  70,758,842          7.78      0.30 - 2.65    33.50 - 36.72
  Debenture Subaccount         2008  50,357,034     0.938 - 1.462  58,397,632          4.53      0.30 - 2.65 (20.53) - (18.67)
  (Commenced 5/1/2006)         2007  60,470,520     1.178 - 1.813  88,568,023          5.47      0.30 - 2.65      1.31 - 6.16
                               2006  63,399,577     1.130 - 1.717  89,513,985            --      0.60 - 2.65      4.06 - 5.79
MIST Lord Abbett Growth and    2009 178,302,083     0.770 - 4.000 149,934,901          2.27      0.30 - 2.70    15.27 - 18.02
  Income Subaccount            2008 200,939,476     0.668 - 3.431 145,054,521          1.55      0.30 - 2.70 (38.03) - (36.47)
  (Commenced 11/14/2005)       2007 239,539,828     1.078 - 1.407 267,772,267          0.68      0.05 - 2.70    (2.62) - 3.32
                               2006 191,555,885     1.068 - 1.187 209,981,658          0.02      0.35 - 2.70     6.69 - 15.80
                               2005     492,132     1.024 - 1.025     504,179          1.25      1.70 - 2.60    (0.77) - 2.40
MIST Lord Abbett Mid Cap       2009  70,579,098     0.765 - 1.078  56,795,766          2.21      0.30 - 2.70    23.15 - 26.08
  Value Subaccount             2008  80,119,831     0.620 - 0.855  51,848,646          0.58      0.30 - 2.75 (40.44) - (38.93)
  (Commenced 11/14/2005)       2007  94,328,307     1.041 - 1.401 101,596,400          0.06      0.30 - 2.75  (11.39) - (0.56)
                               2006   4,978,445     1.064 - 1.142   5,537,536          0.32      1.30 - 2.70   (0.47) - 15.75
                               2005     748,298     1.034 - 1.035     774,357          0.80      1.70 - 2.60    (0.86) - 3.50
MIST Met/AIM Small Cap         2009   7,370,837     0.907 - 1.169   8,271,522            --      0.30 - 2.70    30.71 - 33.87
  Growth Subaccount            2008   6,688,902     0.685 - 0.882   5,665,418            --      0.30 - 2.70 (40.29) - (38.81)
  (Commenced 5/1/2006)         2007   4,965,688     1.129 - 1.455   6,946,984            --      0.30 - 2.70   (7.16) - 10.77
                               2006   3,177,286     1.026 - 1.322   4,073,297            --      0.60 - 2.70   (1.47) - 14.44

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Met/Franklin Mutual      2009     658,147     0.800 - 0.809     530,058            --      1.70 - 2.35    21.95 - 22.76
  Shares Subaccount           2008     386,422     0.656 - 0.659     254,151         10.69      1.70 - 2.25 (34.37) - (34.19)
  (Commenced 4/28/2008)
MIST MetLife Balanced         2009  23,223,388     0.944 - 1.070  24,265,282            --      1.55 - 2.65    22.33 - 23.27
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MetLife Growth           2009  22,113,186     0.941 - 1.083  23,350,459            --      1.55 - 2.55    26.14 - 27.11
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MetLife Moderate         2009  13,266,871     0.996 - 1.113  14,418,041            --      1.55 - 2.55    20.11 - 20.98
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MFS Emerging Markets     2009  45,575,766     1.276 - 3.195 106,330,059          1.85      0.30 - 2.75    64.38 - 68.59
  Equity Subaccount           2008  49,186,008     0.776 - 1.928  69,356,966          0.98      0.30 - 2.75   (58.76) - 0.58
  (Commenced 4/30/2007)       2007  22,838,831     2.030 - 4.094  69,677,937            --      0.30 - 2.65     0.00 - 26.05
MIST MFS Research             2009  57,249,025     1.038 - 1.809  77,964,871          3.25      0.30 - 2.65    28.09 - 31.20
  International Subaccount    2008  65,026,844     0.810 - 1.398  68,048,654          1.70      0.30 - 2.65 (44.56) - (42.53)
  (Commenced 11/14/2005)      2007  57,544,188     1.442 - 2.468 102,336,302          0.15      0.30 - 2.60   (3.39) - 11.36
                              2006   5,651,436     1.307 - 1.320   7,437,528          1.36      1.70 - 2.60    11.89 - 24.41
                              2005     322,712     1.059 - 1.061     342,188          0.70      1.70 - 2.60    (0.28) - 6.53
MIST Oppenheimer Capital      2009 431,970,938     0.779 - 0.878 351,416,197            --      0.30 - 2.65    39.93 - 43.70
  Appreciation Subaccount     2008 458,261,491     0.550 - 0.611 261,896,842          0.31      0.30 - 2.65 (47.40) - (45.98)
  (Commenced 5/1/2006)        2007  26,945,381     1.114 - 1.137  30,451,362            --      1.40 - 2.65   (3.52) - 12.69
                              2006  25,498,695     1.001 - 1.009  25,665,518            --      1.40 - 2.65   (0.59) - 11.07
MIST PIMCO Inflation          2009  85,594,721     1.092 - 1.323 104,939,462          3.81      0.30 - 2.75    14.94 - 18.00
  Protected Bond Subaccount   2008  84,875,080     0.947 - 1.132  89,827,203          3.82      0.30 - 2.70   (9.46) - (7.14)
  (Commenced 11/14/2005)      2007  73,914,152     1.041 - 1.228  86,351,508          0.17      0.80 - 2.70     0.00 - 10.15
                              2006   4,512,924     0.977 - 0.987   4,439,945          2.92      0.30 - 2.60   (2.20) - (1.30)
                              2005   1,391,214     0.999 - 1.000   1,390,519            --      1.70 - 2.60    (0.99) - 0.81
MIST PIMCO Total Return       2009 309,041,939     1.213 - 1.724 437,011,528          0.57      0.30 - 2.70    10.87 - 16.13
  Subaccount                  2008  20,657,165     1.055 - 1.085  22,251,150          3.60      1.70 - 2.60   (2.22) - (1.36)
  (Commenced 11/14/2005)      2007  17,237,540     1.079 - 1.100  18,856,207          3.31      1.70 - 2.60      4.86 - 5.77
                              2006  15,842,977     1.029 - 1.040  16,420,536          2.29      1.70 - 2.60      1.78 - 2.77
                              2005   3,430,988     1.011 - 1.012   3,469,914            --      1.70 - 2.60      0.30 - 1.51
MIST Pioneer Fund Subaccount  2009  35,071,315     0.778 - 1.690  48,615,076          1.01      0.30 - 2.60    20.72 - 26.30
  (Commenced 5/1/2006)        2008  16,387,552     0.680 - 1.382  18,839,100          1.12      0.30 - 2.60 (34.56) - (32.98)
                              2007  18,642,832     1.026 - 2.083  32,327,745          0.89      0.30 - 2.60    (1.73) - 4.65
                              2006  21,298,211     0.989 - 2.009  35,569,034            --      0.30 - 2.60     6.84 - 10.95
MIST Pioneer Strategic Income 2009 167,562,465     1.174 - 2.399 249,602,835          4.51      0.30 - 2.75    22.59 - 32.67
  Subaccount                  2008 132,562,461     0.949 - 1.824 156,083,247          6.69      0.30 - 2.70 (14.11) - (10.96)
  (Commenced 5/1/2006)        2007 137,915,159     1.088 - 2.067 187,183,787          0.68      0.30 - 2.70    (0.25) - 6.25
                              2006 139,920,997     1.044 - 1.961 183,340,432          4.59      0.30 - 2.70      1.32 - 4.57

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST SSgA Growth and              2009 118,121,815             1.036 122,341,279          2.14             1.25            23.33
  Income ETF Subaccount           2008 130,577,256             0.840 109,653,164          1.90             1.25           (25.99)
  (Commenced 11/14/2005           2007 147,441,601             1.135 167,304,437            --             1.25             4.13
  and began transactions in 2006) 2006 158,709,583             1.090 173,013,019          1.47             1.25             9.00
MIST SSgA Growth ETF              2009 151,971,206             0.976 148,328,139          1.93             1.25            27.42
  Subaccount                      2008 161,274,026             0.766 123,461,622          1.56             1.25           (33.74)
  (Commenced 11/14/2005 and       2007 175,301,265             1.156 202,730,917            --             1.25             4.24
  began transactions in 2006)     2006 181,206,750             1.109 200,905,447          1.09             1.25            10.90
MIST T. Rowe Price Mid Cap        2009   2,174,650     0.755 - 1.302   2,536,266            --      1.55 - 2.65    29.50 - 43.23
  Growth Subaccount               2008   1,198,311     0.761 - 0.909   1,061,661            --      1.55 - 2.65 (38.51) - (38.05)
  (Commenced 4/28/2008)
MIST Third Avenue Small Cap       2009 135,415,681     0.810 - 1.619 149,634,615          1.19      0.30 - 2.70    23.10 - 26.11
  Value Subaccount                2008 150,325,118     0.658 - 1.298 132,190,608          0.77      0.30 - 2.70 (31.74) - (30.08)
  (Commenced 5/1/2006)            2007 177,121,221     0.964 - 1.876 223,905,276          0.36      0.30 - 2.70  (10.65) - (3.56)
                                  2006  63,225,110     1.021 - 1.792  70,653,137            --      0.60 - 2.70      1.79 - 5.99
MIST Turner Mid Cap Growth        2009   2,403,026     1.074 - 1.371   3,118,333            --      1.55 - 2.65    43.39 - 44.93
  Subaccount                      2008   2,586,292     0.749 - 0.946   2,331,082            --      1.55 - 2.65 (45.80) - (45.39)
  (Commenced 4/28/2008)
MIST Van Kampen Comstock          2009 212,159,391     0.834 - 1.373 237,036,843          0.01      0.30 - 2.75    23.19 - 31.15
  Subaccount                      2008     938,859     0.677 - 0.696     648,344          2.17      1.70 - 2.60 (37.55) - (37.01)
  (Commenced 11/14/2005)          2007   1,286,953     1.084 - 1.105   1,416,028          1.48      1.70 - 2.60   (5.41) - (4.08)
                                  2006   1,279,856     1.141 - 1.152   1,471,570            --      1.70 - 2.60     1.06 - 14.06
                                  2005     104,387     1.009 - 1.010     105,369          2.33      1.70 - 2.60    (1.18) - 0.90
MIST Van Kampen Mid Cap           2009  15,136,307     0.750 - 2.045  17,892,218          0.01      0.30 - 2.60    53.24 - 56.78
  Growth Subaccount               2008  16,241,619     0.485 - 1.321  12,604,861          0.43      0.30 - 2.60 (49.06) - (47.29)
  (Commenced 11/14/2005)          2007   3,986,582     1.311 - 1.336   5,299,998            --      1.70 - 2.60   (7.20) - 21.34
                                  2006   4,406,247     1.090 - 1.101   4,834,885            --      1.70 - 2.60      5.62 - 6.58
                                  2005     736,746     1.032 - 1.033     760,699            --      1.70 - 2.60    (1.43) - 3.20
Morgan Stanley Capital            2009     921,618     1.128 - 1.419   1,228,624          0.12      1.60 - 2.60    66.53 - 68.13
  Opportunities Subaccount        2008     938,169     0.676 - 0.844     753,390          0.17      1.60 - 2.60 (49.11) - (48.57)
                                  2007   1,543,165     1.326 - 1.641   2,443,108          0.16      1.60 - 2.60    16.12 - 17.30
                                  2006   1,027,015     1.142 - 1.399   1,389,661            --      1.60 - 2.60      1.29 - 2.27
                                  2005   1,016,022     1.124 - 1.368   1,353,782            --      1.60 - 2.60     3.79 - 22.19
Morgan Stanley Dividend           2009   2,297,823     0.863 - 1.029   2,276,427          1.75      1.60 - 2.50    20.90 - 22.06
  Growth Subaccount               2008   2,424,014     0.711 - 0.843   1,981,211          0.42      1.60 - 2.50 (38.06) - (37.51)
                                  2007   2,901,396     1.193 - 1.349   3,816,301          1.01      1.60 - 2.50    (5.62) - 2.27
                                  2006   3,107,296     1.177 - 1.319   4,019,208          1.15      1.60 - 2.50      8.08 - 9.10
                                  2005   3,176,334     1.089 - 1.209   3,788,337          1.11      1.60 - 2.50      2.78 - 5.32
Morgan Stanley S&P 500 Index      2009   6,684,139     0.890 - 1.095   7,067,118          2.54      1.55 - 2.60    22.77 - 24.19
  Subaccount                      2008   6,631,301     0.722 - 0.883   5,673,311          2.18      1.55 - 2.60 (38.88) - (38.23)
                                  2007   6,967,206     1.178 - 1.430   9,696,418          1.53      1.55 - 2.60      2.29 - 3.36
                                  2006   7,539,294     1.147 - 1.384  10,207,594          1.43      1.55 - 2.60    12.32 - 13.44
                                  2005   8,719,992     1.019 - 1.220  10,480,009          1.51      1.55 - 2.60    (1.15) - 6.44

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
MSF Barclays Capital Aggregate  2009  62,894,452     1.181 - 2.241 124,909,151          6.40      0.30 - 1.40      3.69 - 4.85
  Bond Index Subaccount         2008  71,329,220     1.139 - 2.158 135,715,355          4.71      0.30 - 1.40      4.50 - 5.66
  (Commenced 11/12/2007)        2007  85,048,945     1.090 - 2.062 154,016,372            --      0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive        2009 136,340,583     0.533 - 1.463 118,461,145          0.07      0.30 - 2.70    45.36 - 48.77
  Growth Subaccount             2008 154,809,818     0.364 - 0.998  91,555,768            --      0.30 - 2.70 (47.24) - (45.92)
  (Commenced 5/1/2006)          2007 185,128,306     0.683 - 1.874 206,830,312            --      0.30 - 2.70   (0.56) - 19.69
                                2006 221,481,261     0.577 - 1.584 209,191,278            --      0.60 - 2.70    (3.09) - 9.61
MSF BlackRock Bond Income       2009 254,242,025     0.970 - 1.805 310,155,879          6.84      0.30 - 2.75      5.70 - 9.11
  Subaccount                    2008 265,533,848     0.912 - 1.671 305,259,676          5.16      0.30 - 2.75   (9.43) - (3.72)
  (Commenced 5/1/2006)          2007 316,222,898     1.044 - 1.753 388,189,298          3.22      0.30 - 2.70      1.11 - 6.01
                                2006 358,237,572     1.006 - 1.672 422,073,952            --      0.30 - 2.70      3.00 - 4.82
MSF BlackRock Diversified       2009 141,009,077     0.974 - 5.481 281,893,639          2.89      0.30 - 2.65    13.92 - 18.94
  Subaccount                    2008  68,632,597     0.855 - 1.964 122,906,726          2.82      0.30 - 2.65 (26.08) - (23.80)
  (Commenced 4/30/2007)         2007  72,810,413     1.185 - 2.645 182,396,183            --      0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap         2009  18,388,146     0.790 - 1.118  19,257,470          1.36      0.30 - 2.65     8.19 - 10.69
  Value Subaccount              2008  18,738,894     0.730 - 1.010  17,997,131            --      0.30 - 2.65 (32.35) - (31.26)
  (Commenced 4/28/2008)
MSF BlackRock Legacy Large      2009 278,436,667     0.600 - 2.847 269,927,201            --      0.30 - 2.75    28.38 - 30.51
  Cap Growth Subaccount         2008       8,268             2.335      19,311            --             0.30           (34.82)
  (Commenced 4/28/2008)
MSF BlackRock Money Market      2009 292,409,144     1.000 - 1.866 335,600,209          0.45      0.30 - 2.75    (2.34) - 0.09
  Subaccount                    2008 380,710,006     1.023 - 1.890 441,091,140          2.77      0.30 - 2.90    (0.10) - 3.28
  (Commenced 5/1/2006)          2007 296,236,103     1.020 - 1.298 335,896,555          4.94      0.30 - 2.90      0.29 - 4.42
                                2006 226,079,051     0.995 - 1.243 247,590,076          3.29      0.60 - 2.90      0.00 - 2.90
MSF Davis Venture Value         2009  46,272,413     0.820 - 1.219  49,036,833          1.55      0.30 - 2.75    28.12 - 31.64
  Subaccount                    2008  50,458,028     0.633 - 0.941  41,210,080            --      0.30 - 2.75 (38.81) - (37.72)
  (Commenced 4/28/2008)
MSF FI Value Leaders Subaccount 2009  90,780,311     0.790 - 1.492 103,755,815          2.82      0.30 - 2.65    18.31 - 21.34
  (Commenced 5/1/2006)          2008 105,348,325     0.664 - 1.243 100,762,189          1.84      0.30 - 2.65 (40.60) - (39.17)
                                2007 122,428,834     1.113 - 2.067 196,125,953          0.85      0.30 - 2.65    (5.58) - 3.43
                                2006 144,737,748     1.094 - 2.014 228,429,756            --      0.60 - 2.65      1.86 - 3.31
MSF Jennison Growth Subaccount  2009  92,196,381     0.492 - 1.368  61,763,702          0.04      0.30 - 2.60    36.00 - 39.13
  (Commenced 4/28/2008)         2008 110,066,602     0.357 - 0.995  52,990,327            --      0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small Cap     2009     123,912     2.398 - 2.718     325,388            --      1.70 - 2.50    26.14 - 26.77
  Core Subaccount
  (Commenced 5/4/2009)
MSF Met/Dimensional             2009      53,278     1.408 - 1.421      75,431            --      1.70 - 2.50    38.45 - 39.18
  International Small Company
  Subaccount
  (Commenced 5/4/2009)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------- ------------- ------------- ---------------- -------------------
MSF MetLife Aggressive            2009  66,763,928 0.788 - 0.887    57,912,078          2.17      0.30 - 2.60    28.08 - 31.02
  Allocation Subaccount           2008  65,363,759 0.615 - 0.677    43,639,028          0.52      0.30 - 2.60 (41.98) - (40.61)
  (Commenced 11/14/2005           2007  68,089,229 1.060 - 1.146    77,117,339          0.03      0.30 - 2.60    (8.11) - 2.98
  and began transactions in 2006) 2006   8,380,176 1.053 - 1.124     8,993,489          0.03      0.30 - 2.60     4.05 - 12.55
MSF MetLife Conservative          2009  30,329,127 1.040 - 1.144    32,861,250          3.10      0.30 - 2.70    17.38 - 20.17
  Allocation Subaccount           2008  26,245,707 0.886 - 0.952    23,973,280          0.89      0.30 - 2.70 (16.65) - (14.70)
  (Commenced 11/14/2005           2007  15,892,326 1.067 - 1.116    17,241,806            --      0.30 - 2.50    (0.09) - 5.28
  and began transactions in 2006) 2006   6,328,313 1.036 - 1.060     6,590,303          0.11      0.30 - 2.50      0.97 - 5.80
MSF MetLife Conservative          2009  86,062,934 0.983 - 1.086    89,073,057          3.32      0.30 - 2.50    20.61 - 23.27
  to Moderate Allocation          2008  89,863,744 0.815 - 0.881    76,216,690          1.12      0.30 - 2.50 (23.55) - (21.83)
  Subaccount                      2007  93,106,882 1.067 - 1.127   102,041,214            --      0.30 - 2.45    (1.10) - 4.55
  (Commenced 11/14/2005           2006  10,121,656 1.043 - 1.078    10,666,045          0.14      0.30 - 2.45    (0.67) - 8.71
  and began transactions in 2006)
MSF MetLife Mid Cap Stock         2009   6,859,089         0.912     6,254,414          1.77             1.25            35.31
  Index Subaccount                2008   6,459,837         0.674     4,353,823          1.37             1.25           (36.95)
  (Commenced 5/1/2006)            2007   5,333,803         1.069     5,703,436          0.72             1.25             6.37
                                  2006   2,799,148         1.005     2,811,968            --             1.25             0.10
MSF MetLife Moderate              2009 422,006,805 0.908 - 1.023   411,199,938          3.02      0.30 - 2.75    23.17 - 26.14
  Allocation Subaccount           2008 448,656,252 0.737 - 0.811   349,923,570          0.82      0.30 - 2.75 (30.60) - (28.80)
  (Commenced 11/14/2005           2007 479,135,478 1.063 - 1.139   530,119,596            --      0.30 - 2.70    (3.58) - 4.02
  and began transactions in 2006) 2006  42,183,505 1.047 - 1.095    44,694,570          0.05      0.30 - 2.70   (0.38) - 10.81
MSF MetLife Moderate to           2009 385,002,457 0.845 - 0.959   356,369,177          2.58      0.30 - 2.65    25.71 - 28.72
  Aggressive Allocation           2008 401,062,441 0.672 - 0.745   290,979,056          0.62      0.30 - 2.65 (36.84) - (35.33)
  Subaccount                      2007 442,105,761 1.065 - 1.152   499,873,765          0.02      0.30 - 2.60    (5.55) - 3.50
  (Commenced 11/14/2005           2006  41,298,469 1.052 - 1.113    44,253,248          0.04      0.30 - 2.60     4.99 - 12.69
  and began transactions in 2006)
MSF MetLife Stock Index           2009 956,309,555 0.696 - 1.820   894,068,941          1.48      0.28 - 3.50    22.80 - 28.15
  Subaccount                      2008 491,992,717 0.558 - 1.450   354,305,788          1.98      0.28 - 2.50 (38.82) - (37.32)
  (Commenced 5/1/2006)            2007 531,845,303 0.899 - 2.319   615,919,014          0.02      0.28 - 1.63    (1.67) - 3.87
                                  2006   3,215,810         1.086     3,490,938            --             1.25             8.49
MSF MFS Total Return              2009 424,517,109 0.846 - 2.605   636,362,549          4.24      0.30 - 2.75    15.10 - 18.01
  Subaccount                      2008 485,162,845 0.735 - 2.227   625,319,073          3.54      0.30 - 2.90 (24.58) - (22.59)
  (Commenced 5/1/2006)            2007 592,318,130 0.973 - 2.900 1,001,081,924          2.00      0.30 - 2.90    (3.63) - 3.88
                                  2006 660,387,222 1.064 - 2.817 1,099,814,721            --      0.30 - 2.70      2.14 - 9.19
MSF MFS Value Subaccount          2009  58,644,242 1.024 - 1.470    71,463,612            --      0.30 - 2.70    17.51 - 20.39
  (Commenced 5/1/2006)            2008  62,480,214 0.864 - 1.245    64,279,938          1.88      0.30 - 2.70 (34.35) - (31.31)
                                  2007  61,212,759 1.305 - 1.887    95,032,956            --      0.30 - 2.70    (2.29) - 6.94
                                  2006  58,246,549 1.236 - 1.793    86,361,909          1.31      0.60 - 2.70     0.58 - 12.66
MSF Morgan Stanley EAFE           2009  48,947,939 0.854 - 2.025    81,732,457          4.32      0.30 - 1.60    26.52 - 28.27
  Index Subaccount                2008  52,994,262 0.675 - 1.594    69,092,998          3.03      0.30 - 1.60 (42.99) - (42.23)
  (Commenced 5/1/2006)            2007  61,113,909 1.184 - 2.786   137,682,866          0.02      0.30 - 1.60    (1.47) - 9.29
                                  2006      73,275 1.086 - 1.087        79,571            --      1.40 - 1.60    15.90 - 18.41

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------- -------------------------------------------------

                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ----------- ------------- ---------------- -------------------
MSF Neuberger Berman Mid Cap   2009  13,067,556 0.922 - 1.586  17,694,207          1.60      1.40 - 2.60    44.25 - 46.12
  Value Subaccount             2008  15,069,022 0.636 - 1.092  13,966,556          0.88      1.40 - 2.60 (48.66) - (48.09)
  (Commenced 4/30/2007)        2007  18,555,447 1.236 - 2.113  33,318,738            --      1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global         2009 410,567,773 0.849 - 1.589 374,398,305          2.51      0.30 - 2.70    36.04 - 40.00
  Equity Subaccount            2008 448,654,570 0.623 - 1.146 295,841,010          2.07      0.30 - 2.75 (42.21) - (40.55)
  (Commenced 5/1/2006)         2007 494,911,133 1.078 - 1.959 557,280,094          1.01      0.30 - 2.75    (3.86) - 6.12
                               2006 522,236,566 1.043 - 1.062 549,917,370            --      0.29 - 2.75     3.26 - 18.89
MSF Russell 2000 Index         2009  52,166,793 1.064 - 2.384 102,896,929          2.08      0.30 - 1.65    23.86 - 25.64
  Subaccount                   2008  54,971,926 0.859 - 1.916  87,292,343          1.30      0.30 - 1.65 (34.53) - (33.61)
  (Commenced 4/30/2007)        2007  60,356,432 1.309 - 2.917 146,529,196            --      0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap    2009  53,594,235 0.887 - 1.386  49,610,845          0.34      0.30 - 2.65    39.25 - 42.59
  Growth Subaccount            2008  59,778,256 0.637 - 0.972  39,237,067          0.29      0.30 - 2.65 (43.53) - (42.18)
  (Commenced 5/1/2006)         2007  64,027,839 1.129 - 1.156  73,516,561          0.20      1.17 - 2.60    (2.24) - 7.84
                               2006  72,617,849 1.062 - 1.072  77,601,882            --      1.17 - 2.60      2.50 - 9.79
MSF T. Rowe Price Small Cap    2009  84,858,983 0.788 - 1.491  87,765,568          0.06      0.30 - 2.65    34.93 - 38.25
  Growth Subaccount            2008  91,237,701 0.584 - 1.082  69,058,943            --      0.30 - 2.65 (34.75) - (33.70)
  (Commenced 4/28/2008)
MSF Western Asset Management   2009   3,762,287 2.058 - 2.267   8,142,474          6.88      1.17 - 1.45    30.34 - 30.64
  Strategic Bond Opportunities 2008   4,192,426 1.579 - 1.736   6,937,973          4.25      1.17 - 1.45 (16.23) - (15.99)
  Subaccount                   2007   4,659,891 1.885 - 2.068   9,169,920          2.79      1.17 - 1.45      2.50 - 2.78
  (Commenced 5/1/2006)         2006   5,511,825 1.839 - 2.013  10,516,569            --      1.17 - 1.45      4.37 - 4.56
MSF Western Asset Management   2009 140,576,689 1.004 - 2.314 185,790,047          4.76      0.15 - 2.45      1.78 - 4.15
  U.S. Government Subaccount   2008 165,146,188 1.006 - 2.243 209,916,401          3.03      0.15 - 2.45   (2.77) - (0.45)
  (Commenced 11/14/2005 and    2007  85,176,942 1.028 - 2.276 135,725,343          2.75      0.15 - 2.45      0.83 - 4.21
  began transactions in 2006)  2006  93,487,936 1.002 - 2.205 145,461,037          0.02      0.15 - 2.45      2.77 - 4.40
Pioneer VCT Bond Subaccount    2009  22,861,075 1.199 - 1.232  27,892,198          5.31      1.50 - 2.75    14.08 - 15.57
  (Commenced 2/14/2005 and     2008  22,163,097 1.051 - 1.066  23,504,903          5.07      1.50 - 2.75   (3.58) - (2.38)
  began transactions in 2007)  2007  19,594,381 1.090 - 1.092  21,376,590          0.65      1.50 - 2.75      9.00 - 9.20
Pioneer VCT Cullen Value       2009  14,948,808 0.944 - 0.995  14,626,585          0.78      1.50 - 2.75    12.54 - 14.01
  Subaccount                   2008  14,609,008 0.837 - 0.874  12,564,364          1.38      1.50 - 2.75 (34.39) - (33.56)
  (Commenced 2/14/2005)        2007  15,163,835 1.274 - 1.320  19,730,517          0.81      1.50 - 2.75    (3.44) - 4.79
                               2006  11,247,180 1.229 - 1.264  14,016,258          0.19      1.50 - 2.75     1.06 - 15.47
                               2005   3,968,836 1.077 - 1.099   4,302,483            --      1.50 - 2.75   (1.08) - 12.41
Pioneer VCT Emerging Markets   2009   9,315,020 1.650 - 3.147  25,836,006          0.89      1.50 - 2.75    69.34 - 71.42
  Subaccount                   2008   8,306,485 0.970 - 1.837  13,714,981          0.09      1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959 2.381 - 4.474  37,020,827          0.34      1.50 - 2.75     3.09 - 41.66
                               2006   8,408,497 1.711 - 3.190  24,663,407          0.33      1.50 - 2.75     3.83 - 33.47
                               2005   7,090,159 1.731 - 2.397  16,064,316          0.46      1.45 - 2.75    11.01 - 39.65
Pioneer VCT Equity Income      2009  16,094,477 0.910 - 1.307  19,818,006          3.08      1.50 - 2.60    10.96 - 12.19
  Subaccount                   2008  18,907,498 0.817 - 1.165  20,833,195          2.58      1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961 1.203 - 1.703  36,147,512          2.30      1.50 - 2.60   (9.22) - (0.96)
                               2006  21,474,930 1.225 - 1.720  35,515,293          2.39      1.50 - 2.60     0.65 - 20.32
                               2005  19,606,053 1.155 - 1.430  27,195,942          2.17      1.50 - 2.60    (0.52) - 5.08

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Fund Subaccount    2009  24,462,769     0.975 - 1.298  29,315,550          1.55      1.40 - 2.65    21.57 - 23.12
                               2008  29,416,956     0.795 - 1.055  28,806,173          1.48      1.40 - 2.65 (36.06) - (35.26)
                               2007  35,397,790     1.233 - 1.633  53,896,618          1.03      1.40 - 2.65      0.00 - 3.36
                               2006  26,477,150     1.198 - 1.583  39,184,315          1.12      1.40 - 2.65   (0.91) - 14.74
                               2005  25,896,466     1.081 - 1.385  33,634,022          1.12      1.40 - 2.65      1.11 - 7.72
Pioneer VCT High Yield         2009  34,914,553     1.041 - 1.355  45,200,432          7.65      1.50 - 2.75    55.61 - 57.72
  Subaccount                   2008  31,465,476     0.669 - 0.860  25,983,877          7.95      1.50 - 2.75 (37.36) - (36.62)
                               2007  32,302,590     1.068 - 1.357  42,151,710          5.08      1.50 - 2.75    (2.54) - 4.05
                               2006  37,727,733     1.044 - 1.305  47,756,669          5.29      1.50 - 2.75      0.17 - 6.62
                               2005  35,815,878     1.064 - 1.224  42,939,846          5.25      1.50 - 2.75    (1.02) - 4.78
Pioneer VCT Ibbotson Growth    2009 235,330,904     0.885 - 1.029 233,598,663          2.51      1.50 - 2.90    28.97 - 30.66
  Allocation Subaccount        2008 241,041,098     0.686 - 0.788 184,451,666          2.24      1.50 - 2.90 (37.01) - (36.04)
  (Commenced 2/14/2005)        2007 211,130,637     1.089 - 1.232 254,649,449          1.01      1.50 - 2.90    (5.52) - 4.06
                               2006 126,729,579     1.060 - 1.184 147,898,331          0.14      1.55 - 2.90     0.09 - 12.25
                               2005  12,369,174     1.056 - 1.069  13,133,060            --      1.55 - 2.75      0.95 - 9.15
Pioneer VCT Ibbotson Moderate  2009 127,523,679     0.920 - 1.047 129,177,322          3.43      1.50 - 2.90    27.74 - 29.49
  Allocation Subaccount        2008 131,739,676     0.720 - 0.809 103,808,691          2.90      1.50 - 2.90 (33.09) - (32.13)
  (Commenced 2/14/2005)        2007 128,084,206     1.076 - 1.192 149,880,953          1.00      1.50 - 2.90    (3.28) - 4.10
                               2006  86,309,793     1.049 - 1.145  97,657,013          0.30      1.50 - 2.90    (0.29) - 9.01
                               2005  19,042,427     1.042 - 1.051  19,956,928            --      1.50 - 2.75      0.00 - 7.28
Pioneer VCT Mid Cap Value      2009  31,686,148     0.946 - 1.551  43,949,273          1.29      1.40 - 2.75    21.93 - 23.45
  Subaccount                   2008  36,082,317     0.773 - 1.258  40,897,724          0.87      1.40 - 2.75 (35.58) - (34.65)
                               2007  42,880,338     1.194 - 1.929  74,924,012          0.57      1.40 - 2.75      2.45 - 3.86
                               2006  41,251,442     1.159 - 1.859  69,754,126            --      1.40 - 2.75     1.67 - 10.69
                               2005  39,157,194     1.061 - 1.682  60,191,736          0.20      1.40 - 2.75    (0.50) - 9.28
Pioneer VCT Real Estate Shares 2009   8,382,574     0.960 - 1.600  12,313,902          4.45      1.50 - 2.60    28.17 - 29.57
  Subaccount                   2008   8,720,284     0.746 - 1.235  10,025,395          3.91      1.50 - 2.60 (39.99) - (39.28)
                               2007   9,621,836     1.239 - 2.035  18,378,703          2.53      1.50 - 2.60  (29.06) - (6.17)
                               2006  10,809,247     1.568 - 2.555  26,428,356          2.38      1.50 - 2.65     6.59 - 34.46
                               2005   9,531,565     1.393 - 1.901  17,593,988          3.18      1.50 - 2.65     2.80 - 21.74
UIF Capital Growth Subaccount  2009   9,106,525     0.714 - 1.498   9,168,364            --      1.40 - 2.60    61.13 - 63.27
                               2008  10,817,955     0.439 - 0.922   6,578,629          0.19      1.40 - 2.60 (50.47) - (49.93)
                               2007  13,918,589     0.879 - 1.850  16,896,083            --      1.40 - 2.60   (4.56) - 20.24
                               2006  15,038,110     0.734 - 1.547  14,919,355            --      1.40 - 2.60     1.44 - 12.06
                               2005  16,859,446     0.717 - 1.514  16,085,548          0.49      1.40 - 2.60     8.61 - 21.19
UIF Equity and Income          2009 106,877,677     1.363 - 1.409 148,131,048          2.80      1.40 - 1.90    20.19 - 20.74
  Subaccount                   2008 124,047,368     1.134 - 1.167 142,710,330          2.39      1.40 - 1.90 (24.15) - (23.73)
                               2007 155,243,293     1.495 - 1.530 234,822,562          1.82      1.40 - 1.90      1.42 - 1.93
                               2006 159,327,387     1.474 - 1.501 236,989,018          1.18      1.40 - 1.90     7.54 - 11.02
                               2005 166,193,665     1.333 - 1.352 221,493,947          0.65      1.40 - 1.90      0.29 - 7.73
UIF Small Company Growth       2009   3,466,629     0.957 - 1.678   5,198,856            --      1.50 - 2.60    42.84 - 44.44
  Subaccount                   2008   3,860,379     0.668 - 1.162   3,995,503            --      1.50 - 2.60 (41.94) - (41.31)
                               2007   4,724,867     1.146 - 1.980   8,371,677            --      1.50 - 2.60      0.22 - 1.38
                               2006   5,465,764     1.140 - 1.953   9,595,543            --      1.50 - 2.60   (3.44) - 10.15
                               2005   5,750,508     1.042 - 1.773   9,248,366            --      1.50 - 2.60   (2.74) - 13.11

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- -----------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- ----------------
UIF U.S. Real Estate Subaccount 2009  20,079,803     0.991 - 1.014  20,149,396          3.29      1.40 - 1.90    25.92 - 26.59
                                2008  21,716,459     0.787 - 0.801  17,256,470          3.42      1.40 - 1.90 (39.04) - (38.76)
                                2007  25,452,950     1.291 - 1.308  33,106,666          1.14      1.40 - 1.90   (18.65) - 0.00
                                2006  26,061,240     1.307 - 3.188  41,540,700          1.22      1.40 - 2.60    25.79 - 36.17
                                2005  27,328,651     1.036 - 2.513  46,295,559          1.16      1.40 - 2.60   (0.46) - 23.44
UIF Value Subaccount            2009   8,970,605     0.927 - 1.442  10,792,318          3.46      1.40 - 2.60    27.63 - 29.21
                                2008  11,197,020     0.719 - 1.122  10,417,944          3.32      1.40 - 2.60 (37.51) - (36.79)
                                2007  14,734,499     1.119 - 1.783  21,690,955          1.88      1.40 - 2.60   (5.54) - (4.38)
                                2006  18,091,492     1.179 - 1.875  27,827,059          1.73      1.40 - 2.60    13.92 - 15.22
                                2005  22,434,091     1.029 - 1.635  29,974,857          1.36      1.40 - 2.60      0.29 - 7.01
Van Kampen LIT Capital Growth   2009  15,018,782     0.579 - 1.314  15,653,524          0.02      1.40 - 2.60     0.00 - 63.84
  Subaccount                    2008  17,441,725     0.355 - 1.499  10,959,766          0.53      0.30 - 2.60  (50.44) - (4.25)
                                2007 157,200,754     0.563 - 1.600 129,155,686          0.01      0.30 - 2.60     5.60 - 15.96
                                2006 183,574,207     0.490 - 1.398 131,085,818            --      0.60 - 2.60    (2.87) - 2.04
                                2005 214,518,774     0.484 - 1.389 150,033,001          0.08      0.60 - 2.60     0.00 - 13.65
Van Kampen LIT Government       2009  26,434,581     1.019 - 1.437  30,860,900          6.16      1.40 - 2.60   (1.76) - (0.42)
  Subaccount                    2008  30,065,152     1.036 - 1.443  35,849,224          4.57      1.40 - 2.60    (1.10) - 0.42
                                2007  36,097,912     1.047 - 1.437  43,498,316          4.50      1.40 - 2.60      2.93 - 5.82
                                2006  36,311,329     1.003 - 1.358  42,076,135          4.55      1.40 - 2.60      0.38 - 1.88
                                2005  41,540,131     0.997 - 1.333  47,876,833          3.93      1.40 - 2.60    (0.50) - 2.15
Van Kampen LIT Growth and       2009 114,335,077     0.943 - 1.559 141,710,332          3.64      1.40 - 2.60    21.02 - 22.66
  Income Subaccount             2008 135,745,590     0.778 - 1.271 137,594,743          1.94      1.40 - 2.60 (34.00) - (33.00)
                                2007 171,568,422     1.176 - 1.897 260,145,192          1.42      1.40 - 2.60    (0.07) - 1.39
                                2006 191,394,053     1.175 - 1.871 288,321,844          1.00      1.40 - 2.60    12.96 - 14.57
                                2005 201,641,201     1.037 - 1.633 267,003,721          0.86      1.40 - 2.60   (0.28) - 10.35
Wells Fargo VT Small/Mid Cap    2009   2,853,960     1.280 - 1.947   4,195,513          1.23      0.30 - 1.85    57.11 - 59.59
  Value Subaccount              2008   2,939,820     0.809 - 1.223   2,659,523            --      0.30 - 1.85 (45.53) - (44.70)
                                2007   3,380,492     1.478 - 2.219   5,618,575          0.02      0.30 - 1.85   (9.07) - (1.29)
                                2006   4,426,775     1.507 - 2.248   7,539,536            --      0.60 - 1.85    13.67 - 15.05
                                2005   5,387,691     1.319 - 1.954   8,045,493          0.39      0.60 - 1.85    14.35 - 15.83

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

 The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                                 ALLIANCEBERNSTEIN GLOBAL
                                      AIM V.I. UTILITIES    ALGER CAPITAL APPRECIATION                    THEMATIC GROWTH
                                              SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                               ---------------------------- ----------------------------- ----------------------------------
                                    2009            2008           2009           2008            2009               2008
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units beginning of year          2,120,045       2,469,440      2,726,355      3,117,230       1,967,504          2,675,537
Units issued and transferred
  from other funding options       311,111         541,084        635,750        689,733         539,364            859,219
Units redeemed and transferred
  to other funding options        (728,096)       (890,479)      (793,451)    (1,080,608)       (647,158)        (1,567,252)
Annuity units                           --              --             --             --              --                 --
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units end of year                1,703,060       2,120,045      2,568,654      2,726,355       1,859,710          1,967,504
                               ============ =============== ============== ============== =============== ==================
                                                                                                            CREDIT SUISSE
                                                                                                                    TRUST
                                                                                        AMERICAN FUNDS      INTERNATIONAL
                                                  AMERICAN FUNDS GROWTH                  GROWTH-INCOME    EQUITY FLEX III
                                                             SUBACCOUNT                     SUBACCOUNT         SUBACCOUNT
                                            ------------------------------ ------------------------------ ------------------
                                                    2009           2008           2009            2008            2009 (b)
                                            --------------- -------------- -------------- --------------- ------------------
Units beginning of year                       359,615,200    404,396,586    341,874,694     401,435,769                 --
Units issued and transferred
  from other funding options                   29,804,962     55,163,107     19,861,178      41,474,159          1,020,193
Units redeemed and transferred
  to other funding options                    (65,637,716)   (99,925,785)   (56,042,741)   (101,022,978)              (372)
Annuity units                                     (15,104)       (18,708)       (10,256)        (12,256)                --
                                            --------------- -------------- -------------- --------------- ------------------
Units end of year                             323,767,342    359,615,200    305,682,875     341,874,694          1,019,821
                                            =============== ============== ============== =============== ==================
                                                                                                DWSII GOVERNMENT & AGENCY
                               DWSI GLOBAL OPPORTUNITIES              DWSI HEALTH CARE                         SECURITIES
                                              SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                               ---------------------------- ----------------------------- ----------------------------------
                                    2009            2008           2009           2008            2009               2008
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units beginning of year         3,092,106       3,436,720      3,239,205      3,781,290       7,027,315          4,467,580
Units issued and transferred
  from other funding options      534,155         566,703        516,084        678,397       1,916,845          7,363,635
Units redeemed and transferred
  to other funding options       (899,563)       (911,317)    (1,375,193)    (1,220,482)     (3,471,814)        (4,803,900)
Annuity units                          --              --             --             --              --                 --
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units end of year               2,726,698       3,092,106      2,380,096      3,239,205       5,472,346          7,027,315
                               ============ =============== ============== ============== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                                             AMERICAN FUNDS
         AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION
                  SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009           2008 (a)          2009             2008          2009          2008 (a)
------------- ----------------- -------------- ---------------- ------------- ----------------
 1,707,759                --    148,315,752      169,495,269       638,633               --
 4,925,075         2,558,253     13,121,160       27,500,148     1,770,996          714,915
(1,277,960)         (850,494)   (30,904,150)     (48,671,724)     (412,234)         (76,282)
        --                --         (7,503)          (7,941)           --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
 5,354,874         1,707,759    130,525,259      148,315,752     1,997,395          638,633
============= ================= ============== ================ ============= ================
                                DREYFUS SOCIALLY RESPONSIBLE
DELAWARE VIP SMALL CAP VALUE                          GROWTH            DWSI CAPITAL GROWTH
                  SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009              2008           2009             2008          2009             2008
------------- ----------------- -------------- ---------------- ------------- ----------------
13,377,371        16,388,529        582,742          598,700    10,177,735       12,449,333
 1,307,264         1,815,244         48,318           68,939     1,044,047          936,204
(2,875,120)       (4,826,301)       (56,966)         (84,897)   (2,304,404)      (3,207,802)
       (96)             (101)            --               --            --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
11,809,419        13,377,371        574,094          582,742     8,917,378       10,177,735
============= ================= ============== ================ ============= ================
     DWSII DREMAN SMALL MID CAP
                          VALUE           DWSII GLOBAL THEMATIC               DWSII TECHNOLOGY
                     SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009              2008           2009             2008          2009             2008
------------- ----------------- -------------- ---------------- ------------- ----------------
 7,699,706         9,139,529      3,883,900        4,800,961     2,162,417        2,400,140
   721,536           639,967        430,732          657,302       883,709          480,518
(1,652,084)       (2,079,790)      (897,368)      (1,574,363)     (690,371)        (718,241)
        --                --             --               --            --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
 6,769,158         7,699,706      3,417,264        3,883,900     2,355,755        2,162,417
============= ================= ============== ================ ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                 FIDELITY VIP DYNAMIC CAPITAL
                                  FIDELITY VIP CONTRAFUND                        APPRECIATION       FIDELITY VIP EQUITY-INCOME
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year        193,501,420    213,235,728     2,474,553             3,119,214    115,661,779       132,444,044
Units issued and transferred
  from other funding options    22,068,618     36,595,783       127,581               358,076     10,367,230        14,287,668
Units redeemed and transferred
  to other funding options     (34,286,786)   (56,298,109)     (342,907)           (1,002,737)   (17,470,189)      (31,033,691)
Annuity units                       (9,610)       (31,982)           --                    --        (17,144)          (36,242)
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year              181,273,642    193,501,420     2,259,227             2,474,553    108,541,676       115,661,779
                               ============== ============== ============= ===================== ============== =================
                                   FTVIPT FRANKLIN RISING       FTVIPT FRANKLIN SMALL-MID CAP             FTVIPT MUTUAL SHARES
                                     DIVIDENDS SECURITIES                   GROWTH SECURITIES                       SECURITIES
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year         21,627,695     25,791,683    39,918,390            46,602,557     47,564,032        57,502,398
Units issued and transferred
  from other funding options     2,498,543      3,097,927     6,607,651             6,899,373      4,369,812         7,986,329
Units redeemed and transferred
  to other funding options      (5,462,700)    (7,261,915)   (8,283,718)          (13,583,540)    (9,398,155)      (17,924,695)
Annuity units                           --             --            --                    --             --                --
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year               18,663,538     21,627,695    38,242,323            39,918,390     42,535,689        47,564,032
                               ============== ============== ============= ===================== ============== =================
                                   JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL LIFE SCIENCES    JANUS ASPEN GLOBAL TECHNOLOGY
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year         28,579,786     32,312,340     4,863,385             6,247,528     12,535,710        15,556,567
Units issued and transferred
  from other funding options     1,817,052      4,042,163       135,831               685,367      1,801,575         1,856,689
Units redeemed and transferred
  to other funding options      (5,620,253)    (7,774,717)   (1,216,176)           (2,069,510)    (2,801,877)       (4,877,546)
Annuity units                           --             --            --                    --             --                --
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year               24,776,585     28,579,786     3,783,040             4,863,385     11,535,408        12,535,710
                               ============== ============== ============= ===================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                                 FTVIPT FRANKLIN INCOME
   FIDELITY VIP HIGH INCOME           FIDELITY VIP MID CAP                   SECURITIES
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 15,749,612      17,441,474    175,219,157     194,928,164    27,781,181     28,070,936
  2,137,591       1,333,806     20,288,000      31,773,133     9,004,127      9,072,671
 (3,160,478)     (3,024,276)   (31,533,212)    (51,443,862)   (6,383,740)    (9,281,977)
     (1,304)         (1,392)        (9,592)        (38,278)      (80,917)       (80,449)
-------------- --------------- -------------- --------------- ------------- --------------
 14,725,421      15,749,612    163,964,353     175,219,157    30,320,651     27,781,181
============== =============== ============== =============== ============= ==============
FTVIPT TEMPLETON DEVELOPING       FTVIPT TEMPLETON FOREIGN      FTVIPT TEMPLETON GROWTH
         MARKETS SECURITIES                     SECURITIES                   SECURITIES
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 14,310,331      49,160,016    111,025,532     128,820,623    29,971,329     33,358,379
  5,528,051       9,366,166     11,667,247      17,912,651     3,541,833      5,079,727
 (4,165,268)    (44,214,992)   (24,983,524)    (35,702,746)   (6,552,782)    (8,457,755)
        (88)           (859)        (4,530)         (4,996)           --         (9,022)
-------------- --------------- -------------- --------------- ------------- --------------
 15,673,026      14,310,331     97,704,725     111,025,532    26,961,380     29,971,329
============== =============== ============== =============== ============= ==============
                               JANUS ASPEN PERKINS MID CAP
       JANUS ASPEN OVERSEAS                          VALUE        JANUS ASPEN WORLDWIDE
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 45,196,584      46,649,433      1,549,198       1,802,779     1,473,348     34,679,126
  9,972,299      13,877,193         68,958         390,994       194,639      1,406,803
(11,236,412)    (15,326,930)      (296,616)       (644,575)     (452,756)   (34,612,581)
     (2,959)         (3,112)            --              --            --             --
-------------- --------------- -------------- --------------- ------------- --------------
 43,929,512      45,196,584      1,321,540       1,549,198     1,215,231      1,473,348
============== =============== ============== =============== ============= ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                      LMPVET BATTERYMARCH                LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                   VARIABLE GLOBAL EQUITY    VARIABLE EQUITY INCOME BUILDER     VARIABLE AGGRESSIVE GROWTH
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year          42,841,696     53,650,045    156,487,513        193,635,280    622,180,657     741,329,195
Units issued and transferred
  from other funding options      1,576,901      4,871,445      6,146,968         12,757,613     25,041,583      45,417,207
Units redeemed and transferred
  to other funding options       (6,753,567)   (15,679,794)   (26,651,145)       (49,840,769)   (114,856,923) (164,525,988)
Annuity units                            --             --         (2,989)           (64,611)       (33,658)        (39,757)
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year                37,665,030     42,841,696    135,980,347        156,487,513    532,331,659     622,180,657
                               ============== ============== ============== ================== ============== ===============
                                       LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                               VARIABLE FUNDAMENTAL VALUE                VARIABLE INVESTORS      VARIABLE LARGE CAP GROWTH
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year         503,204,890    615,032,338    180,915,479        228,211,487    150,824,586     188,404,599
Units issued and transferred
  from other funding options     19,939,685     27,347,759      4,954,357          7,204,426      6,632,618       9,347,832
Units redeemed and transferred
  to other funding options      (95,066,018) (139,153,569)    (32,455,226)       (54,495,930)   (28,704,937)    (46,899,939)
Annuity units                        (5,753)       (21,638)        (4,332)            (4,504)        (3,928)        (27,906)
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year               428,072,804    503,204,890    153,410,278        180,915,479    128,748,339     150,824,586
                               ============== ============== ============== ================== ============== ===============
                                LMPVET INVESTMENT COUNSEL                  LMPVET LIFESTYLE               LMPVET LIFESTYLE
                                VARIABLE SOCIAL AWARENESS                    ALLOCATION 50%                 ALLOCATION 70%
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year          39,745,946     44,597,635    101,668,320        127,276,506     61,066,781      73,092,932
Units issued and transferred
  from other funding options      1,913,450      2,983,810      3,512,105          6,975,696      1,198,558       3,700,758
Units redeemed and transferred
  to other funding options       (6,393,589)    (7,835,499)   (22,386,554)       (32,581,509)    (9,808,252)    (15,726,909)
Annuity units                            --             --         (2,173)            (2,373)            --              --
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year                35,265,807     39,745,946     82,791,698        101,668,320     52,457,087      61,066,781
                               ============== ============== ============== ================== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
      VARIABLE APPRECIATION                   VARIABLE CAPITAL       VARIABLE DIVIDEND STRATEGY
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
  467,330,035     583,776,051    115,893,792         152,949,759     57,971,618        71,241,834
   30,878,780      19,645,962      1,367,660           9,342,391      1,678,190         2,146,451
 (100,471,136) (136,076,838)    (19,519,422)        (46,397,847)   (10,147,289)      (15,416,667)
       (1,689)        (15,140)          (496)               (511)            --                --
-------------- --------------- -------------- ------------------- -------------- -----------------
  397,735,990     467,330,035     97,741,534         115,893,792     49,502,519        57,971,618
============== =============== ============== =================== ============== =================
                                                                         LMPVET GLOBAL CURRENTS
         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE           VARIABLE INTERNATIONAL
      VARIABLE MID CAP CORE          VARIABLE SMALL CAP GROWTH              ALL CAP OPPORTUNITY
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
  57,996,976      71,238,308     59,867,011          71,547,703     83,125,785        99,535,027
   1,987,298       4,630,484      5,617,063           8,627,856      4,217,573         4,509,352
 (10,913,669)    (17,871,398)   (11,281,696)        (20,288,794)   (15,076,835)      (20,916,603)
        (397)           (418)          (344)            (19,754)        (1,915)           (1,991)
-------------- --------------- -------------- ------------------- -------------- -----------------
  49,070,208      57,996,976     54,202,034          59,867,011     72,264,608        83,125,785
============== =============== ============== =================== ============== =================
           LMPVET LIFESTYLE               LMPVIT WESTERN ASSET    LMPVIT WESTERN ASSET VARIABLE
             ALLOCATION 85%    VARIABLE ADJUSTABLE RATE INCOME     DIVERSIFIED STRATEGIC INCOME
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
 38,462,858      45,631,090     21,578,202          30,126,619     31,595,735        41,508,754
    792,612       2,583,599      3,008,355           3,279,533      1,029,808         1,477,469
 (6,111,888)     (9,751,831)    (5,197,558)        (11,809,506)    (5,926,424)      (11,390,488)
         --              --        (17,520)            (18,444)            --                --
-------------- --------------- -------------- ------------------- -------------- -----------------
 33,143,582      38,462,858     19,371,479          21,578,202     26,699,119        31,595,735
============== =============== ============== =================== ============== =================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          LMPVIT WESTERN ASSET          LMPVIT WESTERN ASSET           LMPVIT WESTERN ASSET
                               VARIABLE GLOBAL HIGH YIELD BOND          VARIABLE HIGH INCOME          VARIABLE MONEY MARKET
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009                2008           2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year         11,006,706          13,236,960    123,565,072    159,566,246    300,953,532     206,176,952
Units issued and transferred
  from other funding options     2,466,060           1,406,201      7,369,592      8,141,871    105,822,969     313,840,098
Units redeemed and transferred
  to other funding options      (2,903,474)         (3,636,455)   (28,006,842)   (44,140,525)   (194,784,310) (219,047,586)
Annuity units                           --                  --         (1,922)        (2,520)          (386)        (15,932)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year               10,569,292          11,006,706    102,925,900    123,565,072    211,991,805     300,953,532
                               ============== =================== ============== ============== ============== ===============
                                           MIST AMERICAN FUNDS             MIST BATTERYMARCH
                                           MODERATE ALLOCATION             GROWTH AND INCOME      MIST BLACKROCK HIGH YIELD
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009             2008 (c)          2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year            127,658                  --     15,925,617     18,277,607     55,599,982      63,143,456
Units issued and transferred
  from other funding options       563,977             129,651        493,209        553,085      9,636,760      13,404,132
Units redeemed and transferred
  to other funding options         (26,854)             (1,993)    (1,912,235)    (2,868,242)   (13,174,770)    (20,945,324)
Annuity units                           --                  --        (19,909)       (36,833)        (1,844)         (2,282)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year                  664,781             127,658     14,486,682     15,925,617     52,060,128      55,599,982
                               ============== =================== ============== ============== ============== ===============
                                           MIST HARRIS OAKMARK
                                                 INTERNATIONAL              MIST JANUS FORTY            MIST LAZARD MID CAP
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009                2008           2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year         73,645,655          89,021,152    184,741,781    191,666,259     69,717,278       5,965,059
Units issued and transferred
  from other funding options    10,673,945          12,283,381     26,521,640     35,586,199      7,840,573      78,507,650
Units redeemed and transferred
  to other funding options     (18,362,314)        (27,655,992)   (32,797,664)   (42,494,684)   (12,913,580)    (14,753,226)
Annuity units                       (2,714)             (2,886)       (11,896)       (15,993)        (2,234)         (2,205)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year               65,954,572          73,645,655    178,453,861    184,741,781     64,642,037      69,717,278
                               ============== =================== ============== ============== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

      LMPVIT WESTERN ASSET                MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
   VARIABLE STRATEGIC BOND                BALANCED ALLOCATION              GROWTH ALLOCATION
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009           2008           2009             2008 (c)         2009          2008 (c)
-------------- -------------- -------------- ------------------- ------------- ----------------
 29,886,687     36,686,427        460,585                  --       361,073               --
  3,943,911      4,028,656        689,352             491,400       695,329          370,168
 (5,345,438)   (10,828,396)       (83,587)            (30,815)     (196,031)          (9,095)
         --             --             --                  --            --               --
-------------- -------------- -------------- ------------------- ------------- ----------------
 28,485,160     29,886,687      1,066,350             460,585       860,371          361,073
============== ============== ============== =================== ============= ================
            MIST BLACKROCK
            LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009           2008           2009                2008          2009             2008
-------------- -------------- -------------- ------------------- ------------- ----------------
 71,441,239     85,113,395    105,420,478         124,374,407    11,190,143       10,129,896
  4,964,683      5,270,904     17,771,520          18,707,489     4,438,969        5,328,802
(13,156,289)   (18,942,463)   (24,618,144)        (37,655,788)   (4,493,640)      (4,259,261)
       (579)          (597)        (5,562)             (5,630)       (9,221)          (9,294)
-------------- -------------- -------------- ------------------- ------------- ----------------
 63,249,054     71,441,239     98,568,292         105,420,478    11,126,251       11,190,143
============== ============== ============== =================== ============= ================
  MIST LEGG MASON PARTNERS                                         MIST LOOMIS SAYLES GLOBAL
         AGGRESSIVE GROWTH       MIST LEGG MASON VALUE EQUITY                        MARKETS
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009        2008 (a)          2009                2008          2009             2008
-------------- -------------- -------------- ------------------- ------------- ----------------
    103,980             --      9,703,866           8,033,958    46,805,268       52,358,564
    250,318        105,177      1,280,252           3,996,526     3,395,470        5,734,193
   (147,889)        (1,197)    (3,901,911)         (2,326,618)   (6,928,614)     (11,282,786)
         --             --             --                  --        (4,007)          (4,703)
-------------- -------------- -------------- ------------------- ------------- ----------------
    206,409        103,980      7,082,207           9,703,866    43,268,117       46,805,268
============== ============== ============== =================== ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                     MIST LORD ABBETT BOND      MIST LORD ABBETT GROWTH AND       MIST LORD ABBETT MID CAP
                                                 DEBENTURE                           INCOME                          VALUE
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ -------------------------------- ------------------------------
                                      2009            2008           2009              2008           2009            2008
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units beginning of year         50,357,034      60,470,520    200,939,476       239,539,828     80,119,831      94,328,307
Units issued and transferred
  from other funding options     9,882,514      11,413,825     14,323,735        24,971,450      5,274,862      11,992,371
Units redeemed and transferred
  to other funding options     (14,801,618)    (21,527,276)   (36,959,914)      (63,570,547)   (14,804,572)    (26,189,315)
Annuity units                         (166)            (35)        (1,214)           (1,255)       (11,023)        (11,532)
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units end of year               45,437,764      50,357,034    178,302,083       200,939,476     70,579,098      80,119,831
                               ============== =============== ============== ================= ============== ===============
                                              MIST METLIFE
                                                  MODERATE        MIST MFS EMERGING MARKETS              MIST MFS RESEARCH
                                                  STRATEGY                           EQUITY                  INTERNATIONAL
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                              --------------- -------------------------------- ------------------------------
                                                   2009 (c)          2009              2008           2009            2008
                                              --------------- -------------- ----------------- -------------- ---------------
Units beginning of year                                 --     49,186,008        22,838,831     65,026,844      57,544,188
Units issued and transferred
  from other funding options                    14,801,322      9,064,974        40,525,553      8,589,839      30,450,774
Units redeemed and transferred
  to other funding options                      (1,534,451)   (12,673,038)      (14,131,168)   (16,366,998)    (22,967,437)
Annuity units                                           --         (2,178)          (47,208)          (660)           (681)
                                              --------------- -------------- ----------------- -------------- ---------------
Units end of year                               13,266,871     45,575,766        49,186,008     57,249,025      65,026,844
                                              =============== ============== ================= ============== ===============
                                                                                               MIST SSGA GROWTH AND INCOME
                                         MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME                            ETF
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ -------------------------------- ------------------------------
                                      2009            2008           2009              2008           2009            2008
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units beginning of year         16,387,552      18,642,832    132,562,461       137,915,159    130,577,256     147,441,601
Units issued and transferred
  from other funding options    24,415,857       2,159,128     77,355,592        45,319,530      8,168,476      10,810,249
Units redeemed and transferred
  to other funding options      (5,728,286)     (4,411,126)   (42,352,952)      (50,662,029)   (20,623,917)    (27,654,822)
Annuity units                       (3,808)         (3,282)        (2,636)          (10,199)            --         (19,772)
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units end of year               35,071,315      16,387,552    167,562,465       132,562,461    118,121,815     130,577,256
                               ============== =============== ============== ================= ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                            MIST METLIFE
    MIST MET/AIM SMALL CAP      MIST MET/FRANKLIN MUTUAL        BALANCED       MIST METLIFE
                    GROWTH                        SHARES        STRATEGY    GROWTH STRATEGY
                SUBACCOUNT                    SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
----------------------------- ----------------------------- --------------- ------------------
       2009           2008           2009        2008 (c)        2009 (c)           2009 (c)
-------------- -------------- -------------- -------------- --------------- ------------------
  6,688,902      4,965,688        386,422             --              --                 --
  2,937,223      4,081,747        311,768        402,082      25,069,293         23,643,324
 (2,255,288)    (2,358,533)       (40,043)       (15,660)     (1,845,905)        (1,530,138)
         --             --             --             --              --                 --
-------------- -------------- -------------- -------------- --------------- ------------------
  7,370,837      6,688,902        658,147        386,422      23,223,388         22,113,186
============== ============== ============== ============== =============== ==================
  MIST OPPENHEIMER CAPITAL          MIST PIMCO INFLATION
              APPRECIATION                PROTECTED BOND            MIST PIMCO TOTAL RETURN
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2009           2008           2009           2008            2009               2008
-------------- -------------- -------------- -------------- --------------- ------------------
458,261,491     26,945,381     84,875,080     73,914,152      20,657,165         17,237,540
 32,964,076    490,416,021     25,623,177     55,080,775     353,064,362         13,361,486
(59,221,074)   (59,063,984)   (24,849,412)   (44,062,375)    (64,636,470)        (9,941,861)
    (33,555)       (35,927)       (54,124)       (57,472)        (43,118)                --
-------------- -------------- -------------- -------------- --------------- ------------------
431,970,938    458,261,491     85,594,721     84,875,080     309,041,939         20,657,165
============== ============== ============== ============== =============== ==================
                              MIST T. ROWE PRICE MID CAP        MIST THIRD AVENUE SMALL CAP
      MIST SSGA GROWTH ETF                        GROWTH                              VALUE
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2009           2008           2009        2008 (a)           2009               2008
-------------- -------------- -------------- -------------- --------------- ------------------
161,274,026    175,301,265      1,198,311             --     150,325,118        177,121,221
 13,981,723     18,913,980      1,483,807      1,313,857      13,644,051         19,461,690
(23,284,543)   (32,941,219)      (507,468)      (115,546)    (28,544,910)       (46,248,260)
         --             --             --             --          (8,578)            (9,533)
-------------- -------------- -------------- -------------- --------------- ------------------
151,971,206    161,274,026      2,174,650      1,198,311     135,415,681        150,325,118
============== ============== ============== ============== =============== ==================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                                  MIST VAN KAMPEN MID CAP
                                   MIST TURNER MID CAP GROWTH      MIST VAN KAMPEN COMSTOCK                        GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009            2008 (a)          2009           2008           2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year          2,586,292                 --        938,859      1,286,953     16,241,619      3,986,582
Units issued and transferred
  from other funding options       543,637          3,304,390    238,433,146        367,017      2,494,850     17,261,405
Units redeemed and transferred
  to other funding options        (726,903)          (718,098)   (27,211,052)      (715,111)    (3,600,162)    (5,006,368)
Annuity units                           --                 --         (1,562)            --             --             --
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year                2,403,026          2,586,292    212,159,391        938,859     15,136,307     16,241,619
                               ============== ================== ============== ============== ============== ==============
                               MSF BARCLAYS CAPITAL AGGREGATE      MSF BLACKROCK AGGRESSIVE
                                                   BOND INDEX                        GROWTH     MSF BLACKROCK BOND INCOME
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009               2008           2009           2008           2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year         71,329,220         85,048,945    154,809,818    185,128,306    265,533,848    316,222,898
Units issued and transferred
  from other funding options     4,522,116          6,662,776     11,597,873     15,997,294     47,664,934     48,033,562
Units redeemed and transferred
  to other funding options     (12,923,441)       (20,344,684)   (30,066,258)   (46,314,387)   (58,942,583)   (98,704,913)
Annuity units                      (33,443)           (37,817)          (850)        (1,395)       (14,174)       (17,699)
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year               62,894,452         71,329,220    136,340,583    154,809,818    254,242,025    265,533,848
                               ============== ================== ============== ============== ============== ==============
                                   MSF BLACKROCK MONEY MARKET       MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009               2008           2009        2008 (a)          2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year        380,710,006        296,236,103     50,458,028             --    105,348,325    122,428,834
Units issued and transferred
  from other funding options   256,827,253        439,713,371      5,822,709     59,566,076      3,306,746     13,205,740
Units redeemed and transferred
  to other funding options        (345,112,951) (355,192,067)    (10,007,164)    (9,107,237)   (17,874,636)   (30,285,941)
Annuity units                      (15,164)           (47,401)        (1,160)          (811)          (124)          (308)
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year              292,409,144        380,710,006     46,272,413     50,458,028     90,780,311    105,348,325
                               ============== ================== ============== ============== ============== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

    MORGAN STANLEY CAPITAL              MORGAN STANLEY DIVIDEND
             OPPORTUNITIES                               GROWTH    MORGAN STANLEY S&P 500 INDEX
                SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT
----------------------------- ------------------------------------ -------------------------------
       2009           2008              2009               2008           2009             2008
-------------- -------------- ----------------- ------------------ -------------- ----------------
    938,169      1,543,165         2,424,014          2,901,396      6,631,301        6,967,206
    105,653        161,422           248,605            155,105        418,096          698,993
   (122,204)      (766,418)         (374,796)          (632,487)      (365,258)      (1,034,898)
         --             --                --                 --             --               --
-------------- -------------- ----------------- ------------------ -------------- ----------------
    921,618        938,169         2,297,823          2,424,014      6,684,139        6,631,301
============== ============== ================= ================== ============== ================
                                                                           MSF BLACKROCK LEGACY
 MSF BLACKROCK DIVERSIFIED        MSF BLACKROCK LARGE CAP VALUE                LARGE CAP GROWTH
                SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT
----------------------------- ------------------------------------ -------------------------------
       2009           2008              2009            2008 (a)          2009          2008 (a)
-------------- -------------- ----------------- ------------------ -------------- ----------------
 68,632,597     72,810,413        18,738,894                 --          8,268               --
 88,629,282      8,867,222         2,596,788         21,918,891    306,515,504            8,346
(16,199,549)   (13,031,544)       (2,947,536)        (3,179,997)   (28,084,538)             (78)
    (53,253)       (13,494)               --                 --         (2,567)              --
-------------- -------------- ----------------- ------------------ -------------- ----------------
141,009,077     68,632,597        18,388,146         18,738,894    278,436,667            8,268
============== ============== ================= ================== ============== ================
                                                            MSF
                                  MSF LOOMIS    MET/DIMENSIONAL
                                      SAYLES      INTERNATIONAL          MSF METLIFE AGGRESSIVE
       MSF JENNISON GROWTH    SMALL CAP CORE      SMALL COMPANY                      ALLOCATION
                SUBACCOUNT        SUBACCOUNT         SUBACCOUNT                      SUBACCOUNT
----------------------------- ----------------- ------------------ -------------------------------
       2009        2008 (a)          2009 (c)           2009 (c)          2009             2008
-------------- -------------- ----------------- ------------------ -------------- ----------------
110,066,602             --                --                 --     65,363,759       68,089,229
  3,934,898    128,301,941           129,080             54,367     11,760,998       10,038,761
(21,805,119)   (18,234,255)           (5,168)            (1,089)   (10,360,829)     (12,764,231)
         --         (1,084)               --                 --             --               --
-------------- -------------- ----------------- ------------------ -------------- ----------------
 92,196,381    110,066,602           123,912             53,278     66,763,928       65,363,759
============== ============== ================= ================== ============== ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO       MSF METLIFE MID CAP STOCK
                                                ALLOCATION            MODERATE ALLOCATION                           INDEX
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009            2008          2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year         26,245,707      15,892,326     89,863,744      93,106,882     6,459,837         5,333,803
Units issued and transferred
  from other funding options    14,733,303      21,441,245     18,050,743      22,709,478     1,952,677         3,115,382
Units redeemed and transferred
  to other funding options     (10,649,883)    (11,087,864)   (21,851,231)    (25,932,681)   (1,553,425)       (1,989,348)
Annuity units                           --              --           (322)        (19,935)           --                --
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year               30,329,127      26,245,707     86,062,934      89,863,744     6,859,089         6,459,837
                               ============== =============== ============== =============== ============= =================
                                                                                                  MSF MORGAN STANLEY EAFE
                                      MSF MFS TOTAL RETURN                  MSF MFS VALUE                           INDEX
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009            2008          2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year        485,162,845     592,318,130     62,480,214      61,212,759    52,994,262        61,113,909
Units issued and transferred
  from other funding options    27,802,263      41,510,325     10,053,613      19,802,281     4,469,929         4,932,202
Units redeemed and transferred
  to other funding options      (88,416,078) (148,590,359)    (13,880,648)    (18,525,739)   (8,501,720)      (13,034,978)
Annuity units                      (31,921)        (75,251)        (8,937)         (9,087)      (14,532)          (16,871)
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year              424,517,109     485,162,845     58,644,242      62,480,214    48,947,939        52,994,262
                               ============== =============== ============== =============== ============= =================
                               MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT
                                                    GROWTH                         GROWTH    STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009         2008 (a)         2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year         59,778,256      64,027,839     91,237,701              --     4,192,426         4,659,891
Units issued and transferred
  from other funding options     7,699,624      14,332,093     10,593,137     107,560,744       707,203           703,862
Units redeemed and transferred
  to other funding options     (13,883,453)    (18,581,676)   (16,970,977)    (16,321,622)   (1,136,444)       (1,170,259)
Annuity units                         (192)             --           (878)         (1,421)         (898)           (1,068)
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year               53,594,235      59,778,256     84,858,983      91,237,701     3,762,287         4,192,426
                               ============== =============== ============== =============== ============= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

        MSF METLIFE MODERATE       MSF METLIFE MODERATE TO
                  ALLOCATION         AGGRESSIVE ALLOCATION        MSF METLIFE STOCK INDEX
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
448,656,252      479,135,478    401,062,441    442,105,761     491,992,717    531,845,303
 51,387,983       67,031,031     38,986,571     44,066,905     696,524,264     59,765,661
(78,037,430)     (97,510,257)   (55,046,555)   (85,110,225)   (232,068,819)   (99,488,537)
         --               --             --             --        (138,607)      (129,710)
-------------- ---------------- -------------- -------------- --------------- --------------
422,006,805      448,656,252    385,002,457    401,062,441     956,309,555    491,992,717
============== ================ ============== ============== =============== ==============
        MSF NEUBERGER BERMAN        MSF OPPENHEIMER GLOBAL
               MID CAP VALUE                        EQUITY         MSF RUSSELL 2000 INDEX
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
 15,069,022       18,555,447    448,654,570    494,911,133      54,971,926     60,356,432
    663,981        1,083,190     31,827,929     59,982,748       5,677,967      6,296,137
 (2,665,447)      (4,569,615)   (69,887,580) (106,201,344)      (8,473,272)   (11,669,227)
         --               --        (27,146)       (37,967)         (9,828)       (11,416)
-------------- ---------------- -------------- -------------- --------------- --------------
 13,067,556       15,069,022    410,567,773    448,654,570      52,166,793     54,971,926
============== ================ ============== ============== =============== ==============
MSF WESTERN ASSET MANAGEMENT
             U.S. GOVERNMENT              PIONEER VCT BOND       PIONEER VCT CULLEN VALUE
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
165,146,188       85,176,942     22,163,097     19,594,381      14,609,008     15,163,835
 22,474,954      138,688,994      9,950,015     14,589,696       4,014,544      4,793,648
(47,040,203)     (58,715,835)    (9,252,037)   (12,020,980)     (3,674,744)    (5,348,475)
     (4,250)          (3,913)            --             --              --             --
-------------- ---------------- -------------- -------------- --------------- --------------
140,576,689      165,146,188     22,861,075     22,163,097      14,948,808     14,609,008
============== ================ ============== ============== =============== ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                               PIONEER VCT EMERGING MARKETS         PIONEER VCT EQUITY INCOME             PIONEER VCT FUND
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year         8,306,485         9,123,959    18,907,498          22,291,961    29,416,956     35,397,790
Units issued and transferred
  from other funding options    3,198,231         2,013,301     2,054,030           2,904,676     3,159,501      4,982,780
Units redeemed and transferred
  to other funding options     (2,189,696)       (2,830,775)   (4,867,051)         (6,289,139)   (8,113,688)   (10,963,614)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year               9,315,020         8,306,485    16,094,477          18,907,498    24,462,769     29,416,956
                               ============= ================= ============= =================== ============= ==============
                                  PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES           UIF CAPITAL GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year        36,082,317        42,880,338     8,720,284           9,621,836    10,817,955     13,918,589
Units issued and transferred
  from other funding options    3,318,562         4,365,643     1,914,667           1,881,019       836,261      1,237,043
Units redeemed and transferred
  to other funding options     (7,714,731)      (11,163,664)   (2,252,377)         (2,782,571)   (2,547,691)    (4,337,677)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year              31,686,148        36,082,317     8,382,574           8,720,284     9,106,525     10,817,955
                               ============= ================= ============= =================== ============= ==============
                                                  UIF VALUE     VAN KAMPEN LIT CAPITAL GROWTH    VAN KAMPEN LIT GOVERNMENT
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year        11,197,020        14,734,499    17,441,725         157,200,754    30,065,152     36,097,912
Units issued and transferred
  from other funding options      170,325           264,435       857,484           3,907,137     4,086,700      7,107,328
Units redeemed and transferred
  to other funding options     (2,396,740)       (3,801,914)        (3,280,427) (143,666,166)    (7,717,271)   (13,140,088)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year               8,970,605        11,197,020    15,018,782          17,441,725    26,434,581     30,065,152
                               ============= ================= ============= =================== ============= ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                              PIONEER VCT IBBOTSON GROWTH          PIONEER VCT IBBOTSON
    PIONEER VCT HIGH YIELD                     ALLOCATION           MODERATE ALLOCATION
                SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------ -----------------------------
       2009           2008           2009            2008           2009           2008
-------------- -------------- -------------- --------------- -------------- --------------
 31,465,476     32,302,590    241,041,098     211,130,637    131,739,676    128,084,206
 19,813,022     12,070,279     14,508,026      49,136,283     15,064,233     28,764,616
(16,363,945)   (12,907,393)   (20,218,220)    (19,225,822)   (19,280,230)   (25,109,146)
         --             --             --              --             --             --
-------------- -------------- -------------- --------------- -------------- --------------
 34,914,553     31,465,476    235,330,904     241,041,098    127,523,679    131,739,676
============== ============== ============== =============== ============== ==============
     UIF EQUITY AND INCOME       UIF SMALL COMPANY GROWTH          UIF U.S. REAL ESTATE
                SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------ -----------------------------
       2009           2008           2009            2008           2009           2008
-------------- -------------- -------------- --------------- -------------- --------------
124,047,368    155,243,293      3,860,379       4,724,867     21,716,459     25,452,950
 10,001,544     25,941,166        328,711         604,656      4,599,928      6,983,727
(27,171,235)   (57,133,995)      (722,461)     (1,469,144)    (6,236,584)   (10,711,401)
         --         (3,096)            --              --             --         (8,817)
-------------- -------------- -------------- --------------- -------------- --------------
106,877,677    124,047,368      3,466,629       3,860,379     20,079,803     21,716,459
============== ============== ============== =============== ============== ==============
 VAN KAMPEN LIT GROWTH AND                 WELLS FARGO VT
                    INCOME            SMALL/MID CAP VALUE
                SUBACCOUNT                     SUBACCOUNT
----------------------------- ------------------------------
       2009           2008           2009            2008
-------------- -------------- -------------- ---------------
135,745,590    171,568,422      2,939,820       3,380,492
  6,236,740     17,315,992        340,726         464,842
(27,647,253)   (53,138,824)      (426,586)       (905,514)
         --             --             --
-------------- -------------- -------------- ---------------
114,335,077    135,745,590      2,853,960       2,939,820
============== ============== ============== ===============

This page is intentionally left blank.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2009. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 24, 2010

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2009       2008
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $42,435 and $39,601,
     respectively)............................................  $ 41,275   $ 34,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $494 and $673, respectively)................       459        474
  Trading securities, at estimated fair value (cost: $868 and
     $251, respectively)......................................       938        232
  Mortgage loans (net of valuation allowances of $77 and $46,
     respectively)............................................     4,748      4,447
  Policy loans................................................     1,189      1,192
  Real estate and real estate joint ventures..................       445        608
  Other limited partnership interests.........................     1,236      1,249
  Short-term investments......................................     1,775      3,127
  Other invested assets.......................................     1,498      2,297
                                                                --------   --------
     Total investments........................................    53,563     48,472
Cash and cash equivalents.....................................     2,574      5,656
Accrued investment income.....................................       516        487
Premiums and other receivables................................    13,444     12,463
Deferred policy acquisition costs and value of business
  acquired....................................................     5,244      5,440
Current income tax recoverable................................        --         66
Deferred income tax assets....................................     1,147      1,843
Goodwill......................................................       953        953
Other assets..................................................       799        752
Separate account assets.......................................    49,449     35,892
                                                                --------   --------
     Total assets.............................................  $127,689   $112,024
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 21,621   $ 20,213
Policyholder account balances.................................    37,442     37,175
Other policyholder funds......................................     2,297      2,085
Payables for collateral under securities loaned and other
  transactions................................................     7,169      7,871
Short-term debt...............................................        --        300
Long-term debt -- affiliated..................................       950        950
Current income tax payable....................................        23         --
Other liabilities.............................................     2,177      2,604
Separate account liabilities..................................    49,449     35,892
                                                                --------   --------
     Total liabilities........................................   121,128    107,090
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)

STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2009 and 2008..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       541        965
Accumulated other comprehensive loss..........................      (785)    (2,836)
                                                                --------   --------
     Total stockholders' equity...............................     6,561      4,934
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $127,689   $112,024
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                           -------   ------   ------
REVENUES
Premiums.................................................  $ 1,312   $  634   $  353
Universal life and investment-type product policy fees...    1,380    1,378    1,411
Net investment income....................................    2,335    2,494    2,893
Other revenues...........................................      598      230      251
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................     (552)    (401)     (28)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      165       --       --
  Other net investment gains (losses), net...............   (1,479)     950     (114)
                                                           -------   ------   ------
     Total net investment gains (losses).................   (1,866)     549     (142)
                                                           -------   ------   ------
       Total revenues....................................    3,759    5,285    4,766
                                                           -------   ------   ------
EXPENSES
Policyholder benefits and claims.........................    2,065    1,446      978
Interest credited to policyholder account balances.......    1,301    1,130    1,299
Other expenses...........................................    1,207    1,933    1,446
                                                           -------   ------   ------
       Total expenses....................................    4,573    4,509    3,723
                                                           -------   ------   ------
Income (loss) from continuing operations before provision
  for income tax.........................................     (814)     776    1,043
Provision for income tax expense (benefit)...............     (368)     203      303
                                                           -------   ------   ------
Income (loss) from continuing operations, net of income
  tax....................................................     (446)     573      740
Income (loss) from discontinued operations, net of income
  tax....................................................       --       --        4
                                                           -------   ------   ------
Net income (loss)........................................  $  (446)  $  573   $  744
                                                           =======   ======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                        ACCUMULATED OTHER COMPREHENSIVE LOSS
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2006..........    $86     $7,123      $ 520       $  (314)        $ --        $  --     $ 7,415
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                          (86)                                                (86)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2007............     86      7,123        434          (314)          --           --       7,329
Dividend paid to MetLife..............              (404)      (286)                                               (690)
Comprehensive income (loss):
  Net income..........................                          744                                                 744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         (2)                                   (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                        (45)                                  (45)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   12          12
                                                                                                                -------
     Other comprehensive loss.........                                                                              (35)
                                                                                                                -------
  Comprehensive income................                                                                              709
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2007..........     86      6,719        892          (361)          --           12       7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive loss.........                                                                           (2,487)
                                                                                                                -------
  Comprehensive loss..................                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of changes in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income.......                                                                            2,073
                                                                                                                -------
  Comprehensive income................                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........    $86     $6,719      $ 541       $  (593)        $(83)       $(109)    $ 6,561
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                               2009       2008       2007
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $   (446)  $    573   $    744
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
  Depreciation and amortization expenses...................        29         29         26
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (198)       (18)        11
  (Gains) losses from sales of investments and businesses,
     net...................................................     1,866       (546)       145
  Gain from recapture of ceded reinsurance.................        --         --        (22)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......        98         97       (121)
  Interest credited to policyholder account balances.......     1,301      1,130      1,299
  Universal life and investment-type product policy fees...    (1,380)    (1,378)    (1,411)
  Change in accrued investment income......................       (29)       150        (35)
  Change in premiums and other receivables.................    (2,307)    (2,561)       360
  Change in deferred policy acquisition costs, net.........      (559)       330         61
  Change in insurance-related liabilities..................     1,648        997         71
  Change in trading securities.............................      (597)      (218)        --
  Change in income tax recoverable (payable)...............      (303)       262        308
  Change in other assets...................................       449        598        675
  Change in other liabilities..............................      (166)     1,176        234
  Other, net...............................................        32         38         --
                                                             --------   --------   --------
Net cash (used in) provided by operating activities........      (562)       659      2,345
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities................................    13,076     20,183     21,546
  Equity securities........................................       141        126        146
  Mortgage loans...........................................       444        522      1,208
  Real estate and real estate joint ventures...............         4         15        155
  Other limited partnership interests......................       142        203        465
Purchases of:
  Fixed maturity securities................................   (16,192)   (14,027)   (19,365)
  Equity securities........................................       (74)       (65)      (357)
  Mortgage loans...........................................      (783)      (621)    (2,030)
  Real estate and real estate joint ventures...............       (31)      (102)      (458)
  Other limited partnership interests......................      (203)      (458)      (515)
Net change in short-term investments.......................     1,445     (1,887)      (558)
Net change in other invested assets........................      (194)       445       (175)
Net change in policy loans.................................         3       (279)         5
Other, net.................................................        (2)        --         16
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,224)     4,055         83
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits.................................................    20,783      7,146     11,395
  Withdrawals..............................................   (20,067)    (5,307)   (13,563)
Net change in payables for collateral under securities
  loaned and other transactions............................      (702)    (2,600)     1,316
Net change in short-term debt..............................      (300)       300         --
Long-term debt issued -- affiliated........................        --        750        200
Long-term debt repaid -- affiliated........................        --       (435)        --
Debt issuance costs........................................        --         (8)        --
Financing element on certain derivative instruments........       (53)       (46)        33
Dividends on common stock..................................        --       (500)      (690)
                                                             --------   --------   --------
Net cash used in financing activities......................      (339)      (700)    (1,309)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  balances.................................................        43       (132)         6
                                                             --------   --------   --------
Change in cash and cash equivalents........................    (3,082)     3,882      1,125
Cash and cash equivalents, beginning of year...............     5,656      1,774        649
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  2,574   $  5,656   $  1,774
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest.................................................  $     73   $     64   $     33
                                                             ========   ========   ========
  Income tax...............................................  $    (63)  $    (48)  $     (6)
                                                             ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife Foundation..  $     --   $     --   $     12
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     During 2009, the Company realigned its former institutional and individual businesses into three operating segments: Retirement Products, Corporate Benefit Funding and Insurance Products. The segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. In addition, the Company reports certain of its operations in Corporate & Other. See Note 14 for further business segment information.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2009 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                 corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

            The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

            In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

            The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include asset-backed securitizations, hybrid securities, joint ventures, limited partnerships and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

            Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities, and supports asset and liability matching strategies for certain insurance products. Trading securities are presented at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

            Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain of those joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, investments in insurance enterprise joint ventures and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was $2 million and less than $1 million at December 31, 2009 and 2008, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $102 million and $76 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $42 million and $26 million at December 31, 2009 and 2008, respectively. Related amortization expense was $16 million, $15 million and $11 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment -- type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include projected earnings, current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. The estimated fair value of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     Management applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During our 2009 impairment tests of goodwill, management concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2009.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value reported in net investment gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC"), as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)   future reversals of existing taxable temporary differences;

     (iii)  taxable income in prior carryback years; and

     (iv)   tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


offset within the same line in the consolidated statements of operations. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of this guidance resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

     The following new pronouncements had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

     - Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds).

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                         DECEMBER 31, 2008
                                          -----------------------------------------------
                                                           GROSS
                                           COST OR       UNREALIZED     ESTIMATED
                                          AMORTIZED   ---------------      FAIR      % OF
                                             COST      GAIN     LOSS      VALUE     TOTAL
                                          ---------   ------   ------   ---------   -----
                                                           (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...............   $15,440    $  126   $2,335    $13,231     38.0%
Foreign corporate securities............     6,157        41    1,136      5,062     14.5
U.S. Treasury and agency securities.....     3,407       926       --      4,333     12.4
RMBS....................................     7,901       124      932      7,093     20.4
CMBS....................................     2,933         6      665      2,274      6.5
ABS.....................................     2,429         1      703      1,727      5.0
State and political subdivision
  securities............................       880         2      225        657      1.9
Foreign government securities...........       454        48       33        469      1.3
                                           -------    ------   ------    -------    -----
  Total fixed maturity securities (1),
     (2)................................   $39,601    $1,274   $6,029    $34,846    100.0%
                                           =======    ======   ======    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)......   $   551    $    1   $  196    $   356     75.1%
Common stock............................       122         1        5        118     24.9
                                           -------    ------   ------    -------    -----
  Total equity securities (3)...........   $   673    $    2   $  201    $   474    100.0%
                                           =======    ======   ======    =======    =====



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
CONSOLIDATED BALANCE                                                           FAIR        FAIR
SHEETS                        SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $237        $304
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 43        $ 52
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $580        $425
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 17        $ 16


--------

   (2) The Company held $513 million and $385 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented $82 million and $102 million at estimated fair value at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $855 million and $883 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities
  (1):
  Estimated fair value..........................................  $3,866   $2,559
  Net unrealized loss...........................................  $  467   $1,130
Non-income producing fixed maturity securities (1):
  Estimated fair value..........................................  $   67   $   17
  Net unrealized gain (loss)....................................  $    2   $   (2)
Fixed maturity securities credit enhanced by financial guarantor insurers -- by sector -- at estimated fair value:
  State and political subdivision securities....................  $  493   $  415
  U.S. corporate securities.....................................     458      525
  ABS...........................................................     107      145
  RMBS..........................................................       7        8
  CMBS..........................................................       3        3
                                                                  ------   ------
     Total fixed maturity securities credit enhanced by
       financial guarantor insurers.............................  $1,068   $1,096
                                                                  ======   ======
Ratings of the financial guarantor insurers providing the credit enhancement:
  Portion rated Aa/AA...........................................      25%      20%
                                                                  ======   ======
  Portion rated A...............................................      --%      --%
                                                                  ======   ======
  Portion rated Baa/BBB.........................................      39%      65%
                                                                  ======   ======



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $6.3 billion and $4.3 billion at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Foreign (1)......................................   $ 7,338     32.3%   $ 5,062     27.6%
  Consumer.........................................     3,507     15.4      2,666     14.6
  Utility..........................................     3,328     14.6      2,810     15.4
  Finance..........................................     3,145     13.8      3,397     18.6
  Industrial.......................................     3,047     13.4      1,775      9.7
  Communications...................................     1,669      7.4      1,305      7.1
  Other............................................       702      3.1      1,278      7.0
                                                      -------    -----    -------    -----
     Total.........................................   $22,736    100.0%   $18,293    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  204        0.4%        $  313        0.6%
  Holdings in ten issuers with the largest
     exposures...............................    $1,695        3.2%        $1,732        3.6%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............    $3,646     62.3%    $5,028     70.9%
  Pass-through securities..........................     2,206     37.7      2,065     29.1
                                                       ------    -----     ------    -----
     Total RMBS....................................    $5,852    100.0%    $7,093    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $4,095     70.0%    $4,856     68.4%
  Prime............................................     1,118     19.1      1,531     21.6
  Alternative residential mortgage loans...........       639     10.9        706     10.0
                                                       ------    -----     ------    -----
     Total RMBS....................................    $5,852    100.0%    $7,093    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA (1)..........................    $4,347     74.3%    $6,514     91.8%
                                                       ======    =====     ======    =====
Portion rated NAIC 1 (2)...........................    $4,835     82.6%    $6,753     95.2%
                                                       ======    =====     ======    =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 74.3% at December 31, 2009 as compared to 91.8% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 82.6% at December 31, 2009 as compared to 95.2% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $ 15       2.3%     $ 51       7.2%
2005...............................................      336      52.6       387      54.8
2006...............................................       83      13.0       102      14.5
2007...............................................      205      32.1       166      23.5
2008...............................................       --        --        --        --
2009...............................................       --        --        --        --
                                                        ----     -----      ----     -----
Total..............................................     $639     100.0%     $706     100.0%
                                                        ====     =====      ====     =====




                                                              DECEMBER 31,
                                                     -----------------------------
                                                          2009            2008
                                                     -------------   -------------
                                                     AMOU-    % OF   AMOU-    % OF
                                                       NT    TOTAL     NT    TOTAL
                                                     -----   -----   -----   -----
                                                             (IN MILLIONS)
Net unrealized loss................................   $235            $376
Rated Aa/AA or better (1)..........................            2.3%           64.9%
Rated NAIC 1 (2)...................................           16.6%           66.6%

Fixed rate.........................................           95.6%           96.4%
Hybrid ARM.........................................            4.4             3.6
                                                             -- --           -- --
                                                              100-            100-
Total Alt-A RMBS...................................             .0%             .0%
                                                             == ==           == ==



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.6 billion and $2.3 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of $70 million and $74 million at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $1,202     45.9%    $  915     40.2%
2004...............................................       512     19.6        559     24.6
2005...............................................       472     18.0        438     19.3
2006...............................................       407     15.6        341     15.0
2007...............................................        24      0.9         21      0.9
2008...............................................        --       --         --       --
2009...............................................        --       --         --       --
                                                       ------    -----     ------    -----
Total..............................................    $2,617    100.0%    $2,274    100.0%
                                                       ======    =====     ======    =====




                                                              DECEMBER 31,
                                                     -----------------------------
                                                          2009            2008
                                                     -------------   -------------
                                                     AMOU-    % OF   AMOU-    % OF
                                                       NT    TOTAL     NT    TOTAL
                                                     -----   -----   -----   -----
                                                             (IN MILLIONS)
Net unrealized loss................................   $191            $659
Rated Aaa/AAA......................................            83%             90%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $2.0 billion and $1.7 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  920     46.3%    $  706     40.9%
  RMBS backed by sub-prime mortgage loans..........       247     12.4        335     19.4
  Automobile loans.................................       205     10.3        206     11.9
  Student loans....................................       158      7.9        100      5.8
  Other loans......................................       459     23.1        380     22.0
                                                       ------    -----     ------    -----
     Total.........................................    $1,989    100.0%    $1,727    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA (1)..........................    $1,292     65.0%    $1,110     64.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1 (2)...........................    $1,767     88.8%    $1,512     87.6%
                                                       ======    =====     ======    =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers............................               20.6%               18.0%
  Of the 20.6% and 18.0% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated Aa/AA...                0.7%                1.0%
     By financial guarantor insurers rated A.......                0.2%                 --%
     By financial guarantor insurers rated
       Baa/BBB.....................................                 --%               52.1%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS backed by sub-prime mortgage loans held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity at December 31, 2009 and 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2009                    2008
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,023     $ 1,029     $   993     $   966
Due after one year through five years..........     9,048       9,202       6,337       5,755
Due after five years through ten years.........     7,882       7,980       7,329       6,195
Due after ten years............................    13,339      12,606      11,679      10,836
                                                  -------     -------     -------     -------
  Subtotal.....................................    31,292      30,817      26,338      23,752
RMBS, CMBS and ABS.............................    11,143      10,458      13,263      11,094
                                                  -------     -------     -------     -------
  Total fixed maturity securities..............   $42,435     $41,275     $39,601     $34,846
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Fixed maturity securities that were temporarily
  impaired...............................................  $(1,019)  $(4,755)  $(593)
Fixed maturity securities with noncredit OTTI losses in
  other comprehensive loss...............................     (141)       --      --
                                                           -------   -------   -----
  Total fixed maturity securities........................   (1,160)   (4,755)   (593)
Equity securities........................................      (35)     (199)    (40)
Derivatives..............................................       (4)       12     (16)
Short-term investments...................................      (10)     (100)     --
Other....................................................       (3)       (3)     --
                                                           -------   -------   -----
  Subtotal...............................................   (1,212)   (5,045)   (649)
                                                           -------   -------   -----
Amounts allocated from:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..........................................       12        --      --
  DAC and VOBA...........................................      151       916      93
                                                           -------   -------   -----
     Subtotal............................................      163       916      93
Deferred income tax benefit (expense) on which noncredit
  OTTI losses have been recognized.......................       46        --      --
Deferred income tax benefit (expense)....................      327     1,447     195
                                                           -------   -------   -----
Net unrealized investment gains (losses).................  $  (676)  $(2,682)  $(361)
                                                           =======   =======   =====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above of $141 million, includes $36 million related to the transition adjustment, $165 million ($148 million, net of DAC) of noncredit losses recognized in the year ended December 31, 2009 and $60 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Balance, beginning of period.............................  $(2,682)  $  (361)  $(314)
Cumulative effect of changes in accounting principle, net
  of income tax..........................................      (22)       --      --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................     (105)       --      --
Unrealized investment gains (losses) during the year.....    3,974    (4,396)    (98)
Unrealized investment gains (losses) relating to:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..........................................       10        --      --
  DAC and VOBA...........................................     (765)      823      27
  Deferred income tax benefit (expense) on which
     noncredit OTTI losses have been recognized..........       34        --      --
  Deferred income tax benefit (expense)..................   (1,120)    1,252      24
                                                           -------   -------   -----
Balance, end of period...................................  $  (676)  $(2,682)  $(361)
                                                           =======   =======   =====
Change in net unrealized investment gains (losses).......  $ 2,006   $(2,321)  $ (47)
                                                           =======   =======   =====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======




                                                                  DECEMBER 31, 2008
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........    $ 6,302      $1,001       $4,823      $1,334      $11,125      $2,335
Foreign corporate securities.......      2,684         517        1,530         619        4,214       1,136
U.S. Treasury and agency
  securities.......................         34          --           --          --           34          --
RMBS...............................      1,740         501          934         431        2,674         932
CMBS...............................      1,485         289          679         376        2,164         665
ABS................................        961         221          699         482        1,660         703
State and political subdivision
  securities.......................        348          91          220         134          568         225
Foreign government securities......        229          21           20          12          249          33
                                       -------      ------       ------      ------      -------      ------
  Total fixed maturity securities..    $13,783      $2,641       $8,905      $3,388      $22,688      $6,029
                                       =======      ======       ======      ======      =======      ======
EQUITY SECURITIES..................    $   124      $   59       $  191      $  142      $   315      $  201
                                       =======      ======       ======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........      2,634                    1,340
                                       =======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2009
                                      ----------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED
                                              COST                  LOSS          NUMBER OF SECURITIES
                                      --------------------   ------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                         20%         MORE       20%       MORE       20%         MORE
                                      ---------     ------   ---------   ------   ---------     ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173    $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114        37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74       102       30           29
Twelve months or greater............     8,478       2,346        737       794      867          260
                                       -------      ------     ------    ------
  Total.............................   $18,566      $3,630     $1,098    $1,132
                                       =======      ======     ======    ======
Percentage of cost or amortized
  cost..............................                                6%       31%
                                                               ======    ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --    $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --        --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1         8        2            3
Twelve months or greater............       161          78         21        23       17            6
                                       -------      ------     ------    ------
  Total.............................   $   174      $  107     $   22    $   34
                                       =======      ======     ======    ======
Percentage of cost..................                               13%       32%
                                                               ======    ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------     -------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............   $ 5,444      $ 9,799     $  392      $3,547     1,314        1,089
Six months or greater but less than
  nine months......................     2,737          542        213         271       349           54
Nine months or greater but less
  than twelve months...............     3,554          810        392         470       342           95
Twelve months or greater...........     5,639          192        614         130       642           28
                                      -------      -------     ------      ------
  Total............................   $17,374      $11,343     $1,611      $4,418
                                      =======      =======     ======      ======
Percentage of cost or amortized
  cost.............................                                 9%         39%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months...............   $    23      $   298     $    3      $  130        13           50
Six months or greater but less than
  nine months......................        18           53          3          20         2            5
Nine months or greater but less
  than twelve months...............        --          102         --          43        --            9
Twelve months or greater...........        22           --          2          --         6           --
                                      -------      -------     ------      ------
  Total............................   $    63      $   453     $    8      $  193
                                      =======      =======     ======      ======
Percentage of cost.................                                13%         43%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater increased from none at December 31, 2008 to $23 million at December 31, 2009. As shown in the section below "Evaluating Temporarily Impaired Available for Sale Securities," the $23 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2009 were investment grade non-redeemable preferred stock, all of which were financial services industry investment grade non-redeemable preferred stock, of which 28% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $2.3 billion and $6.2 billion at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
SECTOR:
  U.S. corporate securities........................................    28%    37%
  RMBS.............................................................    21     15
  U.S. Treasury and agency securities..............................    12     --
  Foreign corporate securities.....................................    11     18
  CMBS.............................................................    10     11
  ABS..............................................................     9     11
  State and political subdivision securities.......................     5      4
  Other............................................................     4      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Mortgage-backed..................................................    31%    26%
  Finance..........................................................    22     25
  U.S. Treasury and agency securities..............................    12     --
  Asset-backed.....................................................     9     11
  Consumer.........................................................     6     10
  State and political subdivision securities.......................     5      4
  Utility..........................................................     4      9
  Communications...................................................     3      7
  Industrial.......................................................     2      4
  Other............................................................     6      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................       33           --           103           6
Total gross unrealized loss.....................     $510         $ --        $1,758         $84
Percentage of total gross unrealized loss.......       23%          --%           29%         42%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $1,332 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling, and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       --------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   -----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                         (IN MILLIONS)
Less than six months....      $ 3          $ 1           33%         $ 1            100%            $ 1          100%         --%
Six months or greater
  but less than twelve
  months................        8            8          100%           8            100%              8          100%        100%
Twelve months or
  greater...............       23           23          100%          23            100%             23          100%         28%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of 20%
  or more...............      $34          $32           94%         $32            100%            $32          100%         44%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

     The components of net investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                            -----------------------
                                                              2009     2008    2007
                                                            -------   -----   -----
                                                                 (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized..............................  $  (552)  $(401)  $ (28)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive loss..................      165      --      --
                                                            -------   -----   -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings..........................................     (387)   (401)    (28)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals........................................     (115)   (255)   (244)
                                                            -------   -----   -----
     Total losses on fixed maturity securities............     (502)   (656)   (272)
                                                            -------   -----   -----
Other net investment gains (losses):
  Equity securities.......................................     (119)    (60)     15
  Mortgage loans..........................................      (32)    (44)     (2)
  Real estate and real estate joint ventures..............      (61)     (1)      1
  Other limited partnership interests.....................      (72)     (9)    (19)
  Freestanding derivatives................................     (717)    558     189
  Embedded derivatives....................................     (314)    436     116
  Other...................................................      (49)    325    (170)
                                                            -------   -----   -----
     Total net investment gains (losses)..................  $(1,866)  $ 549   $(142)
                                                            =======   =====   =====



     See Note 8 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                 FIXED MATURITY SECURITIES       EQUITY SECURITIES                   TOTAL
                                --------------------------    -----------------------    ----------------------------
                                                               YEARS ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------
                                 2009      2008      2007      2009     2008     2007     2009       2008       2007
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
                                                               (IN MILLIONS)
Proceeds......................  $8,766   $11,450   $14,693    $ 113     $ 76     $133    $8,879    $11,526    $14,826
                                ======   =======   =======    =====     ====     ====    ======    =======    =======
Gross investment gains........  $  180   $   126   $   120    $   6     $ 15     $ 26    $  186    $   141    $   146
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Gross investment losses.......    (295)     (381)     (364)     (28)     (25)      (9)     (323)      (406)      (373)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............    (348)     (366)      (20)      --       --       --      (348)      (366)       (20)
  Other (1)...................     (39)      (35)       (8)     (97)     (50)      (2)     (136)       (85)       (10)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
  Total OTTI losses recognized
     in earnings..............    (387)     (401)      (28)     (97)     (50)      (2)     (484)      (451)       (30)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Net investment gains
  (losses)....................  $ (502)  $  (656)  $  (272)   $(119)    $(60)    $ 15    $ (621)   $  (716)   $  (257)
                                ======   =======   =======    =====     ====     ====    ======    =======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
U.S. and foreign corporate securities:
  Communications...........................................  $ 88     $ 21     $ --
  Finance..................................................    84      225        8
  Consumer.................................................    53       35       --
  Industrial...............................................    18       --        2
  Utility..................................................     6       --       --
  Other....................................................    --       40       17
                                                             ----     ----     ----
     Total U.S. and foreign corporate securities...........   249      321       27
  CMBS.....................................................    69       65       --
  ABS......................................................    45       15        1
  RMBS.....................................................    24       --       --
                                                             ----     ----     ----
     Total.................................................  $387     $401      $28
                                                             ====     ====     ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Sector:
  Non-redeemable preferred stock...........................   $92       $38      $ --
  Common stock.............................................     5        12         2
                                                              ---       ---      ----
  Total....................................................   $97       $50       $ 2
                                                              ===       ===      ====
Industry:
  Financial services industry:
     Perpetual hybrid securities...........................   $72       $ 9       $--
     Common and remaining non-redeemable preferred stock...     3        34        --
                                                              ---       ---      ----
       Total financial services industry...................    75        43        --
Other......................................................    22         7         2
                                                              ---       ---      ----
  Total....................................................   $97       $50       $ 2
                                                              ===       ===      ====



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $ --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................                92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................                97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                43
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................               (18)
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.....................................                (1)
                                                                        ----
Balance, end of period....................................              $213
                                                                        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturity securities.................................  $2,094   $2,455   $2,803
Equity securities.........................................      27       44       45
Trading securities........................................      97      (19)      --
Mortgage loans............................................     239      255      263
Policy loans..............................................      80       64       53
Real estate and real estate joint ventures................    (120)      11       81
Other limited partnership interests.......................      17      (69)     164
Cash, cash equivalents and short-term investments.........      16       67      104
International joint ventures..............................      (4)      (4)      (4)
Other.....................................................      (2)      (3)      11
                                                            ------   ------   ------
  Total investment income.................................   2,444    2,801    3,520
Less: Investment expenses.................................     109      307      627
                                                            ------   ------   ------
  Net investment income...................................  $2,335   $2,494   $2,893
                                                            ======   ======   ======



     Affiliated investment expenses, included in the table above, were $47 million, $32 million and $36 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Cost or amortized cost........................................  $6,173   $5,638
  Estimated fair value..........................................  $6,051   $6,346
Aging of cash collateral liability:
  Open (1)......................................................  $1,325   $1,222
  Less than thirty days.........................................   3,342    4,284
  Thirty days or greater but less than sixty days...............   1,323      901
  Sixty days or greater but less than ninety days...............      --       --
  Ninety days or greater........................................     234       --
                                                                  ------   ------
     Total cash collateral liability............................  $6,224   $6,407
                                                                  ======   ======
Security collateral on deposit from counterparties..............  $   --   $  153
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $5,686   $4,988
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has increased to $1,291 million from $1,196 million at December 31, 2008. Of the $1,291 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $1,257 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity and equity securities.

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1)........................................  $ 21   $   23
Invested assets pledged as collateral:
  Debt and funding agreements -- FHLB of Boston (2)..............   419    1,284
  Derivative transactions (3)....................................    18       66
                                                                   ----   ------
  Total invested assets on deposit and pledged as collateral.....  $458   $1,373
                                                                   ====   ======



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity and equity securities.

   (2) The Company has pledged fixed maturity securities in support of its debt and funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  TRADING SECURITIES

     The Company has trading securities portfolios to support investment strategies that involve the active and frequent purchase and sale of securities and asset and liability matching strategies for certain insurance products.

     At December 31, 2009 and 2008, trading securities at estimated fair value were $938 million and $232 million, respectively.

     Interest and dividends earned on trading securities, in addition to the net realized gains (losses) and changes in estimated fair value subsequent to purchase, recognized on the trading securities included within net investment income totaled $97 million and ($19) million for the years ended December 31, 2009 and 2008, respectively. Changes in estimated fair value subsequent to purchase of the trading securities included within net investment income were $90 million and ($21) million for the years ended December 31, 2009 and 2008, respectively. As the Company established its trading securities portfolios in 2008, there was no net investment income from such securities for the year ended December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Mortgage loans held-for-investment:
  Commercial mortgage loans.........................   $3,620     75.0%   $3,301     73.4%
  Agricultural mortgage loans.......................    1,204     25.0     1,185     26.4
  Consumer loans....................................        1       --         7      0.2
                                                       ------    -----    ------    -----
     Total mortgage loans held-for-investment.......    4,825    100.0%    4,493    100.0%
                                                                 =====              =====
  Less: Valuation allowances........................       77                 46
                                                       ------             ------
     Total mortgage loans, net......................   $4,748             $4,447
                                                       ======             ======



     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

     Mortgage Loans by Geographic Region and Property Type -- The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Florida were 27%, 12% and 7% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. Commercial mortgage loans at December 31, 2009 and 2008 were $3,620 million and $3,301 million, respectively, or 75.0% and 73.4%, respectively, of total mortgage loans prior to valuation allowances. Net of valuation allowances, commercial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


mortgage loans were $3,546 million and $3,257 million, respectively, at December 31, 2009 and 2008 and there was diversity across geographic regions and property types as shown below at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
REGION:
South Atlantic......................................   $  909     25.6%   $  842     25.9%
Pacific.............................................      879     24.8       753     23.1
Middle Atlantic.....................................      678     19.1       516     15.8
New England.........................................      398     11.2       412     12.6
West South Central..................................      220      6.2       264      8.1
East North Central..................................      177      5.0       152      4.7
East South Central..................................      108      3.1       130      4.0
Mountain............................................       66      1.9        67      2.1
International.......................................       57      1.6        59      1.8
West North Central..................................       14      0.4        22      0.7
Other...............................................       40      1.1        40      1.2
                                                       ------    -----    ------    -----
  Total.............................................   $3,546    100.0%   $3,257    100.0%
                                                       ======    =====    ======    =====
PROPERTY TYPE:
Office..............................................   $1,406     39.6%   $1,188     36.5%
Retail..............................................      901     25.4       760     23.3
Apartments..........................................      521     14.7       553     17.0
Hotel...............................................      375     10.6       396     12.2
Industrial..........................................      127      3.6       151      4.6
Other...............................................      216      6.1       209      6.4
                                                       ------    -----    ------    -----
  Total.............................................   $3,546    100.0%   $3,257    100.0%
                                                       ======    =====    ======    =====



     Information regarding valuation allowances on mortgage loans held-for-investment is as follows:

                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2009      2008     2007
                                                              ----      ----     ----
                                                                   (IN MILLIONS)
Balance, January 1,.........................................   $46      $  8      $ 6
Additions...................................................    36        75        7
Deductions..................................................    (5)      (37)      (5)
                                                               ---      ----      ---
Balance, December 31,.......................................   $77      $ 46      $ 8
                                                               ===      ====      ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired mortgage loans held-for-investment consisted of the following:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Impaired loans with valuation allowances...........................   $24    $24
Impaired loans without valuation allowances........................    12      2
                                                                      ---    ---
  Subtotal.........................................................    36     26
Less: Valuation allowances on impaired loans.......................    24     24
                                                                      ---    ---
  Impaired loans, net..............................................   $12    $ 2
                                                                      ===    ===



     Information about impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure is as follows:

                                                                AS OF AND FOR THE
                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Impaired loans -- average investment during the period....   $32       $42       $21
Impaired loans -- interest income recognized -- accrual
  basis...................................................  $ --       $ 1       $ 3
Impaired loans -- interest income recognized -- cash
  basis...................................................   $ 2       $ 1       $ 1
Restructured loans -- amount..............................   $--      $ --      $ --
Restructured loans -- interest income recognized..........   $--       $--       $--
Loans 90 days or more past due, interest still
  accruing -- amortized cost..............................   $ 4       $--       $--
Loans 90 days or more past due, interest no longer
  accruing -- amortized cost..............................   $--       $--       $--
Loans in foreclosure -- amortized cost....................   $ 6       $ 1       $--


  REAL ESTATE HOLDINGS

     Real estate holdings by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Real estate.........................................    $ 88      19.8%    $ 86      14.1%
  Accumulated depreciation..........................     (17)     (3.8)     (16)     (2.6)
                                                        ----     -----     ----     -----
  Net real estate...................................      71      16.0       70      11.5
Real estate joint ventures and funds................     374      84.0      538      88.5
                                                        ----     -----     ----     -----
  Total real estate holdings........................    $445     100.0%    $608     100.0%
                                                        ====     =====     ====     =====



     Related depreciation expense on real estate was $3 million, $5 million and $8 million for the years ended December 31, 2009, 2008 and 2007, respectively. There was no depreciation expense related to discontinued operations for the years ended December 31, 2009, 2008 and 2007.

     The Company did not own real estate held-for-sale at December 31, 2009 or 2008. Impairments of real estate and real estate joint ventures were $61 million for the year ended December 31, 2009. There were no impairments of real estate and real estate joint ventures for the years ended December 31, 2008 and 2007. The carrying value of non-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income producing real estate was $1 million at December 31, 2009 and 2008. The Company did not own real estate acquired in satisfaction of debt at December 31, 2009 and 2008.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States, and at December 31, 2009, 23%, 21%, 16% were located in California, New York and Georgia, respectively.

     Real estate holdings were categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $127      28.6%    $252      41.5%
Real estate investment funds........................      96      21.6      138      22.7
Apartments..........................................      72      16.2      100      16.4
Land................................................      43       9.6       32       5.3
Industrial..........................................      25       5.6       --        --
Retail..............................................      16       3.6       17       2.8
Agriculture.........................................      11       2.5       14       2.3
Other...............................................      55      12.3       55       9.0
                                                        ----     -----     ----     -----
  Total real estate holdings........................    $445     100.0%    $608     100.0%
                                                        ====     =====     ====     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.2 billion at both December 31, 2009 and 2008. Included within other limited partnership interests were $335 million and $340 million at December 31, 2009 and 2008, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $66 million, $5 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,470     98.1%   $2,258     98.3%
Joint venture investments...........................       26      1.8        31      1.3
Tax credit partnerships.............................        2      0.1         4      0.2
Other...............................................       --       --         4      0.2
                                                       ------    -----    ------    -----
  Total.............................................   $1,498    100.0%   $2,297    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Joint venture investments are accounted for on the equity method and represent the Company's investment in insurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

underwriting joint ventures in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method or under the effective yield method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Other limited partnership interests............   $  838       $1,273      $  672       $1,060
Fixed maturity securities available-for-sale:
  Foreign corporate securities.................      304          304         152          152
  U.S. corporate securities....................      247          247         182          182
Real estate joint ventures.....................       32           39          41           41
                                                  ------       ------      ------       ------
  Total........................................   $1,421       $1,863      $1,047       $1,435
                                                  ======       ======      ======       ======



--------

   (1) The maximum exposure to loss relating to the real estate joint ventures and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $285 million and $1.6 billion, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these investments was $2 million, $10 million and $25 million for the years ended December 31, 2009, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates...............................................  $717     $ 27     $628
Amortized cost of invested assets transferred to
  affiliates...............................................  $769     $ 23     $629
Net investment gains (losses) recognized on transfers to
  affiliates...............................................  $(52)    $  4     $ (1)
Estimated fair value of invested assets transferred from
  affiliates...............................................  $143     $230     $836


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a value in excess of the loans.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS AND NON DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2009                           2008
                                                      -----------------------------  -----------------------------
                                                                     ESTIMATED                      ESTIMATED
                                                                        FAIR                           FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 5,261  $  534      $179      $ 7,074  $  736      $347
                    Interest rate floors............     7,986      78        34       12,071     494        --
                    Interest rate caps..............     4,003      15        --        3,513       1        --
                    Interest rate futures...........       835       2         1        1,064       4        11
Foreign currency    Foreign currency swaps..........     2,678     689        93        3,771     699       219
                    Foreign currency forwards.......        79       3        --           92      --         9
Credit              Swap spreadlocks................        --      --        --          208      --         8
                    Credit default swaps............       966      12        31          648      19         8
                    Credit forwards.................        90      --         3           --      --        --
Equity market       Equity futures..................        81       1        --          370      --         5
                    Equity options..................       775     112        --          813     248        --
                    Variance swaps..................     1,081      24         6        1,081      57        --
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $23,835  $1,470      $347      $30,705  $2,258      $607
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $  442         $ 2,612           $  933          $1,274    $ 5,261
Interest rate floors.............         --              --            7,986              --      7,986
Interest rate caps...............          3           4,000               --              --      4,003
Interest rate futures............        835              --               --              --        835
Foreign currency swaps...........        145           1,878              399             256      2,678
Foreign currency forwards........         79              --               --              --         79
Credit default swaps.............         --             928               38              --        966
Credit forwards..................         90              --               --              --         90
Equity futures...................         81              --               --              --         81
Equity options...................        121             577               77              --        775
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $1,796         $10,514           $9,995          $1,530    $23,835
                                      ======         =======           ======          ======    =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  850     $370        $15        $  707     $ 68        $133
  Interest rate swaps.....................      220       11          2           138       --          28
                                             ------     ----        ---        ------     ----        ----
     Subtotal.............................    1,070      381         17           845       68         161
                                             ------     ----        ---        ------     ----        ----
Cash Flow Hedges:
  Foreign currency swaps..................      166       15          7           486       91          --
  Credit forwards.........................       90       --          3            --       --          --
                                             ------     ----        ---        ------     ----        ----
     Subtotal.............................      256       15         10           486       91          --
                                             ------     ----        ---        ------     ----        ----
Total Qualifying Hedges...................   $1,326     $396        $27        $1,331     $159        $161
                                             ======     ====        ===        ======     ====        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                           ------------------------------------------------------------
                                                        2009                           2008
                                           -----------------------------  -----------------------------
                                                          ESTIMATED                      ESTIMATED
                                                             FAIR                           FAIR
                                                            VALUE                          VALUE
DERIVATIVES NOT DESIGNATED OR NOT          NOTIONAL  -------------------  NOTIONAL  -------------------
QUALIFYING AS HEDGING INSTRUMENTS           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
-----------------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                   (IN MILLIONS)
Interest rate swaps......................   $ 5,041  $  523      $177      $ 6,936  $  736      $319
Interest rate floors.....................     7,986      78        34       12,071     494        --
Interest rate caps.......................     4,003      15        --        3,513       1        --
Interest rate futures....................       835       2         1        1,064       4        11
Foreign currency swaps...................     1,662     304        71        2,578     540        86
Foreign currency forwards................        79       3        --           92      --         9
Swap spreadlocks.........................        --      --        --          208      --         8
Credit default swaps.....................       966      12        31          648      19         8
Equity futures...........................        81       1        --          370      --         5
Equity options...........................       775     112        --          813     248        --
Variance swaps...........................     1,081      24         6        1,081      57        --
                                            -------  ------      ----      -------  ------      ----
Total non-designated or non-qualifying
  derivatives............................   $22,509  $1,074      $320      $29,374  $2,099      $446
                                            =======  ======      ====      =======  ======      ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Qualifying hedges:
  Net investment income...................................      $(1)      $(2)     $ --
  Interest credited to policyholder account balances......       40         6        (6)
Non-qualifying hedges:
  Net investment gains (losses)...........................       (8)       43        82
                                                                ---       ---      ----
  Total...................................................      $31       $47       $76
                                                                ===       ===      ====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net investment gains (losses). The following table represents the amount of such net investment gains (losses) recognized for the years ended December 31, 2009, 2008 and 2007:

                                                                         NET INVESTMENT                        INEFFECTIVENESS
                                                                         GAINS (LOSSES)  NET INVESTMENT GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE          HEDGED ITEMS IN FAIR VALUE              RECOGNIZED     (LOSSES) RECOGNIZED   NET INVESTMENT
HEDGING RELATIONSHIPS              HEDGING RELATIONSHIPS                FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
---------------------------------  -----------------------------------  ---------------  --------------------  ---------------
                                                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:               Fixed maturity securities..........        $  6               $  (6)              $ --
                                   Policyholder account balances (1)..          (8)                  4                 (4)
Foreign currency swaps:            Foreign-denominated
                                   policyholder account balances (2)..         111                (117)                (6)
                                                                              ----               -----               ----
  Total...............................................................        $109               $(119)              $(10)
                                                                              ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008..................................        $(87)              $  86               $ (1)
                                                                              ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2007..................................        $ 18               $ (20)              $ (2)
                                                                              ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. As of December 31, 2009, the maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed one year. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008 and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,...  $ 20      $(13)     $ (9)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (44)        9        39
Amounts reclassified to net investment gains (losses)......    23        24       (43)
                                                             ----      ----      ----
Other comprehensive income (loss), balance at December
  31,......................................................  $ (1)     $ 20      $(13)
                                                             ====      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2009, $4 million of deferred net losses on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2009, 2008 and 2007:

                                                                           AMOUNT AND LOCATION
                                                                            OF GAINS (LOSSES)
                                                                            RECLASSIFIED FROM
                                               AMOUNT OF GAINS       ACCUMULATED OTHER COMPREHENSIVE
                                              (LOSSES) DEFERRED     INCOME (LOSS) INTO INCOME (LOSS)
                                             IN ACCUMULATED OTHER   --------------------------------
DERIVATIVES IN CASH FLOW                     COMPREHENSIVE INCOME            NET INVESTMENT
HEDGING RELATIONSHIPS                       (LOSS) ON DERIVATIVES            GAINS (LOSSES)
------------------------------------------  ---------------------   --------------------------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps..................           $(58)                        $(36)
  Interest rate forwards..................             17                           13
  Credit forwards.........................             (3)                          --
                                                     ----                         ----
     Total................................           $(44)                        $(23)
                                                     ====                         ====
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps..................           $  9                         $(24)
                                                     ----                         ----
     Total................................           $  9                         $(24)
                                                     ====                         ====
FOR THE YEAR ENDED DECEMBER 31, 2007:
  Foreign currency swaps..................           $ 39                         $ 43
                                                     ----                         ----
     Total................................           $ 39                         $ 43
                                                     ====                         ====



  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               INVESTMENT     INVESTMENT
                                                             GAINS (LOSSES)   INCOME (1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)         $  --
Interest rate floors.......................................        (265)            --
Interest rate caps.........................................           4             --
Interest rate futures......................................         (37)            --
Equity futures.............................................         (71)            --
Foreign currency swaps.....................................          (3)            --
Foreign currency forwards..................................          (4)            --
Equity options.............................................        (121)            (1)
Variance swaps.............................................         (40)            --
Credit default swaps.......................................         (50)            --
                                                                  -----          -----
  Total....................................................       $(736)           $(1)
                                                                  =====          =====
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514            $--
                                                                  =====          =====
FOR THE YEAR ENDED DECEMBER 31, 2007.......................       $ 112            $--
                                                                  =====          =====



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $477 million and $277 million at December 31, 2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $8 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                  --------------------------------------------------------------------------------------------
                                                       2009                                           2008
                                  ---------------------------------------------  ---------------------------------------------
                                                       MAXIMUM                                        MAXIMUM
                                     ESTIMATED         AMOUNT                       ESTIMATED        AMOUNT OF
                                        FAIR          OF FUTURE      WEIGHTED          FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF      VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE    VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                            DEFAULT      CREDIT DEFAULT    YEARS TO        DEFAULT      CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS          SWAPS (2)    MATURITY (3)       SWAPS          SWAPS (2)    MATURITY (3)
--------------------------------  ---------------  --------------  ------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $ 1             $ 25            4.0           $  --            $ 25            5.0
Credit default swaps referencing
  indices.......................          7              437            3.5              (2)            222            4.0
                                        ---             ----                          -----            ----
Subtotal........................          8              462            3.5              (2)            247            4.1
                                        ---             ----                          -----            ----
BAA
Single name credit default swaps
  (corporate)...................         --                5            4.0              --              10            5.0
Credit default swaps referencing
  indices.......................         --               10            5.0              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               15            4.7              --              10            5.0
                                        ---             ----                          -----            ----
BA
Single name credit default swaps
  (corporate)...................         --               --             --              (1)             20            0.7
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              (1)             20            0.7
                                        ---             ----                          -----            ----
B
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
CAA AND LOWER
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Total...........................        $ 8             $477            3.5             $(3)           $277            3.9
                                        ===             ====                          =====            ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $945 million and $1,464 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2009 and 2008, the Company had also accepted collateral consisting of various securities with a fair market value of $88 million and $215 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2009, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

        ESTIMATED                 ESTIMATED
    FAIR VALUE (1) OF           FAIR VALUE OF
   DERIVATIVES IN NET            COLLATERAL
   LIABILITY POSITION             PROVIDED                   FAIR VALUE OF INCREMENTAL COLLATERAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                         PROVIDED UPON:
------------------------  ------------------------   ---------------------------------------------------
                                                                                    DOWNGRADE IN THE
                                                                                 COMPANY'S CREDIT RATING
                                                             ONE NOTCH          TO A LEVEL THAT TRIGGERS
                                                             DOWNGRADE               FULL OVERNIGHT
                                                              IN THE              COLLATERALIZATION OR
                                                             COMPANY'S                 TERMINATION
                               FIXED MATURITY                 CREDIT                OF THE DERIVATIVE
                               SECURITIES (2)                 RATING                    POSITION
                          ------------------------   ------------------------   ------------------------
                                              (IN MILLIONS)
           $42                      $ --                        $8                         $42

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $99 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $99 million. This amount does not consider gross derivative assets of $57 million for which the Company has the contractual right of offset.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $7 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

     The Company also has exchange-traded futures, which require the pledging of collateral. At December 31, 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2008, the Company pledged securities collateral for exchange-traded futures of $26 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $18 million and $33 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..............................  $724   $2,062
  Call options in equity securities..............................    (5)     (36)
                                                                   ----   ------
     Net embedded derivatives within asset host contracts........  $719   $2,026
                                                                   ====   ======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.............................  $290   $1,432
  Other..........................................................   (11)     (27)
                                                                   ----   ------
     Net embedded derivatives within liability host contracts....  $279   $1,405
                                                                   ====   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Net investment gains (losses) (1), (2)......................  $(314)  $436   $116


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($567) million and $738 million, respectively, in connection with this adjustment.

   (2) See Note 8 for discussion of affiliated net investment gains (losses) included in the table above.

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $41,275    $41,275
Equity securities.......................................              $   459    $   459
Trading securities......................................              $   938    $   938
Mortgage loans..........................................              $ 4,748    $ 4,345
Policy loans............................................              $ 1,189    $ 1,243
Real estate joint ventures (1)..........................              $    64    $    62
Other limited partnership interests (1).................              $   128    $   151
Short-term investments..................................              $ 1,775    $ 1,775
Other invested assets (2)...............................   $16,580    $ 1,470    $ 1,470
Cash and cash equivalents...............................              $ 2,574    $ 2,574
Accrued investment income...............................              $   516    $   516
Premiums and other receivables (1)......................              $ 4,582    $ 4,032
Separate account assets.................................              $49,449    $49,449
Net embedded derivatives within asset host contracts
  (3)...................................................              $   724    $   724
LIABILITIES
Policyholder account balances (1).......................              $24,591    $24,233
Payables for collateral under securities loaned and
  other transactions....................................              $ 7,169    $ 7,169
Long-term debt -- affiliated............................              $   950    $ 1,003
Other liabilities: (1)
  Derivative liabilities................................   $ 7,255    $   347    $   347
  Other.................................................              $   188    $   188
Separate account liabilities (1)........................              $ 1,367    $ 1,367
Net embedded derivatives within liability host contracts
  (3)...................................................              $   279    $   279
COMMITMENTS (4)
Mortgage loan commitments...............................   $   131    $    --    $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments............................   $   445    $    --    $   (29)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $34,846    $34,846
Equity securities.......................................              $   474    $   474
Trading securities......................................              $   232    $   232
Mortgage loans..........................................              $ 4,447    $ 4,252
Policy loans............................................              $ 1,192    $ 1,296
Real estate joint ventures (1)..........................              $    92    $   103
Other limited partnership interests (1).................              $   189    $   247
Short-term investments..................................              $ 3,127    $ 3,127
Other invested assets (2)...............................   $21,395    $ 2,258    $ 2,258
Cash and cash equivalents...............................              $ 5,656    $ 5,656
Accrued investment income...............................              $   487    $   487
Premiums and other receivables (1)......................              $ 3,171    $ 2,700
Separate account assets.................................              $35,892    $35,892
Net embedded derivatives within asset host contracts
  (3)...................................................              $ 2,062    $ 2,062
LIABILITIES
Policyholder account balances (1).......................              $26,316    $23,937
Payables for collateral under securities loaned and
  other transactions....................................              $ 7,871    $ 7,871
Short-term debt.........................................              $   300    $   300
Long-term debt -- affiliated............................              $   950    $   671
Other liabilities: (1)
  Derivative liabilities................................   $ 9,310    $   607    $   607
  Other.................................................              $   158    $   158
Separate account liabilities (1)........................              $ 1,181    $ 1,181
Net embedded derivatives within liability host contracts
  (3)...................................................              $ 1,405    $ 1,405
COMMITMENTS (4)
Mortgage loan commitments...............................   $   231    $    --    $   (15)
Commitments to fund bank credit facilities and private
  corporate bond investments............................   $   332    $    --    $  (101)


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($5) million and ($36) million, respectively.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are primarily carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


real estate or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of freestanding derivatives with positive estimated fair values, investments in tax credit partnerships and joint ventures. Investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method or under the effective yield method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $48.9 billion in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of fixed maturity securities, equity securities, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's debt, as well as its claims paying ability.

     Short-term and Affiliated Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; taxes payable; obligations for employee-related benefits; interest due on the Company's debt obligations; amounts due for securities purchased but not yet settled; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the sections labeled "Derivatives" and "Embedded Derivatives within Asset and Liability Host Contracts" which follow.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance contracts recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                 DECEMBER 31, 2009
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $   --             $13,793          $1,605      $15,398
  Foreign corporate securities..........            --               6,344             994        7,338
  U.S. Treasury and agency securities...         3,972               2,252              33        6,257
  RMBS..................................            --               5,827              25        5,852
  CMBS..................................            --               2,572              45        2,617
  ABS...................................            --               1,452             537        1,989
  State and political subdivision
     securities.........................            --               1,147              32        1,179
  Foreign government securities.........            --                 629              16          645
                                                ------             -------          ------      -------
     Total fixed maturity securities....         3,972              34,016           3,287       41,275
                                                ------             -------          ------      -------
Equity securities:
  Non-redeemable preferred stock........            --                  48             258          306
  Common stock..........................            72                  70              11          153
                                                ------             -------          ------      -------
     Total equity securities............            72                 118             269          459
                                                ------             -------          ------      -------
Trading securities......................           931                   7              --          938
Short-term investments (1)..............         1,057                 703               8        1,768
Derivative assets (2)...................             3               1,410              57        1,470
Net embedded derivatives within asset
  host contracts (3)....................            --                  --             724          724
Separate account assets (4).............            69              49,227             153       49,449
                                                ------             -------          ------      -------
  Total assets..........................        $6,104             $85,481          $4,498      $96,083
                                                ======             =======          ======      =======
LIABILITIES
Derivative liabilities (2)..............        $    1             $   336          $   10      $   347
Net embedded derivatives within
  liability host contracts (3)..........            --                  --             279          279
                                                ------             -------          ------      -------
  Total liabilities.....................        $    1             $   336          $  289      $   626
                                                ======             =======          ======      =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $    --            $11,830          $1,401      $13,231
  Foreign corporate securities..........             --              4,136             926        5,062
  U.S. Treasury and agency securities...          2,107              2,190              36        4,333
  RMBS..................................             --              7,031              62        7,093
  CMBS..................................             --              2,158             116        2,274
  ABS...................................             --              1,169             558        1,727
  State and political subdivision
     securities.........................             --                633              24          657
  Foreign government securities.........             --                459              10          469
                                                -------            -------          ------      -------
     Total fixed maturity securities....          2,107             29,606           3,133       34,846
                                                -------            -------          ------      -------
Equity securities:
  Non-redeemable preferred stock........             --                 38             318          356
  Common stock..........................             40                 70               8          118
                                                -------            -------          ------      -------
     Total equity securities............             40                108             326          474
                                                -------            -------          ------      -------
Trading securities......................            176                  6              50          232
Short-term investments (1)..............          1,171              1,952              --        3,123
Derivative assets (2)...................              4              1,928             326        2,258
Net embedded derivatives within asset
  host contracts (3)....................             --                 --           2,062        2,062
Separate account assets (4).............         35,567                166             159       35,892
                                                -------            -------          ------      -------
  Total assets..........................        $39,065            $33,766          $6,056      $78,887
                                                =======            =======          ======      =======
LIABILITIES
Derivative liabilities (2)..............        $    16            $   574          $   17      $   607
Net embedded derivatives within
  liability host contracts (3)..........             --                 --           1,405        1,405
                                                -------            -------          ------      -------
  Total liabilities.....................        $    16            $   574          $1,422      $ 2,012
                                                =======            =======          ======      =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g. time deposits, etc.).

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($5) million and ($36) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities; exchange-traded common stock; trading securities and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded equity and interest rate futures. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities, as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, state and political subdivision securities, foreign government securities, and ABS. Equity securities classified as Level 2 securities consist principally of common stock and non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS; and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock and common stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Short-term investments and trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this category includes: swap spreadlocks with maturities which extend beyond observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; foreign currency swaps priced through independent broker quotations; interest rate swaps with maturities which extend beyond the observable portion of the yield curve; credit default swaps based upon baskets of credits having unobservable credit correlations; equity options with unobservable volatility inputs; implied volatility swaps with unobservable volatility inputs; credit forwards having unobservable repurchase rates and interest rate caps referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                               --------------------------------------------------------------------------------------------
                                                                               TOTAL REALIZED/UNREALIZED
                                                                              GAINS (LOSSES) INCLUDED IN:
                                                                            ------------------------------     PURCHASES,
                                                                                                 OTHER           SALES,
                                    BALANCE,        IMPACT OF    BALANCE,                    COMPREHENSIVE   ISSUANCES AND
                               DECEMBER 31, 2007  ADOPTION (2)  JANUARY 1,  EARNINGS (3, 4)  INCOME (LOSS)  SETTLEMENTS (5)
                               -----------------  ------------  ----------  ---------------  -------------  ---------------
                                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..                                     $1,401         $(114)         $   192          $(172)
  Foreign corporate
     securities..............                                        926           (95)             334            (47)
  U.S. Treasury and agency
     securities..............                                         36            --               (1)            (2)
  RMBS.......................                                         62            (4)               5             (9)
  CMBS.......................                                        116           (42)              50             (7)
  ABS........................                                        558           (51)             171           (138)
  State and political
     subdivision securities..                                         24            --                6              2
  Foreign government
     securities..............                                         10            --                1             (1)
                                                                  ------         -----          -------          -----
     Total fixed maturity
       securities............                                     $3,133         $(306)         $   758          $(374)
                                                                  ======         =====          =======          =====
Equity securities:
  Non-redeemable preferred
     stock...................                                     $  318         $(101)         $   113          $ (66)
  Common stock...............                                          8            --               (1)             4
                                                                  ------         -----          -------          -----
     Total equity
       securities............                                     $  326         $(101)         $   112          $ (62)
                                                                  ======         =====          =======          =====
Trading securities...........                                     $   50         $  --          $    --          $ (50)
Short-term investments.......                                     $   --         $  --          $    --          $   8
Net derivatives (7)..........                                     $  309         $ (40)         $    (3)         $ (15)
Separate account assets (8)..                                     $  159         $  (7)         $    --          $   1
Net embedded derivatives
  (9)........................                                     $  657         $(328)         $    --          $ 116

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..        $1,645           $  --       $1,645         $(167)         $  (313)         $ 101
  Foreign corporate
     securities..............         1,355              --        1,355           (12)            (504)          (110)
  U.S. Treasury and agency
     securities..............            19              --           19            --               --             34
  RMBS.......................           323              --          323             2              (46)          (156)
  CMBS.......................           258              --          258           (66)             (76)            --
  ABS........................           925              --          925           (20)            (254)           (84)
  State and political
     subdivision securities..            44              --           44            (1)             (19)            --
  Foreign government
     securities..............            33              --           33             1               (2)           (17)
                                     ------           -----       ------         -----          -------          -----
     Total fixed maturity
       securities............        $4,602             $--       $4,602         $(263)         $(1,214)         $(232)
                                     ======           =====       ======         =====          =======          =====
Equity securities:
  Non-redeemable preferred
     stock...................        $  521             $--       $  521         $ (44)         $  (109)         $ (50)
  Common stock...............            35              --           35            (4)              (1)           (22)
                                     ------           -----       ------         -----          -------          -----
     Total equity
       securities............        $  556             $--       $  556         $ (48)         $  (110)         $ (72)
                                     ======           =====       ======         =====          =======          =====
Trading securities...........        $   --             $--       $   --         $  --          $    --          $  50
Net derivatives (7)..........        $  108             $--       $  108         $ 266          $    --          $ (65)
Separate account assets (8)..        $  183             $--       $  183         $ (22)         $    --          $  --
Net embedded derivatives
  (9)........................        $  125             $92       $  217         $ 366          $    --          $  74
                                  FAIR VALUE MEASUREMENTS
                                     USING SIGNIFICANT
                                UNOBSERVABLE INPUTS (LEVEL
                                          3) (1)
                               ----------------------------
                                 TRANSFER IN
                                 AND/OR OUT      BALANCE,
                               OF LEVEL 3 (6)  DECEMBER 31,
                               --------------  ------------
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..       $ 298         $1,605
  Foreign corporate
     securities..............        (124)           994
  U.S. Treasury and agency
     securities..............          --             33
  RMBS.......................         (29)            25
  CMBS.......................         (72)            45
  ABS........................          (3)           537
  State and political
     subdivision securities..          --             32
  Foreign government
     securities..............           6             16
                                    -----         ------
     Total fixed maturity
       securities............       $  76         $3,287
                                    =====         ======
Equity securities:
  Non-redeemable preferred
     stock...................       $  (6)        $  258
  Common stock...............          --             11
                                    -----         ------
     Total equity
       securities............       $  (6)        $  269
                                    =====         ======
Trading securities...........       $  --         $   --
Short-term investments.......       $  --         $    8
Net derivatives (7)..........       $(204)        $   47
Separate account assets (8)..       $  --         $  153
Net embedded derivatives
  (9)........................       $  --         $  445

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..       $ 135         $1,401
  Foreign corporate
     securities..............         197            926
  U.S. Treasury and agency
     securities..............         (17)            36
  RMBS.......................         (61)            62
  CMBS.......................          --            116
  ABS........................          (9)           558
  State and political
     subdivision securities..          --             24
  Foreign government
     securities..............          (5)            10
                                    -----         ------
     Total fixed maturity
       securities............       $ 240         $3,133
                                    =====         ======
Equity securities:
  Non-redeemable preferred
     stock...................       $  --         $  318
  Common stock...............          --              8
                                    -----         ------
     Total equity
       securities............       $  --         $  326
                                    =====         ======
Trading securities...........       $  --         $   50
Net derivatives (7)..........       $  --         $  309
Separate account assets (8)..       $  (2)        $  159
Net embedded derivatives
  (9)........................       $  --         $  657


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $30 million resulting in a net impact of $62 million. This net impact of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       $62 million along with a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives resulted in a total net impact of adoption of $59 million.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The tables below summarize both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................       $ 3            $(117)         $(114)
  Foreign corporate securities.....................        (1)             (94)           (95)
  RMBS.............................................        --               (4)            (4)
  CMBS.............................................         1              (43)           (42)
  ABS..............................................        --              (51)           (51)
                                                        -----            -----          -----
     Total fixed maturity securities...............       $ 3            $(309)         $(306)
                                                        =====            =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $  --            $(101)         $(101)
                                                        -----            -----          -----
     Total equity securities.......................       $--            $(101)         $(101)
                                                        =====            =====          =====
Net derivatives....................................       $--            $ (40)         $ (40)
Net embedded derivatives...........................       $--            $(328)         $(328)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities........................       $ 5            $(172)         $(167)
  Foreign corporate securities.....................        (3)              (9)           (12)
  RMBS.............................................        --                2              2
  CMBS.............................................         4              (70)           (66)
  ABS..............................................        --              (20)           (20)
  State and political subdivision securities.......        (1)              --             (1)
  Foreign government securities....................         1               --              1
                                                        -----            -----          -----
     Total fixed maturity securities...............       $ 6            $(269)         $(263)
                                                        =====            =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $  --            $ (44)         $ (44)
  Common stock.....................................        --               (4)            (4)
                                                        -----            -----          -----
     Total equity securities.......................       $--            $ (48)         $ (48)
                                                        =====            =====          =====
Net derivatives....................................       $--            $ 266          $ 266
Net embedded derivatives...........................       $--            $ 366          $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                      RELATING TO ASSETS AND LIABILITIES HELD
                                                                        AT
                                                                 DECEMBER 31, 2009
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $  6             $(105)         $ (99)
  Foreign corporate securities.....................       (1)              (43)           (44)
  CMBS.............................................        1               (56)           (55)
  ABS..............................................       --               (21)           (21)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $ 6             $(225)         $(219)
                                                        ====             =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $ --             $ (38)         $ (38)
                                                        ----             -----          -----
     Total equity securities.......................      $--             $ (38)         $ (38)
                                                        ====             =====          =====
Net derivatives....................................      $--             $ (33)         $ (33)
Net embedded derivatives...........................      $--             $(332)         $(332)



                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                        RELATING TO ASSETS AND LIABILITIES
                                                                     HELD AT
                                                                DECEMBER 31, 2008
                                                      -------------------------------------
                                                                          NET
                                                          NET         INVESTMENT
                                                      INVESTMENT         GAINS
                                                        INCOME         (LOSSES)       TOTAL
                                                      ----------      ----------      -----
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities.........................       $ 4          $ (139)       $(135)
  Foreign corporate securities......................        (3)             (6)          (9)
  CMBS..............................................         4             (69)         (65)
  ABS...............................................        --             (16)         (16)
  Foreign government securities.....................         1              --            1
                                                         -----          ------        -----
     Total fixed maturity securities................       $ 6           $(230)       $(224)
                                                         =====          ======        =====
Equity securities:
  Non-redeemable preferred stock....................       $--           $ (29)       $ (29)
                                                         -----          ------        -----
     Total equity securities........................     $  --           $ (29)       $ (29)
                                                         =====          ======        =====
Net derivatives.....................................       $--           $ 233        $ 233
Net embedded derivatives............................       $--           $ 353        $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                                2009                                      2008
                              ---------------------------------------   ---------------------------------------
                                                ESTIMATED                                 ESTIMATED
                                 CARRYING          FAIR                    CARRYING          FAIR
                              VALUE PRIOR TO   VALUE AFTER     GAINS    VALUE PRIOR TO   VALUE AFTER     GAINS
                                IMPAIRMENT      IMPAIRMENT   (LOSSES)     IMPAIRMENT      IMPAIRMENT   (LOSSES)
                              --------------   -----------   --------   --------------   -----------   --------
                                                                (IN MILLIONS)
Mortgage loans (1)..........       $ --            $ --        $ --           $24            $ --        $(24)
Other limited partnership
  interests (2).............       $110             $44        $(66)          $11             $ 6        $ (5)
Real estate joint ventures
  (3).......................       $ 90             $48        $(42)         $ --             $--        $ --


--------

   (1) Mortgage Loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other Limited Partnership Interests -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $32 million as of December 31, 2009.

   (3) Real Estate Joint Ventures -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $40 million as of December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Balance at January 1, 2007................................  $1,991   $3,120   $5,111
  Effect of adoption of new accounting principle..........      (7)    (125)    (132)
  Capitalizations.........................................     682       --      682
                                                            ------   ------   ------
     Subtotal.............................................   2,666    2,995    5,661
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................      44      (16)      28
     Other expenses.......................................     388      324      712
                                                            ------   ------   ------
       Total amortization.................................     432      308      740
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............     (18)      (9)     (27)
                                                            ------   ------   ------
Balance at December 31, 2007..............................   2,252    2,696    4,948
  Capitalizations.........................................     835       --      835
                                                            ------   ------   ------
     Subtotal.............................................   3,087    2,696    5,783
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................     190       35      225
     Other expenses.......................................     504      434      938
                                                            ------   ------   ------
       Total amortization.................................     694      469    1,163
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............    (389)    (434)    (823)
  Less: Other.............................................       3       --        3
                                                            ------   ------   ------
Balance at December 31, 2008..............................   2,779    2,661    5,440
  Capitalizations.........................................     851       --      851
                                                            ------   ------   ------
     Subtotal.............................................   3,630    2,661    6,291
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................    (225)     (86)    (311)
     Other expenses.......................................     408      197      605
                                                            ------   ------   ------
       Total amortization.................................     183      111      294
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............     322      433      755
  Less: Other.............................................      (2)      --       (2)
                                                            ------   ------   ------
Balance at December 31, 2009..............................  $3,127   $2,117   $5,244
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $319 million in 2010, $282 million in 2011, $244 million in 2012, $200 million in 2013, and $163 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2009     2008     2009     2008     2009     2008
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,785   $1,416   $1,275   $1,755   $3,060   $3,171
Corporate Benefit Funding..............       6        5        1        3        7        8
Insurance Products.....................   1,292    1,351      841      903    2,133    2,254
Corporate & Other......................      44        7       --       --       44        7
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,127   $2,779   $2,117   $2,661   $5,244   $5,440
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Retirement Products...............................................  $219   $219
Corporate Benefit Funding.........................................   307    307
Insurance Products:
  Non-medical health..............................................     5      5
  Individual life.................................................    17     17
                                                                    ----   ----
     Total Insurance Products.....................................    22     22
Corporate & Other.................................................   405    405
                                                                    ----   ----
Total.............................................................  $953   $953
                                                                    ====   ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2009 based upon data at June 30, 2009 that indicated that goodwill was not impaired. During the fourth quarter of 2009, the Company realigned its reportable segments. See Notes 1 and
14. The 2009 annual goodwill impairment tests were based on the segment structure in existence prior to such realignment. The realignment did not significantly change the reporting units for goodwill impairment testing purposes and management concluded that no additional tests were required at December 31, 2009.

     Previously, due to economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly in individual annuity and variable & universal life reporting units, management performed an interim goodwill impairment test at December 31, 2008 and again, for certain reporting units most affected by the current economic environment at March 31, 2009. Based upon the tests performed, management concluded no impairment of goodwill had occurred for any of the Company's reporting units at March 31, 2009 and December 31, 2008.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are as follows:

                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2009      2008      2009      2008     2009     2008
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,435   $ 1,215   $21,059   $18,905   $   19   $   30
Corporate Benefit Funding...........   12,697    12,043     9,393    12,553        5        5
Insurance Products..................    2,391     2,123     6,052     5,531    1,997    1,848
Corporate & Other...................    5,098     4,832       938       186      276      202
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $21,621   $20,213   $37,442   $37,175   $2,297   $2,085
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $224      $232      $237
Amortization..............................................    (9)       (8)       (5)
                                                            ----      ----      ----
Balance at December 31,...................................  $215      $224      $232
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $11 million in 2010, $13 million in 2011, $15 million in 2012, $16 million in 2013 and $17 million in 2014.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $422      $403      $330
Capitalization............................................   124       111       124
Amortization..............................................   (53)      (92)      (51)
                                                            ----      ----      ----
Balance at December 31,...................................  $493      $422      $403
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $49.4 billion and $35.9 billion at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $804 million, $893 million and $947 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. Dollars or foreign currencies, to an SPE that has issued debt securities for which payment of interest and principal is secured by such funding agreements. During the year ended December 31, 2009, there were no new issuances of funding agreements under this program and the Company repaid $1.3 billion of such funding agreements. During the years ended December 31, 2008 and 2007, the Company issued $54 million and $653 million, respectively, and repaid $678 million and $616 million, respectively, of such funding agreements. At December 31, 2009 and 2008, funding agreements outstanding, which are included in policyholder account balances, were $3.1 billion and $4.2 billion, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $109 million, $189 million and $230 million, respectively.

     MICC is a member of the FHLB of Boston and holds $70 million of common stock of the FHLB of Boston at both December 31, 2009 and 2008, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $326 million and $526 million at December 31, 2009 and 2008, respectively, which is included in policyholder account balances. In addition, at December 31, 2008, MICC had advances of $300 million from the FHLB of Boston with original maturities of less than one year and therefore, such advances are included in short-term debt. There were no such advances at December 31, 2009. These advances and the advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $419 million and $1,284 million at December 31, 2009 and 2008, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $6 million, $15 million and $34 million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy holder funds, is as follows:

                                                           YEARS ENDED DECEMBER
                                                                   31,
                                                          ---------------------
                                                           2009    2008    2007
                                                          -----   -----   -----
                                                              (IN MILLIONS)
Balance at January 1,...................................  $ 691   $ 612   $ 551
  Less: Reinsurance recoverables........................   (589)   (463)   (403)
                                                          -----   -----   -----
Net balance at January 1,...............................    102     149     148
                                                          -----   -----   -----

Incurred related to:
  Current year..........................................     26       8      32
  Prior years...........................................    (17)    (29)     (5)
                                                          -----   -----   -----
                                                              9     (21)     27
                                                          -----   -----   -----
Paid related to:
  Current year..........................................     (1)     (2)     (2)
  Prior years...........................................    (11)    (24)    (24)
                                                          -----   -----   -----
                                                            (12)    (26)    (26)
                                                          -----   -----   -----
Net balance at December 31,.............................     99     102     149
  Add: Reinsurance recoverables.........................    706     589     463
                                                          -----   -----   -----
Balance at December 31,.................................  $ 805   $ 691   $ 612
                                                          =====   =====   =====



     During 2009, 2008 and 2007, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $17 million, $29 million and $5 million for the years ended December 31, 2009, 2008 and 2007, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 and 2007 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2009                             2008
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  15,705             N/A        $   9,721             N/A
Net amount at risk (2)..................     $   1,018 (3)         N/A        $   2,813 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  35,687       $  22,157        $  27,572       $  13,217
Net amount at risk (2)..................     $   5,093 (3)   $   4,158 (4)    $   9,876 (3)   $   6,323 (4)
Average attained age of
  contractholders.......................      60 years        61 years         58 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2009           2008
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,805      $   2,917
Net amount at risk (2).....................................    $  58,134 (3)  $  43,237 (3)
Average attained age of policyholders......................     58 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                           UNIVERSAL AND
                                                                           VARIABLE LIFE
                                                                             CONTRACTS
                                                                           -------------
                                                   ANNUITY CONTRACTS
                                              --------------------------
                                              GUARANTEED     GUARANTEED
                                                 DEATH     ANNUITIZATION     SECONDARY
                                               BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                              ----------   -------------   -------------   -----
                                                                 (IN MILLIONS)
DIRECT:
  Balance at January 1, 2007................     $ 24           $ 17            $ 31        $ 72
     Incurred guaranteed benefits...........       16             28              34          78
     Paid guaranteed benefits...............      (10)            --              --         (10)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       30             45              65         140
     Incurred guaranteed benefits...........      118            176              43         337
     Paid guaranteed benefits...............      (50)            --              --         (50)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       98            221             108         427
     Incurred guaranteed benefits...........       48             (6)            187         229
     Paid guaranteed benefits...............      (89)            --              --         (89)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 57           $215            $295        $567
                                                 ====           ====            ====        ====
CEDED:
  Balance at January 1, 2007................     $ 24           $ 17            $ --        $ 41
     Incurred guaranteed benefits...........       10             --              --          10
     Paid guaranteed benefits...............       (6)            --              --          (6)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             17              --          45
     Incurred guaranteed benefits...........       94             55              --         149
     Paid guaranteed benefits...............      (36)            --              --         (36)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       86             72              --         158
     Incurred guaranteed benefits...........       38              2             142         182
     Paid guaranteed benefits...............      (68)            --              --         (68)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 56           $ 74            $142        $272
                                                 ====           ====            ====        ====
NET:
  Balance at January 1, 2007................     $ --           $ --            $ 31        $ 31
     Incurred guaranteed benefits...........        6             28              34          68
     Paid guaranteed benefits...............       (4)            --              --          (4)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............        2             28              65          95
     Incurred guaranteed benefits...........       24            121              43         188
     Paid guaranteed benefits...............      (14)            --              --         (14)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       12            149             108         269
     Incurred guaranteed benefits...........       10             (8)             45          47
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $  1           $141            $153        $295
                                                 ====           ====            ====        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $27,202   $21,738
  Balanced....................................................   14,693     6,971
  Bond........................................................    2,682     2,280
  Money Market................................................    1,454     1,715
  Specialty...................................................      824       228
                                                                -------   -------
     Total....................................................  $46,855   $32,932
                                                                =======   =======



8.  REINSURANCE

     The Company's Insurance Products segment participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. Retention limits remain unchanged for other new individual life insurance policies. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of these segments has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $2.3 billion of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                             2009      2008     2007
                                                           -------   -------   ------
                                                                  (IN MILLIONS)
PREMIUMS:
  Direct premiums........................................  $ 1,782   $ 1,042   $  654
  Reinsurance assumed....................................       14        15       17
  Reinsurance ceded......................................     (484)     (423)    (318)
                                                           -------   -------   ------
     Net premiums........................................  $ 1,312   $   634   $  353
                                                           =======   =======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees.........................................  $ 1,681   $ 1,710   $1,680
  Reinsurance assumed....................................      115       197      119
  Reinsurance ceded......................................     (416)     (529)    (388)
                                                           -------   -------   ------
     Net universal life and investment-type product
       policy fees.......................................  $ 1,380   $ 1,378   $1,411
                                                           =======   =======   ======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims................  $ 3,314   $ 2,775   $1,722
  Reinsurance assumed....................................       10        23       22
  Reinsurance ceded......................................   (1,259)   (1,352)    (766)
                                                           -------   -------   ------
     Net policyholder benefits and claims................  $ 2,065   $ 1,446   $  978
                                                           =======   =======   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables...................  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Policyholder account balances....................   37,442        --        --       37,442
Other policyholder funds.........................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $63,537    $1,483   $ 1,626      $60,428
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2008
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables...................  $12,463    $   48   $12,073      $   342
Deferred policy acquisition costs and value of
  business acquired..............................    5,440       312      (292)       5,420
                                                   -------    ------   -------      -------
  Total assets...................................  $17,903    $  360   $11,781      $ 5,762
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $20,213    $   87   $    --      $20,126
Policyholder account balances....................   37,175        --       (19)      37,194
Other policyholder funds.........................    2,085     1,369       172          544
Other liabilities................................    2,604        10     1,061        1,533
                                                   -------    ------   -------      -------
  Total liabilities..............................  $62,077    $1,466   $ 1,214      $59,397
                                                   =======    ======   =======      =======



     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont ("MRV"). The Company had a reinsurance agreement with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  14   $  15   $  17
  Reinsurance ceded (1)....................................   (166)   (116)    (20)
                                                             -----   -----   -----
     Net premiums..........................................  $(152)  $(101)  $  (3)
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 115   $ 197   $ 119
  Reinsurance ceded (1)....................................   (168)   (278)   (166)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ (53)  $ (81)  $ (47)
                                                             =====   =====   =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --   $  --   $  --
  Reinsurance ceded........................................    477      83      85
                                                             -----   -----   -----
     Net other revenues....................................  $ 477   $  83   $  85
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $   8   $  19   $  18
  Reinsurance ceded (1)....................................   (239)   (274)    (43)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $(231)  $(255)  $ (25)
                                                             =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64   $  57   $  53
  Reinsurance ceded........................................    (33)    (22)     --
                                                             -----   -----   -----
     Net interest credited to policyholder account
       balances............................................  $  31   $  35   $  53
                                                             =====   =====   =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $ 105   $  97   $  39
  Reinsurance ceded (1)....................................    102      76      35
                                                             -----   -----   -----
     Net other expenses....................................  $ 207   $ 173   $  74
                                                             =====   =====   =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA at December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $9 million, $36 million, $47 million and ($1) million, respectively, and at December 31, 2007 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $12 million, $50 million, $52 million and ($2) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2009               2008
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables....................   $   30   $7,157    $   34   $6,547
Deferred policy acquisition costs and value of
  business acquired...............................      230     (399)      312     (279)
                                                     ------   ------    ------   ------
  Total assets....................................   $  260   $6,758    $  346   $6,268
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   27   $   --    $   25   $   --
Other policyholder funds..........................    1,393      284     1,368      168
Other liabilities.................................        9    1,150         8      890
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,429   $1,434    $1,401   $1,058
                                                     ======   ======    ======   ======



     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit guarantees issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit guarantees. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss. For the years ended December 31, 2008 and 2007, net investment gains (losses) included $170 million and ($113) million, respectively, in changes in fair value of such embedded derivatives. For the years ended December 31, 2008 and 2007, $64 million and $42 million, respectively, of bifurcation fees associated with the embedded derivatives were included in net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $724 million and $2,042 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($1,456) million, $1,685 million, and $276 million, respectively, in changes in fair value of such embedded derivatives, as well as the associated bifurcation fees.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance with funds withheld basis. The agreement was amended in 2009 to include policies

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


issued by MLI-USA through December 31, 2009. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $11 million and $27 million at December 31, 2009 and 2008, respectively. The changes in fair value of the embedded derivatives, included in net investment gains (losses), were ($16) million and $27 million at December 31, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from MRV by $180 million and $259 million at December 31, 2009 and 2008, respectively, and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. The amortization of the unearned revenue associated with the experience refund was $36 million and $38 million at December 31, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2009 and 2008, the unearned revenue related to the experience refund was $337 million and $221 million, respectively, and is included in other policyholder funds in the consolidated balance sheet.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its effective yield methodology to include these updated assumptions and resultant projected cash flows. Due to the refinement of the methodology, the deposit receivable balance for these treaties was increased by $279 million, with a corresponding increase in other revenue during the year ended December 31, 2009.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $4.3 billion of unsecured affiliated reinsurance recoverable balances.

9.  DEBT

     Long-term -- affiliated debt and short-term debt outstanding is as follows:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038....................  $750   $  750
Surplus notes, interest rate 3-month LIBOR plus 1.15%, maturity
  date 2009......................................................    --      200
Surplus notes, interest rate 6-month LIBOR plus 1.80%, maturity
  date 2011......................................................   200       --
                                                                   ----   ------
Total long-term debt -- affiliated...............................   950      950
Total short-term debt............................................    --      300
                                                                   ----   ------
  Total..........................................................  $950   $1,250
                                                                   ====   ======



     On December 21, 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2009 were $200 million in 2011 and $750 million in 2038.

     Interest expense related to the Company's indebtedness, included in other expenses, was $71 million, $72 million and $33 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Payments of interest and principal on these outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At December 31, 2009, the Company did not have any short-term debt. At December 31, 2008, short-term debt was $300 million, which consisted of MetLife Insurance Company of Connecticut's liability for collateralized borrowings from the FHLB of Boston with original maturities of less than one year. During the years ended December 31, 2009 and 2008, the weighed average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively.

10.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                               YEARS ENDED
                                                               DECEMBER 31,
                                                           -------------------
                                                            2009   2008   2007
                                                           -----   ----   ----
                                                              (IN MILLIONS)
Current:
  Federal................................................  $  24   $(50)  $  9
  State and local........................................      1     (2)     4
  Foreign................................................     (4)    --      1
                                                           -----   ----   ----
  Subtotal...............................................     21    (52)    14
                                                           -----   ----   ----
Deferred:
  Federal................................................   (380)   260    306
  Foreign................................................     (9)    (5)   (17)
                                                           -----   ----   ----
  Subtotal...............................................   (389)   255    289
                                                           -----   ----   ----
Provision for income tax expense (benefit)...............  $(368)  $203   $303
                                                           =====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $(285)  $273   $365
Tax effect of:
  Tax-exempt investment income..............................    (69)   (65)   (65)
  Prior year tax............................................    (17)    (4)     9
  Foreign tax rate differential and change in valuation
     allowance..............................................      3     --     (7)
  State tax, net of federal benefit.........................     --     (1)     3
  Other, net................................................     --     --     (2)
                                                              -----   ----   ----
Provision for income tax expense (benefit)..................  $(368)  $203   $303
                                                              =====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,574   $1,548
  Net operating loss carryforwards..............................     111       94
  Net unrealized investment losses..............................     372    1,447
  Operating lease reserves......................................       4        8
  Capital loss carryforwards....................................     423      269
  Investments, including derivatives............................     304       --
  Tax credit carryforwards......................................     102       45
  Other.........................................................      16       24
                                                                  ------   ------
                                                                   2,906    3,435
                                                                  ------   ------
Deferred income tax liabilities:
  Investments, including derivatives............................      --      113
  DAC and VOBA..................................................   1,748    1,479
  Other.........................................................      11       --
                                                                  ------   ------
                                                                   1,759    1,592
                                                                  ------   ------
Net deferred income tax asset...................................  $1,147   $1,843
                                                                  ======   ======



     Domestic net operating loss carryforwards amount to $189 million at December 31, 2009 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $168 million at December 31, 2009 with indefinite expiration. Capital loss carryforwards amount to $1,209 million at December 31, 2009 and will expire beginning in 2010. Tax credit carryforwards amount to $102 million at December 31, 2009 and will expire beginning in 2017.

     The Company has not established a valuation allowance against the deferred tax asset of $372 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 tax year, is expected to begin in early 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $53 million and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefits decreased by $11 million from January 1, 2007 primarily due to a settlement reached with the IRS with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits in the amount of $6 million, was reclassified to deferred income tax payable.

     At December 31, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2009      2008      2007
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at beginning of the period..........................   $48       $53       $64
Additions for tax positions of prior years..................     2        --        --
Reductions for tax positions of prior years.................    --        --        (2)
Additions for tax positions of current year.................    --         2         5
Reductions for tax positions of current year................    (6)       (7)       (8)
Settlements with tax authorities............................    --        --        (6)
                                                               ---       ---       ---
Balance at end of the period................................   $44       $48       $53
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from January 1, 2007.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $68 million and $64 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $16 million related to a true-up of the prior year tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2009.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On June 3, 2009, the defendant filed a notice of appeal from the January 6, 2009 judgment and the May 14, 2009 opinion and order. As it is possible that the judgment could be affected during appellate practice, and the Company has not collected any portion of the judgment, the Company has not recognized any award amount in its consolidated financial statements.

     A former Tower Square Securities financial services representative is alleged to have misappropriated funds from 40 customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, FINRA and the U.S. Attorney's Office are conducting inquiries.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 8    $ 6
  Premium tax offsets currently available for paid assessments.....     1      1
                                                                      ---    ---
                                                                      $ 9    $ 7
                                                                      ===    ===
Other Liabilities:
  Insolvency assessments...........................................   $13    $10
                                                                      ===    ===



     Assessments levied against the Company were $1 million, less than $1 million and less than $1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2010...........................................................    $ 3       $ 6
2011...........................................................    $ 3       $ 6
2012...........................................................    $ 3       $--
2013...........................................................    $ 3       $--
2014...........................................................    $ 3       $--
Thereafter.....................................................    $73       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.5 billion and $1.6 billion at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $131 million and $231 million at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $445 million and $332 million at December 31, 2009 and 2008, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2009 and 2008, the Company had agreed to fund up to $126 million and $135 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $158 million and $160 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $322 million and $347 million at December 31, 2009 and 2008, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2009 and 2008. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2009 and 2008. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $81 million, $242 million and $1,101 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.9 billion and $5.5 billion at December 31, 2009 and 2008, respectively.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $24 million, $482 million and $1,106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1,406 million and $761 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend to its stockholders. During the years ended December 31, 2008 and 2007, MetLife Insurance Company of Connecticut paid a dividend of $500 million and $690 million, respectively. Of the $690 million, $404 million was a return of capital as approved by the insurance regulator. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay to its stockholders in 2010 without prior regulatory approval is $659 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2009, 2008 and 2007, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds was negative as of December 31, 2009, MLI-USA cannot pay any dividends in 2010 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $ 3,365   $(5,022)  $(358)
Income tax effect of holding gains (losses)..............   (1,174)    1,760     122
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................      588       674     260
  Amortization of premiums and accretion of discounts
     associated with investments.........................      (83)      (48)     --
  Income tax effect......................................     (176)     (220)    (88)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................     (755)      823      27
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................      263      (288)    (10)
                                                           -------   -------   -----
Net unrealized investment gains (losses), net of income
  tax....................................................    2,028    (2,321)    (47)
Foreign currency translation adjustment, net of income
  tax....................................................       45      (166)     12
                                                           -------   -------   -----
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............    2,073    (2,487)    (35)
Cumulative effect of change in accounting principle, net
  of income tax of $12 million, effective April 1, 2009
  (See Note 1)...........................................      (22)       --      --
                                                           -------   -------   -----
Other comprehensive income (loss)........................  $ 2,051   $(2,487)  $ (35)
                                                           =======   =======   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  148   $  118   $  121
Commissions...............................................     794      733      633
Interest and debt issue costs.............................      72       74       35
Affiliated interest costs on ceded reinsurance............     107       96       31
Amortization of DAC and VOBA..............................     294    1,163      740
Capitalization of DAC.....................................    (851)    (835)    (682)
Rent......................................................       4        4        5
Insurance tax.............................................      45       38       44
Other.....................................................     594      542      519
                                                            ------   ------   ------
Total other expenses......................................  $1,207   $1,933   $1,446
                                                            ======   ======   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Interest and Debt Issue Costs

     Interest and debt issue costs include interest expense on debt (see Note 9) and interest on tax audits.

  Amortization and Capitalization of DAC and VOBA

     See Note 5 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 16 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     As described in Note 1, during 2009, the Company realigned its former institutional and individual businesses into three operating segments:
Retirement Products, Corporate Benefit Funding and Insurance Products segments. In addition, the Company reports certain of its operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value & investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals, corporations and other institutions, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life includes variable life, universal life, term life and whole life insurance products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the business segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings is not determined in accordance with GAAP and should not be viewed as a substitute for GAAP income
(loss) from continuing operations, net of income tax. However, the Company believes the presentation of operating earnings herein as we measure it for management purposes enhances the understanding of segment performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses), (ii) less amortization of unearned revenue related to net investment gains (losses), (iii) plus scheduled periodic settlement payments on derivative instruments that are hedges of investments but do not qualify for hedge accounting treatment, (iv) plus income from discontinued real estate operations, if applicable, and (v) plus, for operating joint ventures reported under the equity method of accounting, the aforementioned adjustments and those identified in the definition of operating expenses, net of income tax, if applicable to these joint ventures.

     Operating expenses is defined as GAAP expenses (i) less changes in experience-rated contractholder liabilities due to asset value fluctuations,
(ii) less costs related to business combinations (since January 1, 2009), (iii) less

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortization of DAC and VOBA related to net investment gains (losses) and (iv) plus scheduled periodic settlement payments on derivative instruments that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other for the years ended December 31, 2009, 2008 and 2007 and at December 31, 2009 and 2008. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --      (1,866)        (1,866)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense..............        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total benefits and
     expenses.................     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
Adjustments to:
  Total revenues..............................................................    (1,917)
  Total benefits and expenses.................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
---------------------           ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................    $73,840     $28,046     $13,647     $12,156    $127,689
Separate account assets.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
Separate account liabilities..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-----------------------------    ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634       $ --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --        549            549
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------       ----         ------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense...............         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------       ----         ------
  Total benefits and expenses..     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total benefits and expenses..................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX....................   $  573                    $  573
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2008:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
---------------------           ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................    $57,743     $28,796     $12,217     $13,268    $112,024
Separate account assets.......    $33,763     $ 1,398     $   731     $    --    $ 35,892
Separate account liabilities..    $33,763     $ 1,398     $   731     $    --    $ 35,892

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2007:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-----------------------------    ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                              (IN MILLIONS)
REVENUES
Premiums.......................    $  136       $   25      $  168       $ 24     $  353      $  --         $  353
Universal life and investment-
  type product policy fees.....       885           39         496          2      1,422        (11)         1,411
Net investment income..........       801        1,528         320        293      2,942        (49)         2,893
Other revenues.................       173           14          64         --        251         --            251
Net investment gains (losses)..        --           --          --         --         --       (142)          (142)
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,995        1,606       1,048        319      4,968       (202)         4,766
                                   ------       ------      ------       ----     ------      -----         ------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims.......................       239          492         239         33      1,003        (25)           978
Interest credited to
  policyholder account
  balances.....................       447          604         214         --      1,265         34          1,299
Capitalization of DAC..........      (493)          (8)       (179)        (2)      (682)        --           (682)
Amortization of DAC and VOBA...       475           23         214         --        712         28            740
Interest expense...............         2           --           1         30         33         --             33
Other expenses.................       798           33         485         39      1,355         --          1,355
                                   ------       ------      ------       ----     ------      -----         ------
  Total benefits and expenses..     1,468        1,144         974        100      3,686         37          3,723
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............       187          158          27         17        389        (86)           303
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  340       $  304      $   47       $202        893
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................     (202)
  Total benefits and expenses..................................................      (37)
  Provision for income tax (expense) benefit...................................       86
                                                                                  ------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX....................   $  740                    $  740
                                                                                  ======                    ======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2009, 2008 and 2007. Revenues from U.S. operations were $2.9 billion and $4.9 billion for the years ended December 31, 2009 and 2008, respectively, which represented 76% and 92%, respectively, of consolidated revenues. Substantially all of the Company's revenue originated in the U.S. for the year ended December 31, 2007.

15.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs.

     The Company did not have any discontinued operations for either of the years ended December 31, 2009 or 2008. In the Corporate Benefit Funding segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations, resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $338 million, $256 million and $271 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $113 million, $108 million and $107 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $149 million, $148 million and $117 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $499 million, $442 million and $517 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $71 million, $65 million and $62 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million included in other expenses, for services performed under the global service agreement for both years ended December 31, 2009 and 2008. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Under the terms of the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $85 million, $91 million and $90 million included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net receivables from affiliates of $46 million and $92 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

17.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009

                                  (IN MILLIONS)

                                                                     ESTIMATED      AMOUNT AT
                                                      COST OR           FAIR     WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)     VALUE      BALANCE SHEET
----------------------------------------------  ------------------   ---------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 6,503         $ 6,257        $ 6,257
     Foreign government securities............            608             645            645
     Public utilities.........................          2,380           2,396          2,396
     State and political subdivision
       securities.............................          1,291           1,179          1,179
     All other corporate bonds................         19,186          19,230         19,230
                                                      -------         -------        -------
       Total bonds............................         29,968          29,707         29,707
  Mortgage-backed and asset-backed
     securities...............................         11,143          10,458         10,458
  Redeemable preferred stock..................          1,324           1,110          1,110
                                                      -------         -------        -------
     Total fixed maturity securities..........         42,435          41,275         41,275
                                                      -------         -------        -------
Trading securities............................            868             938            938
                                                      -------         -------        -------
Equity securities:
  Non-redeemable preferred stock..............            351             306            306
Common stock:
  Industrial, miscellaneous and all other.....            143             153            153
                                                      -------         -------        -------
     Total equity securities..................            494             459            459
                                                      -------         -------        -------
Mortgage loans................................          4,748                          4,748
Policy loans..................................          1,189                          1,189
Real estate and real estate joint ventures....            445                            445
Other limited partnership interests...........          1,236                          1,236
Short-term investments........................          1,775                          1,775
Other invested assets.........................          1,498                          1,498
                                                      -------                        -------
     Total investments........................        $54,688                        $53,563
                                                      =======                        =======



--------

   (1) The Company's trading securities portfolio is mainly comprised of fixed maturity and equity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2009      2008
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,325 and $34,567,
     respectively).............................................  $32,132   $30,172
  Equity securities available-for-sale, at estimated fair value
     (cost: $484 and $662, respectively).......................      448       467
  Trading securities, at estimated fair value (cost: $0 and
     $50, respectively)........................................       --        50
  Mortgage loans (net of valuation allowances of $52 and $19,
     respectively).............................................    4,122     4,060
  Policy loans.................................................    1,139     1,151
  Real estate and real estate joint ventures...................      278       367
  Other limited partnership interests..........................      925       947
  Short-term investments.......................................      923     1,539
  Investment in subsidiaries...................................    4,131     3,411
  Other invested assets........................................    1,467     2,136
                                                                 -------   -------
     Total investments.........................................   45,565    44,300
Cash and cash equivalents......................................    1,817     4,753
Accrued investment income......................................      397       421
Premiums and other receivables.................................    5,827     5,501
Receivables from subsidiaries..................................      627       348
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,640     3,344
Deferred income tax assets.....................................    1,513     2,272
Goodwill.......................................................      885       885
Other assets...................................................      162       167
Separate account assets........................................   19,491    17,375
                                                                 -------   -------
     Total assets..............................................  $78,924   $79,366
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,036   $18,993
Policyholder account balances..................................   26,127    28,283
Other policyholder funds.......................................      466       415
Payables for collateral under securities loaned and other
  transactions.................................................    5,562     6,983
Short-term debt................................................       --       300
Long-term debt -- affiliated...................................      950       950
Current income tax payable.....................................        7        64
Other liabilities..............................................      724     1,069
Separate account liabilities...................................   19,491    17,375
                                                                 -------   -------
     Total liabilities.........................................   72,363    74,432
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2009 and 2008, respectively.....................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      541       965
Accumulated other comprehensive loss...........................     (785)   (2,836)
                                                                 -------   -------
     Total stockholders' equity................................    6,561     4,934
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $78,924   $79,366
                                                                 =======   =======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                           -------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums.................................................  $   141   $  110   $  177
Universal life and investment-type product policy fees...      631      741      841
Net investment income....................................    1,895    2,226    2,588
Equity in earnings from subsidiaries.....................     (316)     278      248
Other income.............................................      328       60       66
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................     (534)    (386)     (28)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      160       --       --
  Other net investment gains (losses), net...............     (823)     207     (317)
                                                           -------   ------   ------
     Total net investment gains (losses).................   (1,197)    (179)    (345)
                                                           -------   ------   ------
       Total revenues....................................    1,482    3,236    3,575
                                                           -------   ------   ------
EXPENSES
Policyholder benefits and claims.........................      801      682      741
Interest credited to policyholder account balances.......      801      896    1,057
Other expenses...........................................      494    1,006      796
                                                           -------   ------   ------
       Total expenses....................................    2,096    2,584    2,594
                                                           -------   ------   ------
Income (loss) from continuing operations before provision
  for income tax.........................................     (614)     652      981
Provision for income tax expense (benefit)...............     (168)      79      241
                                                           -------   ------   ------
Income (loss) from continuing operations.................     (446)     573      740
Income (loss) from discontinued operations, net of income
  tax....................................................       --       --        4
                                                           -------   ------   ------
Net income (loss)........................................  $  (446)  $  573   $  744
                                                           =======   ======   ======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                          2009       2008       2007
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $    993   $    856   $  2,333
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...........................    10,125     18,221     19,995
  Equity securities...................................       129        119        172
  Mortgage loans......................................       429        458      1,103
  Real estate and real estate joint ventures..........         3         15        117
  Other limited partnership interests.................        94        181        423
Purchases of:
  Fixed maturity securities...........................    (9,247)   (11,263)   (17,608)
  Equity securities...................................       (61)       (65)      (277)
  Mortgage loans......................................      (531)      (560)    (1,996)
  Real estate and real estate joint ventures..........       (19)       (47)      (241)
  Other limited partnership interests.................      (127)      (340)      (325)
  Net change in short-term investments................       619       (934)      (320)
  Net change in other invested assets.................    (1,150)       (66)      (984)
  Net change in policy loans..........................        12       (277)         6
  Other, net..........................................        --         --          2
                                                        --------   --------   --------
Net cash provided by investing activities.............       276      5,442         67
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits............................................    15,236      3,275      2,830
  Withdrawals.........................................   (17,667)    (4,008)    (5,330)
Net change in payables for collateral under securities
  loaned and other transactions.......................    (1,421)    (2,560)     1,288
Net change in short-term debt.........................      (300)       300         --
Long-term debt issued -- affiliated...................        --        750        200
Debt issuance costs...................................        --         (8)        --
Financing element on certain derivative instruments...       (53)       (46)        33
Dividends on common stock.............................        --       (500)      (690)
                                                        --------   --------   --------
Net cash used in financing activities.................    (4,205)    (2,797)    (1,669)
                                                        --------   --------   --------
Change in cash and cash equivalents...................    (2,936)     3,501        731
Cash and cash equivalents, beginning of year..........     4,753      1,252        521
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,817   $  4,753   $  1,252
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     73   $     44   $      1
                                                        ========   ========   ========
  Income tax..........................................  $     76   $    (41)  $     79
                                                        ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife
     Foundation.......................................  $     --   $     --   $     12
                                                        ========   ========   ========




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

     The condensed financial information of MetLife Insurance Company of Connecticut ("the Registrant") should be read in conjunction with the Consolidated Financial Statements of MetLife Insurance Company of Connecticut and subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Registrant. Investments in subsidiaries are accounted for using the equity method of accounting.

     The condensed unconsolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America except as stated previously which also requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ materially from these estimates.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-----------------------------------------  ------   ------------------   ------------   -----------
2009
Retirement Products......................  $3,060         $ 1,454           $21,059         $ --
Corporate Benefit Funding................       7          12,702             9,393           --
Insurance Products.......................   2,133           4,388             6,052          286
Corporate & Other........................      44           5,374               938           14
                                           ------         -------           -------         ----
          Total..........................  $5,244         $23,918           $37,442         $300
                                           ======         =======           =======         ====
2008
Retirement Products......................  $3,171         $ 1,245           $18,905         $ --
Corporate Benefit Funding................       8          12,048            12,553           --
Insurance Products.......................   2,254           3,971             5,531          545
Corporate & Other........................       7           5,034               186            3
                                           ------         -------           -------         ----
          Total..........................  $5,440         $22,298           $37,175         $548
                                           ======         =======           =======         ====
2007
Retirement Products......................  $2,983         $   979           $15,059         $ --
Corporate Benefit Funding................      16          12,044            13,543           --
Insurance Products.......................   1,947           3,569             5,041          342
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
          Total..........................  $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                                AMORTIZATION OF
                                  PREMIUM          NET         POLICYHOLDER       DAC AND VOBA        OTHER
                                REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO       OPERATING    PREMIUMS WRITTEN
SEGMENT                       POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES (1)   (EXCLUDING LIFE)
---------------------------   --------------   ----------   -----------------   ---------------   ------------   ----------------
2009
Retirement Products........       $1,087         $  854           $1,161             $   77           $399             $ --
Corporate Benefit Funding..          878          1,069            1,647                  3             34               --
Insurance Products.........          722            375              466                213            362                4
Corporate & Other..........            5             37               92                  1            118               --
                                  ------         ------           ------             ------           ----             ----
          Total............       $2,692         $2,335           $3,366             $  294           $913              $ 4
                                  ======         ======           ======             ======           ====             ====
2008
Retirement Products........       $  949         $  773           $  863             $  860           $296              $--
Corporate Benefit Funding..          456          1,334            1,289                 13             33               --
Insurance Products.........          593            333              416                288            336                5
Corporate & Other..........           14             54                8                  2            105               12
                                  ------         ------           ------             ------           ----             ----
          Total............       $2,012         $2,494           $2,576             $1,163           $770              $17
                                  ======         ======           ======             ======           ====             ====
2007
Retirement Products........       $1,021         $  783           $  686             $  524           $306              $--
Corporate Benefit Funding..           64          1,497            1,105                 23             25               --
Insurance Products.........          653            320              453                193            308                7
Corporate & Other..........           26            293               33                 --             67               25
                                  ------         ------           ------             ------           ----             ----
          Total............       $1,764         $2,893           $2,277             $  740           $706              $32
                                  ======         ======           ======             ======           ====             ====



--------

   (1) Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2009
Life insurance in-force..........    $278,335     $242,647   $ 9,044     $44,732      20.2%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $  1,525     $    235   $    14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $  1,782     $    484   $    14     $ 1,312       1.1%
                                     ========     ========   =======     =======
2008
Life insurance in-force..........    $226,418     $191,146   $ 8,800     $44,072      20.0%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $    779     $    181   $    15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $  1,042     $    423   $    15     $   634       2.4%
                                     ========     ========   =======     =======
2007
Life insurance in-force..........    $189,630     $152,943   $13,934     $50,621      27.5%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $    384     $     82   $    17     $   319       5.3%
Accident and health..............         270          236        --          34        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $    654     $    318   $    17     $   353       4.8%
                                     ========     ========   =======     =======



     For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively. For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $48,852 million and $13,934 million, respectively, and life insurance premiums of $32 million and $17 million, respectively.

                       METLIFE RETIREMENT ACCOUNT ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


MIC-Book 21                                                   May 3, 2010

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


     (1)  Statement of Assets and Liabilities as of December 31, 2009



     (2)  Statement of Operations for the year ended December 31, 2009



     (3) Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008



     (4)  Notes to the Financial Statements


The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the reports of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


     (1)  Consolidated Balance Sheets as of December 31, 2009 and 2008



     (2) Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007



     (3) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2009, 2008 and 2007



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007



     (5)  Notes to the Consolidated Financial Statements


     (6)  Financial Statement Schedules

(b)  Exhibits


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
1.          Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit
            1 to MetLife of CT Fund ABD for Variable Annuities' registration statement on
            Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)

1(a).       Resolution of the MetLife Insurance Company of Connecticut Board of
            Directors, dated March 24, 2008, authorizing the combining of MetLife of CT
            Separate Account Five for Variable Annuities into the MetLife of CT Separate
            Account Eleven for Variable Annuities. (Filed with this Registration
            Statement on Form N-4, file number 333-152192 on November 20, 2008.)

2.          Not Applicable

3(a).       Distribution and Principal Underwriting Agreement among the Registrant,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution
            Company. (Filed with this Registration Statement on Form N-4, file number
            333-152192 on November 20, 2008.)

3(b).       Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-
            1, File No. 333-138472 filed on November 7, 2006.)

3(b)(i)     Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
            MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form
            N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(c).       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
            Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
            Variable Annuities to the Registration Statement on Form N-4, File No. 033-
            65343/811-07465 filed April 4, 2007.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
3(d).       Services Agreement between MetLife Investors Distribution Company and MetLife
            Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
            (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment
            No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration
            Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

3(e).       Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution
            Company Sales Agreement). (Incorporated herein by reference to Exhibit 3(f)
            to Post-Effective Amendment No. 2 to MetLife of CT Separate Account QPN for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-156911,
            filed April 6, 2010.)

4(a).       Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(a)
            to the Registration Statement on Form N-4, file number 333-58783 filed on
            November 3, 1998.)

4(b).       Company Name Change Endorsement. (Incorporated herein by reference to Exhibit
            4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form
            N-4, File No. 033-65343 filed April 5, 2006)

4(c).       Individual Retirement Annuity Qualification Rider. L-22445 1-08.
            (Incorporated herein by reference to Exhibit 4(c) to the Registration
            Statement on Form N-4, file number 333-58783 filed on April 7, 2008.)

4(d).       Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt
            Employer. L-22466 8-07. (Incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4, file number 333-58783 filed on April
            7, 2008.)

4(e).       403(b) Nationwide Tax Sheltered Annuity Endorsement (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 2 to MetLife of CT
            Separate Account Eleven for Variable Annuities Registration Statement on Form
            N-4, FIle No. 333-152189, filed April 6, 2010).

5.          1)  Application. (Incorporated herein by reference to Exhibit 5 to the
                Registration Statement on Form N-4, file number 333-58783 filed on November 3, 1998.)

                 a.   The Travelers Insurance Company, The Travelers Life and Annuity
                      Company, Deferred Variable Annuity Application Rev. 5-05, National
                      app L-22213*

                 b.   The Travelers Insurance Company, The Travelers Life and Annuity
                      Company, Deferred Variable Annuity Application Rev. 7-05 National
                      app L-22213*

                 c.   The Travelers Insurance Company, The Travelers Life and Annuity
                      Company, Deferred Variable Annuity Application Rev. 11-05 National
                      app L-22213*

                 d.   The Travelers Insurance Company, The Travelers Life and Annuity
                      Company, Deferred Variable Annuity Application Rev. 1-06 National
                      app L-22213*

                 e.   The Travelers Insurance Company, The Travelers Life and Annuity
                      Company, Master Application for Group Deferred Variable Annuity
                      L22534 TRA Master App 7-05*

                 f.   The Travelers Insurance Company for Group Deferred Variable Annuity
                      Application (New York) L-22535NY 5-05*

                 g.   The Travelers Insurance Company for Group Deferred Variable Annuity
                      Application (New York) L-22535NY 6-05*

                 h.   The Travelers Insurance Company for Group Deferred Variable Annuity
                      Application (New York) L-22535NY 7-05*

                 i.   The Travelers Insurance Company for Group Deferred Variable Annuity
                      Application (New York) L-22535NY 7-05*

                 j.   The Travelers Insurance Company for Group Deferred Variable Annuity
                      Application (New York) L-22535NY 11-05*

                 k.   The Travelers Insurance Company for Group Deferred Variable Annuity
                      Application (New York) L-22535NY 1-06*

                      *   (Incorporated herein by reference to Post Effective Amendment
                          No. 11 to the Registration Statement on Form N-4, File Numbers
                          333-58783/811-08867, filed April 10, 2006.)

                 l.   Systematic Withdrawal Program MetLife Retirement Account L-19066SWP
                      Order # L-19244 1 Rev. 11/06. ((Incorporated herein by reference to
                      Exhibit 5(l) to the Registration Statement on Form N-4, file number
                      333-58783 filed on April 6, 2007.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
                 m.   Dollar Cost Averaging Program MetLife Retirement Account L-19066DCA
                      Order # L-19243; Rev. 11/06. (Incorporated herein by reference to
                      Exhibit 5(m) to the Registration Statement on Form N-4, file number
                      333-58783 filed on April 6, 2007.)

            2)  Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD
                for Variable Annuities to the Registration Statement on Form N-4, File
                No. 033-65343 filed April 5, 2006.)

6(a).       Charter of The Travelers Insurance Company, as amended on October 19, 1994.
            (Incorporated herein by reference to Exhibit 6(a) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

            1)  Certificate of Amendment of the Charter as Amended and Restated of The
                Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The
                Travelers Fund ABD for Variable Annuities Registration Statement on Form
                N-4 , File No. 033-65343 filed April 5, 2006.)

            2)  Certificate of Correction of MetLife Insurance Company of Connecticut, to
                the Amendment to the Charter as Amended and Restated of The Travelers
                Insurance Company, dated and executed as of the 4(th) day of April, 2007.
                (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective
                Amendment No. 16 to the Registration Statement on Form N-4, File 333-
                00165 filed October 31, 2007.)

6(b).       By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
            (Incorporated herein by reference to Exhibit 6(b) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(c).       Certificate of Amendment of the Charter as Amended and Restated of The
            Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities Registration Statement on Form N-4 , File No. 033-65343
            filed April 5, 2006.)

7.          Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit
            7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-
            4, File No. 333-65942, filed April 15, 2003.)

8.          Form of Participation Agreements. (Incorporated herein by reference to
            Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on
            Form N-4, File No. 333-101778, filed April 21, 2005)

8(a).       Participation Agreement Among Met Investors Series Trust, Met Investors
            Advisory, LLC, MetLife Investors Distribution Company, The Travelers
            Insurance Company and The Travelers Life and Annuity Company effective
            November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-
            Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
            Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(b)(i).    Participation Agreement among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of
            Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration
            Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(ii).   Participation Agreement among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
            Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 16 to the
            Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)

9.          Opinion of Counsel as to the legality of securities being registered by
            Registrant. (Incorporated herein by reference to Exhibit 9 to this
            Registration Statement on Form N-4, File No. 333-152192 filed on November 20,
            2008.)

10.         Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
            Firm. Filed herewith

10(a).      Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
            Firm. Filed herewith

11.         Not applicable

12.         Not applicable

13.         Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, John E.
            Connolly, Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie
            C. Swift as signatory for Michael K. Farrell, Maria R. Morris, Robert E.
            Sollmann, Jr., Stanley J. Talbi and Peter M. Carlson. Filed herewith

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, Connecticut 06022-2910


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director, Chairman of the Board, President and Chief Executive
10 Park Avenue                Officer
Morristown, NJ 07962

Maria R. Morris               Director and Executive Vice President
1095 Avenue of the Americas
New York, New York 10036

Robert E. Sollmann, Jr.       Director and Executive Vice President
1095 Avenue of the Americas
New York, New York 10036

Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, New York 10036

Steven A. Kandarian           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb             Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, New York 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, New York 10036

Jeffrey A. Welikson           Senior Vice President and Secretary
1095 Avenue of the Americas
New York, New York 10036

Steven J. Goulart             Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, New York 10036

William D. Cammarata          Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, New York 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06022

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, New York 10036

S. Peter Headley              Vice President and Assistant Secretary
8717 W. 110(th) Street
Overland Parks, KS 66210

Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair               Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal         Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley            Vice President and Actuary
1095 Avenue of the Americas
New York, New York 10036

Jeffrey N. Altman             Vice President
1095 Avenue of the Americas
New York, New York 10036

Andrew T. Aoyama              Vice President
200 Park Avenue
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, New York 10036

Herbert B. Brown              Vice President
1095 Avenue of the Americas
New York, New York 10036

Deirdre E. Curran             Vice President
300 Davidson Avenue
Somerset, NJ 08873

Mark Davis                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Sebastian J. Janssen          Vice President
485-B US Highway 1 South
Iselin, NJ 08830

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James M. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
8717 W. 110(th) Street
Overland Parks, KS 66210

Mark S. Reilly                Vice President
1300 Hall Boulevard
Bloomfield, CT 06022


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Kathleen J. Schoos            Vice President
700 Quaker Lane
Warwick, RI 02886

Mark. H. Wilsmann             Vice President
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

                                        6

ITEM 27. NUMBER OF CONTRACT OWNERS


As of February 28, 2010,



Qualified: 5,449


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


MetLife of CT Separate Account QPN for Variable Annuities


MetLife of CT Separate Account Eleven for Variables Annuities


MetLife of CT Fund UL for Variable Life Insurance

MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account II


Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One


MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two

Security Equity Separate Account Twenty-Six


Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director
10 Park Avenue, 1(st) Floor
Morristown, NJ 07962


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Craig W. Markham              Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta            Director
1095 Avenue of the Americas
New York, New York 10036

Paul A. Sylvester             President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget           Executive Vice President, Investment Fund Management &
1095 Avenue of the Americas   Marketing
New York, New York 10036

Paul A. LaPiana               Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson            Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker             Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

John C. Kennedy               Senior Vice President, National Sales Manager, Bank and
1 MetLife Plaza               Broker/Dealer
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers            Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                Senior Vice President, National Sales Manager, Independent
1 MetLife Plaza               Planner and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Peter Gruppuso                Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington          Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Paul M. Kos                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham              Vice President
13045 Tesson Ferry Road
St Louis, MO 63128
Suite 1900
Irvine, CA 92614

Cathy Sturdivant              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros              Vice President
1095 Avenue of the Americas
New York, New York 10036



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................      $114,483,902             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)  MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06002-2910

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) -- (d) of Rule 6c-7 have been complied with.

(e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-
     (4) or such letter.

MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the Town of Bloomfield, and State of Connecticut, on this 6th Day of April 2010.


          MetLife of CT Separate Account Eleven for Variable Annuities
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:     /s/ BENNETT D. KLEINBERG
                                            ------------------------------------

                                            Bennett D. Kleinberg, Vice President
                                                     and Senior Actuary



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 6th Day of April 2010.




         /s/ *MICHAEL K. FARRELL                  Director, Chairman of the Board, President
---------------------------------------------        and Chief Executive Officer
             (Michael K. Farrell)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)

      /s/ *ROBERT E. SOLLMANN, JR.                Director
---------------------------------------------
           (Robert E. Sollmann, Jr.

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)





                                        *By:         /s/ MYRA L. SAUL

                                             -----------------------------------
                                               Myra L. Saul , Attorney-in-fact
* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX




10      Consent of Independent Registered Public Accounting Firm

10(a)   Consent of Independent Registered Public Accounting Firm

13      Powers of Attorney